UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Active Equity Multi-Manager Funds
Multi-Manager International Equity
Multi-Manager U.S. Dynamic Equity
Multi-Manager U.S. Small Cap Equity

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Class P shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Active Equity Multi-Manager Funds

∎	MULTI-MANAGER INTERNATIONAL EQUITY

∎	MULTI-MANAGER U.S. DYNAMIC EQUITY

∎	MULTI-MANAGER U.S. SMALL CAP EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Active Equity Multi-Manager Funds

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

On May 29, 2020, Kent Clark retired from Goldman Sachs and no longer serves as a portfolio manager for the Multi-Manager International Equity Fund, Multi-Manager U.S. Dynamic Equity Fund and Multi-Manager U.S. Small Cap Equity Fund (the “Funds”). Betsy Gorton continues to serve as portfolio manager for the Funds. Yvonne Woo continues to serve as portfolio manager for the Multi-Manager U.S. Dynamic Equity Fund and Multi-Manager U.S. Small Cap Equity Fund.

i

FUND BASICS

Multi-Manager International Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI® EAFE® Index (Net, USD, Unhedged)[2]
Class P Shares	-12.01%	-14.21%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions.

[2]	The MSCI® EAFE® Index is a stock market index that is designed to measure the equity market performance of developed markets in Europe, Australasia and the Far East, excluding the U.S. and Canada. The Index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Nestle SA	2.5%	Food Products

Roche Holding AG	2.3	Pharmaceuticals

SAP SE	2.0	Software

Novartis AG	1.9	Pharmaceuticals

AIA Group Ltd.	1.8	Insurance

Volkswagen AG	1.8	Automobiles

Bayer AG	1.6	Pharmaceuticals

Experian PLC	1.6	Professional Services

FANUC Corp.	1.5	Machinery
Takeda Pharmaceutical Co. Ltd.	1.5	Pharmaceuticals

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

FUND BASICS

Multi-Manager U.S. Dynamic Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	S&P 500® Total Return Index[2]
Class P Shares	-10.02%	-3.16%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions.

[2]	The S&P 500® Total Return Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Berkshire Hathaway, Inc. Class B	3.7%	Diversified Financial Services
Pfizer, Inc.	2.5	Pharmaceuticals
The Home Depot, Inc.	2.4	Specialty Retail
Amgen, Inc.	2.3	Biotechnology
QUALCOMM, Inc.	2.3	Semiconductors & Semiconductor Equipment
Target Corp.	2.2	Multiline Retail
NVR, Inc.	2.1	Household Durables
Discovery, Inc. Class A	2.0	Media
Medtronic PLC	2.0	Health Care Equipment & Supplies
American Express Co.	1.8	Consumer Finance

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph generally categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

FUND BASICS

Multi-Manager U.S. Small Cap Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Russell 2000® Total Return Index[2]
Class P Shares	-19.77%	-15.47%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions.

[2]	The Russell 2000® Total Return Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Waste Connections, Inc.	1.1%	Commercial Services & Supplies
Genpact Ltd.	1.1	IT Services
Charles River Laboratories International, Inc.	1.0	Life Sciences Tools & Services
Zynga, Inc. Class A	1.0	Entertainment
Bright Horizons Family Solutions, Inc.	1.0	Diversified Consumer Services
Catalent, Inc.	1.0	Pharmaceuticals
Graphic Packaging Holding Co.	1.0	Containers & Packaging
IAA, Inc.	1.0	Commercial Services & Supplies
GCI Liberty, Inc. Class A	0.9	Diversified Telecommunication Services
Syneos Health, Inc.	0.8	Life Sciences Tools & Services

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.0%
Argentina* – 0.7%
8,609	MercadoLibre, Inc. (Internet & Direct Marketing Retail)	$5,023,438

Australia – 1.0%
40,301	CSL Ltd. (Biotechnology)	8,033,088

Belgium – 0.5%
78,040	KBC Group NV (Banks)	4,232,961

Brazil – 0.1%
434,932	Ambev SA ADR (Beverages)	935,104

Canada – 3.4%
37,660	Canadian Imperial Bank of Commerce (Banks)	2,231,543
74,326	Canadian National Railway Co. (Road & Rail)	6,159,396
26,562	Canadian Pacific Railway Ltd. (Road & Rail)	6,038,339
124,992	Manulife Financial Corp. (Insurance)	1,574,130
12,170	Shopify, Inc. Class A* (IT Services)	7,694,969
155,512	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2,772,950

		26,471,327

China – 2.3%
69,700	Baidu, Inc. ADR* (Interactive Media & Services)	7,034,821
2,104,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	1,409,722
612,875	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	1,652,531
152,040	Tencent Holdings Ltd. (Interactive Media & Services)	7,992,656

		18,089,730

Denmark – 1.8%
19,595	Carlsberg A/S Class B (Beverages)	2,471,967
39,750	DSV PANALPINA A/S (Air Freight & Logistics)	4,130,033
110,093	Novo Nordisk A/S Class B (Pharmaceuticals)	7,022,833

		13,624,833

Finland – 0.1%
50,999	Wartsila OYJ Abp (Machinery)	374,344

France – 11.5%
402,915	Air France-KLM* (Airlines)	2,054,341
70,128	Air Liquide SA (Chemicals)	8,910,058
17,578	Airbus SE (Aerospace & Defense)	1,113,012
196,511	BNP Paribas SA (Banks)	6,173,653
35,387	Capgemini SE (IT Services)	3,326,759
203,227	Carrefour SA (Food & Staples Retailing)	3,018,169
141,757	Danone SA (Food Products)	9,880,042
11,579	Dassault Systemes SE (Software)	1,695,979
267,984	Engie SA (Multi-Utilities)	2,907,509

Common Stocks – (continued)
France – (continued)
56,305	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	6,994,457
881	Hermes International (Textiles, Apparel & Luxury Goods)	644,073
14,146	L’Oreal SA* (Personal Products)	4,112,824
42,509	Legrand SA (Electrical Equipment)	2,849,913
29,499	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	11,404,093
58,972	Pernod Ricard SA (Beverages)	9,004,766
104,296	Schneider Electric SE (Electrical Equipment)	9,638,237
118,037	TOTAL SA (Oil, Gas & Consumable Fuels)	4,189,413
13,122	Vinci SA (Construction & Engineering)	1,074,979

		88,992,277

Germany – 10.7%
19,558	Allianz SE (Insurance)	3,599,283
219,188	BASF SE (Chemicals)	11,217,267
192,076	Bayer AG (Pharmaceuticals)	12,632,715
60,098	Beiersdorf AG (Personal Products)	6,287,957
22,770	Deutsche Boerse AG (Capital Markets)	3,530,225
228,867	Deutsche Post AG (Air Freight & Logistics)	6,798,993
363,793	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	6,763,247
34,459	Merck KGaA* (Pharmaceuticals)	3,999,256
9,764	MTU Aero Engines AG* (Aerospace & Defense)	1,329,617
60,347	RWE AG (Multi-Utilities)	1,736,043
127,746	SAP SE (Software)	15,215,463
102,296	Siemens AG (Industrial Conglomerates)	9,440,192

		82,550,258

Hong Kong – 2.4%
1,493,800	AIA Group Ltd. (Insurance)	13,709,748
631,664	China Mobile Ltd. (Wireless Telecommunication Services)	5,077,983

		18,787,731

India – 1.4%
89,053	HDFC Bank Ltd. ADR (Banks)	3,860,447
112,208	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,838,279
164,852	Tata Consultancy Services Ltd. (IT Services)	4,364,017

		11,062,743

Ireland – 2.9%
33,264	Accenture PLC Class A (IT Services)	6,160,160
16,512	ICON PLC* (Life Sciences Tools & Services)	2,649,680

The accompanying notes are an integral part of these financial statements.	7

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
146,578	Ryanair Holdings PLC ADR* (Airlines)	$9,303,306
27,896	STERIS PLC (Health Care Equipment & Supplies)	3,975,180

		22,088,326

Israel* – 0.6%
40,453	Check Point Software Technologies Ltd. (Software)	4,277,500

Italy – 1.5%
199,679	Eni SpA (Oil, Gas & Consumable Fuels)	1,902,207
1,585,919	Intesa Sanpaolo SpA (Banks)	2,476,418
932,356	UniCredit SpA* (Banks)	7,200,370

		11,578,995

Japan – 11.7%
43,000	Daikin Industries Ltd. (Building Products)	5,518,229
37,800	Denso Corp. (Auto Components)	1,328,736
71,800	FANUC Corp. (Machinery)	11,718,711
150,100	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	4,454,881
93,600	Hoya Corp. (Health Care Equipment & Supplies)	8,535,695
159,600	Japan Tobacco, Inc. (Tobacco)	2,972,239
13,600	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,855,364
40,100	Koito Manufacturing Co. Ltd. (Auto Components)	1,510,477
174,100	Komatsu Ltd. (Machinery)	3,294,132
279,800	Kubota Corp. (Machinery)	3,474,751
75,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,055,367
88,300	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	4,975,436
432,200	Olympus Corp.* (Health Care Equipment & Supplies)	6,857,659
16,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,764,832
2,600	SMC Corp. (Machinery)	1,175,258
57,200	Sompo Holdings, Inc. (Insurance)	1,855,311
167,000	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,391,637
319,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	11,518,025
199,600	Terumo Corp. (Health Care Equipment & Supplies)	6,623,248

		90,879,988

Mexico – 0.5%
455,952	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,246,911
1,239,665	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,981,759

		4,228,670

Common Stocks – (continued)
Netherlands – 3.9%
719	Adyen NV*(a) (IT Services)	710,070
136,178	Akzo Nobel NV (Chemicals)	10,334,524
17,345	ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,002,818
20,360	Ferrari NV (Automobiles)	3,182,172
1,104,023	ING Groep NV (Banks)	6,185,604
56,267	QIAGEN NV* (Life Sciences Tools & Services)	2,343,086
61,786	Randstad NV (Professional Services)	2,486,611

		30,244,885

Portugal – 0.2%
135,589	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	1,564,848

Singapore – 0.4%
213,400	DBS Group Holdings Ltd. (Banks)	3,004,481

South Korea – 2.0%
8,669	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	9,008,231
342,811	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	6,557,975

		15,566,206

Spain – 1.9%
2,829	Aena SME SA(a) (Transportation Infrastructure)	358,110
173,193	Amadeus IT Group SA (IT Services)	8,266,926
1,010,822	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,304,153
1,389,482	CaixaBank SA (Banks)	2,499,852

		14,429,041

Sweden – 1.0%
106,976	Atlas Copco AB Class A (Machinery)	3,686,870
97,867	Essity AB Class B* (Household Products)	3,170,240
90,465	Swedbank AB Class A (Banks)	1,070,576

		7,927,686

Switzerland – 12.4%
497,375	ABB Ltd. (Electrical Equipment)	9,441,307
104,056	Alcon, Inc.* (Health Care Equipment & Supplies)	5,491,764
580,948	Aryzta AG* (Food Products)	236,053
33,826	Chubb Ltd. (Insurance)	3,653,546
152,663	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	8,661,096
54,229	Julius Baer Group Ltd.* (Capital Markets)	2,129,852
180,799	Nestle SA (Food Products)	19,148,426
168,837	Novartis AG (Pharmaceuticals)	14,408,288
50,355	Roche Holding AG (Pharmaceuticals)	17,437,803
37,847	Sika AG (Chemicals)	6,260,240
449,329	UBS Group AG* (Capital Markets)	4,811,188

8	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
13,509	Zurich Insurance Group AG (Insurance)	$4,283,087

		95,962,650

Taiwan – 1.4%
197,336	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	10,484,462

United Kingdom – 16.2%
61,927	Amcor PLC (Containers & Packaging)	564,318
54,416	AstraZeneca PLC (Pharmaceuticals)	5,691,478
1,016,833	Aviva PLC (Insurance)	3,075,032
1,081,418	Balfour Beatty PLC (Construction & Engineering)	3,519,694
7,491,143	Barclays PLC (Banks)	10,002,916
548,491	BP PLC (Oil, Gas & Consumable Fuels)	2,161,281
221,882	British American Tobacco PLC (Tobacco)	8,552,267
34,189	Coca-Cola European Partners PLC (Beverages)	1,355,252
365,519	Compass Group PLC (Hotels, Restaurants & Leisure)	6,150,736
175,780	Diageo PLC (Beverages)	6,052,078
412,388	Experian PLC (Professional Services)	12,384,162
92,622	International Consolidated Airlines Group SA (Airlines)	258,359
89,972	Johnson Matthey PLC* (Chemicals)	2,254,296
53,208	Linde PLC (Chemicals)	9,811,737
201,405	Micro Focus International PLC (Software)	1,194,087
377,872	Prudential PLC (Insurance)	5,330,794
55,858	Reckitt Benckiser Group PLC (Household Products)	4,652,957
496,515	RELX PLC (Professional Services)	11,221,839
93,541	Rio Tinto PLC (Metals & Mining)	4,342,043
1,918,636	Rolls-Royce Holdings PLC* (Aerospace & Defense)	7,941,140
260,017	Smith & Nephew PLC (Health Care Equipment & Supplies)	5,088,294
120,767	Smiths Group PLC (Industrial Conglomerates)	1,880,392
126,889	SSE PLC (Electric Utilities)	1,990,301
1,135,867	Tesco PLC (Food & Staples Retailing)	3,359,687
3,988,643	Vodafone Group PLC (Wireless Telecommunication Services)	5,626,674
68,305	WH Smith PLC (Specialty Retail)	1,078,169
2,923	WPP PLC (Media)	22,680

		125,562,663

United States – 2.5%
32,336	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	7,226,449

Common Stocks – (continued)
United States – (continued)
5,035	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3,624,898
37,859	ResMed, Inc. (Health Care Equipment & Supplies)	5,880,260
59,857	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,900,670

		19,632,277

TOTAL COMMON STOCKS
(Cost $720,862,347)		$735,610,512

Shares	Dividend Rate	Value

Preferred Stocks – 1.8%
Germany – 1.8%
Volkswagen AG (Automobiles)
98,099	3.820%	$13,648,627
(Cost $13,950,111)

Investment Company(b) – 2.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,192,190	0.233%	$22,192,190
(Cost $22,192,190)

TOTAL INVESTMENTS — 99.7%
(Cost $757,004,648)		$771,451,329

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,365,873

NET ASSETS — 100.0%		$773,817,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
MXN	—Mexican Peso
SEK	—Swedish Krona
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depository Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	9

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
State Street Bank and Trust	EUR	188,818	USD	206,550	05/05/20	$384
	USD	390,817	HKD	3,028,988	05/04/20	124

TOTAL						$508

10	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Aerospace & Defense – 3.1%
12,644	Airbus SE	$800,599
9,635	General Dynamics Corp.	1,258,524
2,660	HEICO Corp. Class A	192,398
30,757	Raytheon Technologies Corp.	1,993,361
6,013	Safran SA	559,035

		4,803,917

Banks – 4.0%
87,999	Bank of America Corp.	2,116,376
24,133	JPMorgan Chase & Co.	2,310,976
59,410	Wells Fargo & Co.	1,725,860

		6,153,212

Beverages – 0.6%
5,772	Constellation Brands, Inc. Class A	950,591

Biotechnology – 2.6%
5,400	AbbVie, Inc.	443,880
14,762	Amgen, Inc.	3,531,366

		3,975,246

Building Products – 0.8%
16,310	Armstrong World Industries, Inc.	1,257,175

Capital Markets – 3.7%
39,275	Ares Capital Corp.	504,291
16,645	Intercontinental Exchange, Inc.	1,488,895
2,489	London Stock Exchange Group PLC	232,962
5,040	S&P Global, Inc.	1,476,115
25,350	The Charles Schwab Corp.	956,202
9,460	Tradeweb Markets, Inc. Class A	493,434
23,175	Virtu Financial, Inc. Class A	541,600

		5,693,499

Chemicals – 0.9%
2,729	The Sherwin-Williams Co.	1,463,754

Commercial Services & Supplies – 0.5%
1,398	Cintas Corp.	310,118
5,122	Waste Management, Inc.	512,303

		822,421

Communications Equipment – 1.2%
7,525	Motorola Solutions, Inc.	1,082,170
205,252	Nokia Oyj ADR	734,802

		1,816,972

Construction Materials – 1.2%
16,153	Vulcan Materials Co.	1,824,804

Consumer Finance – 2.4%
31,380	American Express Co.	2,863,425
2,602	Credit Acceptance Corp.*	810,705

		3,674,130

Containers & Packaging – 0.3%
7,613	Ball Corp.	499,337

Common Stocks – (continued)
Distributors – 0.3%
2,360	Pool Corp.	499,518

Diversified Financial Services* – 3.7%
30,496	Berkshire Hathaway, Inc. Class B	5,713,730

Diversified Telecommunication Services – 1.5%
34,877	Cellnex Telecom SA(a)	1,824,234
5,575	Cogent Communications Holdings, Inc.	467,352

		2,291,586

Electronic Equipment, Instruments & Components – 1.7%
2,391	CDW Corp.	264,923
18,648	Keysight Technologies, Inc.*	1,804,567
2,235	Zebra Technologies Corp. Class A*	513,290

		2,582,780

Entertainment – 4.0%
20,943	Electronic Arts, Inc.*	2,392,947
22,872	The Walt Disney Co.	2,473,607
29,638	World Wrestling Entertainment, Inc. Class A	1,318,002

		6,184,556

Equity Real Estate Investment Trusts (REITs) – 2.4%
5,992	Crown Castle International Corp.	955,304
6,734	Public Storage	1,248,820
8,579	Simon Property Group, Inc.	572,820
124,074	The Macerich Co.	926,833

		3,703,777

Food & Staples Retailing* – 0.2%
10,113	BJ’s Wholesale Club Holdings, Inc.	266,073

Food Products – 0.3%
5,012	General Mills, Inc.	300,169
1,968	The J.M. Smucker Co.	226,143

		526,312

Health Care Equipment & Supplies – 8.8%
19,988	Abbott Laboratories	1,840,695
34,721	Alcon, Inc.*	1,833,616
18,730	Baxter International, Inc.	1,662,849
11,252	Becton Dickinson & Co.	2,841,468
18,349	Boston Scientific Corp.*	687,720
7,022	Danaher Corp.	1,147,816
2,890	Masimo Corp.*	618,200
31,584	Medtronic PLC	3,083,546

		13,715,910

Health Care Providers & Services – 2.1%
3,784	Centene Corp.*	251,939
16,804	HCA Healthcare, Inc.	1,846,423
4,200	UnitedHealth Group, Inc.	1,228,374

		3,326,736

Hotels, Restaurants & Leisure – 1.8%
9,590	Las Vegas Sands Corp.	460,512
7,540	McDonald’s Corp.	1,414,202
12,886	Starbucks Corp.	988,743

		2,863,457

The accompanying notes are an integral part of these financial statements.	11

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – 4.9%
34,191	D.R. Horton, Inc.	$1,614,499
3,122	Garmin Ltd.	253,381
48,153	Lennar Corp. Class A	2,411,021
1,071	NVR, Inc.*	3,320,100

		7,599,001

Industrial Conglomerates – 1.5%
6,680	Roper Technologies, Inc.	2,278,080

Interactive Media & Services* – 2.3%
1,730	Alphabet, Inc. Class A	2,329,791
6,170	Facebook, Inc. Class A	1,263,061

		3,592,852

Internet & Direct Marketing Retail – 2.6%
490	Amazon.com, Inc.*	1,212,260
502	Booking Holdings, Inc.*	743,246
52,573	eBay, Inc.	2,093,983

		4,049,489

IT Services – 3.9%
8,004	Accenture PLC Class A	1,482,261
4,300	Broadridge Financial Solutions, Inc.	498,800
21,982	Fiserv, Inc.*	2,265,465
3,020	Mastercard, Inc. Class A	830,409
2,683	PayPal Holdings, Inc.*	330,009
3,411	Visa, Inc. Class A	609,614

		6,016,558

Leisure Products – 0.7%
10,732	Brunswick Corp.	512,131
8,591	Hasbro, Inc.	620,356

		1,132,487

Life Sciences Tools & Services – 1.0%
2,099	IQVIA Holdings, Inc.*	299,296
3,685	PRA Health Sciences, Inc.*	355,603
2,765	Thermo Fisher Scientific, Inc.	925,390

		1,580,289

Machinery – 0.2%
5,344	The Toro Co.	341,001

Media – 3.1%
45,057	Comcast Corp. Class A	1,695,495
140,839	Discovery, Inc. Class A*	3,157,610

		4,853,105

Metals & Mining – 0.6%
23,025	Wheaton Precious Metals Corp.	869,424

Multiline Retail – 2.2%
31,458	Target Corp.	3,452,201

Oil, Gas & Consumable Fuels – 1.9%
7,928	BP PLC ADR	188,686
20,276	Chevron Corp.	1,865,392
192,375	Kosmos Energy Ltd.	317,419

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,305	Phillips 66	168,657
2,050	Pioneer Natural Resources Co.	183,086
5,211	Royal Dutch Shell PLC ADR Class A	172,640

		2,895,880

Pharmaceuticals – 5.4%
68,089	Elanco Animal Health, Inc.*	1,682,479
4,350	Johnson & Johnson	652,674
26,566	Merck & Co., Inc.	2,107,746
100,916	Pfizer, Inc.	3,871,138

		8,314,037

Road & Rail – 2.3%
20,350	Knight-Swift Transportation Holdings, Inc.	756,613
4,781	Norfolk Southern Corp.	818,029
1,437	Old Dominion Freight Line, Inc.	208,782
11,636	Union Pacific Corp.	1,859,316

		3,642,740

Semiconductors & Semiconductor Equipment – 5.7%
15,200	Analog Devices, Inc.	1,665,920
14,472	Intel Corp.	868,031
9,105	Micron Technology, Inc.*	436,038
32,700	ON Semiconductor Corp.*	524,671
44,559	QUALCOMM, Inc.	3,505,457
11,118	Skyworks Solutions, Inc.	1,154,938
6,100	Texas Instruments, Inc.	708,027

		8,863,082

Software – 3.9%
1,741	Adobe, Inc.*	615,687
2,995	Autodesk, Inc.*	560,454
29,226	Dropbox, Inc. Class A*	614,331
14,077	Microsoft Corp.	2,522,739
15,978	PTC, Inc.*	1,106,477
9,979	Varonis Systems, Inc.*	669,092

		6,088,780

Specialty Retail – 4.2%
20,416	Lowe’s Cos., Inc.	2,138,576
16,786	The Home Depot, Inc.	3,690,066
9,172	The TJX Cos., Inc.	449,887
1,211	Ulta Beauty, Inc.*	263,901

		6,542,430

Textiles, Apparel & Luxury Goods – 0.3%
3,117	Carter’s, Inc.	243,749
2,708	NIKE, Inc. Class B	236,084

		479,833

Wireless Telecommunication Services – 0.3%
301,307	Vodafone Group PLC	425,046

TOTAL COMMON STOCKS
(Cost $125,482,247)		$147,625,808

12	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Shares	Dividend Rate	Value

Investment Company(b) – 5.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
8,297,494	0.233%	$8,297,494
(Cost $8,297,494)

TOTAL INVESTMENTS – 100.4%
(Cost $133,779,741)		$155,923,302

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(673,144)

NET ASSETS – 100.0%		$155,250,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
BP	—British Pound Offered Rate
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	13

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	EUR	1,739,000	USD	1,886,667	06/17/20	$20,876
	GBP	263,000	USD	316,663	06/17/20	14,654
	USD	4,522,879	EUR	4,059,000	06/17/20	70,486

TOTAL						$106,016

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	EUR	626,000	USD	698,403	06/17/20	$(11,733)
	USD	57,516	EUR	52,559	05/05/20	(86)
	USD	1,315,132	EUR	1,210,000	06/17/20	(12,138)
	USD	987,831	GBP	807,000	06/17/20	(28,793)

TOTAL						$(52,750)

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

14	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Aerospace & Defense – 1.4%
6,350	Aerojet Rocketdyne Holdings, Inc.*	$261,239
41,130	BWX Technologies, Inc.	2,182,358
10,991	Curtiss-Wright Corp.	1,139,217
12,836	Hexcel Corp.	443,997
9,200	Mercury Systems, Inc.*	820,272
6,800	Moog, Inc. Class A	336,464
3,200	Vectrus, Inc.*	166,432

		5,349,979

Air Freight & Logistics – 0.2%
2,200	Forward Air Corp.	113,520
7,400	Hub Group, Inc. Class A*	356,014
46,000	Radiant Logistics, Inc.*	196,880

		666,414

Airlines – 0.1%
4,500	Copa Holdings SA Class A	198,945
4,800	Mesa Air Group, Inc.*	21,816

		220,761

Auto Components – 0.8%
63,150	Adient PLC*	945,987
9,250	Dana, Inc.	106,375
15,491	LCI Industries	1,343,380
20,750	Modine Manufacturing Co.*	96,072
10,853	Standard Motor Products, Inc.	441,609

		2,933,423

Banks – 5.3%
1,100	ACNB Corp.	30,756
6,550	Amalgamated Bank Class A	70,085
1,850	Ameris Bancorp	47,046
57,836	BankUnited, Inc.	1,145,731
19,550	Berkshire Hills Bancorp, Inc.	333,132
3,150	Bridge Bancorp, Inc.	65,174
61,750	Cadence BanCorp.	408,785
15,000	Cathay General Bancorp	418,800
33,828	CenterState Bank Corp.	588,269
1,350	Century Bancorp, Inc. Class A	100,832
18,761	Columbia Banking System, Inc.	506,359
15,800	ConnectOne Bancorp, Inc.	236,052
8,150	Customers Bancorp, Inc.*	103,994
2,000	Eagle Bancorp, Inc.	70,160
10,500	Financial Institutions, Inc.	203,175
96,250	First Bancorp (Banks)	627,569
4,350	First Busey Corp.	80,127
1,725	First Citizens BancShares, Inc. Class A	658,950
22,000	First Commonwealth Financial Corp.	209,440
81,614	First Hawaiian, Inc.	1,435,590
97,492	First Horizon National Corp.	885,227
26,930	First Merchants Corp.	762,388
3,100	First Midwest Bancorp, Inc.	45,818
4,300	Great Western Bancorp, Inc.	80,840
39,300	Hancock Whitney Corp.	821,763
20,350	Hanmi Financial Corp.	245,624
4,950	Heartland Financial USA, Inc.	168,152
35,750	Hilltop Holdings, Inc.	689,975

Common Stocks – (continued)
Banks – (continued)
6,100	Hope Bancorp, Inc.	60,695
26,400	Independent Bank Group, Inc.	800,184
14,500	International Bancshares Corp.	420,355
35,700	Investors Bancorp, Inc.	332,367
7,250	Midland States Bancorp, Inc.	117,595
6,650	MidWestOne Financial Group, Inc.	138,786
40,050	OFG Bancorp	503,829
2,400	Old Second Bancorp, Inc.	19,752
28,683	Prosperity Bancshares, Inc.	1,718,972
10,100	QCR Holdings, Inc.	310,878
10,750	Sandy Spring Bancorp, Inc.	274,125
6,050	SB One Bancorp	111,502
42,400	Simmons First National Corp. Class A	792,880
12,350	Southern National Bancorp of Virginia, Inc.	124,365
41,818	Synovus Financial Corp.	878,596
46,700	The Bancorp, Inc.*	325,499
41,050	The Bank of NT Butterfield & Son Ltd.	903,510
5,500	TriState Capital Holdings, Inc.*	78,210
41,639	Umpqua Holdings Corp.	521,528
9,550	Univest Financial Corp.	169,035
3,700	WesBanco, Inc.	91,316

		19,733,792

Beverages – 0.0%
450	Coca-Cola Consolidated, Inc.	105,962

Biotechnology* – 5.2%
17,150	ACADIA Pharmaceuticals, Inc.	828,516
19,524	Acceleron Pharma, Inc.	1,767,508
6,700	Anika Therapeutics, Inc.	222,641
6,500	Arcus Biosciences, Inc.	171,665
12,350	Arrowhead Pharmaceuticals, Inc.	425,210
51,350	Athenex, Inc.	459,069
21,106	Biohaven Pharmaceutical Holding Co. Ltd.	994,093
5,550	BioSpecifics Technologies Corp.	315,851
11,959	Blueprint Medicines Corp.	703,548
2,500	Castle Biosciences, Inc.	77,325
58,950	Catalyst Pharmaceuticals, Inc.	279,423
21,647	Coherus Biosciences, Inc.	359,340
20,100	Concert Pharmaceuticals, Inc.	200,598
46,200	CytomX Therapeutics, Inc.	476,784
32,400	Dicerna Pharmaceuticals, Inc.	638,280
14,200	Eagle Pharmaceuticals, Inc.	723,916
15,550	Emergent BioSolutions, Inc.	1,149,922
28,200	FibroGen, Inc.	1,040,298
12,988	Global Blood Therapeutics, Inc.	993,842
38,950	Halozyme Therapeutics, Inc.	882,412
18,941	Iovance Biotherapeutics, Inc.	608,953
3,400	Myriad Genetics, Inc.	52,564
28,700	Natera, Inc.	1,063,048
16,777	Neurocrine Biosciences, Inc.	1,646,495
249,700	OPKO Health, Inc.	554,334
7,000	Principia Biopharma, Inc.	435,260
12,550	Prothena Corp. PLC	140,811
7,050	PTC Therapeutics, Inc.	358,986

The accompanying notes are an integral part of these financial statements.	15

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
46,700	Retrophin, Inc.	$710,774
3,900	Syndax Pharmaceuticals, Inc.	70,200
3,950	Ultragenyx Pharmaceutical, Inc.	238,699
950	United Therapeutics Corp.	104,082
70,350	Vanda Pharmaceuticals, Inc.	809,025

		19,503,472

Building Products – 0.8%
9,500	American Woodmark Corp.*	488,395
12,050	Builders FirstSource, Inc.*	221,117
30,550	JELD-WEN Holding, Inc.*	387,985
9,500	Trex Co., Inc.*	904,590
24,100	Universal Forest Products, Inc.	990,992

		2,993,079

Capital Markets – 1.7%
56,824	Ares Management Corp. Class A	1,906,445
71,750	Brightsphere Investment Group, Inc.*	531,668
30,750	Donnelley Financial Solutions, Inc.*	223,860
19,112	Evercore, Inc. Class A	986,179
25,100	Federated Hermes, Inc. Class B	571,527
10,282	Hamilton Lane, Inc. Class A	666,788
7,100	Oppenheimer Holdings, Inc. Class A	146,118
19,950	Stifel Financial Corp.	883,386
4,900	Virtus Investment Partners, Inc.	398,223

		6,314,194

Chemicals – 2.5%
4,500	Cabot Corp.	152,505
23,424	Huntsman Corp.	393,757
14,293	Ingevity Corp.*	742,093
5,900	Koppers Holdings, Inc.*	92,984
36,150	Kronos Worldwide, Inc.	343,063
29,926	Minerals Technologies, Inc.	1,317,941
49,500	Orion Engineered Carbons SA	450,945
41,050	PolyOne Corp.	956,054
65,694	PQ Group Holdings, Inc.*	769,934
9,830	Quaker Chemical Corp.	1,495,340
24,900	Trinseo SA	509,205
121,515	Valvoline, Inc.	2,088,843

		9,312,664

Commercial Services & Supplies – 5.1%
84,392	ABM Industries, Inc.	2,910,680
151,325	ACCO Brands Corp.	1,119,805
16,850	CECO Environmental Corp.*	91,327
37,658	Covanta Holding Corp.	292,979
22,200	Deluxe Corp.	625,374
62,195	Harsco Corp.*	620,706
3,800	Herman Miller, Inc.	85,652
11,900	HNI Corp.	289,646
93,123	IAA, Inc.*	3,594,548
9,000	Interface, Inc.	83,160
99,682	KAR Auction Services, Inc.	1,493,236
15,900	Knoll, Inc.	185,394
12,165	MSA Safety, Inc.	1,368,927
15,900	SP Plus Corp.*	335,331

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
44,750	Steelcase, Inc. Class A	490,013
11,500	Tetra Tech, Inc.	865,720
3,100	UniFirst Corp.	521,265
49,248	Waste Connections, Inc.	4,230,896

		19,204,659

Communications Equipment* – 0.8%
33,202	Ciena Corp.	1,535,592
61,650	Extreme Networks, Inc.	209,610
17,050	NetScout Systems, Inc.	451,484
74,300	Viavi Solutions, Inc.	897,544

		3,094,230

Construction & Engineering – 0.9%
10,227	AECOM*	370,831
53,469	Aegion Corp.*	858,177
13,900	EMCOR Group, Inc.	883,067
29,533	MasTec, Inc.*	1,060,235
11,800	Primoris Services Corp.	184,198

		3,356,508

Construction Materials – 0.1%
2,250	Eagle Materials, Inc.	137,272
9,500	US Concrete, Inc.*	182,210

		319,482

Consumer Finance – 1.8%
21,336	FirstCash, Inc.	1,532,778
168,414	Navient Corp.	1,283,315
14,242	Nelnet, Inc. Class A	685,752
24,912	PRA Group, Inc.*	691,059
7,100	Regional Management Corp.*	113,174
284,496	SLM Corp.	2,372,697

		6,678,775

Containers & Packaging – 1.1%
272,037	Graphic Packaging Holding Co.	3,631,694
13,150	Greif, Inc. Class A	445,653

		4,077,347

Diversified Consumer Services – 2.7%
12,450	Adtalem Global Education, Inc.*	395,537
32,471	Bright Horizons Family Solutions, Inc.*	3,781,248
7,200	Carriage Services, Inc.	108,144
54,118	Chegg, Inc.*	2,313,544
1,050	Collectors Universe, Inc.	23,069
33,228	frontdoor, Inc.*	1,286,256
77,500	Laureate Education, Inc. Class A*	733,925
61,695	OneSpaWorld Holdings Ltd.	401,634
31,900	Perdoceo Education Corp.*	414,700
4,300	Strategic Education, Inc.	684,990

		10,143,047

Diversified Financial Services* – 0.1%
11,650	Cannae Holdings, Inc.	367,557

16	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 1.1%
1,250	ATN International, Inc.	$77,650
5,700	Cogent Communications Holdings, Inc.	477,831
57,365	GCI Liberty, Inc. Class A*	3,489,513

		4,044,994

Electric Utilities – 0.4%
12,800	ALLETE, Inc.	736,768
3,600	Otter Tail Corp.	159,768
16,500	Portland General Electric Co.	772,035

		1,668,571

Electrical Equipment – 0.9%
32,850	Atkore International Group, Inc.*	799,569
2,900	AZZ, Inc.	91,031
40,016	EnerSys	2,336,534
1,700	Generac Holdings, Inc.*	165,648

		3,392,782

Electronic Equipment, Instruments & Components – 2.9%
5,826	Anixter International, Inc.*	541,002
58,703	Belden, Inc.	2,007,056
3,700	ePlus, Inc.*	261,775
43,302	Insight Enterprises, Inc.*	2,350,866
12,400	Itron, Inc.*	865,768
5,360	Littelfuse, Inc.	778,486
25,250	Methode Electronics, Inc.	758,005
5,100	PC Connection, Inc.	234,345
19,550	Sanmina Corp.*	542,122
5,350	ScanSource, Inc.*	138,672
26,545	SYNNEX Corp.	2,324,280

		10,802,377

Energy Equipment & Services – 0.6%
22,125	Apergy Corp.*	203,771
7,300	Archrock, Inc.	35,113
50,817	Cactus, Inc. Class A	903,527
13,800	Matrix Service Co.*	144,072
64,800	Oceaneering International, Inc.*	333,072
52,700	TechnipFMC PLC	469,557

		2,089,112

Entertainment – 1.1%
10,350	IMAX Corp.*	119,025
8,300	The Marcus Corp.	120,682
503,301	Zynga, Inc. Class A*	3,794,890

		4,034,597

Equity Real Estate Investment Trusts (REITs) – 2.8%
11,950	American Assets Trust, Inc.	338,424
14,500	Ashford Hospitality Trust, Inc.	11,923
33,950	Braemar Hotels & Resorts, Inc.	106,264
10,250	Cedar Realty Trust, Inc.	10,763
19,000	City Office REIT, Inc.	191,900
36,900	CoreCivic, Inc.	484,128
12,857	Cousins Properties, Inc.	387,896
134,000	DiamondRock Hospitality Co.	834,820
49,050	Diversified Healthcare Trust	152,545

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
19,850	EastGroup Properties, Inc.	2,104,100
34,350	Franklin Street Properties Corp.	186,864
3,150	Hersha Hospitality Trust	16,475
53,800	Kite Realty Group Trust	550,374
2,500	National Health Investors, Inc.	137,650
3,300	Office Properties Income Trust	90,420
27,000	Pebblebrook Hotel Trust	319,680
29,400	Piedmont Office Realty Trust, Inc. Class A	510,090
36,900	Retail Opportunity Investments Corp.	358,114
10,100	Rexford Industrial Realty, Inc.	411,272
66,050	RLJ Lodging Trust	613,604
63,050	Sabra Health Care REIT, Inc.	808,301
12,450	Service Properties Trust	86,279
11,490	Spirit Realty Capital, Inc.	353,432
2,900	Terreno Realty Corp.	158,978
44,050	The Geo Group, Inc.	558,554
8,100	Urban Edge Properties	93,150
77,850	Xenia Hotels & Resorts, Inc.	755,145

		10,631,145

Food & Staples Retailing – 0.7%
9,741	Casey’s General Stores, Inc.	1,474,885
32,700	Performance Food Group Co.*	959,745
3,300	PriceSmart, Inc.	209,682

		2,644,312

Food Products – 1.9%
55,450	Darling Ingredients, Inc.*	1,141,716
26,759	Fresh Del Monte Produce, Inc.	762,899
6,250	John B. Sanfilippo & Son, Inc.	513,313
6,500	Lancaster Colony Corp.	875,095
39,179	Nomad Foods Ltd.*	807,479
109,860	The Hain Celestial Group, Inc.*	2,838,782

		6,939,284

Gas Utilities – 0.7%
2,050	Chesapeake Utilities Corp.	180,154
17,100	New Jersey Resources Corp.	577,638
12,100	ONE Gas, Inc.	964,491
3,000	Southwest Gas Holdings, Inc.	227,400
9,600	Spire, Inc.	700,416

		2,650,099

Health Care Equipment & Supplies – 2.5%
44,550	AngioDynamics, Inc.*	464,657
340	Atrion Corp.	214,822
54,360	Envista Holdings Corp.*	1,058,389
31,389	Establishment Labs Holdings, Inc.*	548,680
16,900	Globus Medical, Inc. Class A*	802,074
13,400	Integer Holdings Corp.*	997,764
12,287	Integra LifeSciences Holdings Corp.*	627,251
52,300	Lantheus Holdings, Inc.*	682,515
29,800	Natus Medical, Inc.*	744,702
1,476	Nevro Corp.*	173,637
4,350	Novocure Ltd.*	286,230
24,072	OrthoPediatrics Corp.*	1,175,917

The accompanying notes are an integral part of these financial statements.	17

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
9,800	Quidel Corp.*	$1,362,200
4,300	STAAR Surgical Co.*	164,776

		9,303,614

Health Care Providers & Services – 1.8%
19,100	AMN Healthcare Services, Inc.*	897,318
21,257	Encompass Health Corp.	1,408,276
21,647	HealthEquity, Inc.*	1,218,077
300	LHC Group, Inc.*	38,997
15,200	Magellan Health, Inc.*	923,096
12,550	MEDNAX, Inc.*	182,226
1,750	National HealthCare Corp.	119,647
42,331	R1 RCM, Inc.*	436,856
43,100	Select Medical Holdings Corp.*	735,717
20,550	Tenet Healthcare Corp.*	414,699
12,513	Triple-S Management Corp. Class B*	211,845

		6,586,754

Health Care Technology – 2.1%
96,450	Allscripts Healthcare Solutions, Inc.*	626,925
199,576	Change Healthcare, Inc.*	2,323,065
11,300	Computer Programs & Systems, Inc.	271,539
25,800	Evolent Health, Inc. Class A*	186,018
7,600	HMS Holdings Corp.*	217,930
25,800	Inovalon Holdings, Inc. Class A*	451,500
38,250	NextGen Healthcare, Inc.*	403,538
13,100	Omnicell, Inc.*	954,990
43,247	Phreesia, Inc.*	1,098,041
2,500	Simulations Plus, Inc.	95,125
14,071	Tabula Rasa HealthCare, Inc.*	891,257
1,500	Teladoc Health, Inc.*	246,885

		7,766,813

Hotels, Restaurants & Leisure – 1.3%
10,700	BBX Capital Corp.	22,684
22,500	Brinker International, Inc.	523,800
15,600	Century Casinos, Inc.*	70,746
10,809	Choice Hotels International, Inc.	811,216
4,900	Churchill Downs, Inc.	491,078
8,200	Del Taco Restaurants, Inc.*	48,216
36,320	Extended Stay America, Inc.	394,798
64,316	International Game Technology PLC	484,943
12,950	Marriott Vacations Worldwide Corp.	1,074,850
13,520	Six Flags Entertainment Corp.	270,535
4,900	Target Hospitality Corp.*	9,898
10,250	Twin River Worldwide Holdings, Inc.	161,745
13,121	Wyndham Destinations, Inc.	335,504

		4,700,013

Household Durables – 1.6%
5,400	Cavco Industries, Inc.*	835,272
25,200	M/I Homes, Inc.*	641,592
6,950	MDC Holdings, Inc.	203,287
19,100	Meritage Homes Corp.*	1,003,896
12,900	Taylor Morrison Home Corp.*	187,695
8,851	Tempur Sealy International, Inc.*	475,741
12,188	Toll Brothers, Inc.	292,756

Common Stocks – (continued)
Household Durables – (continued)
25,257	TopBuild Corp.*	2,353,700
2,300	TRI Pointe Group, Inc.*	26,404

		6,020,343

Household Products – 0.8%
57,753	Energizer Holdings, Inc.	2,250,057
19,284	Spectrum Brands Holdings, Inc.	830,369

		3,080,426

Insurance – 3.6%
48,000	American Equity Investment Life Holding Co.	1,008,960
56,101	Assured Guaranty Ltd.	1,667,883
32,300	Axis Capital Holdings Ltd.	1,182,180
18,377	First American Financial Corp.	847,547
32,550	Genworth Financial, Inc. Class A*	118,157
19,238	Global Indemnity Ltd.	473,062
31,250	Heritage Insurance Holdings, Inc.	354,375
127,642	National General Holdings Corp.	2,429,027
26,605	ProAssurance Corp.	569,081
8,665	Reinsurance Group of America, Inc.	907,052
17,027	The Hanover Insurance Group, Inc.	1,709,170
6,600	Third Point Reinsurance Ltd.*	49,104
7,950	Universal Insurance Holdings, Inc.	144,929
1,909	White Mountains Insurance Group Ltd.	1,857,457

		13,317,984

Interactive Media & Services – 0.6%
82,750	Cars.com, Inc.*	428,645
59,700	Liberty TripAdvisor Holdings, Inc. Class A*	140,295
18,100	QuinStreet, Inc.*	183,896
30,382	TripAdvisor, Inc.	606,729
33,380	Yelp, Inc.*	746,043

		2,105,608

Internet & Direct Marketing Retail – 1.3%
13,200	1-800-Flowers.com, Inc. Class A*	253,308
30,183	Etsy, Inc.*	1,957,971
27,450	Groupon, Inc.*	33,489
62,852	MakeMyTrip Ltd.*	927,696
1,400	Shutterstock, Inc.	53,200
7,150	Stamps.com, Inc.*	1,131,630
41,671	Stitch Fix, Inc. Class A*	668,820

		5,026,114

IT Services – 5.8%
7,577	Broadridge Financial Solutions, Inc.	878,932
2,600	Cardtronics PLC Class A*	59,540
84,412	DXC Technology Co.	1,530,389
31,333	EVERTEC, Inc.	793,978
122,335	Evo Payments, Inc. Class A*	2,435,690
122,849	Genpact Ltd.	4,229,691
41,650	KBR, Inc.	843,829
29,124	MAXIMUS, Inc.	1,960,628
43,400	Perspecta, Inc.	936,138
24,765	Science Applications International Corp.	2,022,310

18	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
57,652	Sykes Enterprises, Inc.*	$1,650,577
6,400	The Hackett Group, Inc.	94,912
61,767	TTEC Holdings, Inc.	2,407,678
58,381	Unisys Corp.*	735,017
21,600	Virtusa Corp.*	712,800
4,329	WEX, Inc.*	572,813

		21,864,922

Leisure Products – 0.4%
63,318	Clarus Corp.	676,236
11,250	Malibu Boats, Inc. Class A*	386,775
28,850	MasterCraft Boat Holdings, Inc.*	301,483

		1,364,494

Life Sciences Tools & Services – 3.0%
7,255	Bruker Corp.	285,266
26,518	Charles River Laboratories International, Inc.*	3,836,359
5,928	ICON PLC*	951,266
11,100	Medpace Holdings, Inc.*	886,446
83,467	NeoGenomics, Inc.*	2,281,988
54,810	Syneos Health, Inc.*	3,057,850

		11,299,175

Machinery – 2.2%
35,400	Altra Industrial Motion Corp.	988,014
1,850	CIRCOR International, Inc.*	27,621
39,550	Commercial Vehicle Group, Inc.*	95,711
7,035	ESCO Technologies, Inc.	536,770
47,650	Gates Industrial Corp. PLC*	409,313
19,112	Hillenbrand, Inc.	400,396
7,577	IDEX Corp.	1,164,055
15,153	John Bean Technologies Corp.	1,162,841
30,650	Mueller Industries, Inc.	793,835
18,500	Rexnord Corp.	504,495
6,150	Spartan Motors, Inc.	86,654
21,500	SPX Corp.*	819,795
3,450	Standex International Corp.	171,948
28,450	Wabash National Corp.	233,290
1,050	Watts Water Technologies, Inc. Class A	86,520
12,116	Woodward, Inc.	733,745

		8,215,003

Marine – 0.0%
29,100	Costamare, Inc.	146,082

Media – 0.3%
53,500	Entercom Communications Corp. Class A	65,270
7,100	Liberty Latin America Ltd. Class A*	75,970
19,150	Liberty Latin America Ltd. Class C*	198,011
41,950	Meredith Corp.	622,118
2,700	Nexstar Media Group, Inc. Class A	189,108

		1,150,477

Metals & Mining – 0.3%
17,050	Allegheny Technologies, Inc.*	128,046
11,000	Commercial Metals Co.	175,340

Common Stocks – (continued)
Metals & Mining – (continued)
41,150	Ryerson Holding Corp.*	190,113
43,115	SunCoke Energy, Inc.	135,812
12,050	Worthington Industries, Inc.	318,602

		947,913

Mortgage Real Estate Investment Trusts (REITs) – 1.2%
14,800	AG Mortgage Investment Trust, Inc.	47,212
30,497	Ares Commercial Real Estate Corp.	236,352
55,942	Blackstone Mortgage Trust, Inc. Class A	1,316,315
79,900	Colony Credit Real Estate, Inc.	384,319
115,550	Invesco Mortgage Capital, Inc.	351,272
47,050	Ladder Capital Corp.	374,048
68,100	TPG RE Finance Trust, Inc.	523,689
245,016	Two Harbors Investment Corp.	1,119,723

		4,352,930

Oil, Gas & Consumable Fuels – 1.1%
27,550	Ardmore Shipping Corp.	181,279
18,400	Berry Corp.	63,112
9,350	DHT Holdings, Inc.	67,881
22,850	Dorian LPG Ltd.*	216,846
35,098	Parsley Energy, Inc. Class A	331,676
22,650	QEP Resources, Inc.	22,333
5,600	Scorpio Tankers, Inc.	122,584
118,965	World Fuel Services Corp.	2,974,125

		3,979,836

Paper & Forest Products – 0.4%
1,500	Neenah, Inc.	73,290
47,926	Schweitzer-Mauduit International, Inc.	1,544,176

		1,617,466

Personal Products* – 0.1%
9,900	Edgewell Personal Care Co.	273,339

Pharmaceuticals* – 1.7%
100,100	Amneal Pharmaceuticals, Inc.	363,363
3,800	Amphastar Pharmaceuticals, Inc.	64,410
54,660	Catalent, Inc.	3,779,739
4,500	Collegium Pharmaceutical, Inc.	93,060
22,450	Horizon Therapeutics PLC	809,098
10,950	Pacira BioSciences, Inc.	452,125
7,900	Prestige Consumer Healthcare, Inc.	321,451
26,450	Supernus Pharmaceuticals, Inc.	618,930

		6,502,176

Professional Services – 1.8%
31,808	ASGN, Inc.*	1,477,482
8,250	Barrett Business Services, Inc.	403,590
4,600	Exponent, Inc.	323,518
19,522	FTI Consulting, Inc.*	2,486,322
10,762	Huron Consulting Group, Inc.*	603,102
16,300	Kelly Services, Inc. Class A	251,835
15,100	Kforce, Inc.	452,245
19,100	TriNet Group, Inc.*	935,327

		6,933,421

The accompanying notes are an integral part of these financial statements.	19

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.2%
22,750	Cushman & Wakefield PLC*	$276,867
98,400	Newmark Group, Inc. Class A	381,792
6,900	The RMR Group, Inc. Class A	204,654

		863,313

Road & Rail – 0.3%
17,859	Knight-Swift Transportation Holdings, Inc.	663,998
4,431	Landstar System, Inc.	457,766

		1,121,764

Semiconductors & Semiconductor Equipment – 2.2%
23,950	Brooks Automation, Inc.	921,835
8,150	Cabot Microelectronics Corp.	998,701
9,850	Cirrus Logic, Inc.*	744,660
24,353	Entegris, Inc.	1,320,663
8,426	First Solar, Inc.*	370,828
13,150	FormFactor, Inc.*	306,395
69,813	Lattice Semiconductor Corp.*	1,571,491
5,146	Marvell Technology Group Ltd.	137,604
23,950	NeoPhotonics Corp.*	230,399
9,450	Rambus, Inc.*	118,409
13,700	Synaptics, Inc.*	895,843
41,350	Ultra Clean Holdings, Inc.*	760,427

		8,377,255

Software – 6.3%
35,000	ACI Worldwide, Inc.*	959,000
13,530	Aspen Technology, Inc.*	1,383,442
27,600	Blackline, Inc.*	1,676,424
8,050	Bottomline Technologies DE, Inc.*	335,122
17,750	CommVault Systems, Inc.*	757,747
23,150	Cornerstone OnDemand, Inc.*	776,914
60,071	Dynatrace, Inc.*	1,793,119
22,800	Ebix, Inc.	477,204
4,600	Envestnet, Inc.*	287,592
17,859	Guidewire Software, Inc.*	1,622,312
12,650	j2 Global, Inc.	1,020,096
5,900	MicroStrategy, Inc. Class A*	745,347
71,977	Mimecast Ltd.*	2,943,859
52,600	Mitek Systems, Inc.*	490,758
68,189	Nuance Communications, Inc.*	1,377,418
10,100	OneSpan, Inc.*	169,680
23,800	Progress Software Corp.	973,658
34,636	PROS Holdings, Inc.*	1,191,132
18,950	SPS Commerce, Inc.*	1,051,914
10,350	Telenav, Inc.*	48,335
58,218	Workiva, Inc.*	2,232,660
130,966	Zuora, Inc. Class A*	1,384,311

		23,698,044

Specialty Retail – 1.8%
12,700	Asbury Automotive Group, Inc.*	857,250
36,036	Foot Locker, Inc.	923,603
13,700	Group 1 Automotive, Inc.	775,283
20,493	Lithia Motors, Inc. Class A	2,265,706
61,928	National Vision Holdings, Inc.*	1,641,092

Common Stocks – (continued)
Specialty Retail – (continued)
15,600	Sonic Automotive, Inc. Class A	334,308

		6,797,242

Technology Hardware, Storage & Peripherals* – 0.4%
42,350	Diebold Nixdorf, Inc.	208,786
60,762	NCR Corp.	1,246,836

		1,455,622

Textiles, Apparel & Luxury Goods – 1.1%
6,950	Deckers Outdoor Corp.*	1,033,882
73,383	Hanesbrands, Inc.	729,427
47,444	Skechers U.S.A., Inc. Class A*	1,336,972
40,585	Steven Madden Ltd.	1,017,466
11,700	Vera Bradley, Inc.*	64,467

		4,182,214

Thrifts & Mortgage Finance – 2.5%
17,500	Axos Financial, Inc.*	403,375
67,913	Essent Group Ltd.	1,855,383
9,807	Federal Agricultural Mortgage Corp. Class C	653,440
13,200	Flagstar Bancorp, Inc.	342,012
5,850	Merchants Bancorp	90,090
64,962	Mr Cooper Group, Inc.*	622,336
70,240	NMI Holdings, Inc. Class A*	949,645
100,064	Radian Group, Inc.	1,498,959
11,400	Sterling Bancorp, Inc.	41,154
53,677	Walker & Dunlop, Inc.	2,062,807
34,827	Washington Federal, Inc.	931,274

		9,450,475

Tobacco – 0.4%
12,050	Turning Point Brands, Inc.	280,765
22,854	Universal Corp.	1,105,448

		1,386,213

Trading Companies & Distributors – 2.0%
50,400	Air Lease Corp.	1,317,960
76,264	BMC Stock Holdings, Inc.*	1,620,610
15,350	Foundation Building Materials, Inc.*	179,595
40,450	GMS, Inc.*	743,471
101,743	Nesco Holdings, Inc.*	241,131
3,050	Rush Enterprises, Inc. Class A	114,375
29,216	SiteOne Landscape Supply, Inc.*	2,589,414
30,238	WESCO International, Inc.*	782,257

		7,588,813

Water Utilities – 0.3%
9,750	American States Water Co.	773,857
1,850	Artesian Resources Corp. Class A	63,881
5,500	SJW Group	327,415

		1,165,153

TOTAL COMMON STOCKS
(Cost $361,259,230)		$355,913,629

20	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 0.3%
United States Treasury Bills
$440,000	0.000	06/18/20	$439,944
500,000	0.000	09/17/20	499,754

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $939,763)			$939,698

Shares	Dividend Rate	Value

Investment Company(b) – 4.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,922,405	0.233%	$14,922,405
(Cost $14,922,405)

TOTAL INVESTMENTS – 99.4%
(Cost $377,121,398)		$371,775,732

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,365,712

NET ASSETS – 100.0%		$374,141,444

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	21

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Gain (Loss)
Long position contracts:
E-mini Russell 2000 Index	33	06/19/20	$2,156,055	$163,430

22	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Dynamic Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Assets:
Investments, at value (cost $734,812,458, $125,482,247 and $362,198,993, respectively)	$749,259,139	$147,625,808	$356,853,327
Investments of affiliated issuers, at value (cost $22,192,190, $8,297,494 and $14,922,405, respectively)	22,192,190	8,297,494	14,922,405
Cash	662,371	169,302	636,910
Foreign currencies, at value (cost $281,672, $0 and $0, respectively)	282,859	—	—
Unrealized gain on forward foreign currency exchange contracts	508	106,016	—
Receivables:
Fund shares sold	3,470,000	—	2,249,000
Dividends	2,313,995	143,976	93,153
Foreign tax reclaims	1,463,202	267	—
Investments sold on an extended — settlement basis	404,399	57,597	—
Investments sold	25,215	6,214,093	620,149
Reimbursement from investment adviser	1,673	31,043	—
Collateral on certain derivative contracts(a)	—	110,000	—
Other assets	23,783	10,357	24,366
Total assets	780,099,334	162,765,953	375,399,310

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	—	52,750	—
Payables:
Investments purchased	4,961,596	888,443	732,640
Fund shares redeemed	550,000	6,248,978	—
Management fees	263,485	78,297	157,697
Investments purchased on an extended — settlement basis	13,572	—	—
Variation margin on futures contracts	—	—	101,992
Distribution and service fees and transfer agency fees	12,031	2,480	5,496
Accrued expenses and other liabilities	481,448	244,847	260,041
Total liabilities	6,282,132	7,515,795	1,257,866

Net Assets:
Paid-in capital	799,231,547	137,525,919	407,523,078
Total distributable earnings (loss)	(25,414,345)	17,724,239	(33,381,634)

NET ASSETS	$773,817,202	$155,250,158	$374,141,444

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	76,959,831	14,570,118	36,152,574

Net asset value, offering and redemption price per share:	$10.05	$10.66	$10.35

(a)	Segregated for collateral on forward foreign currency exchange transactions.

The accompanying notes are an integral part of these financial statements.	23

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Multi-Manager International Equity Fund	Multi-Manager U.S. Dynamic Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,004,134, $1,105 and $6,602, respectively)	$8,262,641	$1,405,802	$2,536,680

Dividends — affiliated issuers	153,925	40,998	94,844

Interest	—	—	31,375

Total investment income	8,416,566	1,446,800	2,662,899

Expenses:

Management fees	2,393,535	665,727	1,383,082

Custody, accounting and administrative services	287,812	168,341	177,952

Transfer Agency fees	79,785	16,643	36,882

Professional fees	75,948	75,747	83,435

Trustee fees	21,640	15,113	17,279

Registration fees	19,838	12,097	17,184

Printing and mailing costs	17,058	9,834	12,230

Other	20,535	5,972	11,126

Total expenses	2,916,151	969,474	1,739,170

Less — expense reductions	(662,159)	(317,520)	(321,190)

Net expenses	2,253,992	651,954	1,417,980

NET INVESTMENT INCOME	6,162,574	794,846	1,244,919

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $6,788, $308 and $0, respectively)	(33,411,841)	(3,476,268)	(22,087,887)

Futures contracts	—	—	(1,530,591)

Forward foreign currency exchange contracts	14,217	28,623	—

Foreign currency transactions	(97,375)	(3,508)	(50)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(70,171,194)	(13,172,345)	(47,342,472)

Futures contracts	—	—	42,102

Forward foreign currency exchange contracts	484	147,370	—

Foreign currency translation	31,278	352	—

Net realized and unrealized loss	(103,634,431)	$(15,680,930)	(70,918,898)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,471,857)	$(15,680,930)	$(69,673,979)

24	The accompanying notes are an integral part of these financial statements.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets

	Multi-Manager International Equity Fund		Multi-Manager U.S. Dynamic Equity Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$6,162,574	$17,857,767	$794,846	$1,555,248

Net realized gain (loss)	(33,494,999)	(4,469,722)	(3,451,153)	7,880,792

Net change in unrealized gain (loss)	(70,139,432)	75,079,269	(13,024,623)	12,968,737
Net increase (decrease) in net assets resulting from operations	(97,471,857)	88,467,314	(15,680,930)	22,404,777

Distributions to shareholders:

From distributable earnings	(20,286,707)	(24,585,380)	(8,979,771)	(10,236,864)

From share transactions:

Proceeds from sales of shares	128,755,088	171,615,977	11,365,000	13,268,000

Reinvestment of distributions	20,286,707	24,585,380	8,979,771	10,236,864

Cost of shares redeemed	(80,670,000)	(63,850,569)	(12,010,427)	(24,622,918)

Net increase (decrease) in net assets resulting from share transactions	68,371,795	132,350,788	8,334,344	(1,118,054)

TOTAL INCREASE (DECREASE)	(49,386,769)	196,232,722	(16,326,357)	11,049,859

Net assets:

Beginning of period	823,203,971	626,971,249	171,576,515	160,526,656

End of period	$773,817,202	$823,203,971	$155,250,158	$171,576,515

The accompanying notes are an integral part of these financial statements.	25

ACTIVE EQUITY MULTI-MANAGER FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager U.S. Small Cap Equity Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:
Net investment income	$1,244,919	$2,125,570
Net realized gain (loss)	(23,618,528)	7,086,592
Net change in unrealized gain (loss)	(47,300,370)	24,908,734
Net increase (decrease) in net assets resulting from operations	(69,673,979)	34,120,896

Distributions to shareholders:
From distributable earnings	(12,257,751)	(8,948,144)

From share transactions:
Proceeds from sales of shares	92,014,964	60,002,243
Reinvestment of distributions	12,257,751	8,948,144
Cost of shares redeemed	(26,097,321)	(34,391,380)
Net increase in net assets resulting from share transactions	78,175,394	34,559,007
TOTAL INCREASE (DECREASE)	(3,756,336)	59,731,759

Net assets:
Beginning of period	377,897,780	318,166,021
End of period	$374,141,444	$377,897,780

26	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager International Equity Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.70		$10.80	$11.62	$9.41	$9.52	$10.00

Net investment income(b)	0.09		0.28	0.22	0.19	0.17	0.03

Net realized and unrealized gain (loss)	(1.44)		1.03	(0.86)	2.17	(0.25)	(0.51)

Total from investment operations	(1.35)		1.31	(0.64)	2.36	(0.08)	(0.48)

Distributions to shareholders from net investment income	(0.28)		(0.16)	(0.18)	(0.15)	(0.03)	—

Distributions to shareholder from net realized gains	(0.02)		(0.25)	— (c)	—	—	—

Total distributions	(0.30)		(0.41)	(0.18)	(0.15)	(0.03)	—

Net asset value, end of period	$10.05		$11.70	$10.80	$11.62	$9.41	$9.52

Total return(d)	(12.01)%		12.78%	(5.63)%	25.44%	(0.82)%	(4.80)%

Net assets, end of period (in 000s)	$773,817		$823,204	$626,971	$442,830	$293,620	$185,055

Ratio of net expenses to average net assets	0.57	%(e)	0.56%	0.57%	0.57%	0.57%	0.57	%(e)

Ratio of total expenses to average net assets	0.73	%(e)	0.76%	0.79%	0.82%	1.01%	1.07	%(e)

Ratio of net investment income to average net assets	1.54	%(e)	2.51%	1.85%	1.82%	1.81%	1.31	%(e)

Portfolio turnover rate(f)	27%		29%	28%	37%	25%	6%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager U.S. Dynamic Equity Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.46		$11.64	$11.28	$9.13	$9.51	$10.00

Net investment income(b)	0.06		0.11	0.09	0.07	0.06 (c)	0.02

Net realized and unrealized gain (loss)	(1.20)		1.46	0.64	2.14	(0.40)	(0.51)

Total from investment operations	(1.14)		1.57	0.73	2.21	(0.34)	(0.49)

Distributions to shareholders from net investment income	(0.13)		(0.10)	(0.04)	(0.06)	(0.04)	—

Distributions to shareholder from net realized gains	(0.53)		(0.65)	(0.33)	—	—	—

Total distributions	(0.66)		(0.75)	(0.37)	(0.06)	(0.04)	—

Net asset value, end of period	$10.66		$12.46	$11.64	$11.28	$9.13	$9.51

Total return(d)	(10.02)%		14.66%	6.51%	24.34%	(3.54)%	(4.90)%

Net assets, end of period (in 000s)	$155,250		$171,577	$160,527	$132,083	$135,996	$131,932

Ratio of net expenses to average net assets	0.78	%(e)	0.78%	0.78%	0.79%	0.80%	0.79	%(e)

Ratio of total expenses to average net assets	1.17	%(e)	1.19%	1.18%	1.23%	1.31%	1.51	%(e)

Ratio of net investment income to average net assets	0.96	%(e)	0.95%	0.80%	0.63%	0.70%	0.70	%(e)

Portfolio turnover rate(f)	57%		91%	86%	96%	112%	14%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from a special dividend which amounted to $0.01 per share and 0.17% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Multi-Manager U.S. Small Cap Equity Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2016(a)
			2019	2018		2017
Per Share Data

Net asset value, beginning of period	$13.31		$12.40	$12.77		$10.52	$10.00

Net investment income(b)	0.04		0.08	0.05	(c)	0.03	0.01

Net realized and unrealized gain (loss)	(2.57)		1.17	(0.10)		2.36	0.51

Total from investment operations	(2.53)		1.25	(0.05)		2.39	0.52

Distributions to shareholders from net investment income	(0.08)		(0.04)	(0.07)		(0.04)	—

Distributions to shareholder from net realized gains	(0.35)		(0.30)	(0.25)		(0.10)	—

Total distributions	(0.43)		(0.34)	(0.32)		(0.14)	—

Net asset value, end of period	$10.35		$13.31	$12.40		$12.77	$10.52

Total return(d)	(19.77)%		10.56%	(0.40)%		22.80%	5.20%

Net assets, end of period (in 000s)	$374,141		$377,898	$318,166		$198,378	$128,775

Ratio of net expenses to average net assets	0.77	%(e)	0.79%	0.80%		0.80%	0.80	%(e)

Ratio of total expenses to average net assets	0.94	%(e)	0.96%	1.00%		1.19%	1.32	%(e)

Ratio of net investment income to average net assets	0.68	%(e)	0.62%	0.35	%(c)	0.25%	0.26	%(e)

Portfolio turnover rate(f)	33%		88%	32%		44%	15%

(a)	Commenced operations on April 29, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.23% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Multi-Manager International Equity	Class P	Diversified
Multi-Manager U.S. Dynamic Equity	Class P	Diversified
Multi-Manager U.S. Small Cap Equity	Class P	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2020, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager International Equity Fund with Causeway Capital Management LLC, Massachusetts Financial Services Company, doing business as MFS Investment Management and WCM Investment Management, LLC; for the Multi-Manager U.S. Dynamic Equity Fund with Lazard Asset Management LLC, Sirios Capital Management, L.P., Smead Capital Management, Inc., and Vaughan Nelson Investment Management, L.P. and for the Multi- Manager U.S. Small Cap Equity Fund with Boston Partners Global Investors Inc., Brown Advisory, LLC, and QMA LLC (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the applicable Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the applicable Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

30

ACTIVE EQUITY MULTI-MANAGER FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.
E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

31

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange

32

ACTIVE EQUITY MULTI-MANAGER FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$32,215,205	$139,937,636	$—

Australia and Oceania	—	8,033,088	—

Europe	39,138,671	473,643,723	—

North America	50,332,274	—	—

South America	5,958,542	—	—

Investment Company	22,192,190	—	—

Total	$149,836,882	$621,614,447	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$508	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,748,932	$3,841,876	$—

North America	136,035,000	—	—

Investment Company	8,297,494	—	—

Total	$152,081,426	$3,841,876	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

33

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER U.S. DYNAMIC EQUITY (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$106,016	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(52,750)	$—

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$927,696	$—	$—

Europe	3,615,773	—	—

North America	351,370,160	—	—

Fixed Income

U.S. Treasury Obligations	939,698	—	—

Investment Company	14,922,405	—	—

Total	$371,775,732	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$163,430	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager International Equity Fund
Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$508	—	—

34

ACTIVE EQUITY MULTI-MANAGER FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager U.S. Dynamic Equity Fund
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$106,016		Payable for unrealized loss on forward foreign currency exchange contracts	$(52,750)

Multi-Manager U.S. Small Cap Equity Fund
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$163,430	(a)	—	—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager International Equity Fund
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	$14,217	$484	1

Multi-Manager U.S. Dynamic Fund
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	$28,623	$147,370	22

Multi-Manager U.S. Small Cap Equity Fund
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from futures contracts/Net unrealized gain (loss) on futures contracts	$(1,530,591)	$42,102	42

(a)	Average number of contracts is based on the average of month end balances for the six months ended April 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

35

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Management Rate
Fund	Contractual Management Rate	Effective Net Management Rate*^
Multi-Manager International Equity	0.60%	0.43%
Multi-Manager U.S. Dynamic Equity	0.80	0.63
Multi-Manager U.S. Small Cap Equity	0.75	0.58

*	GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2021, and prior to such date, GSAM may not terminate the applicable arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended April 30, 2020, GSAM waived $19,867, $5,452, and $12,515 of the management fee for the Multi-Manager International Equity, Multi-Manager U.S. Dynamic Equity and Multi-Manager U.S. Small Cap Equity Funds, respectively.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.02% of the average daily net assets of Class P Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit each Fund’s “Total Annual Operating Expenses” (excluding acquired fund fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Total Annual Operating Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager International Equity, Multi-Manager U.S. Dynamic Equity and Multi-Manager U.S. Small Cap Equity Funds are 0.57%, 0.79% and 0.80%, respectively. These Total Annual Operating Expense limitations will remain in place through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Total Annual Operating Expense” limitations described above.

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Total Annual Operating Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Annual Operating Expense Reductions
Multi-Manager International Equity	$660,486	$1,673	$662,159
Multi-Manager U.S. Dynamic Equity	139,413	178,107	317,520
Multi-Manager U.S. Small Cap Equity	321,190	—	321,190

36

ACTIVE EQUITY MULTI-MANAGER FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

E. Other Transactions with Affiliates — For the six months ended April 30, 2020, Goldman Sachs earned $670, $30, and $896 in brokerage commissions from portfolio transactions on behalf of the Multi-Manager International Equity, Multi-Manager U.S. Dynamic Equity, and Multi-Manager U.S. Small Cap Equity Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2020:

Fund	Market Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income
Multi-Manager International Equity	$22,489,043	$310,158,827	$(310,455,680)	$22,192,190	22,192,190	$153,925
Multi-Manager U.S. Dynamic Equity	8,028,001	50,616,451	(50,346,958)	8,297,494	8,297,494	40,998
Multi-Manager U.S. Small Cap Equity	17,650,494	149,101,829	(151,829,918)	14,922,405	14,922,405	94,844

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales and Maturities
Multi-Manager International Equity	$261,817,575	$205,325,699
Multi-Manager U.S. Dynamic Equity	90,296,664	89,692,702
Multi-Manager U.S. Small Cap Equity	186,490,165	117,868,602

7. TAX INFORMATION

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager International Equity Fund	Multi-Manager U.S. Dynamic Equity Fund	Multi-Manager U.S. Small Cap Equity Fund
Tax Cost	$768,430,393	$135,259,226	$382,103,051
Gross unrealized gain	96,629,215	27,051,245	40,452,363
Gross unrealized loss	(93,608,279)	(6,387,169)	(50,779,682)
Net unrealized gains	$3,020,936	$20,664,076	$(10,327,319)

37

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk— As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

38

ACTIVE EQUITY MULTI-MANAGER FUNDS

8. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in a Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

39

ACTIVE EQUITY MULTI-MANAGER FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager International Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class P Shares
Shares sold	12,172,680	$128,755,088	15,694,040	$171,615,977
Reinvestment of distributions	1,674,734	20,286,707	2,457,124	24,585,380
Shares redeemed	(7,274,745)	(80,670,000)	(5,792,905)	(63,850,569)

NET INCREASE	6,572,669	$68,371,795	12,358,259	$132,350,788

	Multi-Manager U.S. Dynamic Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class P Shares
Shares sold	1,120,202	$11,365,000	1,130,475	$13,268,000
Reinvestment of distributions	720,225	8,979,771	961,226	10,236,864
Shares redeemed	(1,042,623)	(12,010,427)	(2,106,932)	(24,622,918)

NET INCREASE (DECREASE)	797,804	$8,334,344	(15,231)	$(1,118,054)

	Multi-Manager U.S. Small Cap Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class P Shares
Shares sold	9,044,969	$92,014,964	4,779,300	$60,002,243
Reinvestment of distributions	895,132	12,257,751	794,190	8,948,144
Shares redeemed	(2,172,821)	(26,097,321)	(2,850,471)	(34,391,380)

NET INCREASE	7,767,280	$78,175,394	2,723,019	$34,559,007

40

ACTIVE EQUITY MULTI-MANAGER FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 4-5, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

41

ACTIVE EQUITY MULTI-MANAGER FUNDS

Fund Expenses — Six Month Period Ended April  30, 2020 (Unaudited)

As a shareholder of Class P Shares of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days in a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager International Equity Fund				Multi-Manager US Dynamic Equity Fund				Multi-Manager U.S. Small Cap Equity Fund
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*
Class P
Actual	$1,000.00	$879.90		$2.66	$1,000.00	$899.80		$3.68	$1,000.00	$802.30		$3.45
Hypothetical 5% return	1,000.00	1,022.03	+	2.87	1,000.00	1,020.98	+	3.92	1,000.00	1,021.03	+	3.87

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class P
Multi-Manager International Equity	0.57%
Multi-Manager U.S. Dynamic Equity	0.78
Multi-Manager U.S. Small Cap Equity	0.77

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

42

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on the Funds’ managements’ predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include a Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Fund holdings and allocations shown are as of April 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2020 Goldman Sachs. All rights reserved. 205978-OTU-1214506 MMGRFDSSAR-20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

GQG Partners International Opportunities Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs GQG Partners International Opportunities Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GQG Partners International Opportunities Fund

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

GQG Partners International Opportunities Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI ACWI ex USA (Net, unhedged)[2]

Class A	-2.85%	-13.22%
Class C	-3.24	-13.22
Institutional	-2.73	-13.22
Investor	-2.75	-13.22
Class P	-2.72	-13.22
Class R	-3.08	-13.22
Class R6	-2.71	-13.22

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI ACWI ex USA Index (Net, unhedged) is an international equity index that tracks stocks from 22 developed and 26 emerging markets countries. Developed countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the U.K. Emerging markets countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Russia, Qatar, Saudia Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20[3]

Holding	% of Net Assets	Line of Business

Alibaba Group Holding Ltd. ADR	5.0%	Internet & Direct Marketing Retail
AstraZeneca PLC	4.6	Pharmaceuticals
Nestle SA	4.5	Food Products
Cellnex Telecom SA	4.3	Diversified Telecommunication Services
SAP SE ADR	3.9	Software
ASML Holding NV	3.8	Semiconductors & Semiconductor Equipment
Abbott Laboratories	3.5	Health Care Equipment & Supplies
British American Tobacco PLC	3.5	Tobacco
Air Liquide SA	3.5	Chemicals
Novo Nordisk A/S Class B	3.5	Pharmaceuticals

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph generally categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Australia – 1.8%
535,435	CSL Ltd. (Biotechnology)	$106,726,786

Canada – 2.1%
5,254,593	Algonquin Power & Utilities Corp. (Multi-Utilities)	72,857,247
1,364,910	Fortis, Inc. (Electric Utilities)	52,892,162

		125,749,409

China – 8.4%
484,177	Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	12,288,033
1,509,731	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	305,977,182
3,713,967	Tencent Holdings Ltd. (Interactive Media & Services)	195,241,137

		513,506,352

Denmark – 6.9%
548,757	Coloplast A/S Class B (Health Care Equipment & Supplies)	86,552,070
509,971	Genmab A/S* (Biotechnology)	122,589,146
3,329,103	Novo Nordisk A/S Class B (Pharmaceuticals)	212,363,503

		421,504,719

France – 8.5%
1,671,681	Air Liquide SA (Chemicals)	212,394,117
65,282	Hermes International (Textiles, Apparel & Luxury Goods)	47,725,709
558,761	L’Oreal SA (Personal Products)	162,454,789
644,946	Pernod Ricard SA (Beverages)	98,480,431

		521,055,046

Germany – 6.1%
861,345	Deutsche Boerse AG (Capital Markets)	133,541,578
2,006,797	SAP SE ADR(a) (Software)	237,885,716

		371,427,294

India – 3.5%
3,707,418	HDFC Bank Ltd. ADR (Banks)	160,716,570
5,637,741	Infosys Ltd. ADR (IT Services)	52,036,350

		212,752,920

Italy – 1.7%
15,002,364	Enel SpA (Electric Utilities)	102,472,801

Japan – 3.3%
173,626	Nintendo Co. Ltd. (Entertainment)	71,694,339
2,801,326	Tokio Marine Holdings, Inc. (Insurance)	131,426,176

		203,120,515

Common Stocks – (continued)
Netherlands – 5.7%
798,965	ASML Holding NV (Semiconductors & Semiconductor Equipment)	233,365,911
2,345,893	Unilever NV (Personal Products)	116,823,774

		350,189,685

Spain – 6.1%
5,018,716	Cellnex Telecom SA(b) (Diversified Telecommunication Services)	262,502,764
11,236,485	Iberdrola SA (Electric Utilities)	111,778,026

		374,280,790

Switzerland – 11.1%
169,338	Lonza Group AG (Life Sciences Tools & Services)	73,944,075
2,598,442	Nestle SA (Food Products)	275,201,042
1,769,975	Novartis AG (Pharmaceuticals)	151,046,929
262,351	Roche Holding AG (Pharmaceuticals)	90,851,455
449,327	Sika AG (Chemicals)	74,322,802
1,261,096	UBS Group AG (Capital Markets)	13,503,178

		678,869,481

Taiwan – 1.2%
7,377,541	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	74,423,127

United Kingdom – 13.0%
2,698,651	AstraZeneca PLC (Pharmaceuticals)	282,257,303
5,516,268	British American Tobacco PLC (Tobacco)	212,620,211
2,817,447	Diageo PLC (Beverages)	97,004,266
1,927,741	London Stock Exchange Group PLC (Capital Markets)	180,430,406
7,026,871	Tesco PLC (Food & Staples Retailing)	20,784,197

		793,096,383

United States – 16.9%
2,337,451	Abbott Laboratories (Health Care Equipment & Supplies)	215,255,863
68,801	Alphabet, Inc. Class A* (Interactive Media & Services)	92,654,307
69,577	Alphabet, Inc. Class C* (Interactive Media & Services)	93,835,717
69,810	Bio-Rad Laboratories, Inc. Class A* (Life Sciences Tools & Services)	30,723,381
518,420	Mastercard, Inc. Class A (IT Services)	142,549,947
48,128	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	28,083,169

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
500,798	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	$146,373,239
1,888,858	Philip Morris International, Inc. (Tobacco)	140,908,807
779,470	Visa, Inc. Class A (IT Services)	139,306,878

		1,029,691,308

TOTAL COMMON STOCKS
(Cost $5,309,099,959)		$5,878,866,616

Shares	Dividend Rate	Value

Investment Company(c) – 3.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
187,269,765	0.233%	$187,269,765
(Cost $187,269,765)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $5,496,369,724)		$6,066,136,381

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,365,875	0.233%	7,365,875
(Cost $7,365,875)

TOTAL INVESTMENTS – 99.5%
(Cost $5,503,735,599)		$6,073,502,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		29,670,656

NET ASSETS – 100.0%		$6,103,172,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Currency Abbreviations:
JPY	—Japanese Yen
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	JPY	487,010,098	USD	4,565,149	05/01/20	$(26,956)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $5,309,099,959)(a)	$5,878,866,616
Investments of affiliated issuers, at value (cost $187,269,765)	187,269,765
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $7,365,875)	7,365,875
Cash	3,820,677
Foreign currencies, at value (cost $7,171,553)	7,173,294
Receivables:
Fund shares sold	67,184,658
Dividends	8,586,983
Foreign tax reclaims	5,193,673
Reimbursement from investment adviser	164,346
Securities lending income	34,878
Other assets	362,847
Total assets	6,166,023,612

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	26,956
Payables:
Fund shares redeemed	27,364,858
Investments purchased	19,455,483
Payable upon return of securities loaned	7,365,875
Investments purchased on an extended — settlement basis	4,538,136
Management fees	3,422,986
Distribution and Service fees and Transfer Agency fees	408,015
Due to broker	43,814
Accrued expenses	224,577
Total liabilities	62,850,700

Net Assets:
Paid-in capital	5,841,764,567
Total distributable earnings	261,408,345
NET ASSETS	$6,103,172,912
Net Assets:
Class A	$155,830,209
Class C	45,097,455
Institutional	3,628,464,586
Investor	1,581,079,339
Class P	649,448,942
Class R	541,855
Class R6	42,710,526
Total Net Assets	$6,103,172,912
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	10,900,554
Class C	3,214,860
Institutional	252,460,786
Investor	110,322,805
Class P	45,217,233
Class R	38,229
Class R6	2,972,768
Net asset value, offering and redemption price per share:(b)
Class A	$14.30
Class C	14.03
Institutional	14.37
Investor	14.33
Class P	14.36
Class R	14.17
Class R6	14.37

(a)	Includes loaned securities having a market value of $7,171,670.
(b)	Maximum public offering price per share for Class A Shares is $15.13. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $4,004,653)	$36,893,643

Dividends — affiliated issuers	967,773

Securities lending income — affiliated issuer	95,377

Total investment income	37,956,793

Expenses:

Management fees	17,752,100

Transfer Agency fees(a)	1,858,640

Distribution and Service fees(a)	351,829

Custody, accounting and administrative services	245,071

Printing and mailing costs	219,289

Registration fees	212,492

Professional fees	63,572

Trustee fees	52,374

Other	33,877

Total expenses	20,789,244

Less — expense reductions	(673,978)

Net expenses	20,115,266

NET INVESTMENT INCOME	17,841,527

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(219,636,937)

Forward foreign currency exchange contracts	128,686

Foreign currency transactions	(4,034,940)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	81,004,721

Forward foreign currency exchange contracts	(34,870)

Foreign currency translation	333,566

Net realized and unrealized loss	(142,239,774)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(124,398,247)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and/or Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
$150,687	$200,177	$965	$102,467	$34,030	$520,133	$1,115,437	$80,511	$328	$5,734

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:
Net investment income	$17,841,527	$25,530,801
Net realized loss	(223,543,191)	(75,140,137)
Net change in unrealized gain	81,303,417	497,617,686
Net increase (decrease) in net assets resulting from operations	(124,398,247)	448,008,350

Distributions to shareholders:
From distributable earnings:
Class A Shares	(456,372)	(84,001)
Institutional Shares	(15,034,407)	(4,326,053)
Investor Shares	(6,998,868)	(1,041,204)
Class P Shares	(3,452,086)	(1,546,031)
Class R Shares	(1,686)	(19)
Class R6 Shares	(262,239)	(3,113)
Total distributions to shareholders	(26,205,658)	(7,000,421)

From share transactions:
Proceeds from sales of shares	3,371,317,419	2,677,327,488
Reinvestment of distributions	25,405,746	6,904,153
Cost of shares redeemed	(872,456,841)	(643,146,674)
Net increase in net assets resulting from share transactions	2,524,266,324	2,041,084,967
TOTAL INCREASE	2,373,662,419	2,482,092,896

Net assets:
Beginning of period	3,729,510,493	1,247,417,597
End of period	$6,103,172,912	$3,729,510,493

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$14.78		$12.32	$12.69	$10.00

Net investment income(b)	0.03		0.10	0.08	0.04

Net realized and unrealized gain (loss)	(0.45)		2.38	(0.45)	2.66

Total from investment operations	(0.42)		2.48	(0.37)	2.70

Distributions to shareholders from net investment income	(0.06)		(0.02)	—	(0.01)

Net asset value, end of period	$14.30		$14.78	$12.32	$12.69

Total return(c)	(2.85)%		20.19%	(2.92)%	26.97%

Net assets, end of period (in 000s)	$155,830		$89,592	$44,887	$11,297

Ratio of net expenses to average net assets	1.19	%(d)	1.23%	1.28%	1.30	%(d)

Ratio of total expenses to average net assets	1.22	%(d)	1.29%	1.38%	1.65	%(d)

Ratio of net investment income to average net assets	0.44	%(d)	0.71%	0.57%	0.40	%(d)

Portfolio turnover rate(e)	40%		55%	90%	54%

(a)	Commenced operations on December 15, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$14.50		$12.16	$12.61	$10.00

Net investment income (loss)(b)	(0.03)		— (c)	(0.02)	(0.06)

Net realized and unrealized gain (loss)	(0.44)		2.34	(0.43)	2.67

Total from investment operations	(0.47)		2.34	(0.45)	2.61

Distributions to shareholders from net investment income	—		—	—	0.00	(c)

Net asset value, end of period	$14.03		$14.50	$12.16	$12.61

Total return(d)	(3.24)%		19.24%	(3.57)%	26.13%

Net assets, end of period (in 000s)	$45,097		$32,620	$20,147	$12,969

Ratio of net expenses to average net assets	1.94	%(e)	1.98%	2.04%	2.05	%(e)

Ratio of total expenses to average net assets	1.97	%(e)	2.04%	2.12%	2.34	%(e)

Ratio of net investment loss to average net assets	(0.37	)%(e)	(0.02)%	(0.18)%	(0.57	)%(e)

Portfolio turnover rate(f)	40%		55%	90%	54%

(a)	Commenced operations on December 15, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$14.87		12.39	$12.73	$10.00

Net investment income(b)	0.06		0.15	0.13	0.08

Net realized and unrealized gain (loss)	(0.46)		2.39	(0.45)	2.66

Total from investment operations	(0.40)		2.54	(0.32)	2.74

Distributions to shareholders from net investment income	(0.10)		(0.06)	(0.02)	(0.01)

Net asset value, end of period	$14.37		14.87	$12.39	$12.73

Total return(c)	(2.73)%		20.65%	(2.52)%	27.39%

Net assets, end of period (in 000s)	$3,628,465		1,996,934	$713,691	$392,168

Ratio of net expenses to average net assets	0.81	%(d)	0.84%	0.90%	0.90	%(d)

Ratio of total expenses to average net assets	0.84	%(d)	0.90%	0.98%	1.30	%(d)

Ratio of net investment income to average net assets	0.85	%(d)	1.10%	0.96%	0.73	%(d)

Portfolio turnover rate(e)	40%		55%	90%	54%

(a)	Commenced operations on December 15, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$14.82		$12.36	$12.71	$10.00

Net investment income (loss)(b)	0.05		0.15	0.10	(0.01)

Net realized and unrealized gain (loss)	(0.45)		2.36	(0.43)	2.73

Total from investment operations	(0.40)		2.51	(0.33)	2.72

Distributions to shareholders from net investment income	(0.09)		(0.05)	(0.02)	(0.01)

Net asset value, end of period	$14.33		$14.82	$12.36	$12.71

Total return(c)	(2.75)%		20.42%	(2.64)%	27.18%

Net assets, end of period (in 000s)	$1,581,079		$1,098,284	$234,587	$63,303

Ratio of net expenses to average net assets	0.94	%(d)	0.98%	1.03%	1.05	%(d)

Ratio of total expenses to average net assets	0.97	%(d)	1.04%	1.13%	1.39	%(d)

Ratio of net investment income to average net assets	0.66	%(d)	1.09%	0.77%	(0.10	)%(d)

Portfolio turnover rate(e)	40%		55%	90%	54%

(a)	Commenced operations on December 15, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$14.86		$12.39	$13.17

Net investment income(b)	0.06		0.16	0.02

Net realized and unrealized gain (loss)	(0.46)		2.38	(0.80)

Total from investment operations	(0.40)		2.54	(0.78)

Distributions to shareholders from net investment income	(0.10)		(0.07)	—

Net asset value, end of period	$14.36		$14.86	$12.39

Total return(c)	(2.72)%		20.61%	(5.92)%

Net assets, end of period (in 000s)	$649,449		$477,609	$233,541

Ratio of net expenses to average net assets	0.79	%(d)	0.82%	0.87	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.89%	1.02	%(d)

Ratio of net investment income to average net assets	0.79	%(d)	1.14%	0.33	%(d)

Portfolio turnover rate(e)	40%		55%	90%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$14.69		$12.26	$12.66	$10.00

Net investment income(b)	0.03		0.01	0.02	0.04

Net realized and unrealized gain (loss)	(0.48)		2.43	(0.42)	2.62

Total from investment operations	(0.45)		2.44	(0.40)	2.66

Distributions to shareholders from net investment income	(0.07)		(0.01)	—	—	(c)

Net asset value, end of period	$14.17		$14.69	$12.26	$12.66

Total return(d)	(3.08)%		19.91%	(3.16)%	26.65%

Net assets, end of period (in 000s)	$542		$208	$25	$17

Ratio of net expenses to average net assets	1.44	%(e)	1.47%	1.53%	1.55	%(e)

Ratio of total expenses to average net assets	1.47	%(e)	1.54%	1.62%	2.22	%(e)

Ratio of net investment income to average net assets	0.37	%(e)	0.05%	0.15%	0.43	%(e)

Portfolio turnover rate(f)	40%		55%	90%	54%

(a)	Commenced operations on December 15, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$14.87		$12.39	$12.73	$10.00

Net investment income(b)	0.06		0.05	0.12	0.11

Net realized and unrealized gain (loss)	(0.46)		2.50	(0.44)	2.63

Total from investment operations	(0.40)		2.55	(0.32)	2.74

Distributions to shareholders from net investment income	(0.10)		(0.07)	(0.02)	(0.01)

Net asset value, end of period	$14.37		$14.87	$12.39	$12.73

Total return(c)	(2.71)%		20.68%	(2.52)%	27.39%

Net assets, end of period (in 000s)	$42,711		$34,263	$540	$13

Ratio of net expenses to average net assets	0.79	%(d)	0.81%	0.87%	0.89	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.92%	0.98%	1.66	%(d)

Ratio of net investment income to average net assets	0.77	%(d)	0.34%	0.92%	1.09	%(d)

Portfolio turnover rate(e)	40%		55%	90%	54%

(a)	Commenced operations on December 15, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving certain derivatives and short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”). The Fund is a diversified portfolio that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class P, Class R, and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$518,730,102	$485,072,812	$—

Australia and Oceania	—	106,726,786	—

Europe	237,885,716	3,375,010,483	—

North America	1,127,357,548	—	—

South America	28,083,169	—	—

Investment Company	187,269,765	—	—

Securities Lending Reinvestment Vehicle	7,365,875	—	—

Total	$2,106,692,175	$3,966,810,081	$—

Derivative Type

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(26,956)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2020. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Liabilities
Currency	Payable for unrealized loss on forward foreign currency exchange contracts	$(26,956)

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	$128,686	$(34,870)	1

(a)	Average number of contracts is based on the average of month end balances for the six months ended April 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate					Effective Rate	Effective Net Management Rate^
First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion
0.85%	0.77%	0.73%	0.71%	0.70%	0.76%	0.75%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investment of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2020, GSAM waived $142,353 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2020, Goldman Sachs retained $54,959 of the front end sales charges.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class P Shares and Class R6 Shares of the Fund. This arrangement will remain in effect through at least February 28, 2021 with respect to Class P Shares and Class R6 Shares, and prior to such date Goldman Sachs may not terminate these arrangements without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.014%. The Other Expense limitation will remain in place through at least February 28, 2021 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
$142,353	$30,372	$501,253	$673,978

G.  Line of Credit Facility — As of April 30, 2020, the Fund participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Fund did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2020, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2020:

Beginning value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income
$167,689,373	$1,676,034,099	$(1,656,453,707)	$187,269,765	187,269,765	$967,773

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

6. SECURITIES LENDING (continued)

value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2020, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended April 30, 2020, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the Six Months Ended April 30, 2020
Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2020
$11,027	$25,561	$—

The following table provides information about the Fund’s investments in the Government Money Market Fund for the six months ended April 30, 2020.

Market Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2020
$42,935,200	$418,400,740	$(453,970,065)	$7,365,875

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were $4,240,382,971 and $1,830,807,999, respectively.

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2019, the Fund’s capital loss carryforwards were as follows:

Capital loss carryforwards:

Perpetual Short-Term	$(85,399,946)
Perpetual Long-Term	(6,946,615)
Total Capital loss carryforwards	$(92,346,561)

As of April 30, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,512,949,695
Gross unrealized gain	684,323,635
Gross unrealized loss	(123,771,074)
Net unrealized security gain	$560,552,561

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

8. TAX INFORMATION (continued)

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior two years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

9. OTHER RISKS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	7,092,422	$102,215,734	3,794,358	$52,028,621
Reinvestment of distributions	29,115	442,259	6,959	84,001
Shares redeemed	(2,281,573)	(31,950,935)	(1,382,650)	(18,545,275)
	4,839,964	70,707,058	2,418,667	33,567,347
Class C Shares
Shares sold	1,359,351	19,574,183	1,241,972	16,402,029
Shares redeemed	(394,226)	(5,477,179)	(649,379)	(8,452,959)
	965,125	14,097,004	592,593	7,949,070
Institutional Shares
Shares sold	147,137,717	2,115,594,579	101,757,764	1,376,617,331
Reinvestment of distributions	934,408	14,249,729	349,631	4,230,532
Shares redeemed	(29,905,163)	(419,012,399)	(25,403,818)	(333,747,882)
	118,166,962	1,710,831,909	76,703,577	1,047,099,981
Investor Shares
Shares sold	58,991,490	854,254,700	68,437,677	920,488,378
Reinvestment of distributions	459,773	6,997,747	86,130	1,040,457
Shares redeemed	(23,217,991)	(327,979,464)	(13,414,533)	(180,244,852)
	36,233,272	533,272,983	55,109,274	741,283,983
Class P Shares
Shares sold	18,974,333	267,122,152	21,036,854	278,167,928
Reinvestment of distributions	226,515	3,452,086	127,877	1,546,031
Shares redeemed	(6,123,759)	(84,844,367)	(7,881,201)	(101,512,643)
	13,077,089	185,729,871	13,283,530	178,201,316
Class R Shares
Shares sold	23,953	356,331	12,153	172,500
Reinvestment of distributions	112	1,686	2	19
Shares redeemed	(24)	(327)	—	—
	24,041	357,690	12,155	172,519
Class R6 Shares
Shares sold	874,376	12,199,740	2,306,223	33,450,701
Reinvestment of distributions	17,196	262,239	257	3,113
Shares redeemed	(223,556)	(3,192,170)	(45,284)	(643,063)
	668,016	9,269,809	2,261,196	32,810,751

NET INCREASE	173,974,469	$2,524,266,324	150,380,992	$2,041,084,967

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 4-5, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class P, Class R or Class R6 Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020 which represents a period of 182 days out of 366 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	GQG Partners International Opportunities Fund
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*
Class A
Actual	$1,000.00	$971.50		$5.83
Hypothetical 5% return	1,000.00	1,018.95	+	5.97
Class C
Actual	1,000.00	967.60		9.49
Hypothetical 5% return	1,000.00	1,015.22	+	9.72
Institutional
Actual	1,000.00	972.70		3.97
Hypothetical 5% return	1,000.00	1,020.84	+	4.07
Investor
Actual	1,000.00	972.50		4.61
Hypothetical 5% return	1,000.00	1,020.19	+	4.72
Class P
Actual	1,000.00	972.80		3.87
Hypothetical 5% return	1,000.00	1,020.93	+	3.97
Class R
Actual	1,000.00	969.20		7.05
Hypothetical 5% return	1,000.00	1,017.70	+	7.22
Class R6
Actual	1,000.00	972.90		3.88
Hypothetical 5% return	1,000.00	1,020.93	+	3.97

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6

GQG Partners International Opportunities Fund	1.19%	1.94%	0.81%	0.94%	0.79%	1.44%	0.79%

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (the “SEC”) web site at http://www.sec.gov.

The Fund will file its portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of April 30, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

©2020 Goldman Sachs. All rights reserved. 205979-OTU-1214988 GQGPIOSAR-20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Multi-Manager Alternatives Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Multi-Manager Alternatives Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Goldman Sachs Multi-Manager Alternatives Fund

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

On May 29, 2020, Kent Clark retired from Goldman Sachs and no longer serves as a portfolio manager for the Fund. Betsy Gorton continues to serve as portfolio manager for the Fund.

i

FUND BASICS

Multi-Manager Alternatives Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	ICE BofAML Three-Month U.S. Treasury Bill Index[2]	HFRX Global Hedge Fund Index[3]
Class A	-1.03%	0.85%	2.01%
Class C	-1.38	0.85	2.01
Institutional	-0.85	0.85	2.01
Investor	-0.84	0.85	2.01
Class P	-0.82	0.85	2.01
Class R	-1.11	0.85	2.01
Class R6	-0.82	0.85	2.01

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML Three-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

[3]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The index is investable through products managed by HFR Asset Management, LLC that track HFRX Indices. The HFRX Global Hedge Fund Index is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

HFRI and HFRX and related indices are trademarks and service marks of HFR which has no affiliation with GSAM. Information regarding HFR indices was obtained from HFR’s website and other public sources and is provided for comparison purposes only. HFR does not endorse or approve any of the statements made herein.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[4]

[4]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value, excluding cash and the allocation to Russell Investments Commodity Advisor, LLC, which manages a beta completion mandate. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

TOP TEN EQUITY HOLDINGS AS OF 4/30/20[5]

Holding	% of Net Assets	Line of Business

The Stars Group, Inc.	1.7%	Hotels, Restaurants & Leisure
Tencent Holdings Ltd.	1.4	Interactive Media & Services
Alibaba Group Holding Ltd. ADR	1.0	Internet & Direct Marketing Retail
El Paso Electric Co.	0.9	Electric Utilities
ForeScout Technologies, Inc.	0.9	Software
T-Mobile US, Inc.	0.8	Wireless Telecommunication Services
Allergan PLC	0.8	Pharmaceuticals
Fidelity National Information Services, Inc.	0.7	IT Services
Microsoft Corp.	0.7	Software
Anixter International, Inc.	0.7	Electronic Equipment, Instruments & Components

[5]	The top 10 equity holdings may not be representative of the Fund’s future investments. The top 10 equity holdings exclude investments in money market funds.

2

FUND BASICS

SUBADVISOR ALLOCATION[6]

Percentage of Net Assets as of 4/30/20

River Canyon Fund Management LLC	19.2%
Crabel Capital Management, LLC	17.2
Halcyon Arbitrage IC Management LP	15.4
GQG Partners LLC	12.6
Wellington Management Company LLP	11.2
Artisan Partners LP	11.2
Marathon Capital Management	8.9
Other[6]	4.3

[6]	The chart above represents capital allocated to the Underlying Managers, as a percentage of net assets, excluding cash and the allocation to Russell Investments Commodity Advisor, LLC which manages a beta completion mandate for the Fund, and as such the weightings may not sum to 100%. Other represents the Fund’s allocation to iShares® iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Garade Corporate Bond ETF.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

STRATEGY ALLOCATION[7]

As of April 30, 2020

[7]	Equity Long/Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Dynamic Equity Strategies generally are long-biased strategies that are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Event Driven and Credit Strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Tactical Trading Strategies seek to produce total return by long and short investing across global fixed income, currency, equity, and commodity markets. Tactical Trading managers typically have no bias to be long, short, or neutral but at any given time may have significant long or short exposures in a particular market or asset class. The percentages above exclude cash and the allocation to Russell Investments Commodity Advisor, LLC, which manages a beta completion mandate for the Fund.

3

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 1.7%
Banks(a) – 0.2%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
$371,000	5.375%	04/17/25	$380,739

Commercial Services(a)(b)(c)(d) – 0.0%
Cenveo Corp.
1,315,000	8.500	09/15/22	1,119

Oil Field Services – 1.1%
Empresa Nacional del Petroleo(c)
334,000	3.750	08/05/26	321,475
Petrobras Global Finance B.V.(e)
360,000	6.850	06/05/15	336,600
Petroleos Mexicanos(a)(c)
842,000	6.950	01/28/60	589,400
Petronas Capital Ltd.(a)(c)
371,000	4.550	04/21/50	403,855
371,000	4.800	04/21/60	429,560

			2,080,890

Telecommunication Services(a)(c) – 0.4%
Cincinnati Bell, Inc.
644,000	8.000	10/15/25	652,050

TOTAL CORPORATE OBLIGATIONS
(Cost $4,257,006)			$3,114,798

Shares	Description	Value

Common Stocks – 38.8%
Banks – 0.3%
14,423	HDFC Bank Ltd. ADR	$625,237

Beverages – 0.4%
9,951	Diageo PLC	342,612
2,368	Pernod Ricard SA	361,583

		704,195

Biotechnology – 0.5%
2,403	CSL Ltd.	478,983
1,815	Genmab A/S*	436,298

		915,281

Capital Markets – 3.0%
1,653	BlackRock, Inc.	829,872
33,047	Bolsas y Mercados Espanoles SHMSF SA	1,205,832
11,097	Brookfield Asset Management, Inc. Class A	375,301
2,634	Deutsche Boerse AG	408,371
7,618	Intercontinental Exchange, Inc.	681,430
9,607	Legg Mason, Inc.(f)	478,717
7,173	London Stock Exchange Group PLC	671,370
1,161	Moody’s Corp.	283,168
1,037	S&P Global, Inc.	303,717
5,609	TD Ameritrade Holding Corp.(f)	220,265
4,669	UBS Group AG	49,993

		5,508,036

Common Stocks – (continued)
Chemicals – 0.6%
6,271	Air Liquide SA	796,757
1,427	Sika AG	236,039

		1,032,796

Commercial Services & Supplies*(f) – 0.7%
40,429	Advanced Disposal Services, Inc.	1,303,835

Communications Equipment – 0.5%
1,307	Lumentum Holdings, Inc.*	105,750
86,598	Telefonaktiebolaget LM Ericsson Class B	739,820

		845,570

Diversified Consumer Services*(d) – 0.0%
5,019	Gymboree Holding Corp.	—

Diversified Financial Services – 0.2%
35,074	FGL Holdings	364,068

Diversified Telecommunication Services – 0.7%
1,721	Bandwidth, Inc. Class A*	140,365
18,666	Cellnex Telecom SA(a)	976,321
1,214,144	China Tower Corp. Ltd. Class H(a)	270,200

		1,386,886

Electric Utilities – 1.5%
25,703	El Paso Electric Co.(f)	1,747,804
61,558	Enel SpA	420,468
5,298	Fortis, Inc.	205,305
43,356	Iberdrola SA	431,296

		2,804,873

Electrical Equipment – 1.0%
6,192	AMETEK, Inc.	519,323
29,574	OSRAM Licht AG*	1,289,708

		1,809,031

Electronic Equipment, Instruments & Components – 1.6%
5,513	Amphenol Corp. Class A	486,577
14,623	Anixter International, Inc.*(f)	1,357,892
2,792	Corning, Inc.	61,452
38,659	Flex Ltd.*	377,312
300	Keyence Corp.	107,103
4,223	Tech Data Corp.*(f)	593,923

		2,984,259

Entertainment – 0.3%
753	Netflix, Inc.*	316,147
608	Nintendo Co. Ltd.	251,058

		567,205

Equity Real Estate Investment Trusts (REITs) – 0.2%
502	American Tower Corp.	119,476
795	SBA Communications Corp.	230,486

		349,962

Food & Staples Retailing – 0.0%
26,043	Tesco PLC	77,030

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.6%
9,746	Nestle SA	$1,032,199

Health Care Equipment & Supplies – 1.1%
8,819	Abbott Laboratories	812,142
1,756	Coloplast A/S Class B	276,963
217	Intuitive Surgical, Inc.*	110,861
27,250	Wright Medical Group NV*(f)	793,520

		1,993,486

Hotels, Restaurants & Leisure*(f) – 2.0%
53,852	Caesars Entertainment Corp.	520,210
114,240	The Stars Group, Inc.	3,194,151

		3,714,361

Insurance – 0.9%
4,619	Aon PLC	797,562
10,122	Tokio Marine Holdings, Inc.	474,881
1,889	Trupanion, Inc.*	56,500
2,086	Willis Towers Watson PLC	371,913

		1,700,856

Interactive Media & Services – 1.8%
282	Alphabet, Inc. Class A*	379,769
287	Alphabet, Inc. Class C*	387,066
193	Facebook, Inc. Class A*	39,509
48,766	Tencent Holdings Ltd.	2,563,601

		3,369,945

Internet & Direct Marketing Retail* – 1.6%
1,193	Alibaba Group Holding Ltd.	30,278
9,205	Alibaba Group Holding Ltd. ADR	1,865,577
338	Amazon.com, Inc.	836,212
273	MercadoLibre, Inc.	159,298

		2,891,365

IT Services – 2.7%
599	Accenture PLC Class A	110,929
710	Automatic Data Processing, Inc.	104,150
1,420	ExlService Holdings, Inc.*	87,657
10,506	Fidelity National Information Services, Inc.	1,385,636
3,246	Genpact Ltd.	111,760
2,735	Global Payments, Inc.	454,065
1,255	GoDaddy, Inc. Class A*	87,135
20,586	Infosys Ltd. ADR	190,009
2,075	Mastercard, Inc. Class A	570,563
374	PayPal Holdings, Inc.*	46,002
5,051	StoneCo Ltd. Class A*	133,245
4,048	VeriSign, Inc.*	848,015
4,316	Visa, Inc. Class A	771,355
483	WEX, Inc.*	63,910
1,449	Worldline SA*(a)	98,140

		5,062,571

Life Sciences Tools & Services – 1.1%
3,708	Agilent Technologies, Inc.	284,255
261	Bio-Rad Laboratories, Inc. Class A*	114,866

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
628	Lonza Group AG	274,226
22,575	QIAGEN NV*	940,075
1,481	Thermo Fisher Scientific, Inc.	495,661

		2,109,083

Machinery – 1.0%
6,637	Isra Vision AG	363,658
3,807	Otis Worldwide Corp.*	193,814
9,609	WABCO Holdings, Inc.*(f)	1,291,257

		1,848,729

Media – 0.4%
1,034	Charter Communications, Inc. Class A*	512,068
5,286	Comcast Corp. Class A	198,912

		710,980

Multi-Utilities – 0.1%
19,305	Algonquin Power & Utilities Corp.	267,672

Personal Products – 0.6%
2,104	L’Oreal SA	611,719
8,672	Unilever NV	431,860

		1,043,579

Pharmaceuticals – 2.3%
8,071	Allergan PLC(f)	1,512,021
10,037	AstraZeneca PLC	1,049,790
6,529	Novartis AG	557,175
12,445	Novo Nordisk A/S Class B	793,866
972	Roche Holding AG	336,601

		4,249,453

Professional Services – 0.6%
40	CoStar Group, Inc.*	25,930
165	Equifax, Inc.	22,919
445	Experian PLC	13,364
1,573	Huron Consulting Group, Inc.*	88,151
13,308	IHS Markit Ltd.	895,628
693	TransUnion	54,601
2,317	TriNet Group, Inc.*	113,464

		1,214,057

Road & Rail* – 0.1%
3,392	Uber Technologies, Inc.	102,676

Semiconductors & Semiconductor Equipment – 3.6%
9,169	Advanced Micro Devices, Inc.*	480,364
5,656	Analog Devices, Inc.	619,898
2,429	ASM International NV	267,380
4,399	ASML Holding NV	1,279,718
1,009	Axcelis Technologies, Inc.*	23,570
9,481	BE Semiconductor Industries NV	392,379
1,354	KLA Corp.	222,178
11,497	Lattice Semiconductor Corp.*	258,797
8,973	Marvell Technology Group Ltd.	239,938
6,360	MaxLinear, Inc.*	104,876
16,790	Micron Technology, Inc.*	804,073
3,225	NVIDIA Corp.	942,603

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
4,588	NXP Semiconductors NV	$456,827
27,653	Taiwan Semiconductor Manufacturing Co. Ltd.	278,958
7,568	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	402,088

		6,773,647

Software – 3.7%
2,873	8x8, Inc.*	48,726
694	Adobe, Inc.*	245,426
410	Alteryx, Inc. Class A*	46,404
2,331	Atlassian Corp. PLC Class A*	362,447
698	Avalara, Inc.*	62,380
1,373	Blackbaud, Inc.	75,872
344	Ceridian HCM Holding, Inc.*	20,286
54,803	ForeScout Technologies, Inc.*	1,740,543
351	Guidewire Software, Inc.*	31,885
323	HubSpot, Inc.*	54,468
540	Intuit, Inc.	145,697
7,641	Microsoft Corp.(g)	1,369,344
19,859	RIB Software SE*	629,806
354	salesforce.com, Inc.*	57,330
7,674	SAP SE ADR	909,676
255	ServiceNow, Inc.*	89,643
11,872	Slack Technologies, Inc. Class A*	316,864
1,160	Splunk, Inc.*	162,818
9,719	SVMK, Inc.*	152,588
1,982	Workday, Inc. Class A*	305,030
268	Zscaler, Inc.*	17,977

		6,845,210

Specialty Retail – 0.7%
13,889	The TJX Cos., Inc.	681,255
5,329	Tiffany & Co.(f)	674,119

		1,355,374

Technology Hardware, Storage & Peripherals – 0.8%
3,524	Apple, Inc.	1,035,351
13,018	HP, Inc.(f)	201,909
4,242	Western Digital Corp.	195,472

		1,432,732

Textiles, Apparel & Luxury Goods – 0.1%
228	Hermes International	166,684

Tobacco – 0.7%
20,690	British American Tobacco PLC	797,480
7,198	Philip Morris International, Inc.	536,971

		1,334,451

Wireless Telecommunication Services* – 0.8%
17,430	T-Mobile US, Inc.	1,530,353

TOTAL COMMON STOCKS
(Cost $64,012,679)		$72,027,727

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(h) – 3.8%
Collateralized Mortgage Obligations – 3.8%
Interest Only(i) – 2.0%
FHLMC REMIC Series 4723, Class KS(-1x1M USD LIBOR – 6.150%)
$5,843,997	5.336%	09/15/47	$1,141,133
FHLMC REMIC Series 4729, Class KS(-1x1M USD LIBOR – 6.150%)
4,416,327	5.336	11/15/47	839,489
GNMA REMIC Series 2017-117, Class AS(-1x1M USD LIBOR + 6.200%)
6,694,723	5.482	08/20/47	1,656,811

			3,637,433

Regular Floater(a) – 0.8%
CHL GMSR Issuer Trust Series 2018-GT1, Class A (1M USD LIBOR + 2.750%)
1,000,000	3.237	05/25/23	844,098
CHL GMSR Issuer Trust Series 2018-GT1, Class B (1M USD LIBOR + 3.500%)
1,000,000	3.987	05/25/23	696,722

			1,540,820

Sequential Floating Rate(a) – 1.0%
Banc of America Funding Corp. Series 2015-R3, Class 1A2
2,710,233	1.408	03/27/36	1,945,253

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $7,335,159)			$7,123,506

Asset-Backed Securities – 8.4%
Collateralized Loan Obligations(a)(h) – 4.1%
Catamaran CLO Ltd. Series 2013-1A, Class DR (3M USD LIBOR + 2.800%)
$1,750,000	3.791%	01/27/28	$1,389,453
CVP CLO Ltd. Series 2017-2A, Class D (3M USD LIBOR + 2.650%)
1,000,000	3.785	01/20/31	742,374
Jamestown CLO XI Ltd. Series 2018-11A, Class A2 (3M USD LIBOR + 1.700%)
1,000,000	3.011	07/14/31	891,700
Shackleton CLO Ltd. Series 2013-3A, Class DR (3M USD LIBOR + 3.020%)
1,500,000	4.239	07/15/30	1,155,421
Venture CDO Ltd. Series 2017-28AR, Class A2 (3M USD LIBOR + 1.270%)
1,132,000	2.379	10/21/29	1,088,667
Venture CLO Ltd. Series 2017-30A, Class D (3M USD LIBOR + 3.000%)
1,500,000	4.219	01/15/31	1,172,067
Voya CLO Ltd. Series 2013-1A, Class CR (3M USD LIBOR + 2.950%)
1,500,000	4.169	10/15/30	1,175,457

			7,615,139

Credit Card(a) – 1.4%
Continental Credit Card Series 2016-1A, Class C
2,381,376	11.330	01/15/25	2,637,692

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – 2.9%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1(h) (1M USD LIBOR + 0.460%)
$2,395,252	0.947%		01/25/36	$1,782,196
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, Class M2(h) (1M USD LIBOR + 0.690%)
2,126,197	1.177		10/25/35	1,568,189
JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class MF2(j)
1,359,359	4.876		11/25/36	1,227,331
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3, Class A3(h) (1M USD LIBOR + 0.250%)
1,211,216	0.737		05/25/36	764,555

				5,342,271

TOTAL ASSET-BACKED SECURITIES
(Cost $16,645,019)				$15,595,102

Foreign Debt Obligations – 6.6%
Abu Dhabi Government International Bond
$740,000	3.875	%(a)	04/16/50	$786,243
360,000	3.125		09/30/49	345,038
Arab Republic of Egypt
290,000	8.150		11/20/59	251,213
Dominican Republic(a)
692,000	5.875		01/30/60	543,220
Federal Republic of Brazil(c)
358,000	4.500		05/30/29	357,105
Hungary Government Bond
140,000	6.375		03/29/21	145,569
Mexico Government International Bond(c)
540,000	3.250		04/16/30	490,050
Oman Government International Bond
200,000	4.875		02/01/25	163,000
Qatar Government International Bond(a)
360,000	3.400		04/16/25	382,725
Republic of Angola
480,000	9.125		11/26/49	205,050
Republic of Argentina
1,379,000	4.625		01/11/23	387,413
Republic of Chile(c)
210,000	2.550		01/27/32	210,459
Republic of Colombia(c)
334,000	3.000		01/30/30	303,940
Republic Of Ecuador
360,000	9.500		03/27/30	104,400
Republic of Egypt
285,000	7.053		01/15/32	251,869
Republic of Ghana(a)
485,000	8.750		03/11/61	366,175
Republic Of Indonesia
462,000	2.950		01/11/23	462,037
Republic of Ivory Coast
360,000	6.125		06/15/33	309,825
Republic of Kazakhstan
270,000	5.125		07/21/25	299,700

Foreign Debt Obligations – (continued)
Republic of Kenya
360,000	8.000		05/22/32	324,788
Republic of Nigeria
200,000	8.747		01/21/31	160,000
Republic of Pakistan(c)
1,420,000	4.500		04/01/56	1,597,500
Republic of Peru
250,000	2.844		06/20/30	258,359
Republic of Senegal
360,000	6.750		03/13/48	299,813
Republic of South Africa
300,000	4.850		09/30/29	257,250
Republic of Turkey
450,000	4.250		03/13/25	400,359
320,000	5.250		03/13/30	266,000
Republic of Uruguay(c)
248,982	4.375		01/23/31	273,958
Romanian Government International Bond
124,000	6.750		02/07/22	131,750
Russian Foreign Bond – Eurobond
400,000	4.375		03/21/29	442,000
Saudi Government International Bond(a)
835,000	3.750		01/21/55	764,025
Ukraine Government Bond
210,000	8.994		02/01/24	205,380
668,000	7.375		09/25/32	591,806

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $13,598,015)				$12,338,019

Units	Description	Expiration Date	Value

Right* – 0.1%
Pharmaceuticals – 0.1%
20,982	Bristol-Myers Squibb Co.	03/31/21	$94,629
(Cost $79,372)

Shares	Description	Value

Exchange Traded Funds – 4.0%
43,100	iShares iBoxx $ Investment Grade Corporate Bond ETF	$5,567,227
23,600	iShares iBoxx High Yield Corporate Bond ETF	1,898,148

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,039,288)		$7,465,375

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(k) – 32.8%(k)
Goldman Sachs Financial Square Government Fund – Institutional Shares
60,766,972	0.233%	$60,766,972
(Cost $60,766,972)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 96.2%
(Cost $173,733,510)		$178,526,128

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(l) – 5.7%
U.S. Treasury Obligations – 5.7%
United States Treasury Bills
$2,895,000	0.000%		05/05/20	$2,894,984
255,000	0.000		05/07/20	254,998
295,000	0.000		05/19/20	294,988
1,065,000	0.000	(g)	05/28/20	1,064,946
405,000	0.000	(g)	06/11/20	404,953
135,000	0.000	(g)	06/16/20	134,984
2,895,000	0.000		06/30/20	2,894,527
985,000	0.000	(g)	08/06/20	984,681
1,045,000	0.000	(g)	08/20/20	1,044,637
485,000	0.000	(g)	02/25/21	484,363

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,456,513)				$10,458,061

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 101.9%
(Cost $184,190,023)				$188,984,189

Shares	Description	Value

Common Stocks Sold Short – (1.4)%
Biotechnology – (0.3)%
6,989	AbbVie, Inc.	$(574,496)

Capital Markets – (0.1)%
6,078	The Charles Schwab Corp.	(229,262)

Communications Equipment – (0.1)%
2,865	Acacia Communications, Inc.	(193,932)

Hotels, Restaurants & Leisure – (0.6)%
4,841	Eldorado Resorts, Inc.	(103,791)
7,580	Flutter Entertainment PLC	(932,131)

		(1,035,922)

Insurance – (0.3)%
2,252	Aon PLC	(388,853)
3,587	Fidelity National Financial, Inc.	(97,028)

		(485,881)

Common Stocks Sold Short – (continued)
Trading Companies & Distributors – (0.0)%
3,194	WESCO International, Inc.	(82,629)

TOTAL COMMON STOCKS SOLD SHORT
(Cost $(2,529,943))		$(2,602,122)

TOTAL SECURITIES SOLD SHORT – (1.4)%
(Cost $(2,529,943))		$(2,602,122)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(836,543)

NET ASSETS – 100.0%		$185,545,524

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security is currently in default.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Actual maturity date is June 15, 2115.

(f)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $2,976,249, which represents approximately 1.6% of net assets as of April 30, 2020.

(g)	All or a portion of security is segregated as collateral for option contracts.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2020.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2020.

(k)	Represents an affiliated issuer.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNH	—Chinese Yuan Renminbi Offshore
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NZD	—New Zealand Dollar
RUB	—Russian Ruble
SEK	—Swedish Krona
USD	—U.S. Dollar

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Investment Abbreviations:
ADR	—American Depositary Receipt
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
ETF	—Exchange Traded Fund
FHLMC	—Federal Home Loan Mortgage Corp.
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
PLC	—Public Limited Company
REMIC	—Real Estate Mortgage Investment Conduit
SPA	—Stand-by Purchase Agreement
STIB	—Stockholm Interbank Offered Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Deutsche Bank AG (London)	AUD	2,600,000	JPY	179,685,720	06/17/20	$18,950
	AUD	200,000	NZD	211,866	06/17/20	422
	AUD	2,000,000	USD	1,268,676	06/17/20	34,809
	CAD	800,000	JPY	60,985,280	06/17/20	6,097
	CAD	6,700,000	USD	4,751,724	06/17/20	62,133
	CHF	1,000,000	JPY	110,013,600	06/17/20	11,536
	CHF	1,750,000	USD	1,803,835	06/17/20	11,649
	CNH	11,335,040	USD	1,600,000	05/06/20	1,206
	CNH	21,300,207	USD	3,000,000	06/17/20	5,874
	EUR	1,900,000	JPY	221,885,757	06/17/20	15,048
	EUR	6,750,000	USD	7,333,824	06/17/20	70,379
	EUR	778,000	USD	841,223	06/19/20	12,218
	GBP	1,138,348	EUR	1,300,000	06/17/20	8,048
	GBP	875,000	JPY	116,324,012	06/17/20	17,559
	GBP	2,750,000	USD	3,414,930	06/17/20	49,405
	GBP	497,000	USD	614,627	06/19/20	11,479
	JPY	258,921,640	EUR	2,200,000	06/17/20	1,239
	JPY	250,000,000	USD	2,310,853	06/17/20	20,414
	MXN	4,500,000	USD	181,049	06/17/20	4,228
	NZD	427,880	AUD	400,000	06/17/20	1,701
	NZD	1,000,000	JPY	64,492,200	06/17/20	11,858
	NZD	1,500,000	USD	898,727	06/17/20	21,152
	RUB	22,543,020	USD	300,000	06/17/20	508
	USD	65,409	AUD	100,000	06/17/20	235
	USD	72,033	CAD	100,000	06/17/20	184
	USD	389,309	CHF	375,000	06/17/20	276
	USD	100,000	CNH	708,353	06/17/20	38
	USD	137,117	EUR	125,000	06/17/20	2
	USD	1,216,215	EUR	1,097,000	06/19/20	12,842
	USD	586,273	JPY	62,500,000	06/17/20	3,456
	USD	166,095	MXN	4,000,000	06/17/20	1,406
	USD	100,000	RUB	7,487,090	06/17/20	194
JPMorgan Securities, Inc.	GBP	226,000	USD	282,844	06/17/20	1,862
	HKD	1,475,000	USD	189,476	06/17/20	656
	USD	204,946	EUR	185,000	06/17/20	2,016
	USD	109,876	JPY	11,600,000	06/17/20	1,705

TOTAL						$422,784

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Deutsche Bank AG (London)	CAD	179,113	AUD	200,000	06/17/20	$(1,658)
	CAD	100,000	USD	72,136	06/17/20	(287)
	CHF	125,000	USD	130,144	06/17/20	(466)
	EUR	125,000	CAD	192,158	06/17/20	(948)
	EUR	1,300,000	GBP	1,134,716	06/17/20	(3,472)
	EUR	1,300,000	JPY	153,701,550	06/17/20	(7,283)
	EUR	551,000	USD	617,037	06/17/20	(12,635)
	EUR	147,000	USD	161,277	06/19/20	(23)
	GBP	7,000	USD	8,852	06/19/20	(34)
	JPY	54,517,320	AUD	800,000	06/17/20	(13,017)
	JPY	60,960,320	CAD	800,000	06/17/20	(6,330)
	JPY	110,303,750	CHF	1,000,000	06/17/20	(8,830)
	JPY	128,399,410	EUR	1,100,000	06/17/20	(9,278)
	JPY	83,042,375	GBP	625,000	06/17/20	(12,974)
	JPY	77,526,620	NZD	1,200,000	06/17/20	(12,960)
	JPY	199,100,000	USD	1,861,885	06/17/20	(5,263)
	MXN	2,000,000	USD	82,852	06/17/20	(507)
	USD	1,450,833	AUD	2,300,000	06/17/20	(48,175)
	USD	4,708,049	CAD	6,600,000	06/17/20	(33,960)
	USD	1,033,478	CHF	1,000,000	06/17/20	(3,942)
	USD	2,700,000	CNH	19,167,757	06/17/20	(4,944)
	USD	4,213,334	EUR	3,875,000	06/17/20	(37,227)
	USD	4,217,036	EUR	3,875,000	06/19/20	(33,713)
	USD	4,054,349	GBP	3,250,000	06/17/20	(39,862)
	USD	1,792,354	GBP	1,509,000	06/19/20	(108,641)
	USD	2,554,567	JPY	275,000,000	06/17/20	(9,825)
	USD	61,005	MXN	1,500,000	06/17/20	(754)
	USD	905,522	NZD	1,500,000	06/17/20	(14,359)
	USD	200,000	RUB	15,589,260	06/17/20	(7,813)
JPMorgan Securities, Inc.	USD	91,897	GBP	74,000	06/17/20	(1,326)

TOTAL						$(440,506)

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year German Euro-Bund	1	06/08/20	$191,149	$1,315
10 Year U.K. Long Gilt	9	06/26/20	1,560,898	4,958
20 Year U.S. Treasury Bonds	4	06/19/20	724,125	(2,004)
5 Year German Euro-Bobl	5	06/08/20	744,904	2,069
British Pound	1	06/15/20	78,763	36
Canada 10 Year Government Bonds	22	06/19/20	2,361,134	6,215
Copper	4	05/05/20	516,025	(56,352)
Copper	1	05/06/20	129,022	(15,656)
Copper	1	05/11/20	129,131	(14,059)
Copper	2	05/13/20	258,319	(29,729)
Copper	5	05/18/20	646,156	(67,470)
Copper	3	05/19/20	387,731	(44,165)
Copper	1	05/21/20	129,225	(14,640)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Copper	2	05/26/20	$258,575	$(25,568)
Copper	1	05/27/20	129,300	(10,121)
Copper	2	05/28/20	258,625	(20,230)
Copper	2	06/02/20	258,750	(24,456)
Copper	1	06/03/20	129,387	(10,084)
Copper	1	06/05/20	129,414	(13,714)
Copper	1	06/09/20	129,470	(10,045)
Copper	3	06/10/20	388,453	(29,118)
Copper	1	06/11/20	129,498	6,134
Copper	2	06/12/20	259,025	12,270
Copper	1	06/16/20	129,487	(3,253)
Copper	1	06/17/20	129,475	(3,303)
Copper	3	07/29/20	175,800	(755)
E-mini Russell 2000 Index	6	06/19/20	392,010	24,247
Euro Buxl 30 Year Bonds	5	06/08/20	1,201,051	21,630
Euro FX	1	06/15/20	137,025	848
French 10 Year Government Bonds	4	06/08/20	740,049	12,327
FTSE China A50 Index	1	05/28/20	13,428	(31)
ICE ECX Emission	2	12/14/20	42,892	(3,461)
Italian 10 Year Government Bonds	5	06/08/20	759,424	886
Japan 10 Year Government Bonds	11	06/15/20	15,661,278	47,601
Japanese Yen	1	06/15/20	116,662	1,148
Lead	1	05/05/20	40,256	(6,509)
Lead	2	05/07/20	80,563	(8,499)
Lead	1	05/11/20	40,331	(6,352)
Lead	2	05/14/20	80,738	(12,687)
Lead	3	05/18/20	121,310	(17,173)
Lead	6	05/19/20	242,650	(25,337)
Lead	9	05/26/20	364,482	(46,281)
Lead	5	05/28/20	202,572	(17,940)
Lead	6	06/02/20	243,337	(37,329)
Lead	1	06/04/20	40,573	(4,917)
Lead	1	06/05/20	40,581	(3,535)
Lead	2	06/09/20	81,229	(6,169)
Lead	1	06/10/20	40,623	(5,567)
Lead	3	06/11/20	121,894	(8,529)
Lead	1	06/12/20	40,640	(4,038)
Lead	2	06/17/20	81,363	(4,306)
Mini H-shares Index	1	05/28/20	64,379	896
MSCI Taiwan Index	1	05/28/20	41,710	699
Nasdaq 100 E-Mini Index	1	06/19/20	179,770	159
Nickel	2	05/05/20	145,491	(12,945)
Nickel	2	05/07/20	145,509	(11,804)
Nickel	1	05/11/20	72,773	(5,320)
Nickel	1	05/13/20	72,786	(3,199)
Nickel	1	05/19/20	72,822	1,903
Nickel	1	05/20/20	72,828	1,906
Nickel	2	05/26/20	145,717	(3,658)
Nickel	1	05/28/20	72,870	(633)
Nickel	2	06/02/20	145,795	(5,291)
Nickel	3	06/05/20	218,742	(538)

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Nickel	1	06/10/20	$72,940	$1,945
Nickel	1	06/12/20	72,949	136
Nickel	3	06/16/20	218,898	16,381
Nickel	3	06/17/20	218,880	21
Nikkei 225 Index	1	06/11/20	93,719	3,936
Nikkei 225 Mini	4	06/11/20	74,771	(751)
Primary Aluminum	2	05/05/20	72,950	(12,868)
Primary Aluminum	1	05/07/20	36,506	(6,584)
Primary Aluminum	1	05/11/20	36,563	(6,234)
Primary Aluminum	1	05/13/20	36,586	(5,860)
Primary Aluminum	1	05/14/20	36,598	(6,705)
Primary Aluminum	1	05/18/20	36,645	(6,270)
Primary Aluminum	2	05/26/20	73,475	(11,868)
Primary Aluminum	1	05/27/20	36,751	(5,440)
Primary Aluminum	1	05/28/20	36,764	(4,513)
Primary Aluminum	2	06/02/20	73,662	(11,794)
Primary Aluminum	1	06/03/20	36,844	(6,084)
Primary Aluminum	2	06/05/20	73,742	(8,863)
Primary Aluminum	2	06/09/20	73,849	(8,820)
Primary Aluminum	1	06/10/20	36,938	(5,515)
Primary Aluminum	1	06/16/20	37,025	(4,828)
Primary Aluminum	2	06/17/20	74,050	(9,618)
Primary Aluminum	4	06/19/20	147,850	(18,619)
S&P Toronto Stock Exchange 60 Index	3	06/18/20	382,859	4,049
Silver	3	07/29/20	224,595	(4,085)
Swiss Franc	1	06/15/20	129,587	949
Tin	1	05/27/20	76,320	5,004
Tin	1	05/28/20	76,320	(5,183)
Ultra 10 Year U.S. Treasury Notes	5	06/19/20	785,156	(926)
Ultra Long U.S. Treasury Bonds	5	06/19/20	1,123,906	(10,380)
Wheat	1	07/14/20	26,213	173
WTI Crude Oil	3	06/22/20	65,550	5,265
Zinc	6	05/05/20	290,173	(42,143)
Zinc	7	05/07/20	338,593	(33,771)
Zinc	2	05/11/20	96,775	(10,856)
Zinc	1	05/14/20	48,382	(2,767)
Zinc	2	06/02/20	96,821	(4,210)
Zinc	2	06/05/20	96,825	4,475
Zinc	2	06/12/20	96,837	(2,231)

Total				$(724,975)
Short position contracts:
10 Year U.S. Treasury Notes	(76)	06/19/20	(10,568,750)	561
2 Year U.S. Treasury Notes	(1)	06/30/20	(220,430)	7
5 Year U.S. Treasury Notes	(16)	06/30/20	(2,007,750)	(496)
Amsterdam Exchanges Index	(5)	05/15/20	(560,527)	(7,149)
Australian Dollar	(1)	06/15/20	(65,230)	(1,782)
Brent Crude	(4)	05/29/20	(105,920)	(6,664)
CAC40 Index	(5)	05/15/20	(249,059)	(3,564)
CBOE Volatility Index	(11)	05/20/20	(373,725)	36,606

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
CBOE Volatility Index	(8)	06/17/20	$(265,800)	$21,989
Copper	(4)	05/05/20	(516,025)	51,876
Copper	(1)	05/06/20	(129,022)	15,223
Copper	(1)	05/11/20	(129,131)	14,403
Copper	(2)	05/13/20	(258,320)	29,762
Copper	(5)	05/18/20	(646,156)	33,661
Copper	(3)	05/19/20	(387,731)	44,864
Copper	(1)	05/21/20	(129,225)	10,104
Copper	(2)	05/26/20	(258,575)	20,245
Copper	(1)	05/27/20	(129,300)	11,010
Copper	(2)	05/28/20	(258,625)	20,332
Copper	(2)	06/02/20	(258,750)	20,083
Copper	(1)	06/03/20	(129,388)	12,647
Copper	(1)	06/05/20	(129,414)	10,065
Copper	(1)	06/09/20	(129,470)	7,777
Copper	(3)	06/10/20	(388,454)	13,789
Copper	(1)	06/11/20	(129,499)	8,661
Copper	(2)	06/12/20	(259,025)	15,382
Copper	(1)	06/16/20	(129,488)	910
Copper	(1)	06/17/20	(129,475)	(6,184)
Corn	(9)	07/14/20	(144,000)	(1,756)
DAX Index	(3)	06/19/20	(891,830)	(41,731)
DJIA E-Mini Index	(1)	06/19/20	(121,150)	(141)
Euro Stoxx 50 Index	(35)	06/19/20	(1,107,301)	(29,375)
FTSE 100 Index	(12)	06/19/20	(889,459)	(55,608)
Gasoline RBOB	(2)	05/29/20	(65,831)	(566)
Gold 100 Oz	(7)	06/26/20	(1,185,940)	24,118
Hang Seng Index	(2)	05/28/20	(316,053)	(8,871)
Korea 10 Year Bonds	(11)	06/16/20	(1,192,039)	4,363
Lead	(1)	05/05/20	(40,256)	4,575
Lead	(2)	05/07/20	(80,562)	11,232
Lead	(1)	05/11/20	(40,331)	5,953
Lead	(2)	05/14/20	(80,737)	12,382
Lead	(3)	05/18/20	(80,854)	18,845
Lead	(6)	05/19/20	(242,651)	36,339
Lead	(9)	05/26/20	(364,482)	36,328
Lead	(5)	05/28/20	(202,573)	21,726
Lead	(6)	06/02/20	(243,338)	20,948
Lead	(1)	06/04/20	(40,573)	5,112
Lead	(1)	06/05/20	(40,581)	5,516
Lead	(2)	06/09/20	(81,229)	8,150
Lead	(1)	06/10/20	(40,623)	3,439
Lead	(3)	06/11/20	(121,894)	11,048
Lead	(1)	06/12/20	(40,639)	1,386
Lead	(2)	06/17/20	(81,362)	2,697
Lean Hogs	(1)	06/12/20	(23,580)	(4,312)
Live Cattle	(1)	06/30/20	(34,380)	(612)
Mexican Peso	(1)	06/15/20	(20,665)	(672)
MSCI Emerging Markets Index	(53)	06/19/20	(2,400,635)	(171,187)
Natural Gas	(7)	05/27/20	(136,430)	998
Nickel	(2)	05/05/20	(145,491)	11,728
Nickel	(2)	05/07/20	(145,509)	9,795

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
Nickel	(1)	05/11/20	$(72,772)	$3,189
Nickel	(1)	05/13/20	(72,786)	6,261
Nickel	(1)	05/19/20	(72,822)	3,435
Nickel	(1)	05/20/20	(72,828)	3,549
Nickel	(2)	05/26/20	(145,717)	(3,880)
Nickel	(1)	05/28/20	(72,870)	(1,943)
Nickel	(2)	06/02/20	(145,795)	(3,899)
Nickel	(3)	06/05/20	(218,742)	12,040
Nickel	(1)	06/10/20	(72,940)	4,637
Nickel	(1)	06/12/20	(72,949)	(22)
Nickel	(3)	06/16/20	(218,898)	(5,787)
Nickel	(3)	06/17/20	(218,880)	(16,455)
NY Harbor ULSD	(1)	05/29/20	(34,990)	(2,190)
OMXS 30 Index	(6)	05/15/20	(97,051)	(2,992)
Primary Aluminum	(2)	05/05/20	(72,950)	12,395
Primary Aluminum	(1)	05/07/20	(36,506)	6,279
Primary Aluminum	(1)	05/11/20	(36,562)	6,272
Primary Aluminum	(1)	05/13/20	(36,586)	7,036
Primary Aluminum	(1)	05/14/20	(36,598)	6,231
Primary Aluminum	(1)	05/18/20	(36,645)	5,751
Primary Aluminum	(2)	05/26/20	(73,475)	11,407
Primary Aluminum	(1)	05/27/20	(36,751)	5,384
Primary Aluminum	(1)	05/28/20	(36,764)	4,970
Primary Aluminum	(2)	06/02/20	(73,661)	10,391
Primary Aluminum	(1)	06/03/20	(36,844)	4,426
Primary Aluminum	(2)	06/05/20	(73,741)	11,878
Primary Aluminum	(2)	06/09/20	(73,848)	8,722
Primary Aluminum	(1)	06/10/20	(36,937)	5,385
Primary Aluminum	(1)	06/16/20	(37,025)	4,810
Primary Aluminum	(2)	06/17/20	(74,050)	8,510
Primary Aluminum	(4)	06/19/20	(147,850)	19,664
S&P 500 E-Mini Index	(75)	06/19/20	(10,884,000)	(1,085,377)
S&P Toronto Stock Exchange 60 Index	(4)	06/18/20	(510,478)	(61,016)
Soybean	(1)	07/14/20	(42,762)	(927)
SPI 200 Index	(2)	06/18/20	(180,507)	(14,569)
Sugar No. 11	(2)	06/30/20	(23,229)	(856)
Tin	(1)	05/27/20	(76,320)	5,377
Tin	(1)	05/28/20	(76,320)	(5,197)
Topix Index	(12)	06/11/20	(1,625,868)	(98,609)
U.S. Dollar Index Future	(7)	05/18/20	(69,968)	464
U.S. Dollar Index Future	(2)	06/15/20	(198,056)	1,596
Zinc	(6)	05/05/20	(290,174)	36,943
Zinc	(7)	05/07/20	(338,594)	42,749
Zinc	(2)	05/11/20	(96,775)	8,690
Zinc	(1)	05/14/20	(48,382)	5,340
Zinc	(2)	06/02/20	(96,821)	(4,622)
Zinc	(2)	06/05/20	(96,826)	3,544
Zinc	(2)	06/12/20	(96,838)	(2,191)

Total				$(717,242)

TOTAL FUTURES CONTRACTS				$(1,442,217)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
8x8, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	$83	$4,284	$—	$4,284
Accton Technology Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	150	36,979	(2)	36,981
Advanced Micro Devices, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	126	12,846	—	12,846
Alphabet, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	76	10,420	—	10,420
Alphabet, Inc. Class C	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	118	15,909	—	15,909
Amazon.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	183	41,965	—	41,965
Apple, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	186	22,135	—	22,135
ASM International NV	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/23	42	2,499	—	2,499
ASM Pacific Technology Ltd.	1M STIB LIBOR	JPMorgan Securities, Inc.	05/05/23	431	3,307	—	3,307
ASML Holding NV	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	195	12,324	—	12,324
Axcelis Technologies	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	177	40,261	—	40,261
BE Semiconductor Industries NV	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/23	160	44,484	(10,915)	55,399
Ceridian HCM Holding, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	150	48,571	—	48,571
Charter Communications, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	185	14,270	—	14,270
Consumer Discretionary Select Sector SPDR Fund	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	21	(2,534)	—	(2,534)
Corning, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	131	15,248	—	15,248
Edenred SA	1M EUR LIBOR	JPMorgan Securities, Inc.	05/05/23	48	968	—	968
Equifax, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	71	15,639	—	15,639
ExlService Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	103	25,447	—	25,447
Facebook, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	220	51,881	—	51,881
FleetCor Technologies, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	155	22,131	—	22,131
Flextronics International Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	96	10,543	—	10,543
Genpact Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	529	134,959	—	134,959
Global Payments, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	492	69,955	—	69,955
Globalwafers Co. Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	262	21,906	(2)	21,908
Guidewire Software, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	327	41,998	—	41,998
Huron Consulting Group, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	89	19,796	—	19,796
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	3,869	(431,925)	—	(431,925)
iShares Core S&P Small-Capital ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	68	(6,711)	—	(6,711)
iShares DJ Telecomm	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	32	(1,016)	—	(1,016)
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	535	(67,626)	—	(67,626)
iShares PHLX Semiconductor ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	346	(23,491)	—	(23,491)
iShares Russell 2000 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	97	(11,745)	—	(11,745)
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	67	(6,481)	—	(6,481)
iShares S&P NA Tech-Software Sector ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	99	(10,609)	—	(10,609)
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	829	(66,130)	—	(66,130)
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	44	(3,998)	—	(3,998)
KLA Corp.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	62	(3,896)	(268)	(3,628)
Lumentum Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	292	23,557	—	23,557
Marvell Technology Group Ltd.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	52	6,263	—	6,263
Mastercard, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	71	2,378	—	2,378
MediaTek, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	92	4,413	—	4,413
PayPal Holdings, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	93	19,356	—	19,356

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/ Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
PureFunds ISE Cyber	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	$87	$(7,537)	$—	$(7,537)
Qualcomm, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	88	9,483	—	9,483
Salesforce.com, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	113	10,884	—	10,884
ServiceNow, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	102	30,700	—	30,700
SPDR S&P 500 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	12	(839)	—	(839)
SPDR S&P MidCap 400 ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	48	(3,969)	—	(3,969)
Splunk, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	41	7,640	—	7,640
T-Mobile Us, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	73	1,410	—	1,410
T-Mobile US, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	47	913	—	913
TransUnion	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	91	19,803	—	19,803
TriNet Group, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	134	38,713	—	38,713
VanEck Vectors Semiconductor	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	2,644	(196,393)	—	(196,393)
Vanguard Small-Capital Growth ETF	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	105	(12,524)	—	(12,524)
VeriSign, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	94	6,519	—	6,519
Visa, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	175	7,815	—	7,815
WEX, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	100	28,752	—	28,752
Workday, Inc. Class A	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	77	13,826	—	13,826
Zscaler, Inc.	1M USD LIBOR	JPMorgan Securities, Inc.	05/05/23	105	6,091	—	6,091
Adobe Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	94	5,953	—	5,953
Alphabet, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	268	18,922	—	18,922
Alphabet, Inc. Class C	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	248	16,788	—	16,788
Amazon.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	681	48,774	—	48,774
ASM Pacific Technology Ltd.	1M STIB LIBOR	MS & Co. Int. PLC	05/15/23	428	(1,588)	—	(1,588)
Automatic Data Processing, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	32	2,117	—	2,117
Bandwidth, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	126	15,474	—	15,474
BE Semiconductor Industries NV	1M EUR LIBOR	MS & Co. Int. PLC	05/15/23	117	41,527	—	41,527
Bolsas y Mercados Espanoles SHMSF SA	0.460%	MS & Co. Int. PLC	07/07/21	3	601	—	601
Ceridian HCM Holding, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	33	4,057	—	4,057
Charter Communications, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	84	(215)	—	(215)
Consumer Discretionary Select Sector SPDR ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	151	(11,408)	—	(11,408)
CoStar Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	257	2,709	—	2,709
EPAM Systems, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	129	8,911	—	8,911
Equifax, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	357	41,862	—	41,862
Exlservice Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	285	48,022	—	48,022
Experian PLC	1M GBP LIBOR	MS & Co. Int. PLC	05/15/23	131	12,139	—	12,139
Facebook, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	160	24,960	—	24,960
Faurecia SE	0.460	MS & Co. Int. PLC	07/07/21	2	7,522	—	7,522
Fiat Chrysler Automobiles NV	0.460	MS & Co. Int. PLC	07/07/21	41	43,366	—	43,366
FleetCor Technologies, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	530	74,461	—	74,461
Flex Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	42	9,084	—	9,084
Flutter Entertainments PLC	(0.070)	MS & Co. Int. PLC	09/15/21	18	(530,016)	—	(530,016)
Global Payments, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,046	190,673	3,048	187,625
Globalwafers Co. Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	38	309	—	309
GoDaddy, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	286	25,789	—	25,789
HubSpot, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	61	15,186	—	15,186
Huron Consulting Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	16	2,749	—	2,749
Intuit, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	58	4,090	—	4,090
Invesco QQQ Trust Series 1 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,106	(49,714)	—	(49,714)
iShares Core S&P Small-Capital ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	464	(49,751)	—	(49,751)

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/ Index(a)	Financing Rate Paid (Received) by the Fund	Counterparty	Termination Date	Notional Amount/ Contracts (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
iShares DJ Telecomm	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	$337	$(9,847)	$—	$(9,847)
iShares Expanded Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	404	(24,170)	—	(24,170)
iShares Northe America Tech-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	91	(5,369)	—	(5,369)
iShares PHLX Semiconductor ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,093	(56,914)	—	(56,914)
iShares Russell 2000 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	690	(71,940)	—	(71,940)
iShares Russell Mid-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	488	(33,335)	—	(33,335)
iShares S&P NA Tech-Software Sector ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	1,368	(87,782)	—	(87,782)
iShares S&P NA Technology-Multimedia Networking ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	8	(470)	—	(470)
iShares S&P Small-Capital 600 Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	305	(31,130)	—	(31,130)
KLA Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	40	2,811	—	2,811
Lumentum Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	51	2,532	—	2,532
Marvell Technology Group Ltd.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	506	31,919	—	31,919
Mastercard, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	275	18,976	—	18,976
MediaTek, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	101	13,317	(64)	13,381
Microsoft Corp.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	89	3,738	—	3,738
Netflix, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	179	(2,971)	—	(2,971)
PayPal Holdings, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	453	62,999	—	62,999
Peugeot SA	(0.460)%	MS & Co. Int. PLC	07/07/21	24	(35,469)	—	(35,469)
PureFunds ISE Cyber	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	492	(27,606)	—	(27,606)
PureFunds ISE Cyber.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	129	(7,253)	—	(7,253)
Realtek Semiconductor	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	87	12,451	(47)	12,498
Realtek Semiconductr	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	45	6,454	—	6,454
S&P 500 High Beta Total Return Index	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	631	(58,025)	—	(58,025)
S&P Global, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	72	(8,054)	—	(8,054)
Salesforce.com, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	272	10,931	—	10,931
ServiceNow, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	342	64,141	—	64,141
SPDR S&P 500 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	50	(2,284)	—	(2,284)
SPDR S&P MidCap 400 ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	332	(30,375)	—	(30,375)
Splunk, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	108	8,102	—	8,102
T-Mobile Us, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	48	(419)	—	(419)
Taiyo Yuden Co. Ltd.	1M JY LIBOR	MS & Co. Int. PLC	05/15/23	10,095	1,930	—	1,930
TransUnion	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	281	31,204	—	31,204
TriNet Group, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	384	51,333	—	51,333
Trupanion, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	16	(409)	—	(409)
U.S Mszzmomo	1M USD LIBOR	MS & Co. Int. PLC	01/29/21	1,245	(108,383)	(129,362)	20,979
Vanguard Small-Capital Growth ETF	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	748	(73,717)	—	(73,717)
VeriSign, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	268	10,806	—	10,806
Visa, Inc. Class A	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	517	39,570	—	39,570
WEX, Inc.	1M USD LIBOR	MS & Co. Int. PLC	05/15/23	386	83,538	—	83,538

TOTAL					$(74,000)	$(137,612)	$63,612

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At April 30, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
Advanced Micro Devices, Inc.	$52.50	05/15/2020	54	$5,400	$12,799	$9,740	$3,059
Amazon.Com, Inc.	2,400.00	05/08/2020	3	300	19,830	26,150	(6,320)
Micron Technology, Inc.	48.00	05/15/2020	59	5,900	12,420	10,426	1,994
Nvidia Corp.	285.00	05/15/2020	11	1,100	9,377	8,181	1,196
NXP Semiconductors NV	100.00	06/19/2020	13	1,300	10,367	8,294	2,073
The Tjx Cos., Inc.	47.50	06/19/2020	36	3,600	9,720	8,763	957
Visa, Inc.	172.50	05/15/2020	15	1,500	5,325	4,918	407

Total purchased option contracts			191	$19,100	$79,838	$76,472	$3,366
Written option contracts
Calls
Advanced Micro Devices, Inc.	$56.00	05/15/2020	(54)	$(5,400)	$(5,157)	$(8,674)	$3,517
Amazon.Com, Inc.	2,650.00	05/08/2020	(3)	(300)	(10,912)	(9,191)	(1,721)
Nvidia Corp.	320.00	05/15/2020	(11)	(1,100)	(2,723)	(2,443)	(280)
NXP Semiconductors NV	120.00	06/19/2020	(27)	(2,700)	(3,537)	(4,805)	1,268
The Tjx Cos., Inc.	57.50	06/19/2020	(73)	(7,300)	(5,293)	(4,856)	(437)
Visa, Inc.	187.50	05/15/2020	(15)	(1,500)	(3,382)	(2,642)	(740)

			(183)	$(18,300)	$(31,004)	$(32,611)	$1,607
Puts
Amazon.Com, Inc.	$2,250.00	05/08/2020	(3)	$(300)	$(5,355)	$(8,695)	$3,340
Micron Technology, Inc.	43.00	05/15/2020	(59)	(5,900)	(3,274)	(3,194)	(80)
NXP Semiconductors NV	85.00	06/19/2020	(13)	(1,300)	(3,874)	(3,633)	(241)
Visa, Inc.	42.50	06/19/2020	(36)	(3,600)	(4,680)	(4,804)	124

			(111)	$(11,100)	$(17,183)	$(20,326)	$3,143

Total written option contracts			(294)	$(29,400)	$(48,187)	$(52,937)	$4,750

TOTAL			(103)	$(10,300)	$31,651	$23,535	$8,116

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statement of Assets and Liabilities(a)

April 30, 2020 (Unaudited)

Assets:
Investments, at value (cost $123,423,051)	$128,217,217
Investments of affiliated issuers, at value (cost $60,766,972)	60,766,972
Purchased options, at value (premium paid $76,472)	79,838
Cash	1,411,428
Foreign currencies, at value (cost $27,001)	29,659
Unrealized gain on swap contracts	2,130,999
Unrealized gain on forward foreign currency exchange contracts	422,784
Variation margin on futures contracts	595,305
Receivables:
Fund shares sold	7,495,866
Collateral on certain derivative contracts(b)	4,817,411
Investments sold	1,701,261
Reimbursement from investment adviser	372,445
Dividends and interest	343,224
Investments sold on an extended settlement basis	135,389
Foreign tax reclaims	51,220
Upfront payments made on swap contracts	3,048
Other assets	82,380
Total assets	208,656,446

Liabilities:
Securities sold short, at value (proceeds received $2,529,943)	2,602,122
Unrealized loss on swap contracts	2,067,387
Unrealized loss on forward foreign currency exchange contracts	440,506
Written option contracts, at value (premium received $52,937)	48,187
Variation margin on futures contracts	12,569
Payables:
Fund shares redeemed	8,687,107
Investments purchased	3,485,120
Investments purchased on an extended settlement basis	3,144,852
Due to broker — upfront payment	310,880
Management fees	226,146
Upfront payments received on swap contracts	140,660
Distribution and service fees and transfer agency fees	14,782
Dividend expense payable on securities sold short	9,238
Due to broker	1,277
Accrued expenses and other liabilities	1,920,089
Total liabilities	23,110,922

Net Assets:
Paid-in capital	241,212,002
Total distributable earnings (loss)	(55,666,478)
NET ASSETS	$185,545,524
Net Assets:
Class A	$8,328,808
Class C	5,888,944
Institutional	98,454,871
Investor	11,059,065
Class P	61,777,016
Class R	26,508
Class R6	10,312
Total Net Assets	$185,545,524
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	807,529
Class C	590,718
Institutional	9,449,609
Investor	1,066,709
Class P	5,931,129
Class R	2,600
Class R6	989
Net asset value, offering and redemption price per share:(c)
Class A	$10.31
Class C	9.97
Institutional	10.42
Investor	10.37
Class P	10.42
Class R	10.19	(d)
Class R6	10.43

(a)	Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes segregated cash of $2,802,290, $175,000, $850,000 and $990,121 relating to initial margin requirements and/or collateral on futures, forward foreign currency, options and swaps transactions, respectively.
(c)	Maximum public offering price per share for Class A Shares is $10.91. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.
(d)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statement of Operations(a)

For the Six Months Ended April 30, 2020 (Unaudited)

Investment income:

Interest — unaffiliated issuers	$1,173,931

Dividends — unaffiliated issuers (net of foreign withholding taxes of $22,538)	629,742

Dividends — affiliated issuers	551,867

Total investment income	2,355,540

Expenses:

Management fees	2,116,230

Custody, accounting and administrative services	1,971,695

Professional fees	235,087

Printing and mailing costs	68,155

Registration fees	64,952

Transfer Agency fees(b)	59,531

Distribution and Service fees(b)	46,919

Dividend expense for securities sold short	39,484

Prime broker fees	26,315

Trustee fees	16,121

Other	21,661

Total expenses	4,666,150

Less — expense reductions	(2,610,783)

Net expenses	2,055,367

NET INVESTMENT INCOME	300,173

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments (including commission recapture of $2,199)	1,429,248

Securities short sales	432,706

Purchased options	773,284

Futures contracts	5,374,475

Written options	100,285

Swap contracts	(3,655,494)

Forward foreign currency exchange contracts	(406,700)

Foreign currency transactions	49,465

Net change in unrealized gain (loss) on:

Investments— unaffiliated issuers	(4,177,648)

Securities short sales	429,902

Purchased options	81,613

Futures contracts	(1,825,725)

Written options	(9,057)

Swap contracts	149,167

Forward foreign currency exchange contracts	124,708

Foreign currency translation	19,136

Net realized and unrealized loss	(1,110,635)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(810,462)

(a)	Statement of Operations for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

Distribution and/or Service Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
$12,515	$34,338	$66	$8,510	$5,837	$24,896	$9,955	$10,308	$23	$2

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Statements of Changes in Net Assets(a)

	Multi-Manager Alternatives Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$300,173	$2,489,143

Net realized gain	4,097,269	10,031,680

Net change in unrealized gain (loss)	(5,207,904)	10,595,053
Net increase (decrease) in net assets resulting from operations	(810,462)	23,115,876

Distributions to shareholders:

From distributable earnings

Class A Shares	(61,290)	—

Institutional Shares	(1,583,309)	—

Investor Shares	(118,769)	—

Class P Shares	(790,366)	—

Class R Shares	(143)	—

Class R6 Shares	(112)	—

Total distributions to shareholders	(2,553,989)	—

From share transactions:

Proceeds from sales of shares	45,007,923	62,447,737

Reinvestment of distributions	2,532,702	—

Cost of shares redeemed	(122,908,465)	(353,836,473)

Net decrease in net assets resulting from share transactions	(75,367,840)	(291,388,736)

TOTAL DECREASE	(78,732,291)	(268,272,860)

Net assets:

Beginning of period	264,277,815	532,550,675

End of period	$185,545,524	$264,277,815

(a)	Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of the wholly-owned subsidiary, Cayman Commodity — MMA IV, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class A Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended January 1– October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.48		$9.91	$10.22	$10.25	$10.33	$10.58

Net investment income (loss)(a)	—	(b)	0.04	(0.04)	(0.02)	0.04	(0.03)

Net realized and unrealized gain (loss)	(0.11)		0.53	(0.27)	0.13	(0.06)	(0.22)

Total from investment operations	(0.11)		0.57	(0.31)	0.11	(0.02)	(0.25)

Distributions to shareholders from net investment income	(0.06)		—	—	(0.14)	(0.01)	—

Distributions to shareholder from net realized gains	—		—	—	—	(0.05)	—

Total distributions	(0.06)		—	—	(0.14)	(0.06)	—

Net asset value, end of period	$10.31		$10.48	$9.91	$10.22	$10.25	$10.33

Total return(c)	(1.03)%		5.75%	(3.03)%	1.08%	(0.23)%	(2.36)%

Net assets, end of period (in 000s)	$8,329		$11,538	$19,155	$37,077	$134,843	$217,307

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.12	%(d)	2.12%	2.31%	2.51%	2.65%	2.89	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.07	%(d)	2.07%	2.23%	2.38%	2.41%	2.56	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.55	%(d)	3.51%	2.91%	2.74%	2.85%	2.97	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.49	%(d)	3.46%	2.82%	2.62%	2.60%	2.63	%(d)

Ratio of net investment income (loss) to average net assets	0.03	%(d)	0.39%	(0.43)%	(0.22)%	0.39%	(0.29	)%(d)

Portfolio turnover rate(e)	129%		202%	232%	112%	73%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class C Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended January 1– October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.11		$9.62	$10.00	$10.02	$10.16	$10.47

Net investment loss(a)	(0.04)		(0.03)	(0.12)	(0.11)	(0.04)	(0.09)

Net realized and unrealized gain (loss)	(0.10)		0.52	(0.26)	0.13	(0.05)	(0.22)

Total from investment operations	(0.14)		0.49	(0.38)	0.02	(0.09)	(0.31)

Distributions to shareholders from net investment income	—		—	—	(0.04)	—	—

Distributions to shareholders from net realized gains	—		—	—	—	(0.05)	—

Total distributions	—		—	—	(0.04)	(0.05)	—

Net asset value, end of period	$9.97		$10.11	$9.62	$10.00	$10.02	$10.16

Total return(b)	(1.38)%		4.98%	(3.70)%	0.23%	(1.02)%	(2.87)%

Net assets, end of period (in 000s)	$5,889		$7,646	$12,333	$29,758	$49,334	$79,891

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.87	%(c)	2.87%	3.07%	3.26%	3.40%	3.64	%(c)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.82	%(c)	2.82%	2.99%	3.13%	3.16%	3.31	%(c)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	5.31	%(c)	4.27%	3.65%	3.54%	3.60%	3.72	%(c)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	5.25	%(c)	4.21%	3.57%	3.41%	3.36%	3.38	%(c)

Ratio of net investment loss to average net assets	(0.73	)%(c)	(0.36)%	(1.23)%	(1.07)%	(0.35)%	(1.04	)%(c)

Portfolio turnover rate(d)	129%		202%	232%	112%	73%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Institutional Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended January 1– October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.62		$10.00	$10.28	$10.33	$10.40	$10.61

Net investment income (loss)(a)	0.02		0.07	(0.01)	— (b)	0.08	0.01

Net realized and unrealized gain (loss)	(0.11)		0.55	(0.27)	0.15	(0.07)	(0.22)

Total from investment operations	(0.09)		0.62	(0.28)	0.15	0.01	(0.21)

Distributions to shareholders from net investment income	(0.11)		—	—	(0.20)	(0.03)	—

Distributions to shareholders from net realized gains	—		—	—	—	(0.05)	—

Total distributions	(0.11)		—	—	(0.20)	(0.08)	—

Net asset value, end of period	$10.42		$10.62	$10.00	$10.28	$10.33	$10.40

Total return(c)	(0.85)%		6.20%	(2.72)%	1.47%	0.13%	(1.98)%

Net assets, end of period (in 000s)	$98,455		$158,958	$361,962	$807,918	$903,812	$1,236,592

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.80	%(d)	1.80%	1.97%	2.11%	2.25%	2.49	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.75	%(d)	1.74%	1.89%	1.98%	2.01%	2.16	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.11	%(d)	3.03%	2.51%	2.40%	2.45%	2.57	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.05	%(d)	2.98%	2.43%	2.28%	2.21%	2.24	%(d)

Ratio of net investment income (loss) to average net assets	0.31	%(d)	0.71%	(0.12)%	0.02%	0.81%	0.11	%(d)

Portfolio turnover rate(e)	129%		202%	232%	112%	73%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Investor Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended January 1– October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.56		$9.95	$10.24	$10.30	$10.37	$10.60

Net investment income (loss)(a)	0.01		0.07	(0.03)	(0.01)	0.07	—	(b)

Net realized and unrealized gain (loss)	(0.10)		0.54	(0.26)	0.14	(0.07)	(0.23)

Total from investment operations	(0.09)		0.61	(0.29)	0.13	—	(0.23)

Distributions to shareholders from net investment income	(0.10)		—	—	(0.19)	(0.02)	—

Distributions to shareholders from net realized gains	—		—	—	—	(0.05)	—

Total distributions	(0.10)		—	—	(0.19)	(0.07)	—

Net asset value, end of period	$10.37		$10.56	$9.95	$10.24	$10.30	$10.37

Total return(c)	(0.84)%		6.02%	(2.73)%	1.23%	(0.06)%	(2.08)%

Net assets, end of period (in 000s)	$11,059		$12,457	$30,347	$95,628	$108,924	$119,570

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.87	%(d)	1.87%	2.09%	2.26%	2.39%	2.64	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.82	%(d)	1.82%	2.01%	2.13%	2.16%	2.31	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.32	%(d)	3.23%	2.64%	2.54%	2.61%	2.72	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.26	%(d)	3.18%	2.56%	2.42%	2.38%	2.38	%(d)

Ratio of net investment income (loss) to average net assets	0.26	%(d)	0.63%	(0.26)%	(0.13)%	0.70%	(0.02	)%(d)

Portfolio turnover rate(e)	129%		202%	232%	112%	73%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class P Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.62		$10.00	$10.21

Net investment income(b)	0.02		0.08	0.02

Net realized and unrealized gain (loss)	(0.11)		0.54	(0.23)

Total from investment operations	(0.09)		0.62	(0.21)

Distributions to shareholders from net investment income	(0.11)		—	—

Net asset value, end of period	$10.42		$10.62	$10.00

Total return(c)	(0.82)%		6.20%	(2.06)%

Net assets, end of period (in 000s)	$61,777		$73,641	$108,718

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.80	%(d)	1.79%	1.83	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.74	%(d)	1.73%	1.74	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.18	%(d)	3.13%	2.68	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.12	%(d)	3.08%	2.58	%(d)

Ratio of net investment income to average net assets	0.34	%(d)	0.73%	0.45	%(d)

Portfolio turnover rate(e)	129%		202%	232%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class R Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended January 1– October 31, 2015
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.37		$9.82	$10.15	$10.18	$10.29	$10.56

Net investment income (loss)(a)	(0.01)		0.02	(0.09)	(0.06)	0.01	(0.04)

Net realized and unrealized gain (loss)	(0.11)		0.53	(0.24)	0.14	(0.05)	(0.23)

Total from investment operations	(0.12)		0.55	(0.33)	0.08	(0.04)	(0.27)

Distributions to shareholders from net investment income	(0.06)		—	—	(0.11)	(0.02)	—

Distributions to shareholders from net realized gains	—		—	—	—	(0.05)	—

Total distributions	(0.06)		—	—	(0.11)	(0.07)	—

Net asset value, end of period	$10.19		$10.37	$9.82	$10.15	$10.18	$10.29

Total return(b)	(1.11)%		5.60%	(3.25)%	0.73%	(0.40)%	(2.56)%

Net assets, end of period (in 000s)	$27		$27	$25	$120	$119	$87

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	2.39	%(c)	2.38%	2.61%	2.76%	2.91%	3.14	%(c)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	2.32	%(c)	2.32%	2.53%	2.63%	2.66%	2.81	%(c)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.84	%(c)	3.86%	3.12%	3.07%	3.11%	3.24	%(c)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.78	%(c)	3.81%	3.04%	2.94%	2.85%	2.90	%(c)

Ratio of net investment income (loss) to average net assets	(0.24	)%(c)	0.15%	(0.91)%	(0.63)%	0.07%	(0.49	)%(c)

Portfolio turnover rate(d)	129%		202%	232%	112%	73%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Alternatives Fund
	Class R6 Shares
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.63		$10.01	$10.22

Net investment income(b)	0.02		0.08	0.01

Net realized and unrealized gain (loss)	(0.11)		0.54	(0.22)

Total from investment operations	(0.09)		0.62	(0.21)

Distributions to shareholders from net investment income	(0.11)		—	—

Net asset value, end of period	$10.43		$10.63	$10.01

Total return(c)	(0.82)%		6.19%	(2.05)%

Net assets, end of period (in 000s)	$10		$10	$10

Ratio of net expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	1.82	%(d)	1.79%	1.90	%(d)

Ratio of net expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	1.75	%(d)	1.74%	1.81	%(d)

Ratio of total expenses to average net assets (including dividend and interest payments and other expenses relating to securities sold short)	4.21	%(d)	3.23%	2.63	%(d)

Ratio of total expenses to average net assets (excluding dividend and interest payments and other expenses relating to securities sold short)	4.15	%(d)	3.18%	2.54	%(d)

Ratio of net investment income to average net assets	0.33	%(d)	0.75%	0.13	%(d)

Portfolio turnover rate(e)	129%		202%	232%

(a)	Commenced operations on February 28, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”). The Fund is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class P, Class R, Class R6 Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. As of April 30, 2020, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Fund with Algert Global LLC (“Algert”), Ares Capital Management II LLC (“Ares”), Artisan Partners Limited Partnership (“Artisan Partners”), Bardin Hill Arbitrage IC Management LP (“Bardin Hill”), Brigade Capital Management, LP (“Brigade”), Crabel Capital Management, LLC (“Crabel”), First Pacific Advisors, LP (“FPA”), GQG Partners LLC (“GQG Partners”), Marathon Asset Management, L.P. (“Marathon”), River Canyon Fund Management LLC (“River Canyon”), Russell Investments Commodity Advisor, LLC (“RICA”), Sirios Capital Management L.P. (“Sirios”) and Wellington Management Company LLP (“Wellington”) (the “Underlying Managers”). Crabel also serves as an Underlying Manager for a Subsidiary (as defined below). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Underlying Managers.

As of April 30, 2020, GSAM no longer had a sub-advisory agreement for the Fund with Emso Asset Management Limited.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, Ltd. (a “Subsidiary”), a Cayman Islands exempted company and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of April 30, 2020, the Fund’s net assets were $185,545,524 of which, $ 5,279,627, or 2.8%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G.  Commission Recapture — GSAM, on behalf of the Fund, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Fund as cash payments and are included in net realized gain (loss) from investments on the Consolidated Statement of Operations.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Consolidated Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments —To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Corporate Obligations	$—	$3,113,679	$1,119

Mortgage-Backed Obligations	—	7,123,506	—

Asset-Backed Securities	—	15,595,102	—

Foreign Debt Obligations	—	12,338,019	—

Common Stock and/or Other Equity Investments(a)

Asia	3,082,911	3,976,079	—

Australia and Oceania	362,447	478,983	—

Europe	6,944,525	16,148,111	—

North America	40,742,128	—	—

South America	292,543	—	—

Exchange Traded Funds	7,465,375	—	—

Investment Company	60,766,972	—	—

Rights	—	94,629	—

Short-term Investments	10,458,061	—	—

Total	$130,114,962	$58,868,108	$1,119

Liabilities

Common Stock and/or Other Equity Investments(a)

North America	$(1,281,138)	$—	$—

Europe	(388,853)	(932,131)	—

Total	$(1,669,991)	$(932,131)	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$422,784	$—

Futures Contracts(b)	1,123,541	—	—

Total Return Swap Contracts(b)	—	2,130,999	—

Purchased option contracts	79,838	—	—

Total	$1,203,379	$2,553,783	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(440,506)	$—

Futures Contracts(b)	(2,565,758)	—	—

Total Return Swap Contracts(b)	—	(2,067,387)	—

Written option contracts	(48,187)	—	—

Total	$(2,613,945)	$(2,507,893)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30. 2020. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$96,973	(a)	Variation margin on futures contracts	$(8,847)	(a)
Equity	Unrealized gain on swap contracts; Variation margin on futures contracts; and Purchased options, at value	2,279,140	(a)	Unrealized loss on swap contracts; Variation margin on futures contracts; and Written option contracts	(3,672,267)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; and Variation margin on futures contracts	427,825	(a)	Payable for unrealized loss on forward foreign currency exchange contracts; and Variation margin on futures contracts	(442,960)	(a)
Commodity	Variation margin on futures contracts	851,739	(a)	Variation margin on futures contracts	(896,279)	(a)
Total		$3,655,677			$(5,020,353)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Aggregate of amounts include $2,067,387, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from swap contracts and futures contracts/Net change in unrealized gain (loss) on swap contracts and futures contracts	$(2,050,955)	$(73,534)	271
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(29,224)	3,218	4
Currency	Net realized gain (loss) from forward foreign currency exchange Contracts and futures contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and futures contracts	(825,093)	126,373	228
Equity	Net realized gain (loss) from purchased options, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on purchase options, futures contracts, swaps contracts and written options	5,116,615	(1,530,031)	1,097
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(25,493)	(5,320)	725
Total		$2,185,850	$(1,479,294)	2,325

(a)	Average number of contracts is based on the average of month end balances for the period ended April 30, 2020.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Underlying Managers believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2020:

	Derivative Assets(1)			Derivative Liabilities(2)
Counterparty	Forward Currency Contracts	Swaps	Total	Forward Currency Contracts	Swaps	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Deutsche Bank AG (London)	$416,545	$—	$416,545	$(439,180)	$—	$(439,180)	$(22,635)	$22,635	$—
JPMorgan Securities, Inc.	6,239	990,160	996,399	(1,326)	(857,156)	(858,482)	137,917	—	137,917
MS & Co. Int. PLC	—	1,140,839	1,140,839	—	(1,210,231)	(1,210,231)	(69,392)	69,392	—

Total	$422,784	$2,130,999	$2,553,783	$(440,506)	$(2,067,387)	$(2,507,893)	$45,890	$92,027	$137,917

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2020, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate					Effective Net Management Fee Rate*^(a)
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Fee Rate
1.90%	1.80%	1.71%	1.68%	1.90%	1.51%

*	GSAM has agreed to waive a portion of its management fee in order to achieve a net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund as defined in the Fund’s most recent prospectus. This arrangement will be effective through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreements as defined below after waivers.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended April 30, 2020, GSAM waived $67,635 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended April 30, 2020, GSAM waived $372,107 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2020, Goldman Sachs retained $0 and $0, respectively.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service Plan — The Trust, on behalf of the Fund has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class P and Class R6 Shares.

Goldman Sachs has agreed to waive a portion of the transfer agency fees equal to 0.06% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund through at least February 28, 2021 (the “TA Fee Waiver”). Prior to such date, Goldman Sachs may not terminate the arrangement without approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, dividend and interest payments on securities sold short, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the average daily net assets of the Fund and limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest payments on securities sold short, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares to (after the application of the TA Fee Waiver described above) 2.12%, 2.87%, 1.80%, 1.87%, 1.79%, 2.37%, and 1.79%, respectively. These Other Expense limitations will remain in place through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Annual Operating Expense Reductions
$439,742	$8,631	$2,162,410	$2,610,783

G.  Line of Credit Facility — As of April 30, 2020, the Fund participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Fund did not have any borrowings under the facility. Prior to April 28, 2020, the facility was $580,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2020, Goldman Sachs earned $8,702, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Fund.

As of April 30, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R and Class R6 Shares of the Fund.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transaction in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2020:

Underlying Fund	Beginning Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income
Goldman Sachs Financial Square Government Fund – Institutional Shares	$100,493,289	$333,884,736	$(373,611,053)	$60,766,972	60,766,972	$551,867

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were $160,666,810 and $169,370,759, respectively. In these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amounts of $0 and $1,361,050, respectively.

The following table sets forth the Fund’s net exposure for short securities that are subject to enforceable master netting arrangements or similar agreements as of April 30, 2020:

Counterparty	Securities Sold Short(1)	Collateral Pledged	Net Amount(2)
State Street Bank & Trust	$(2,602,122)	$2,602,122	$—

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2019, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Short-Term	$(57,221,512)
Perpetual Long-Term	(3,605,611)
Total Capital loss carryforwards	$(60,827,123)
Timing differences (Straddle Loss Deferral)	$(1,390,785)

As of April 30, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$185,391,816
Gross unrealized gain	10,980,046
Gross unrealized loss	(7,387,673)
Net unrealized gain	$3,592,373

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of underlying fund investments, passive foreign investment company investments, swap transactions, foreign currency transactions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

8. OTHER RISKS (continued)

could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/ or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the period ended April 30, 2020. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Fund.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. GSAM expects that the adoption of this guidance will not have a material impact on the Fund’s financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Alternatives Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	90,008	$928,872	322,978	$3,321,374
Reinvestment of distributions	5,757	60,446	—	—
Shares redeemed	(388,770)	(4,016,555)	(1,156,192)	(11,773,524)
	(293,005)	(3,027,237)	(833,214)	(8,452,150)
Class C Shares
Shares sold	9,059	92,844	81,656	788,264
Shares redeemed	(174,579)	(1,748,475)	(606,788)	(5,938,672)
	(165,520)	(1,655,631)	(525,132)	(5,150,408)
Institutional Shares
Shares sold	3,721,638	38,088,629	5,084,316	51,745,429
Reinvestment of distributions	147,670	1,563,829	—	—
Shares redeemed	(9,384,359)	(98,781,761)	(26,305,071)	(270,636,930)
	(5,515,051)	(59,129,303)	(21,220,755)	(218,891,501)
Investor Shares
Shares sold	46,515	489,436	331,338	3,400,610
Reinvestment of distributions	11,177	117,806	—	—
Shares redeemed	(170,115)	(1,798,744)	(2,200,818)	(22,172,449)
	(112,423)	(1,191,502)	(1,869,480)	(18,771,839)
Class P Shares
Shares sold	510,985	5,408,142	307,174	3,192,060
Reinvestment of distributions	74,633	790,366	—	—
Shares redeemed	(1,587,423)	(16,562,930)	(4,244,846)	(43,314,898)
	(1,001,805)	(10,364,422)	(3,937,672)	(40,122,838)
Class R Shares
Reinvestment of distributions	14	143	—	—
	14	143	—	—
Class R6 Shares
Reinvestment of distributions	11	112	—	—
	11	112	—	—

NET DECREASE	(7,087,779)	$(75,367,840)	(28,386,253)	$(291,388,736)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 4 - 5, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Fund Expenses — Six Month Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class P, Class R or Class R6 Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class P, Class R or Class R6 Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Alternatives Fund
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*
Class A
Actual	$1,000.00	$989.70		$10.49
Hypothetical 5% return	1,000.00	1,014.27	+	10.67
Class C
Actual	1,000.00	986.20		14.22
Hypothetical 5% return	1,000.00	1,010.54	+	14.40
Institutional
Actual	1,000.00	991.50		8.91
Hypothetical 5% return	1,000.00	1,015.91	+	9.02
Investor
Actual	1,000.00	991.60		9.31
Hypothetical 5% return	1,000.00	1,015.51	+	9.42
Class P
Actual	1,000.00	991.80		8.91
Hypothetical 5% return	1,000.00	1,015.91	+	9.02
Class R
Actual	1,000.00	988.90		11.82
Hypothetical 5% return	1,000.00	1,012.98	+	11.96
Class R6
Actual	1,000.00	991.80		9.01
Hypothetical 5% return	1,000.00	1,015.81	+	9.12

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
Multi-Manager Alternatives Fund	2.07%	2.82%	1.75%	1.82%	1.74%	2.32%	1.75%

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement Regarding Basis for Approval of Sub-Advisory Agreements (Unaudited)

Background

The Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on February 4-5 2020, the Trustees, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Marathon Asset Management, L.P. (the “Sub-Adviser”) on behalf of the Fund. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel. In addition, the Trustees received information prepared by the Sub-Adviser in a written response to a formal request from the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied on the information provided by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information about the Sub-Adviser’s (a) personnel and their compensation structure; (b) track record in managing other funds and accounts with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, the Trustees considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees considered that the Sub-Adviser currently manages other assets for the Investment Adviser’s clients and had been engaged to manage a portion of the assets of the Goldman Sachs Multi-Manager Non-Core Fixed Income Fund. They noted that, because the Sub-Adviser had not previously provided services to the Fund, there was no performance information to evaluate with respect to the Fund.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule. They noted that the compensation paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees reviewed the anticipated blended average of all sub-advisory fees to be paid by the Investment Adviser with respect to the Fund and how it would change upon hiring the Sub-Adviser. They considered this information in light of the overall management fee expected to be retained by the Investment Adviser.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved for a period of two years from its effective date.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Past correlations are not indicative of future correlations, which may vary.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 207070-OTU-1215141 MMALTSAR 20

Goldman Sachs Funds

Semi-Annual Report	April 30, 2020

Strategic Multi-Asset Class Funds
Multi-Manager Global Equity
Multi-Manager Non-Core Fixed Income
Multi-Manager Real Assets Strategy

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Strategic

Multi-Asset Class Funds

∎	MULTI-MANAGER GLOBAL EQUITY

∎	MULTI-MANAGER NON-CORE FIXED INCOME

∎	MULTI-MANAGER REAL ASSETS STRATEGY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended April 30, 2020, we want to describe some more recent events through the end of May.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

On May 29, 2020, Kent Clark retired from Goldman Sachs and no longer serves as a portfolio manager for the Goldman Sachs Multi-Manager Global Equity Fund, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund and Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Funds”). Neill Nuttall, Kate El-Hillow and Betsy Gorton continue to serve as portfolio managers for the Funds. Yvonne Woo continues to serve as portfolio manager for the Goldman Sachs Multi-Manager Real Assets Strategy Fund.

i

FUND BASICS

Multi-Manager Global Equity Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)[2]
Class R6 Shares	-9.74%	-8.19%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD) is a custom index that comprises the MSCI ACWI IMI (which covers 8,664 securities and includes large, mid, small and micro cap size segments for all developed markets countries in the index together with large, mid and small cap size segments for the emerging markets countries) and a currency hedge on 50% of the non-U.S. developed markets exposures back to U.S. dollars. As of April 30, 2020, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 26 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Index figures do not reflect any deductions for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20‡*

Holding	% of Net Assets	Line of Business

Vanguard FTSE Emerging Markets ETF	4.8%	Exchange Traded Funds
Microsoft Corp.	2.0	Software
Amazon.com, Inc.	1.3	Internet & Direct Marketing Retail
Facebook, Inc. Class A	1.2	Interactive Media & Services
Apple, Inc.	1.0	Technology Hardware, Storage & Peripherals
Mastercard, Inc. Class A	1.0	IT Services
UnitedHealth Group, Inc.	0.7	Health Care Providers & Services
Electronic Arts, Inc.	0.7	Entertainment
The Sherwin-Williams Co.	0.6	Chemicals
Nestle SA	0.6	Food Products

‡	The top 10 holdings may not be representative of the Fund’s future investments.

*	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 10.8% of the Fund’s net assets as of 4/30/20.

1

FUND BASICS

FUND COMPOSITION†

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. Underlying compositions of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Multi-Manager Non-Core Fixed Income Fund

as of April 30, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Multi- Manager Non-Core Fixed Income Composite Dynamic Index[2]	Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged)	Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)	J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged)	J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Class R6 Shares	-8.49%	-8.17%	-7.04%	-7.50%	-10.08%	-9.91%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Multi-Manager Non-Core Fixed Income Composite Dynamic Index, which is comprised of the Bloomberg Barclays Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan Government Bond Index — Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged). The index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/20‡

Holding	% of Net Assets	Line of Business

Brazil Notas do Tesouro Nacional	1.0%	Foreign Debt Obligations
Thailand Government Bond	0.6	Foreign Debt Obligations
Republic of Pakistan	0.5	Foreign Debt Obligations
Republic of Colombia	0.5	Foreign Debt Obligations
United Mexican States	0.5	Foreign Debt Obligations
Mineral Resources Ltd.	0.5	Corporate Obligations
Intelsat Jackson Holdings SA	0.5	Bank Loans
Indonesia Treasury Bond	0.5	Foreign Debt Obligations
United Mexican States	0.5	Foreign Debt Obligations
iHeartCommunications, Inc.	0.5	Bank Loans

‡	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 7.4% of the Fund’s net assets as of 04/30/20. The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND COMPOSITION†

†	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Multi-Manager Real Assets Strategy Fund

as of April 20, 2020

PERFORMANCE REVIEW

November 1, 2019–April 30, 2020	Fund Total Return (based on NAV)[1]	Multi-Manager Real Assets Strategy Composite Dynamic Index[2]	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Class R6 Shares	-15.13%	-18.91%	-11.17%	-23.99%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Multi-Manager Real Assets Strategy Composite Dynamic Index is comprised of the FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged) and the Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged). The constituent indexes of the Multi-Manager Real Assets Strategy Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year. The index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN EQUITY HOLDINGS AS OF 4/30/20‡

Holding	% of Net Assets	Line of Business

American Tower Corp.	4.0%	Equity Real Estate Investment Trusts (REITs)
Prologis, Inc.	3.7	Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp.	2.8	Equity Real Estate Investment Trusts (REITs)
Enbridge, Inc.	2.6	Oil, Gas & Consumable Fuels
Crown Castle International Corp.	2.4	Equity Real Estate Investment Trusts (REITs)
Invitation Homes, Inc.	2.2	Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	2.0	Equity Real Estate Investment Trusts (REITs)
TC Energy Corp.	1.9	Oil, Gas & Consumable Fuels
Vonovia SE	1.9	Real Estate Management & Development
Equity LifeStyle Properties, Inc.	1.8	Equity Real Estate Investment Trusts (REITs)

‡	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 3.2% of the Fund’s net assets as of 04/30/20. The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS†

†	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 82.6%
Argentina – 0.0%
2,339	Banco Macro SA ADR (Banks)	$38,149
14,006	Grupo Financiero Galicia SA ADR (Banks)	99,723

		137,872

Australia – 0.8%
1,096	AGL Energy Ltd. (Multi-Utilities)	12,029
1,395	ALS Ltd. (Professional Services)	6,092
695	Ansell Ltd. (Health Care Equipment & Supplies)	12,817
2,731	APA Group (Gas Utilities)	19,297
7,132	Appen Ltd. (IT Services)	117,845
178	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	2,919
118	ASX Ltd. (Capital Markets)	6,222
4,702	Aurizon Holdings Ltd. (Road & Rail)	14,284
10,522	AusNet Services (Electric Utilities)	12,833
438	Bank of Queensland Ltd. (Banks)	1,477
80,803	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	78,763
387	Bendigo & Adelaide Bank Ltd. (Banks)	1,637
296	BHP Group Ltd. (Metals & Mining)	6,043
776	BlueScope Steel Ltd. (Metals & Mining)	5,065
1,440	Boral Ltd. (Construction Materials)	2,799
1,788	Brambles Ltd. (Commercial Services & Supplies)	12,780
4,265	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	68,666
26,050	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	128,727
264	CIMIC Group Ltd. (Construction & Engineering)	4,202
2,039	Coca-Cola Amatil Ltd. (Beverages)	11,352
27	Cochlear Ltd. (Health Care Equipment & Supplies)	3,210
5,805	Coles Group Ltd. (Food & Staples Retailing)	58,211
381	Computershare Ltd. (IT Services)	2,998
1,729	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	11,068
6,725	CSL Ltd. (Biotechnology)	1,340,476
6,126	Dexus (Equity Real Estate Investment Trusts (REITs))	36,366
26,593	Downer EDI Ltd. (Commercial Services & Supplies)	71,538
2,037	Fortescue Metals Group Ltd. (Metals & Mining)	15,567
6,217	Goodman Group (Equity Real Estate Investment Trusts (REITs))	52,952
22,216	IGO Ltd. (Metals & Mining)	67,396
6,261	Incitec Pivot Ltd. (Chemicals)	9,683
900	JB Hi-Fi Ltd. (Specialty Retail)	20,347
654	LendLease Group (Real Estate Management & Development)	5,210
62	Macquarie Group Ltd. (Capital Markets)	4,107

Common Stocks – (continued)
Australia – (continued)
263	Magellan Financial Group Ltd. (Capital Markets)	8,615
2,223	Medibank Pvt. Ltd. (Insurance)	3,894
10,340	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	15,025
408	National Australia Bank Ltd. (Banks)	4,471
618	Newcrest Mining Ltd. (Metals & Mining)	11,200
92,171	Nine Entertainment Co. Holdings Ltd. (Media)	84,786
19,340	Northern Star Resources Ltd. (Metals & Mining)	156,172
60,131	NRW Holdings Ltd. (Construction & Engineering)	65,781
1,156	Orica Ltd. (Chemicals)	13,397
1,057	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	3,802
3,119	Orora Ltd. (Containers & Packaging)	5,183
18,707	OZ Minerals Ltd. (Metals & Mining)	107,831
1,272	QBE Insurance Group Ltd. (Insurance)	6,888
3,560	Qube Holdings Ltd. (Transportation Infrastructure)	5,441
128	Ramsay Health Care Ltd. (Health Care Providers & Services)	5,198
100	Rio Tinto Ltd. (Metals & Mining)	5,636
2,699	Santos Ltd. (Oil, Gas & Consumable Fuels)	8,582
64,014	Saracen Mineral Holdings Ltd.* (Metals & Mining)	175,564
3,173	Scentre Group (Equity Real Estate Investment Trusts (REITs))	4,767
327	SEEK Ltd. (Interactive Media & Services)	3,651
10,230	Seven Network Ltd. (Trading Companies & Distributors)	100,596
2,887	Shopping Centres Australasia Property Group (Equity Real Estate Investment Trusts (REITs))	4,185
466	Sonic Healthcare Ltd. (Health Care Providers & Services)	8,230
2,731	South32 Ltd. (Metals & Mining)	3,435
9,951	Spark Infrastructure Group (Electric Utilities)	12,222
942	Suncorp Group Ltd. (Insurance)	5,600
26,293	Super Retail Group Ltd. (Specialty Retail)	107,269
2,541	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	5,298
5,252	Telstra Corp. Ltd. (Diversified Telecommunication Services)	10,332
13,876	The GPT Group (Equity Real Estate Investment Trusts (REITs))	38,135
3,402	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	6,669
831	Transurban Group (Transportation Infrastructure)	7,408
461	Treasury Wine Estates Ltd. (Beverages)	3,032

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
6,209	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	$5,944
8,498	Wesfarmers Ltd. (Multiline Retail)	206,412
441	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	6,315
3,159	Woolworths Group Ltd. (Food & Staples Retailing)	73,105
505	Worley Ltd. (Energy Equipment & Services)	2,927

		3,527,976

Austria – 0.1%
335	ANDRITZ AG (Machinery)	11,007
3,514	BAWAG Group AG(a) (Banks)	119,433
2,672	CA Immobilien Anlagen AG (Real Estate Management & Development)	84,829
4,296	IMMOFINANZ AG* (Real Estate Management & Development)	79,329
564	OMV AG (Oil, Gas & Consumable Fuels)	18,416
569	Raiffeisen Bank International AG (Banks)	9,821
5,884	S&T AG (IT Services)	129,590
715	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	14,291
457	voestalpine AG (Metals & Mining)	9,472

		476,188

Belgium – 0.2%
76	Ackermans & van Haaren NV (Diversified Financial Services)	10,073
589	Ageas (Insurance)	21,230
714	Cofinimmo SA (Equity Real Estate Investment Trusts (REITs))	99,262
137	Colruyt SA (Food & Staples Retailing)	8,211
140	Elia Group SA NV (Electric Utilities)	16,098
64	Galapagos NV* (Biotechnology)	14,139
151	Groupe Bruxelles Lambert SA (Diversified Financial Services)	12,079
11,892	KBC Group NV (Banks)	645,033
6,573	Proximus SADP (Diversified Telecommunication Services)	140,290
266	Sofina SA (Diversified Financial Services)	62,647
124	Solvay SA (Chemicals)	9,685
421	UCB SA (Pharmaceuticals)	38,580

		1,077,327

Brazil – 0.3%
12,300	Aliansce Sonae Shopping Centers SA (Real Estate Management & Development)	63,130
400	Ambev SA (Beverages)	834
59,356	Ambev SA ADR (Beverages)	127,615
400	B3 SA – Brasil Bolsa Balcao (Capital Markets)	2,826

Common Stocks – (continued)
Brazil – (continued)
24,624	Banco do Brasil SA (Banks)	129,054
21,564	BR Malls Participacoes SA (Real Estate Management & Development)	39,814
700	Centrais Eletricas Brasileiras SA (Electric Utilities)	3,122
300	Cia Brasileira de Distribuicao (Food & Staples Retailing)	3,653
300	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	2,211
1,500	Cia Siderurgica Nacional SA (Metals & Mining)	2,472
7,929	Cosan SA (Oil, Gas & Consumable Fuels)	87,982
600	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	4,316
985	Equatorial Energia SA (Electric Utilities)	3,320
700	Hypera SA (Pharmaceuticals)	3,743
700	IRB Brasil Resseguros S/A (Insurance)	1,316
51,589	JBS SA (Food Products)	226,168
670	Lojas Renner SA (Multiline Retail)	4,730
564	Magazine Luiza SA (Multiline Retail)	5,155
18,700	Marfrig Global Foods SA* (Food Products)	44,154
600	Natura & Co. Holding SA (Personal Products)	3,919
200	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	2,016
8,974	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Providers & Services)	42,775
2,500	Raia Drogasil SA (Food & Staples Retailing)	48,171
64,012	TIM Participacoes SA (Wireless Telecommunication Services)	150,204
21,105	Vale SA (Metals & Mining)	174,106
27,194	WEG SA (Electrical Equipment)	199,733
700	YDUQS Part (Diversified Consumer Services)	3,907

		1,380,446

Cambodia – 0.0%
54,000	NagaCorp Ltd. (Hotels, Restaurants & Leisure)	63,733

Canada – 2.3%
562	Agnico Eagle Mines Ltd. (Metals & Mining)	32,837
2,999	Air Canada* (Airlines)	43,608
19,500	Alacer Gold Corp.* (Metals & Mining)	100,025
2,352	Algonquin Power & Utilities Corp. (Multi-Utilities)	32,612
316	Alimentation Couche-Tard, Inc. Class B (Food & Staples Retailing)	8,817

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
3,550	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$113,645
793	AltaGas Ltd. (Gas Utilities)	9,480
6,300	ATS Automation Tooling Systems, Inc.* (Machinery)	93,462
120	Bank of Montreal (Banks)	6,101
1,305	Barrick Gold Corp. (Metals & Mining)	33,592
4,468	BCE, Inc. (Diversified Telecommunication Services)	180,684
76	Brookfield Asset Management, Inc. Class A (Capital Markets)	2,568
4,465	CAE, Inc. (Aerospace & Defense)	73,778
1,677	Cameco Corp. (Oil, Gas & Consumable Fuels)	16,674
3,656	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	125,811
5,617	Canadian Imperial Bank of Commerce (Banks)	332,835
10,168	Canadian National Railway Co. (Road & Rail)	842,615
146	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	2,445
3,844	Canadian Pacific Railway Ltd. (Road & Rail)	873,855
91	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	6,385
5,800	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	112,254
887	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	3,218
330	CGI, Inc.* (IT Services)	21,045
337	CI Financial Corp. (Capital Markets)	3,581
9	Constellation Software, Inc. (Software)	8,655
188	Dollarama, Inc. (Multiline Retail)	5,897
770	Emera, Inc. (Electric Utilities)	30,652
5,364	Empire Co. Ltd. Class A (Food & Staples Retailing)	118,421
506	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	15,504
11	Fairfax Financial Holdings Ltd. (Insurance)	2,983
922	Finning International, Inc. (Trading Companies & Distributors)	11,704
968	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	9,979
480	First Quantum Minerals Ltd. (Metals & Mining)	2,931
850	Fortis, Inc. (Electric Utilities)	32,939
1,400	George Weston Ltd. (Food & Staples Retailing)	99,311
328	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4,576

Common Stocks – (continued)
Canada – (continued)
2,550	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	116,513
1,413	Great-West Lifeco, Inc. (Insurance)	23,267
1,380	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	9,775
1,294	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	4,155
2,723	Hydro One Ltd.(a) (Electric Utilities)	49,376
157	iA Financial Corp., Inc. (Insurance)	5,097
832	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	13,443
26	Intact Financial Corp. (Insurance)	2,474
249	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	2,082
14,100	Interfor Corp.* (Paper & Forest Products)	83,165
15,170	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	24,321
5,700	Keyera Corp. (Oil, Gas & Consumable Fuels)	84,561
1,230	Kinaxis, Inc.* (Software)	123,641
6,506	Kinross Gold Corp.* (Metals & Mining)	42,954
795	Loblaw Cos. Ltd. (Food & Staples Retailing)	39,123
30,471	Lundin Mining Corp. (Metals & Mining)	149,296
2,089	Magna International, Inc. (Auto Components)	81,402
18,584	Manulife Financial Corp. (Insurance)	234,044
118	Methanex Corp. (Chemicals)	1,876
712	Metro, Inc. (Food & Staples Retailing)	29,294
153	National Bank of Canada (Banks)	6,171
4,500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	96,566
2,730	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	237,210
140	Nutrien Ltd. (Chemicals)	5,000
248	Onex Corp. (Diversified Financial Services)	11,431
443	Open Text Corp. (Software)	16,740
8,900	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	97,571
468	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels)	11,072
115	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,637
11,228	Power Corp. of Canada (Insurance)	179,558
532	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	3,891
194	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	9,463
1,014	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	11,583

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
8,971	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	$386,560
320	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	13,403
223	Royal Bank of Canada (Banks)	13,719
243	Saputo, Inc. (Food Products)	6,110
1,069	Shaw Communications, Inc. Class B (Media)	17,441
1,740	Shopify, Inc. Class A* (IT Services)	1,100,185
9,539	SSR Mining, Inc.* (Metals & Mining)	167,144
5,250	Stantec, Inc. (Professional Services)	154,752
55	Sun Life Financial, Inc. (Insurance)	1,885
21,664	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	386,293
1,112	TC Energy Corp. (Oil, Gas & Consumable Fuels)	51,176
170	Teck Resources Ltd. Class B (Metals & Mining)	1,499
2,591	TELUS Corp. (Diversified Telecommunication Services)	42,347
4,430	TFI International, Inc. (Road & Rail)	122,848
84	The Bank of Nova Scotia (Banks)	3,367
6,559	The Descartes Systems Group, Inc.* (Software)	275,844
4,900	The Stars Group, Inc.* (Hotels, Restaurants & Leisure)	136,691
209	The Toronto-Dominion Bank (Banks)	8,733
3,670	Thomson Reuters Corp. (Professional Services)	258,570
89	TMX Group Ltd. (Capital Markets)	7,710
14,000	TORC Oil & Gas Ltd. (Oil, Gas & Consumable Fuels)	11,265
2,426	Toromont Industries Ltd. (Trading Companies & Distributors)	113,984
768	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	7,614
504	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	2,480
125	Waste Connections, Inc. (Commercial Services & Supplies)	10,755
12,200	Wesdome Gold Mines Ltd.* (Metals & Mining)	93,431
2,002	West Fraser Timber Co. Ltd. (Paper & Forest Products)	55,719
52,265	Wheaton Precious Metals Corp. (Metals & Mining)	1,973,643
344	WSP Global, Inc. (Construction & Engineering)	23,085

		10,672,484

Chile – 0.1%
8,159	Aguas Andinas SA Class A (Water Utilities)	2,736
1,906	Banco de Chile (Banks)	168

Common Stocks – (continued)
Chile – (continued)
2,725	Cencosud SA (Food & Staples Retailing)	3,296
670	Cia Cervecerias Unidas SA (Beverages)	4,815
3,212	Empresas CMPC SA (Paper & Forest Products)	6,925
506	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	3,162
2,093,720	Enel Americas SA (Electric Utilities)	343,562
55,314	Enel Chile SA (Electric Utilities)	4,504
904,523	Itau CorpBanca (Banks)	2,560
250	Latam Airlines Group SA (Airlines)	945
1,091	Parque Arauco SA (Real Estate Management & Development)	1,831

		374,504

China – 3.4%
299	58.Com, Inc. ADR* (Interactive Media & Services)	15,533
21,500	A-Living Services Co Ltd.(a) (Commercial Services & Supplies)	118,850
1,352,224	Agricultural Bank of China Ltd. Class H (Banks)	562,501
9,102	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	1,844,702
54,489	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	429,666
44,535	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	379,261
181	Autohome, Inc. ADR (Interactive Media & Services)	14,869
12,490	Baidu, Inc. ADR* (Interactive Media & Services)	1,260,616
1,742,037	Bank of China Ltd. Class H (Banks)	663,198
231,363	Bank of Communications Co. Ltd. Class H (Banks)	146,616
320,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	214,406
7,400	Beijing Chunlizhengda Medical Instruments Co. Ltd. (Health Care Equipment & Supplies)	41,145
59,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	14,841
399,011	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	77,335
19,000	China CITIC Bank Corp. Ltd. Series H (Banks)	9,282
15,541	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	10,446
6,000	China Conch Venture Holdings Ltd. (Machinery)	28,688
63,515	China Construction Bank Corp. Class H (Banks)	50,981

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
262,709	China Everbright Bank Co. Ltd. Class H (Banks)	$111,481
183,662	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	93,264
178,425	China Huarong Asset Management Co. Ltd. Class H(a) (Capital Markets)	19,886
34,000	China Lesso Group Holdings Ltd. (Building Products)	48,721
121,033	China Life Insurance Co. Ltd. Class H (Insurance)	258,127
15,400	China Literature Ltd.*(a) (Media)	68,744
120,532	China Medical System Holdings Ltd. (Pharmaceuticals)	141,887
2,000	China Mengniu Dairy Co. Ltd.* (Food Products)	7,082
1,000	China Merchants Bank Co. Ltd. Class H (Banks)	4,732
280,933	China Minsheng Banking Corp. Ltd. Class H (Banks)	209,267
344,370	China National Building Material Co. Ltd. Class H (Construction Materials)	430,168
155,695	China Oilfield Services Ltd. Class H (Energy Equipment & Services)	121,273
61,265	China Oriental Group Co. Ltd. (Metals & Mining)	18,515
1,600	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	5,293
20,000	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	9,968
23,444	China Railway Group Ltd. Class H (Construction & Engineering)	14,018
34,500	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	61,120
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	30,569
42,000	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	14,507
42,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	9,347
50,000	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	50,288
4,500	CITIC Securities Co. Ltd. Class H (Capital Markets)	8,620
70,000	Cosco Shipping Energy Transportation Co. Ltd. (Oil, Gas & Consumable Fuels)	45,826
86,136	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	397,963
11,000	CRRC Corp. Ltd. Class H (Machinery)	5,823
16,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	10,612
10,800	ENN Energy Holdings Ltd. (Gas Utilities)	121,743
55,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	37,105

Common Stocks – (continued)
China – (continued)
1,476	GSX Techedu, Inc. ADR* (Diversified Consumer Services)	58,391
5,755	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	5,164
94,318	Haitong Securities Co. Ltd. Class H (Capital Markets)	85,388
26,000	Hengan International Group Co. Ltd. (Personal Products)	231,217
16,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	6,015
4,600	Huatai Securities Co. Ltd. Class H(a) (Capital Markets)	7,629
436,011	Industrial and Commercial Bank of China Ltd. Class H (Banks)	292,349
14,745	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	635,509
2,330	JinkoSolar Holding Co. Ltd. ADR* (Semiconductors & Semiconductor Equipment)	36,861
126	JOYY, Inc. ADR* (Interactive Media & Services)	7,681
2,500	Longfor Group Holdings Ltd.(a) (Real Estate Management & Development)	12,710
8,700	Meituan Dianping Class B* (Internet & Direct Marketing Retail)	116,485
1,830	NetEase, Inc. ADR (Entertainment)	631,277
4,168	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	532,087
26,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	9,339
14,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	13,397
500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	5,088
241,000	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	144,010
17,728	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	33,274
85,899	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	231,615
53,215	Sinotruk Hong Kong Ltd. (Machinery)	107,896
266	TAL Education Group ADR* (Diversified Consumer Services)	14,415
50,638	Tencent Holdings Ltd. (Interactive Media & Services)	2,662,011
785,119	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	256,954
91,996	Tianneng Power International Ltd. (Auto Components)	90,041
106,000	Tingyi Cayman Islands Holding Corp. (Food Products)	188,161
371	Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	9,557

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	$12,150
8,923	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	142,143
15,000	Want Want China Holdings Ltd. (Food Products)	10,691
66	Weibo Corp. ADR* (Interactive Media & Services)	2,477
96,137	Weichai Power Co. Ltd. Class H (Machinery)	168,914
58,563	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	37,167
28,760	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H(a) (Pharmaceuticals)	108,458
3,000	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Electrical Equipment)	9,177
97,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Machinery)	79,178

		15,233,761

Colombia – 0.0%
8,499	Ecopetrol SA (Oil, Gas & Consumable Fuels)	4,487
1,270	Grupo Argos SA (Construction Materials)	2,957
558	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	3,033
1,554	Interconexion Electrica SA ESP (Electric Utilities)	7,144

		17,621

Czech Republic – 0.0%
569	CEZ AS (Electric Utilities)	10,578
176	Komercni banka AS* (Banks)	3,727

		14,305

Denmark – 0.6%
11	AP Moller – Maersk A/S Class B (Marine)	10,948
3,513	Carlsberg A/S Class B (Beverages)	443,175
362	Coloplast A/S Class B (Health Care Equipment & Supplies)	57,096
6,660	DSV PANALPINA A/S (Air Freight & Logistics)	691,975
46	Genmab A/S* (Biotechnology)	11,058
3,732	GN Store Nord A/S (Health Care Equipment & Supplies)	170,315
696	ISS A/S* (Commercial Services & Supplies)	10,348
16,019	Novo Nordisk A/S Class B (Pharmaceuticals)	1,021,852
747	Orsted A/S(a) (Electric Utilities)	75,455
253	Pandora A/S (Textiles, Apparel & Luxury Goods)	8,996

Common Stocks – (continued)
Denmark – (continued)
374	ROCKWOOL International A/S Class B (Building Products)	78,599
2,274	Royal Unibrew A/S (Beverages)	175,931
85	Vestas Wind Systems A/S (Electrical Equipment)	7,299

		2,763,047

Finland – 0.1%
1,475	Elisa Oyj (Diversified Telecommunication Services)	89,633
1,371	Fortum Oyj (Electric Utilities)	22,718
252	Huhtamaki Oyj (Containers & Packaging)	9,406
3,712	Kesko Oyj Class B (Food & Staples Retailing)	60,484
538	Kone Oyj Class B (Machinery)	32,578
265	Metso Oyj (Machinery)	7,352
1,788	Neste Oyj (Oil, Gas & Consumable Fuels)	63,144
2,952	Nokia Oyj (Communications Equipment)	10,642
491	Nokian Renkaat Oyj (Auto Components)	10,431
1,349	Stora Enso Oyj Class R (Paper & Forest Products)	15,870
879	UPM-Kymmene Oyj (Paper & Forest Products)	24,107
7,090	Wartsila OYJ Abp (Machinery)	52,042

		398,407

France – 3.4%
40	Aeroports de Paris (Transportation Infrastructure)	3,905
63,735	Air France-KLM* (Airlines)	324,965
10,763	Air Liquide SA (Chemicals)	1,367,484
976	Alstom SA (Machinery)	40,035
75	Amundi SA(a) (Capital Markets)	4,978
1,589	Arkema SA (Chemicals)	132,257
179	Atos SE (IT Services)	12,801
1,323	AXA SA (Insurance)	23,518
29	BioMerieux (Health Care Equipment & Supplies)	3,583
30,084	BNP Paribas SA (Banks)	945,129
2,966	Bollore SA (Air Freight & Logistics)	7,862
2,602	Bouygues SA (Construction & Engineering)	80,059
650	Bureau Veritas SA (Professional Services)	13,494
5,217	Capgemini SE (IT Services)	490,454
29,434	Carrefour SA (Food & Staples Retailing)	437,131
267	Cie de Saint-Gobain (Building Products)	7,104
396	Cie Generale des Etablissements Michelin SCA (Auto Components)	38,262
2,266	CNP Assurances (Insurance)	23,378
1,276	Covivio (Equity Real Estate Investment Trusts (REITs))	80,134
1,738	Credit Agricole SA (Banks)	13,980
21,184	Danone SA (Food Products)	1,476,462

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
3	Dassault Aviation SA (Aerospace & Defense)	$2,443
2,033	Dassault Systemes SE (Software)	297,774
737	Eiffage SA (Construction & Engineering)	60,229
1,547	Electricite de France SA (Electric Utilities)	12,316
43,602	Engie SA (Multi-Utilities)	473,063
8,275	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	1,027,957
178	Eurazeo SE (Diversified Financial Services)	8,525
110	Faurecia SE (Auto Components)	3,941
546	Gecina SA (Equity Real Estate Investment Trusts (REITs))	71,641
218	Hermes International (Textiles, Apparel & Luxury Goods)	159,373
1,120	ICADE (Equity Real Estate Investment Trusts (REITs))	86,033
180	Imerys SA (Construction Materials)	5,647
268	Ingenico Group SA (Electronic Equipment, Instruments & Components)	33,719
44	Ipsen SA (Pharmaceuticals)	3,276
81	Kering SA (Textiles, Apparel & Luxury Goods)	41,205
468	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	9,501
3,518	Korian SA (Health Care Providers & Services)	118,160
2,133	L’Oreal SA* (Personal Products)	620,151
6,116	Legrand SA (Electrical Equipment)	410,032
4,290	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,658,482
2,498	Natixis SA (Capital Markets)	5,897
1,915	Orange SA (Diversified Telecommunication Services)	23,265
1,458	Orpea (Health Care Providers & Services)	162,177
8,638	Pernod Ricard SA (Beverages)	1,318,985
2,131	Peugeot SA (Automobiles)	30,208
266	Publicis Groupe SA (Media)	7,852
189	Renault SA (Automobiles)	3,724
12,610	Rexel SA (Trading Companies & Distributors)	117,775
3,341	Rubis SCA (Gas Utilities)	149,685
84	Safran SA (Aerospace & Defense)	7,810
235	Sanofi (Pharmaceuticals)	22,953
32	Sartorius Stedim Biotech (Life Sciences Tools & Services)	7,673
15,006	Schneider Electric SE (Electrical Equipment)	1,386,740
507	SCOR SE (Insurance)	14,285
347	Societe Generale SA (Banks)	5,444
1,009	Sopra Steria Group (IT Services)	119,466
7,155	SPIE SA (Commercial Services & Supplies)	107,859
3,189	Suez (Multi-Utilities)	36,072

Common Stocks – (continued)
France – (continued)
131	Teleperformance (Professional Services)	29,345
19,252	TOTAL SA (Oil, Gas & Consumable Fuels)	683,299
51	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))	3,020
252	Valeo SA (Auto Components)	5,777
9,624	Veolia Environnement SA (Multi-Utilities)	205,169
2,599	Vinci SA (Construction & Engineering)	212,915
992	Vivendi SA (Entertainment)	21,440
37	Wendel SA (Diversified Financial Services)	3,174

		15,322,452

Germany – 3.1%
71	adidas AG (Textiles, Apparel & Luxury Goods)	16,254
3,422	Allianz SE (Insurance)	629,755
8,734	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	130,920
32,071	BASF SE (Chemicals)	1,641,280
27,486	Bayer AG (Pharmaceuticals)	1,807,737
128	Bayerische Motoren Werke AG (Automobiles)	7,530
489	Bechtle AG (IT Services)	70,718
8,592	Beiersdorf AG (Personal Products)	898,967
293	Brenntag AG (Trading Companies & Distributors)	13,266
62	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	6,114
1,170	Commerzbank AG (Banks)	4,314
1,142	CompuGroup Medical SE (Health Care Technology)	86,790
93	Continental AG (Auto Components)	7,771
307	Covestro AG(a) (Chemicals)	10,312
175	Daimler AG (Automobiles)	5,986
104	Delivery Hero SE*(a) (Internet & Direct Marketing Retail)	8,821
734	Deutsche Bank AG (Capital Markets)	5,436
3,184	Deutsche Boerse AG (Capital Markets)	493,642
1,177	Deutsche Lufthansa AG (Airlines)	10,537
33,377	Deutsche Post AG (Air Freight & Logistics)	991,537
1,642	Deutsche Telekom AG (Diversified Telecommunication Services)	24,005
273	Deutsche Wohnen SE (Real Estate Management & Development)	11,064
636	Evonik Industries AG (Chemicals)	15,646
5,029	Evotec SE* (Life Sciences Tools & Services)	124,093
150	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	6,571
447	GEA Group AG (Machinery)	10,258
751	Hannover Rueck SE (Insurance)	119,660

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
200	HeidelbergCement AG (Construction Materials)	$9,482
4,366	HelloFresh SE* (Internet & Direct Marketing Retail)	155,618
136	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	3,776
47,317	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	879,667
345	K&S AG (Chemicals)	2,321
1,930	KION Group AG (Machinery)	95,732
226	LANXESS AG (Chemicals)	11,120
2,024	LEG Immobilien AG (Real Estate Management & Development)	232,365
4,996	Merck KGaA* (Pharmaceuticals)	579,828
1,658	MTU Aero Engines AG* (Aerospace & Defense)	225,779
2,012	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	440,677
341	OSRAM Licht AG (Electrical Equipment)	14,208
12,098	ProSiebenSat.1 Media SE (Media)	120,903
212	Puma SE (Textiles, Apparel & Luxury Goods)	13,317
1,925	Rheinmetall AG (Industrial Conglomerates)	130,282
7,555	RWE AG (Multi-Utilities)	217,340
17,971	SAP SE (Software)	2,140,475
2,825	Scout24 AG(a) (Interactive Media & Services)	184,714
13,516	Siemens AG (Industrial Conglomerates)	1,247,298
252	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	11,094
1,784	Stroeer SE & Co. KGaA (Media)	112,911
237	Symrise AG (Chemicals)	24,010
691	Talanx AG* (Insurance)	24,539
934	Uniper SE (Independent Power and Renewable Electricity Producers)	25,127
155	United Internet AG (Diversified Telecommunication Services)	5,333
667	Vonovia SE (Real Estate Management & Development)	32,982
189	Zalando SE*(a) (Internet & Direct Marketing Retail)	9,264

		14,109,146

Greece – 0.0%
5,795	Eurobank Ergasias SA* (Banks)	2,341
249	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	3,290
188	JUMBO SA (Specialty Retail)	2,942
229	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	3,393
745	National Bank of Greece SA* (Banks)	1,010

Common Stocks – (continued)
Greece – (continued)
556	OPAP SA (Hotels, Restaurants & Leisure)	4,980

		17,956

Hong Kong – 1.3%
212,708	AIA Group Ltd. (Insurance)	1,952,184
900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	9,094
3,000	Beijing Enterprises Holdings Ltd. (Gas Utilities)	10,628
16,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	6,209
6,000	Cafe de Coral Holdings Ltd. (Hotels, Restaurants & Leisure)	12,378
6,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	4,224
3,306	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	4,255
154,307	China Mobile Ltd. (Wireless Telecommunication Services)	1,240,483
4,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	14,776
4,000	China Resources Beer Holdings Co. Ltd. (Beverages)	18,839
76,000	China Resources Cement Holdings Ltd. (Construction Materials)	103,414
4,000	China Resources Gas Group Ltd. (Gas Utilities)	22,481
2,000	China Resources Land Ltd. (Real Estate Management & Development)	8,264
9,500	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	5,966
10,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	11,844
404,892	China South City Holdings Ltd. (Real Estate Management & Development)	38,870
771,363	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	498,865
502,322	CITIC Ltd. (Industrial Conglomerates)	521,713
500	CK Asset Holdings Ltd. (Real Estate Management & Development)	3,159
1,646	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	12,200
6,717	CLP Holdings Ltd. (Electric Utilities)	71,900
316,560	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	349,996
1,100	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	5,271
56,000	Ever Sunshine Lifestyle Services Group Ltd. (Commercial Services & Supplies)	79,298

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
48,000	First Pacific Co. Ltd. (Diversified Financial Services)	$9,919
8,000	Guangdong Investment Ltd. (Water Utilities)	16,628
3,000	Haier Electronics Group Co. Ltd. (Household Durables)	8,262
4,000	Hang Lung Group Ltd. (Real Estate Management & Development)	9,136
6,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	12,835
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	4,076
3,183	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	5,705
1,500	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	6,275
24,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	80,068
200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	8,760
300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	6,449
7,964	Kerry Properties Ltd. (Real Estate Management & Development)	21,996
22,000	Kunlun Energy Co. Ltd. (Gas Utilities)	14,333
42,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	22,688
18,796	Link REIT (Equity Real Estate Investment Trusts (REITs))	167,552
125,200	Man Wah Holdings Ltd. (Household Durables)	71,900
1,337	MTR Corp. Ltd. (Road & Rail)	7,407
4,071	New World Development Co. Ltd. (Real Estate Management & Development)	4,810
7,945	NWS Holdings Ltd. (Industrial Conglomerates)	8,280
40,904	PCCW Ltd. (Diversified Telecommunication Services)	25,057
3,080	Power Assets Holdings Ltd. (Electric Utilities)	20,637
149	RenaissanceRe Holdings Ltd. (Insurance)	21,756
3,018	Shimao Property Holdings Ltd. (Real Estate Management & Development)	12,268
7,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	10,203
5,467	Sino Land Co. Ltd. (Real Estate Management & Development)	7,640
142,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	237,245
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6,837
5,303	Swire Pacific Ltd. Class A (Real Estate Management & Development)	34,486

Common Stocks – (continued)
Hong Kong – (continued)
19,536	Swire Pacific Ltd. Class B (Real Estate Management & Development)	21,357
5,000	Swire Properties Ltd. (Real Estate Management & Development)	14,024
3,631	Techtronic Industries Co. Ltd. (Machinery)	27,532
4,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	7,577
10,000	WH Group Ltd.(a) (Food Products)	9,538
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	4,234
1,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	7,329
4,000	Xinyi Glass Holdings Ltd. (Auto Components)	4,633
42,044	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	67,067
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	31,562

		6,064,372

Hungary – 0.0%
775	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	4,906
130	OTP Bank Nyrt (Banks)	3,850
6,244	Richter Gedeon Nyrt (Pharmaceuticals)	133,427

		142,183

India – 1.0%
2,107	Ambuja Cements Ltd. (Construction Materials)	4,772
225	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	4,141
267	Asian Paints Ltd. (Chemicals)	6,230
650	Aurobindo Pharma Ltd. (Pharmaceuticals)	5,316
4,925	Avanti Feeds Ltd. (Food Products)	28,065
661	Axis Bank Ltd. (Banks)	3,862
1,996	Bajaj Auto Ltd. (Automobiles)	69,411
58	Bajaj Finserv Ltd. (Insurance)	3,905
4,326	Balkrishna Industries Ltd. (Auto Components)	52,871
4,263	Bata India Ltd. (Textiles, Apparel & Luxury Goods)	76,972
9,938	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	67,679
229	Britannia Industries Ltd. (Food Products)	9,583
64,835	Canara Bank* (Banks)	75,058
1,469	Cipla Ltd. (Pharmaceuticals)	11,433
857	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,676
1,885	Dabur India Ltd. (Personal Products)	12,195
302	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	15,643

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
5,624	Federal Bank Ltd. (Banks)	$3,626
2,646	GAIL India Ltd. (Gas Utilities)	3,348
451	Havells India Ltd. (Electrical Equipment)	3,361
25,729	HCL Technologies Ltd. (IT Services)	184,526
2,200	HDFC Asset Management Co. Ltd.(a) (Capital Markets)	73,645
12,733	HDFC Bank Ltd. ADR (Banks)	551,975
40	Hero MotoCorp Ltd. (Automobiles)	1,141
1,391	Hindalco Industries Ltd. (Metals & Mining)	2,359
1,192	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,479
306	Hindustan Unilever Ltd. (Household Products)	8,860
29,348	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	742,352
40,033	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	69,711
2,006	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,236
55,000	Indraprastha Gas Ltd. (Gas Utilities)	348,388
8,985	Infosys Ltd. (IT Services)	83,984
2,666	ITC Ltd. (Tobacco)	6,423
288	Larsen & Toubro Ltd. (Construction & Engineering)	3,415
2,886	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	10,796
614	Lupin Ltd. (Pharmaceuticals)	6,771
7,605	Mahanagar Gas Ltd. (Gas Utilities)	98,013
473	Mahindra & Mahindra Ltd. (Automobiles)	2,282
45,660	Manappuram Finance Ltd. (Consumer Finance)	80,657
1,740	Marico Ltd. (Personal Products)	6,609
24,062	Muthoot Finance Ltd. (Consumer Finance)	275,844
40	Nestle India Ltd. (Food Products)	9,488
3,179	NIIT Technologies Ltd. (IT Services)	50,510
7,452	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	9,336
121,220	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	128,276
57,375	Petronet LNG Ltd. (Oil, Gas & Consumable Fuels)	184,841
69,592	Power Finance Corp. (Diversified Financial Services)	87,863
2,764	Power Grid Corp. of India Ltd. (Electric Utilities)	5,924
575	RBL Bank Ltd.(a) (Banks)	993
72,844	REC Ltd. (Diversified Financial Services)	91,914
325	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	6,319
7	Shree Cement Ltd. (Construction Materials)	1,828

Common Stocks – (continued)
India – (continued)
7,507	Shriram Transport Finance Co. Ltd. (Consumer Finance)	77,004
233	State Bank of India* (Banks)	583
467	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	2,848
23,077	Tata Consultancy Services Ltd. (IT Services)	610,902
1,255	Tata Motors Ltd.* (Automobiles)	1,520
703	Tata Steel Ltd. (Metals & Mining)	2,730
8,804	Tech Mahindra Ltd. (IT Services)	63,319
7,795	Ujjivan Financial Services Ltd. (Consumer Finance)	18,005
60	UltraTech Cement Ltd. (Construction Materials)	2,793
1,375	Vedanta Ltd. (Metals & Mining)	1,603
32,408	Wipro Ltd. (IT Services)	82,279

		4,463,491

Indonesia – 0.0%
42,900	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	2,629
2,200	Bank Central Asia Tbk PT (Banks)	3,811
676,006	Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Banks)	98,972
16,300	Charoen Pokphand Indonesia Tbk PT (Food Products)	5,012
14,300	Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	1,523
3,200	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	2,484
11,300	Indofood CBP Sukses Makmur Tbk PT (Food Products)	7,477
14,258	Indofood Sukses Makmur Tbk PT (Food Products)	6,221
36,400	Kalbe Farma Tbk PT (Pharmaceuticals)	3,516
680,545	Media Nusantara Citra Tbk PT (Media)	41,503
47,800	Perusahaan Gas Negara Tbk PT (Gas Utilities)	2,712
3,200	Semen Indonesia Persero Tbk PT (Construction Materials)	1,699
18,900	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	4,346
7,000	Unilever Indonesia Tbk PT (Household Products)	3,881

		185,786

Ireland – 1.7%
8,765	Accenture PLC Class A (IT Services)	1,623,190
45	Allegion PLC (Building Products)	4,524
121	Allergan PLC (Pharmaceuticals)	22,668
192	Aon PLC (Insurance)	33,153
3,466	Bank of Ireland Group PLC (Banks)	7,113
416	CRH PLC (Construction Materials)	12,601
1,519	DCC PLC (Industrial Conglomerates)	108,014
635	Eaton Corp. PLC (Electrical Equipment)	53,023

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
1,370	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	$120,331
14,436	Grafton Group PLC (Trading Companies & Distributors)	115,191
49,334	Greencore Group PLC (Food Products)	112,988
3,777	ICON PLC* (Life Sciences Tools & Services)	606,095
12,522	Johnson Controls International PLC (Building Products)	364,515
522	Kerry Group PLC Class A (Food Products)	59,892
388	Kingspan Group PLC (Building Products)	19,771
7,981	Linde PLC (Chemicals)	1,471,724
6,877	Medtronic PLC (Health Care Equipment & Supplies)	671,402
2,900	nVent Electric PLC (Electrical Equipment)	54,085
627	Perrigo Co. PLC (Pharmaceuticals)	33,419
21,381	Ryanair Holdings PLC ADR* (Airlines)	1,357,052
703	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	35,115
421	Smurfit Kappa Group PLC (Containers & Packaging)	13,188
5,427	STERIS PLC (Health Care Equipment & Supplies)	773,348
530	Trane Technologies PLC (Building Products)	46,333
286	Willis Towers Watson PLC (Insurance)	50,991

		7,769,726

Israel – 0.3%
3,602	Bank Hapoalim BM (Banks)	23,087
1,946	Bank Leumi Le-Israel BM (Banks)	10,485
145,484	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	103,802
6,122	Check Point Software Technologies Ltd.* (Software)	647,340
1,061	CyberArk Software Ltd.* (Software)	104,784
630	Harel Insurance Investments & Financial Services Ltd. (Insurance)	4,056
3,984	Israel Chemicals Ltd. (Chemicals)	13,900
38,504	Israel Discount Bank Ltd. Class A (Banks)	124,919
1,429	Mivne Real Estate KD Ltd.* (Real Estate Management & Development)	3,070
4,679	Mizrahi Tefahot Bank Ltd. (Banks)	95,831
344	Nice Ltd.* (Software)	56,495
22,723	Oil Refineries Ltd. (Oil, Gas & Consumable Fuels)	6,280
182	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	15,859
1,116	Shapir Engineering and Industry Ltd. (Construction & Engineering)	7,824

Common Stocks – (continued)
Israel – (continued)
974	Teva Pharmaceutical Industries Ltd.* (Pharmaceuticals)	10,536

		1,228,268

Italy – 0.6%
1,041	Assicurazioni Generali SpA (Insurance)	14,852
13,200	Autogrill SpA (Hotels, Restaurants & Leisure)	68,365
7,990	Buzzi Unicem SpA (Construction Materials)	156,756
1,979	Davide Campari-Milano SpA (Beverages)	15,382
7,015	Enel SpA (Electric Utilities)	47,916
29,082	Eni SpA (Oil, Gas & Consumable Fuels)	277,045
35,456	Hera SpA (Multi-Utilities)	131,249
234,706	Intesa Sanpaolo SpA (Banks)	366,494
44,773	Iren SpA (Multi-Utilities)	110,404
1,413	Leonardo SpA (Aerospace & Defense)	9,758
15,957	Mediobanca Banca di Credito Finanziario SpA (Banks)	92,766
161	Moncler SpA (Textiles, Apparel & Luxury Goods)	6,055
10,693	Poste Italiane SpA(a) (Insurance)	90,964
6,015	Prysmian SpA (Electrical Equipment)	113,491
128	Recordati SpA (Pharmaceuticals)	5,574
12,866	Snam SpA (Gas Utilities)	57,716
18,769	Telecom Italia SpA* (Diversified Telecommunication Services)	7,453
4,300	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	26,926
143,186	UniCredit SpA (Banks)	1,105,792

		2,704,958

Japan – 5.2%
4	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	12,273
400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	19,409
6,800	Aeon Co. Ltd. (Food & Staples Retailing)	136,895
200	AGC, Inc. (Building Products)	4,932
1,300	Air Water, Inc. (Chemicals)	17,526
1,200	Aisin Seiki Co. Ltd. (Auto Components)	34,559
800	Ajinomoto Co., Inc. (Food Products)	14,249
1,800	Alfresa Holdings Corp. (Health Care Providers & Services)	35,894
300	Alps Alpine Co. Ltd (Electronic Equipment, Instruments & Components)	3,094
1,200	Amada Holdings Co. Ltd. (Machinery)	10,847
1,800	ANA Holdings, Inc. (Airlines)	38,250
8,700	Anritsu Corp. (Electronic Equipment, Instruments & Components)	177,093
300	Aozora Bank Ltd. (Banks)	5,339
200	Asahi Group Holdings Ltd. (Beverages)	6,877
1,100	Asahi Kasei Corp. (Chemicals)	7,804

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
400	Asics Corp. (Textiles, Apparel & Luxury Goods)	$3,793
800	Astellas Pharma, Inc. (Pharmaceuticals)	13,231
300	Autobacs Seven Co. Ltd. (Specialty Retail)	3,503
500	Azbil Corp. (Electronic Equipment, Instruments & Components)	13,150
400	Bandai Namco Holdings, Inc. (Leisure Products)	19,987
400	Bridgestone Corp. (Auto Components)	12,451
600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	10,169
6,100	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	117,405
3,800	Canon, Inc. (Technology Hardware, Storage & Peripherals)	79,934
800	Casio Computer Co. Ltd. (Household Durables)	12,625
1,200	Chubu Electric Power Co., Inc. (Electric Utilities)	16,229
400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	47,681
400	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	7,162
1,500	cocokara fine, Inc. (Food & Staples Retailing)	70,742
900	Concordia Financial Group Ltd. (Banks)	2,758
700	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	187,383
500	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	10,542
1,400	Daicel Corp. (Chemicals)	11,364
400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	27,496
6,000	Daikin Industries Ltd. (Building Products)	769,985
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	9,509
6	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	14,518
1,500	Daiwa Securities Group, Inc. (Capital Markets)	6,238
5,700	Denka Co. Ltd (Chemicals)	137,711
5,400	Denso Corp. (Auto Components)	189,819
300	Dentsu Group, Inc. (Media)	6,265
2,500	DIC Corp. (Chemicals)	58,056
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	22,331
100	East Japan Railway Co. (Road & Rail)	7,302
400	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	8,006
300	Ezaki Glico Co. Ltd. (Food Products)	13,176
300	FamilyMart Co. Ltd. (Food & Staples Retailing)	5,087
10,100	FANUC Corp. (Machinery)	1,648,454

Common Stocks – (continued)
Japan – (continued)
400	Fuji Electric Co. Ltd. (Electrical Equipment)	9,541
400	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	19,053
300	Fujitsu General Ltd. (Household Durables)	4,967
300	Fujitsu Ltd. (IT Services)	29,145
200	Fukuoka Financial Group, Inc. (Banks)	2,857
109	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	140,528
600	Hakuhodo DY Holdings, Inc. (Media)	6,647
400	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	17,484
300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	10,264
300	Haseko Corp. (Household Durables)	3,257
18,900	Hazama Ando Corp. (Construction & Engineering)	117,704
1,000	Hino Motors Ltd. (Machinery)	5,949
10	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	1,098
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	4,712
500	Hitachi Chemical Co. Ltd. (Chemicals)	21,448
21,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	638,108
400	Hokuriku Electric Power Co. (Electric Utilities)	2,696
800	Honda Motor Co. Ltd. (Automobiles)	19,427
14,100	Hoya Corp. (Health Care Equipment & Supplies)	1,285,826
400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	9,089
500	Inpex Corp. (Oil, Gas & Consumable Fuels)	3,228
164	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	41,961
1,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	6,692
500	Isuzu Motors Ltd. (Automobiles)	3,800
24,800	ITOCHU Corp. (Trading Companies & Distributors)	486,207
700	J. Front Retailing Co. Ltd. (Multiline Retail)	5,711
2,100	Jafco Co. Ltd. (Capital Markets)	67,271
300	Japan Airlines Co. Ltd. (Airlines)	5,351
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4,055
137	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	45,471
1,100	Japan Post Bank Co. Ltd. (Banks)	10,214
1,600	Japan Post Holdings Co. Ltd. (Insurance)	12,798
4	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	11,080

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$10,803
12	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	13,083
22,500	Japan Tobacco, Inc. (Tobacco)	419,019
500	JFE Holdings, Inc. (Metals & Mining)	3,318
700	JSR Corp. (Chemicals)	13,168
52,400	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	185,777
400	K’s Holdings Corp. (Specialty Retail)	4,358
13,100	Kajima Corp. (Construction & Engineering)	136,119
7,300	Kamigumi Co. Ltd. (Transportation Infrastructure)	128,520
300	Kandenko Co. Ltd. (Construction & Engineering)	2,510
200	Kaneka Corp. (Chemicals)	5,173
200	Kao Corp. (Personal Products)	15,423
1,000	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	46,670
200	Kawasaki Heavy Industries Ltd. (Machinery)	3,022
900	KDDI Corp. (Wireless Telecommunication Services)	26,068
600	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	26,967
100	Keio Corp. (Road & Rail)	5,657
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	9,049
14	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	69,163
96	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	151,498
600	Kewpie Corp. (Food Products)	11,915
2,020	Keyence Corp. (Electronic Equipment, Instruments & Components)	721,164
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	19,108
600	Kirin Holdings Co. Ltd. (Beverages)	11,579
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	9,270
800	Kobe Steel Ltd. (Metals & Mining)	2,676
5,700	Koito Manufacturing Co. Ltd. (Auto Components)	214,706
24,500	Komatsu Ltd. (Machinery)	463,562
200	Konami Holdings Corp. (Entertainment)	6,280
2,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	9,287
39,600	Kubota Corp. (Machinery)	491,780
1,000	Kuraray Co. Ltd. (Chemicals)	10,004
500	Kurita Water Industries Ltd. (Machinery)	13,949
10,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	582,391

Common Stocks – (continued)
Japan – (continued)
7,300	Kyowa Exeo Corp. (Construction & Engineering)	177,841
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	4,642
6,300	Kyushu Electric Power Co., Inc. (Electric Utilities)	49,921
2,000	Kyushu Railway Co. (Road & Rail)	53,806
200	Lawson, Inc. (Food & Staples Retailing)	10,396
5,600	Lintec Corp. (Chemicals)	120,173
700	Lion Corp. (Household Products)	14,716
1,000	LIXIL Group Corp. (Building Products)	11,996
200	M3, Inc. (Health Care Technology)	7,219
3,600	Makino Milling Machine Co. Ltd. (Machinery)	102,627
28,900	Marubeni Corp. (Trading Companies & Distributors)	139,178
100	Maruha Nichiro Corp. (Food Products)	2,093
1,400	Mazda Motor Corp. (Automobiles)	7,915
11,700	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	77,618
85	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	58,996
2,600	Medipal Holdings Corp. (Health Care Providers & Services)	50,157
100	MEIJI Holdings Co. Ltd. (Food Products)	6,945
100	MISUMI Group, Inc. (Machinery)	2,375
22,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	127,881
1,100	Mitsubishi Corp. (Trading Companies & Distributors)	23,329
600	Mitsubishi Electric Corp. (Electrical Equipment)	7,383
2,900	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	35,527
500	Mitsubishi Heavy Industries Ltd. (Machinery)	12,822
400	Mitsubishi Materials Corp. (Metals & Mining)	8,193
2,100	Mitsubishi Motors Corp. (Automobiles)	5,951
200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	5,047
800	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,232
24,100	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	115,078
4,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	55,833
900	Mitsui Chemicals, Inc. (Chemicals)	17,670
9,300	Mitsui E&S Holdings Co. Ltd.* (Machinery)	52,544
29	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	114,061
400	Mitsui OSK Lines Ltd. (Marine)	6,938
6,000	Mizuho Financial Group, Inc. (Banks)	6,987
4,400	Morinaga Milk Industry Co. Ltd. (Food Products)	170,535

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
300	MS&AD Insurance Group Holdings, Inc. (Insurance)	$8,643
13,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	755,049
1,900	Nagase & Co. Ltd. (Trading Companies & Distributors)	22,854
1,900	Nagoya Railroad Co. Ltd. (Road & Rail)	54,371
300	Nankai Electric Railway Co. Ltd. (Road & Rail)	6,697
900	NEC Corp. (IT Services)	34,537
2,500	NEC Networks & System Integration Corp. (IT Services)	107,580
4,400	NH Foods Ltd. (Food Products)	156,182
4,400	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals)	57,208
5,800	Nichirei Corp. (Food Products)	145,091
900	Nikon Corp. (Household Durables)	8,372
100	Nippo Corp. (Construction & Engineering)	2,249
2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	11,926
100	Nippon Express Co. Ltd. (Road & Rail)	4,884
300	Nippon Paper Industries Co. Ltd. (Paper & Forest Products)	4,284
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	13,841
1,500	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	105,336
2,000	Nippon Steel Corp. (Metals & Mining)	16,827
2,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	56,934
500	Nippon Yusen KK (Marine)	6,582
3,300	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	67,950
100	Nissan Chemical Corp. (Chemicals)	3,837
20,200	Nissan Motor Co. Ltd. (Automobiles)	68,757
500	Nisshin Seifun Group, Inc. (Food Products)	7,769
200	Nissin Foods Holdings Co. Ltd. (Food Products)	16,441
1,300	Nomura Holdings, Inc. (Capital Markets)	5,395
5	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	5,686
600	Nomura Research Institute Ltd. (IT Services)	14,689
5,400	NSD Co. Ltd. (IT Services)	76,466
700	NSK Ltd. (Machinery)	4,845
500	NTT Data Corp. (IT Services)	5,102
900	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	26,524
1,800	Obayashi Corp. (Construction & Engineering)	15,733
200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	4,410

Common Stocks – (continued)
Japan – (continued)
2,800	Oji Holdings Corp. (Paper & Forest Products)	14,217
2,900	OKUMA Corp. (Machinery)	109,344
62,100	Olympus Corp.* (Health Care Equipment & Supplies)	985,332
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	12,645
700	ORIX Corp. (Diversified Financial Services)	8,237
10	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	11,955
700	Osaka Gas Co. Ltd. (Gas Utilities)	13,035
300	Otsuka Corp. (IT Services)	13,583
400	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	15,722
400	Pan Pacific International Holdings Corp. (Multiline Retail)	7,749
1,100	Panasonic Corp. (Household Durables)	8,385
6,100	Park24 Co. Ltd. (Commercial Services & Supplies)	95,776
23,400	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	118,214
200	Pigeon Corp. (Household Products)	7,122
100	Recruit Holdings Co. Ltd. (Professional Services)	2,917
2,800	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	14,785
900	Resona Holdings, Inc. (Banks)	2,811
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	10,906
100	Rinnai Corp. (Household Durables)	7,575
100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,322
5,300	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	105,062
3,500	Sankyu, Inc. (Road & Rail)	134,497
200	Sapporo Holdings Ltd. (Beverages)	3,807
3,100	Sato Holdings Corp. (Commercial Services & Supplies)	63,748
2,900	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	158,352
100	Secom Co. Ltd. (Commercial Services & Supplies)	8,322
2,400	Sega Sammy Holdings, Inc. (Leisure Products)	29,071
800	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	9,084
5,000	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	83,018
700	Sekisui Chemical Co. Ltd. (Household Durables)	8,872
10,600	Sekisui House Ltd. (Household Durables)	181,840
200	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	6,623
300	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	7,471

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,100	Shimizu Corp. (Construction & Engineering)	$8,448
3,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	330,906
8,800	Shinsei Bank Ltd. (Banks)	106,154
100	Shionogi & Co. Ltd. (Pharmaceuticals)	5,523
2,500	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	113,067
200	Shiseido Co. Ltd. (Personal Products)	11,759
200	Showa Denko KK (Chemicals)	4,378
400	SMC Corp. (Machinery)	180,809
400	Softbank Corp. (Wireless Telecommunication Services)	5,447
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	4,770
21,500	Sojitz Corp. (Trading Companies & Distributors)	49,758
8,100	Sompo Holdings, Inc. (Insurance)	262,728
700	Sony Corp. (Household Durables)	45,048
300	Sotetsu Holdings, Inc. (Road & Rail)	7,692
200	Square Enix Holdings Co. Ltd. (Entertainment)	8,197
300	Stanley Electric Co. Ltd. (Auto Components)	6,835
200	Subaru Corp. (Automobiles)	4,003
3,200	Sumitomo Bakelite Co. Ltd. (Chemicals)	82,652
800	Sumitomo Chemical Co. Ltd. (Chemicals)	2,454
3,900	Sumitomo Corp. (Trading Companies & Distributors)	44,118
500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	6,918
700	Sumitomo Electric Industries Ltd. (Auto Components)	7,202
2,300	Sumitomo Forestry Co. Ltd. (Household Durables)	28,414
300	Sumitomo Heavy Industries Ltd. (Machinery)	6,322
24,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	654,801
200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	5,823
900	Sumitomo Rubber Industries Ltd. (Auto Components)	8,736
300	Suntory Beverage & Food Ltd. (Beverages)	11,297
7,000	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	107,964
800	Suzuken Co. Ltd. (Health Care Providers & Services)	30,831
100	Sysmex Corp. (Health Care Equipment & Supplies)	6,909
200	Taiheiyo Cement Corp. (Construction Materials)	3,926
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	6,248
300	Takashimaya Co. Ltd. (Multiline Retail)	2,711

Common Stocks – (continued)
Japan – (continued)
47,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,705,706
3,400	Teijin Ltd. (Chemicals)	54,222
28,600	Terumo Corp. (Health Care Equipment & Supplies)	949,022
24,600	The Chiba Bank Ltd. (Banks)	114,144
4,800	The Chugoku Electric Power Co., Inc. (Electric Utilities)	64,584
800	The Kansai Electric Power Co., Inc. (Electric Utilities)	8,198
800	The Shizuoka Bank Ltd. (Banks)	4,857
300	THK Co. Ltd. (Machinery)	7,171
9,300	TIS, Inc. (IT Services)	177,345
2,800	Tobu Railway Co. Ltd. (Road & Rail)	94,976
300	Toho Co. Ltd. (Entertainment)	9,824
400	Toho Gas Co. Ltd. (Gas Utilities)	19,654
8,100	Tohoku Electric Power Co., Inc. (Electric Utilities)	76,237
200	Tokio Marine Holdings, Inc. (Insurance)	9,383
8,100	Tokyo Broadcasting System Holdings, Inc. (Media)	125,233
5,300	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	17,841
400	Tokyo Gas Co. Ltd. (Gas Utilities)	8,778
500	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	5,623
2,000	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	65,907
400	Tokyu Corp. (Road & Rail)	6,021
1,000	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	4,892
2,100	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	31,196
1,800	Toray Industries, Inc. (Chemicals)	8,252
400	Toshiba Corp. (Industrial Conglomerates)	9,919
900	Tosoh Corp. (Chemicals)	11,000
3,800	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	78,346
600	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	6,087
500	Toyo Suisan Kaisha Ltd. (Food Products)	24,043
6,100	Toyoda Gosei Co. Ltd. (Auto Components)	113,614
100	Toyota Industries Corp. (Auto Components)	5,033
800	Toyota Motor Corp. (Automobiles)	49,462
700	Toyota Tsusho Corp. (Trading Companies & Distributors)	16,663
200	Trend Micro, Inc. (Software)	10,146
4,700	TS Tech Co. Ltd. (Auto Components)	127,439
1,100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	147,491
1,800	Ube Industries Ltd. (Chemicals)	30,185
300	Unicharm Corp. (Household Products)	11,056
10	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	10,033
500	USS Co. Ltd. (Specialty Retail)	7,917

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
100	Wacoal Holdings Corp. (Textiles, Apparel & Luxury Goods)	$2,017
300	West Japan Railway Co. (Road & Rail)	18,539
100	Yakult Honsha Co. Ltd. (Food Products)	5,809
3,700	Yamada Denki Co. Ltd. (Specialty Retail)	17,546
200	Yamaha Corp. (Leisure Products)	8,073
400	Yamaha Motor Co. Ltd. (Automobiles)	5,146
500	Yamazaki Baking Co. Ltd. (Food Products)	8,842
3,400	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	59,678
500	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	6,815
800	Z Holdings Corp. (Interactive Media & Services)	3,087
2,700	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	78,673
10,900	Zeon Corp. (Chemicals)	95,508

		23,532,934

Liberia – 0.0%
288	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	13,470

Luxembourg – 0.0%
309	ArcelorMittal SA (Metals & Mining)	3,375
4,866	Aroundtown SA (Real Estate Management & Development)	26,174
35,440	B&M European Value Retail SA (Multiline Retail)	148,208
2,400	Samsonite International SA(a) (Textiles, Apparel & Luxury Goods)	2,041
852	Subsea 7 SA (Energy Equipment & Services)	4,677
1,301	Tenaris SA (Energy Equipment & Services)	9,002

		193,477

Malaysia – 0.1%
10,500	AirAsia Group Bhd (Airlines)	1,973
5,400	AMMB Holdings Bhd (Banks)	3,730
4,055	CIMB Group Holdings Bhd (Banks)	3,242
3,000	DiGi.Com Bhd (Wireless Telecommunication Services)	3,222
52,162	DRB-Hicom Bhd (Automobiles)	16,994
7,100	Gamuda Bhd (Construction & Engineering)	5,292
4,300	Genting Bhd (Hotels, Restaurants & Leisure)	4,159
2,000	Hong Leong Bank Bhd (Banks)	6,170
10,100	IJM Corp. Bhd (Construction & Engineering)	3,884
4,400	IOI Corp. Bhd (Food Products)	4,143
1,523	Kuala Lumpur Kepong Bhd (Food Products)	7,401
4,086	Malayan Banking Bhd (Banks)	7,171

Common Stocks – (continued)
Malaysia – (continued)
2,900	Malaysia Airports Holdings Bhd (Transportation Infrastructure)	3,526
2,100	Maxis Bhd (Wireless Telecommunication Services)	2,668
14,000	MISC Bhd (Marine)	25,528
300	Nestle Malaysia Bhd (Food Products)	9,764
4,000	Petronas Chemicals Group Bhd (Chemicals)	5,178
1,100	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	5,189
3,320	PPB Group Bhd (Food Products)	12,656
174,254	RHB Bank Bhd (Banks)	191,765
158,757	Sime Darby Bhd (Industrial Conglomerates)	73,537
2,400	Tenaga Nasional Berhad (Electric Utilities)	6,796
128,600	Top Glove Corp. Bhd (Health Care Equipment & Supplies)	216,735

		620,723

Mexico – 0.4%
2,200	Alsea SAB de CV* (Hotels, Restaurants & Leisure)	1,814
160,500	America Movil SAB de CV Class L (Wireless Telecommunication Services)	97,228
1,500	Arca Continental SAB de CV (Beverages)	5,778
2,300	Banco del Bajio SA(a) (Banks)	1,813
8,776	Cemex SAB de CV (Construction Materials)	1,846
177,339	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	145,471
500	Fomento Economico Mexicano SAB de CV (Beverages)	3,232
2,870	Fomento Economico Mexicano SAB de CV ADR (Beverages)	184,627
8,385	Gruma SAB de CV Class B (Food Products)	79,598
6,100	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	38,117
75	Grupo Elektra SAB DE CV (Banks)	4,310
81,325	Grupo Financiero Banorte SAB de CV Class O (Banks)	222,403
5,700	Grupo Financiero Inbursa SAB de CV Class O (Banks)	3,429
95,500	Grupo Mexico SAB de CV Series B (Metals & Mining)	203,672
1,400	Grupo Televisa SAB (Media)	1,488
1,100	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	3,411
138,882	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	196,155
1,900	Megacable Holdings SAB de CV (Media)	4,736

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
2,728	Orbia Advance Corp. SAB de CV (Chemicals)	$3,219
905	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	6,287
180,061	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	433,100

		1,641,734

Netherlands – 1.4%
3,601	Aalberts NV (Machinery)	101,403
511	ABN AMRO Bank NV(a) (Banks)	3,920
99	Adyen NV*(a) (IT Services)	97,770
1,271	Aegon NV (Insurance)	3,288
1,200	AerCap Holdings NV* (Trading Companies & Distributors)	33,744
2,660	Airbus SE (Aerospace & Defense)	168,427
19,179	Akzo Nobel NV (Chemicals)	1,455,491
2,545	ASM International NV (Semiconductors & Semiconductor Equipment)	280,149
2,666	ASML Holding NV (Semiconductors & Semiconductor Equipment)	769,634
6,149	ASR Nederland NV (Insurance)	165,427
1,236	Euronext NV(a) (Capital Markets)	103,767
2,044	EXOR NV (Diversified Financial Services)	111,468
3,047	Ferrari NV (Automobiles)	476,232
510	Fiat Chrysler Automobiles NV (Automobiles)	4,424
67	Heineken Holding NV (Beverages)	5,220
194	Heineken NV (Beverages)	16,502
165,922	ING Groep NV (Banks)	929,625
9,992	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	242,609
684	Koninklijke DSM NV (Chemicals)	83,832
5,554	Koninklijke KPN NV (Diversified Telecommunication Services)	12,793
568	Koninklijke Philips NV (Health Care Equipment & Supplies)	24,761
2,373	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	136,836
4,800	LyondellBasell Industries NV Class A (Chemicals)	278,160
1,420	Mylan NV* (Pharmaceuticals)	23,813
530	NN Group NV (Insurance)	15,332
276	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	27,481
7,012	QIAGEN NV* (Life Sciences Tools & Services)	291,996
8,970	Randstad NV (Professional Services)	361,002
4,110	Signify NV(a) (Electrical Equipment)	83,665
1,615	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	41,589
360	Unilever NV (Personal Products)	17,928

Common Stocks – (continued)
Netherlands – (continued)
212	Wolters Kluwer NV (Professional Services)	15,593

		6,383,881

New Zealand – 0.1%
5,655	Contact Energy Ltd. (Electric Utilities)	21,567
2,265	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	37,841
3,575	Fletcher Building Ltd. (Construction Materials)	8,010
11,206	Kiwi Property Group Ltd. (Equity Real Estate Investment Trusts (REITs))	6,561
6,460	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	17,601
237	Ryman Healthcare Ltd. (Health Care Providers & Services)	1,729
46,506	Spark New Zealand Ltd. (Diversified Telecommunication Services)	125,860
249	Xero Ltd.* (Software)	12,730

		231,899

Norway – 0.1%
6,720	Entra ASA(a) (Real Estate Management & Development)	84,610
2,050	Equinor ASA (Oil, Gas & Consumable Fuels)	28,386
967	Mowi ASA (Food Products)	16,562
4,109	Norsk Hydro ASA (Metals & Mining)	10,424
10,606	Orkla ASA (Food Products)	95,803
467	Telenor ASA (Diversified Telecommunication Services)	7,163
218	Yara International ASA (Chemicals)	7,404

		250,352

Pakistan – 0.0%
20,141	Oil & Gas Development Co. Ltd. (Oil, Gas & Consumable Fuels)	13,240

Panama – 0.0%
7,094	Carnival Corp. (Hotels, Restaurants & Leisure)	112,795

Peru – 0.0%
789	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	5,910
24	Credicorp Ltd. (Banks)	3,576

		9,486

Philippines – 0.0%
23	GT Capital Holdings, Inc. (Industrial Conglomerates)	206
1,470	International Container Terminal Services, Inc. (Transportation Infrastructure)	2,571
3,240	JG Summit Holdings, Inc. (Industrial Conglomerates)	3,227

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
1,310	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	$3,701
1,180	Manila Electric Co. (Electric Utilities)	5,892
6,900	Metro Pacific Investments Corp. (Diversified Financial Services)	348
592	Metropolitan Bank & Trust Co. (Banks)	453
2,384	PLDT, Inc. (Wireless Telecommunication Services)	60,422
1,560	Universal Robina Corp. (Food Products)	3,861

		80,681

Poland – 0.1%
3,220	CD Projekt SA (Entertainment)	281,906
665	Cyfrowy Polsat SA (Media)	4,111
3,084	Dino Polska SA*(a) (Food & Staples Retailing)	130,422
329	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	4,993
64	KGHM Polska Miedz SA* (Metals & Mining)	1,204
1	LPP SA (Textiles, Apparel & Luxury Goods)	1,576
47,597	Orange Polska SA (Diversified Telecommunication Services)	80,827
1,867	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	1,867
2,709	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	41,121
5,139	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	4,626
594	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	3,179
71	Santander Bank Polska SA (Banks)	2,822

		558,654

Portugal – 0.1%
703,033	Banco Comercial Portugues SA Class R (Banks)	78,657
12,652	EDP – Energias de Portugal SA (Electric Utilities)	53,314
20,785	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	239,882
1,018	Jeronimo Martins SGPS SA (Food & Staples Retailing)	17,259
122,753	Sonae SGPS SA (Food & Staples Retailing)	97,006

		486,118

Puerto Rico – 0.0%
2,974	EVERTEC, Inc. (IT Services)	75,361

Qatar – 0.1%
4,556	Barwa Real Estate Co. (Real Estate Management & Development)	3,578
5,698	Masraf Al Rayan QSC (Banks)	5,963

Common Stocks – (continued)
Qatar – (continued)
55,239	Ooredoo QPSC (Diversified Telecommunication Services)	96,636
16,871	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	74,086
17,709	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	12,150
9,297	Qatar Islamic Bank SAQ (Banks)	39,508
5,608	Qatar National Bank QPSC (Banks)	26,451
52,131	The Commercial Bank PQSC (Banks)	57,399

		315,771

Romania – 0.0%
354	NEPI Rockcastle PLC (Real Estate Management & Development)	1,515

Russia – 0.3%
4,170	Alrosa PJSC* (Metals & Mining)	3,454
2,520	Gazprom PJSC (Oil, Gas & Consumable Fuels)	6,407
84,058	Inter RAO UES PJSC* (Electric Utilities)	5,631
76	Lukoil PJSC (Oil, Gas & Consumable Fuels)	4,904
6,774	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	437,397
153	Mail.Ru Group Ltd. GDR* (Interactive Media & Services)	2,754
21	MMC Norilsk Nickel PJSC (Metals & Mining)	5,705
13,975	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	382,077
38	Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	5,335
2,340	Novolipetsk Steel PJSC* (Metals & Mining)	4,006
275	PhosAgro PJSC GDR (Chemicals)	3,322
257	Polymetal International PLC (Metals & Mining)	5,263
1,050	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	4,713
1,270	Sberbank of Russia PJSC (Banks)	3,347
333	Severstal PJSC (Metals & Mining)	3,955
9,600	Surgutneftegas PJSC (Oil, Gas & Consumable Fuels)	4,767
15,500	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	75,175
430	Tatneft PJSC (Oil, Gas & Consumable Fuels)	3,166
11,677,553	VTB Bank PJSC (Banks)	5,465
229,272	VTB Bank PJSC GDR (Banks)	216,433

		1,183,276

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.3%
5,866	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	$12,267
3,481	BOC Aviation Ltd.(a) (Trading Companies & Distributors)	23,803
14,488	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	16,463
4,000	CapitaLand Ltd. (Real Estate Management & Development)	8,487
12,400	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	16,498
1,100	City Developments Ltd. (Real Estate Management & Development)	6,149
80,800	ComfortDelGro Corp. Ltd. (Road & Rail)	94,199
30,100	DBS Group Holdings Ltd. (Banks)	423,781
113,700	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	85,096
14,600	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	8,101
1,500	Keppel Corp. Ltd. (Industrial Conglomerates)	6,333
59,292	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	81,644
96,900	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	173,970
19,100	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	24,195
17,100	Mapletree North Asia Commercial Trust (Equity Real Estate Investment Trusts (REITs))	11,357
2,500	SATS Ltd. (Transportation Infrastructure)	5,792
7,800	Singapore Airlines Ltd. (Airlines)	33,729
2,800	Singapore Exchange Ltd. (Capital Markets)	19,093
1,900	Singapore Press Holdings Ltd. (Media)	2,040
5,200	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	12,593
2,900	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,732
11,100	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	10,964
269	United Overseas Bank Ltd. (Banks)	3,844
27,141	UOL Group Ltd. (Real Estate Management & Development)	130,539
1,100	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	12,293
19,600	Wilmar International Ltd. (Food Products)	49,358

		1,278,320

Common Stocks – (continued)
South Africa – 0.3%
491	Absa Group Ltd. (Banks)	2,423
4,005	African Rainbow Minerals Ltd. (Metals & Mining)	29,314
369	AngloGold Ashanti Ltd. (Metals & Mining)	9,007
584	Aspen Pharmacare Holdings Ltd.* (Pharmaceuticals)	3,643
755	AVI Ltd. (Food Products)	3,206
282	Bid Corp. Ltd. (Food & Staples Retailing)	3,675
23,007	Clicks Group Ltd. (Food & Staples Retailing)	286,366
982	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	5,701
4,922	Fortress REIT Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	2,697
1,365	Gold Fields Ltd. (Metals & Mining)	10,160
40,189	Gold Fields Ltd. ADR (Metals & Mining)	294,987
3,448	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	2,591
930	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	953
574	Investec Ltd. (Capital Markets)	1,195
3,276	Kumba Iron Ore Ltd. (Metals & Mining)	61,657
2,037	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	317,056
2,467	Old Mutual Ltd. (Insurance)	1,791
13,532	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	1,666
1,042	Sappi Ltd. (Paper & Forest Products)	1,265
174	Sasol Ltd. (Chemicals)	826
51,946	Sibanye Stillwater Ltd.* (Metals & Mining)	105,823
1,119	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	1,241
21	The Bidvest Group Ltd. (Industrial Conglomerates)	170
445	The Foschini Group Ltd. (Specialty Retail)	1,746
520	The SPAR Group Ltd. (Food & Staples Retailing)	4,956
355	Tiger Brands Ltd. (Food Products)	3,457
978	Woolworths Holdings Ltd. (Multiline Retail)	1,611

		1,159,183

South Korea – 1.5%
63	AMOREPACIFIC Group (Personal Products)	3,015
2,379	BS Financial Group, Inc. (Banks)	9,894
126	CJ CheilJedang Corp. (Food Products)	25,671
36	CJ Corp. (Industrial Conglomerates)	2,405
45	CJ ENM Co. Ltd. (Internet & Direct Marketing Retail)	4,734
1,323	Daelim Industrial Co. Ltd. (Construction & Engineering)	95,460

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,737	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	$38,189
215	DB Insurance Co. Ltd. (Insurance)	7,853
2,894	DGB Financial Group, Inc. (Banks)	12,563
16	E-MART, Inc. (Food & Staples Retailing)	1,577
415	F&F Co. Ltd. (Textiles, Apparel & Luxury Goods)	36,433
173	GS Engineering & Construction Corp. (Construction & Engineering)	3,612
1,002	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	31,528
6,956	Hana Financial Group, Inc. (Banks)	158,792
233	Hankook Tire & Technology Co. Ltd. (Auto Components)	4,088
342	Hanwha Corp. (Industrial Conglomerates)	3,203
1,374	Hanwha Life Insurance Co. Ltd. (Insurance)	2,047
200	Hite Jinro Co Ltd. (Beverages)	5,337
70	Hyundai Department Store Co. Ltd. (Multiline Retail)	4,177
65	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	5,433
433	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	9,364
2,351	Hyundai Mobis Co. Ltd. (Auto Components)	332,385
1,153	Hyundai Motor Co. (Automobiles)	87,509
4,121	Industrial Bank of Korea (Banks)	26,846
194	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	4,009
6,563	KB Financial Group, Inc. (Banks)	187,776
17,217	Kia Motors Corp. (Automobiles)	420,520
386	Korea Electric Power Corp.* (Electric Utilities)	7,544
1,100	Korea Investment Holdings Co. Ltd. (Capital Markets)	45,541
17	Korea Zinc Co. Ltd. (Metals & Mining)	5,403
12,055	KT Corp. ADR (Diversified Telecommunication Services)	118,260
152	KT&G Corp. (Tobacco)	10,149
41	LG Corp. (Industrial Conglomerates)	2,086
1,817	LG Electronics, Inc. (Household Durables)	81,774
5	LG Household & Health Care Ltd. (Personal Products)	5,670
753	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	81,582
1,375	LG Uplus Corp. (Diversified Telecommunication Services)	15,099
19	Lotte Chemical Corp. (Chemicals)	3,376
46	Lotte Shopping Co. Ltd. (Multiline Retail)	3,767
51	NAVER Corp. (Interactive Media & Services)	8,269
369	NCSoft Corp. (Entertainment)	195,514

Common Stocks – (continued)
South Korea – (continued)
313	NH Investment & Securities Co. Ltd. (Capital Markets)	2,491
59	OCI Co. Ltd. (Chemicals)	1,936
1,251	Orion Corp. (Food Products)	128,160
123	POSCO (Metals & Mining)	18,586
76	S-1 Corp. (Commercial Services & Supplies)	5,407
44	Samsung C&T Corp. (Industrial Conglomerates)	3,853
32	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	2,992
41,670	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,710,554
1,232	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,280,210
27	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,234
17	Samsung Life Insurance Co. Ltd. (Insurance)	689
108	Samsung Securities Co. Ltd. (Capital Markets)	2,676
1,211	Seegene, Inc. (Biotechnology)	91,210
15,338	Shinhan Financial Group Co. Ltd. (Banks)	388,857
14	Shinsegae, Inc. (Multiline Retail)	3,037
237	SK Holdings Co. Ltd. (Industrial Conglomerates)	35,376
1,051	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	72,327
164	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	13,230
1,615	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	280,693
39,178	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	749,475
903	Soulbrain Co. Ltd. (Chemicals)	54,349
8,621	Woori Financial Group, Inc. (Banks)	59,704
120	Yuhan Corp. (Pharmaceuticals)	4,662

		7,023,162

Spain – 0.7%
342	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	8,552
496	Aena SME SA(a) (Transportation Infrastructure)	62,786
4,994	Almirall SA (Pharmaceuticals)	64,403
25,077	Amadeus IT Group SA (IT Services)	1,196,987
150,301	Banco Bilbao Vizcaya Argentaria SA (Banks)	491,301
1,322	Banco Santander SA (Banks)	2,954
1,254	Bankinter SA (Banks)	5,177
199,407	CaixaBank SA (Banks)	358,758

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
331	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	$17,313
1,902	Enagas SA (Gas Utilities)	44,396
557	Endesa SA (Electric Utilities)	12,354
532	Ferrovial SA (Construction & Engineering)	13,321
22,538	Iberdrola SA (Electric Utilities)	224,203
15,932	Indra Sistemas SA* (IT Services)	137,397
10,915	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	105,427
17,130	International Consolidated Airlines Group SA (Airlines)	47,782
14,347	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	133,142
1,019	Naturgy Energy Group SA (Gas Utilities)	18,003
318	Red Electrica Corp. SA (Electric Utilities)	5,598
825	Repsol SA (Oil, Gas & Consumable Fuels)	7,488
5,453	Telefonica SA (Diversified Telecommunication Services)	24,934

		2,982,276

Sweden – 0.6%
7,387	AAK AB (Food Products)	120,658
91	Alfa Laval AB (Machinery)	1,701
621	Assa Abloy AB Class B (Building Products)	11,117
16,078	Atlas Copco AB Class A (Machinery)	554,120
622	Boliden AB (Metals & Mining)	12,538
13,521	Castellum AB (Real Estate Management & Development)	237,156
9,733	Elekta AB Class B (Health Care Equipment & Supplies)	88,428
1,068	Epiroc AB Class A (Machinery)	10,688
14,514	Essity AB Class B* (Household Products)	470,157
1,622	Fastighets AB Balder* (Real Estate Management & Development)	64,097
799	Hennes & Mauritz AB Class B (Specialty Retail)	10,922
363	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	17,813
19,213	Husqvarna AB Class B (Household Durables)	115,610
817	ICA Gruppen AB (Food & Staples Retailing)	35,748
337	Industrivarden AB Class A (Diversified Financial Services)	6,916
898	Industrivarden AB Class C (Diversified Financial Services)	18,376
150	Investor AB (Diversified Financial Services)	7,400
731	Investor AB Class B (Diversified Financial Services)	36,329
3,201	Kinnevik AB Class B (Diversified Financial Services)	65,790

Common Stocks – (continued)
Sweden – (continued)
555	L E Lundbergforetagen AB Class B (Diversified Financial Services)	23,303
4,575	Loomis AB Class B (Commercial Services & Supplies)	111,565
7,300	Mycronic AB (Electronic Equipment, Instruments & Components)	121,944
297	Nibe Industrier AB Class B (Building Products)	5,541
1,257	Sandvik AB (Machinery)	19,337
1,020	Securitas AB Class B (Commercial Services & Supplies)	12,069
1,255	Skanska AB Class B (Construction & Engineering)	23,877
969	SKF AB Class B (Machinery)	15,294
3,702	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	39,266
15,939	Swedbank AB Class A (Banks)	188,625
814	Swedish Match AB (Tobacco)	50,302
1,130	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	9,654
5,246	Telia Co. AB (Diversified Telecommunication Services)	18,240
11,180	Trelleborg AB Class B (Machinery)	142,365

		2,666,946

Switzerland – 3.6%
64,903	ABB Ltd. (Electrical Equipment)	1,232,006
657	Adecco Group AG (Professional Services)	28,751
15,170	Alcon, Inc.* (Health Care Equipment & Supplies)	800,627
110,361	Aryzta AG* (Food Products)	44,842
421	Baloise Holding AG (Insurance)	62,989
6	Barry Callebaut AG (Food Products)	11,748
491	Bucher Industries AG (Machinery)	138,479
1,724	Cembra Money Bank AG (Consumer Finance)	163,897
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	7,790
5,288	Chubb Ltd. (Insurance)	571,157
22,717	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,288,813
962	Clariant AG (Chemicals)	17,783
216	Coca-Cola HBC AG (Beverages)	5,473
473	Credit Suisse Group AG (Capital Markets)	4,319
137	Dufry AG (Specialty Retail)	4,486
16	EMS-Chemie Holding AG (Chemicals)	10,347
10	Flughafen Zurich AG (Transportation Infrastructure)	1,237
39	Geberit AG (Building Products)	17,441
18	Georg Fischer AG (Machinery)	13,433
12	Givaudan SA (Chemicals)	40,239
2,151	Glencore PLC* (Metals & Mining)	4,030
235	Helvetia Holding AG (Insurance)	21,422

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
7,605	Julius Baer Group Ltd.* (Capital Markets)	$298,688
339	Kuehne & Nagel International AG (Marine)	48,491
221	LafargeHolcim Ltd.* (Construction Materials)	9,179
251	Logitech International SA (Technology Hardware, Storage & Peripherals)	12,089
26,315	Nestle SA (Food Products)	2,787,022
24,447	Novartis AG (Pharmaceuticals)	2,086,269
255	Pargesa Holding SA (Diversified Financial Services)	18,140
2,454	PSP Swiss Property AG (Real Estate Management & Development)	285,075
7,826	Roche Holding AG (Pharmaceuticals)	2,710,193
71	Schindler Holding AG (Machinery)	15,651
3	SGS SA (Professional Services)	6,767
5,516	Sika AG (Chemicals)	912,397
61	Sonova Holding AG (Health Care Equipment & Supplies)	11,018
5	Straumann Holding AG (Health Care Equipment & Supplies)	3,804
123	Swiss Life Holding AG (Insurance)	43,619
806	Swiss Prime Site AG (Real Estate Management & Development)	76,737
9,541	Swiss Re AG (Insurance)	693,309
461	Swisscom AG (Diversified Telecommunication Services)	239,532
556	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	40,844
52	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	10,434
62,947	UBS Group AG* (Capital Markets)	674,005
83	Valora Holding AG* (Specialty Retail)	14,909
36	Vifor Pharma AG (Pharmaceuticals)	5,401
1,246	Wizz Air Holdings PLC*(a) (Airlines)	45,031
2,340	Zurich Insurance Group AG (Insurance)	741,907

		16,281,820

Taiwan – 1.3%
3,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)	1,661
1,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,458
159,548	Asia Cement Corp. (Construction Materials)	234,392
1,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	6,760
35,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	9,204
46,206	Cathay Financial Holding Co. Ltd. (Insurance)	61,653
10,741	Chang Hwa Commercial Bank Ltd. (Banks)	7,024
3,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	3,449

Common Stocks – (continued)
Taiwan – (continued)
2,040	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	5,746
16,000	China Development Financial Holding Corp. (Insurance)	4,841
5,203	China Life Insurance Co. Ltd.* (Insurance)	3,553
9,000	China Steel Corp. (Metals & Mining)	6,028
5,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	18,377
14,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	8,925
9,000	CTBC Financial Holding Co. Ltd. (Banks)	5,997
1,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	4,664
4,083	E.Sun Financial Holding Co. Ltd. (Banks)	3,710
1,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	9,983
6,000	Far Eastern New Century Corp. (Industrial Conglomerates)	5,210
4,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	8,909
200	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,138
7,917	First Financial Holding Co. Ltd. (Banks)	5,831
2,500	Formosa Chemicals & Fibre Corp. (Chemicals)	6,333
2,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	6,001
2,000	Formosa Plastic Corp. (Chemicals)	5,870
68,394	Foxconn Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	131,323
285,217	Fubon Financial Holding Co. Ltd. (Insurance)	403,291
10,000	Grape King Bio Ltd. (Personal Products)	66,229
3,000	Highwealth Construction Corp. (Real Estate Management & Development)	4,378
180,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	462,594
8,682	Hua Nan Financial Holdings Co. Ltd. (Banks)	5,640
15,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	3,258
2,948	International Games System Co. Ltd. (Entertainment)	54,898
17,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	13,357
48,340	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	75,118

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
12,000	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	$133,570
5,000	Macronix International (Semiconductors & Semiconductor Equipment)	5,965
13,967	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	192,862
6,000	Mega Financial Holding Co. Ltd. (Banks)	6,036
2,000	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,204
3,000	Nan Ya Plastics Corp. (Chemicals)	6,637
1,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	6,219
3,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	6,582
8,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	75,916
9,000	Pixart Imaging, Inc. (Semiconductors & Semiconductor Equipment)	52,678
6,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	5,650
1,000	President Chain Store Corp. (Food & Staples Retailing)	10,341
4,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	8,643
58,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	191,957
5,096	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	43,639
1,800	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	4,122
9,980	Shin Kong Financial Holding Co. Ltd. (Insurance)	2,841
10,744	Shin Zu Shing Co. Ltd. (Machinery)	47,145
1,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	10,386
255,521	SinoPac Financial Holdings Co. Ltd. (Banks)	104,001
6,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	8,007
16,726	Taishin Financial Holding Co. Ltd. (Banks)	7,114
25,226	Taiwan Business Bank (Banks)	9,138
5,332	Taiwan Cement Corp. (Construction Materials)	7,693
6,561	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	4,406
3,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	10,809

Common Stocks – (continued)
Taiwan – (continued)
120,305	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,213,612
27,866	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	1,480,521
6,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	5,399
2,731	The Shanghai Commercial & Savings Bank Ltd. (Banks)	4,022
2,000	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	7,067
3,000	Uni-President Enterprises Corp. (Food Products)	6,985
430,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	222,692
2,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,640
7,000	Walsin Lihwa Corp. (Electrical Equipment)	3,071
9,094	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	81,296
6,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,784
11,791	Wistron Corp. (Technology Hardware, Storage & Peripherals)	11,057
1,726	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	44,288
4,880	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	6,357
6,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	77,630
108,223	Yuanta Financial Holding Co. Ltd. (Diversified Financial Services)	61,685

		5,866,470

Thailand – 0.2%
900	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	5,482
3,000	Airports of Thailand PCL NVDR (Transportation Infrastructure)	5,722
3,700	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	2,351
2,000	Berli Jucker PCL NVDR (Food & Staples Retailing)	2,459
1,100	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	3,960
13,300	Carabao Group PCL Class F (Beverages)	32,204
276,500	Charoen Pokphand Foods PCL (Food Products)	229,042

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
11,400	Charoen Pokphand Foods PCL NVDR (Food Products)	$9,443
800	CP ALL PCL NVDR (Food & Staples Retailing)	1,749
38,113	Electricity Generating PCL (Independent Power and Renewable Electricity Producers)	333,406
17,700	Home Product Center PCL NVDR (Specialty Retail)	7,390
39,800	IRPC PCL NVDR (Oil, Gas & Consumable Fuels)	3,258
53,686	Krung Thai Bank PCL (Banks)	18,047
17,300	Krung Thai Bank PCL NVDR (Banks)	5,815
107,800	Osotspa PCL (Beverages)	137,144
190,693	PTG Energy PCL (Specialty Retail)	80,578
2,000	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	5,162
2,700	PTT Global Chemical PCL NVDR (Chemicals)	3,108
4,200	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	4,586
13,600	Thai Beverage PCL (Beverages)	6,620
1,400	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	1,751
198,900	Thanachart Capital PCL (Banks)	224,357
300	The Siam Cement PCL NVDR (Construction Materials)	3,187
86,365	TMB Bank PCL NVDR (Banks)	2,532
18,700	True Corp. PCL NVDR (Diversified Telecommunication Services)	1,909

		1,131,262

Turkey – 0.1%
690	BIM Birlesik Magazalar AS (Food & Staples Retailing)	5,464
3,377	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	3,893
91,135	Haci Omer Sabanci Holding AS (Diversified Financial Services)	106,481
2,871	KOC Holding AS (Industrial Conglomerates)	6,300
17,970	Migros Ticaret AS* (Food & Staples Retailing)	75,936
197	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	2,558
1,237	Turk Hava Yollari AO* (Airlines)	1,893
2,457	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	4,895
23,785	Turkiye Garanti Bankasi AS (Banks)	28,381
83,282	Turkiye Halk Bankasi AS (Banks)	61,960
89,587	Turkiye Is Bankasi AS Class C* (Banks)	63,594
313,423	Turkiye Sinai Kalkinma Bankasi AS* (Diversified Financial Services)	46,187

		407,542

Common Stocks – (continued)
United Arab Emirates – 0.1%
3,136	Abu Dhabi Commercial Bank PJSC (Banks)	3,769
99,415	Aldar Properties PJSC (Real Estate Management & Development)	48,528
10,620	Dubai Islamic Bank PJSC (Banks)	10,594
76,355	Emaar Properties PJSC (Real Estate Management & Development)	55,997
106,306	Emirates NBD Bank PJSC (Banks)	246,988
2,312	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	9,716
1,631	First Abu Dhabi Bank PJSC (Banks)	5,086

		380,678

United Kingdom – 5.2%
3,186	3i Group PLC (Capital Markets)	31,299
176	Admiral Group PLC (Insurance)	5,136
14,400	Aggreko PLC (Commercial Services & Supplies)	83,040
8,464	Amcor PLC (Containers & Packaging)	77,129
1,433	Anglo American PLC (Metals & Mining)	25,486
237	Aptiv PLC (Auto Components)	16,483
202	Ashtead Group PLC (Trading Companies & Distributors)	5,518
7,447	AstraZeneca PLC (Pharmaceuticals)	778,897
2,744	Auto Trader Group PLC(a) (Interactive Media & Services)	15,796
133,638	Aviva PLC (Insurance)	404,138
5,561	BAE Systems PLC (Aerospace & Defense)	35,470
186,679	Balfour Beatty PLC (Construction & Engineering)	607,585
1,091,187	Barclays PLC (Banks)	1,457,061
4,234	Barratt Developments PLC (Household Durables)	27,603
565	Bellway PLC (Household Durables)	18,906
421	Berkeley Group Holdings PLC (Household Durables)	22,100
985	BHP Group PLC (Metals & Mining)	16,533
28,259	Boohoo Group PLC* (Internet & Direct Marketing Retail)	114,828
96,021	BP PLC (Oil, Gas & Consumable Fuels)	378,362
31,320	British American Tobacco PLC (Tobacco)	1,207,205
5,671	BT Group PLC (Diversified Telecommunication Services)	8,266
239	Bunzl PLC (Trading Companies & Distributors)	5,187
545	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	9,463
3,600	Capri Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	54,900
544	Carnival PLC (Hotels, Restaurants & Leisure)	7,496

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
22,583	Centrica PLC (Multi-Utilities)	$11,295
7,366	Clinigen Healthcare Ltd. (Life Sciences Tools & Services)	66,983
5,028	Coca-Cola European Partners PLC (Beverages)	199,310
51,175	Compass Group PLC (Hotels, Restaurants & Leisure)	861,142
5,647	Computacenter PLC (IT Services)	103,204
41,703	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	111,385
292	Croda International PLC (Chemicals)	17,905
3,246	Dechra Pharmaceuticals PLC (Pharmaceuticals)	112,987
599	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	23,405
25,878	Diageo PLC (Beverages)	890,976
35,688	Direct Line Insurance Group PLC (Insurance)	121,590
44,303	DS Smith PLC (Containers & Packaging)	173,710
60,631	Experian PLC (Professional Services)	1,820,771
3,154	Ferguson PLC (Trading Companies & Distributors)	227,410
5,546	Future PLC (Media)	71,872
18,500	Gates Industrial Corp. PLC* (Machinery)	158,915
2,108	Genus PLC (Biotechnology)	90,564
2,222	GlaxoSmithKline PLC (Pharmaceuticals)	46,357
17,282	GVC Holdings PLC (Hotels, Restaurants & Leisure)	164,038
5,591	Halma PLC (Electronic Equipment, Instruments & Components)	146,989
173	Hargreaves Lansdown PLC (Capital Markets)	3,130
5,394	Hikma Pharmaceuticals PLC (Pharmaceuticals)	160,655
742	Howden Joinery Group PLC (Trading Companies & Distributors)	4,893
3,179	HSBC Holdings PLC (Banks)	16,340
41,832	Ibstock PLC(a) (Construction Materials)	105,812
15,245	IG Group Holdings PLC (Capital Markets)	144,496
1,039	IHS Markit Ltd. (Professional Services)	69,925
26,606	Inchcape PLC (Distributors)	167,594
2,538	Informa PLC (Media)	14,020
184	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	8,382
11,206	Intermediate Capital Group PLC (Capital Markets)	158,529
6,726	International Game Technology PLC (Hotels, Restaurants & Leisure)	50,714
97	Intertek Group PLC (Professional Services)	5,789
4,055	ITV PLC (Media)	3,894
57,671	J Sainsbury PLC (Food & Staples Retailing)	143,531
11,992	JD Sports Fashion PLC (Specialty Retail)	79,487
12,781	Johnson Matthey PLC (Chemicals)	320,235

Common Stocks – (continued)
United Kingdom – (continued)
5,312	Keywords Studios PLC (IT Services)	106,579
5,693	Kingfisher PLC (Specialty Retail)	11,294
3,128	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	26,085
1,681	Legal & General Group PLC (Insurance)	4,322
839	Linde PLC (Chemicals)	154,368
11,125	Lloyds Banking Group PLC (Banks)	4,501
48	London Stock Exchange Group PLC (Capital Markets)	4,493
73,781	Man Group PLC (Capital Markets)	123,613
6,281	Marks & Spencer Group PLC (Multiline Retail)	7,318
2,844	Meggitt PLC (Aerospace & Defense)	9,959
38,795	Micro Focus International PLC (Software)	230,007
857	Mondi PLC (Paper & Forest Products)	15,134
22,877	National Express Group PLC (Road & Rail)	78,723
3,803	National Grid PLC (Multi-Utilities)	44,566
328	Next PLC (Multiline Retail)	19,529
661	Nielsen Holdings PLC (Professional Services)	9,737
4,136	Nomad Foods Ltd.* (Food Products)	85,243
559	Ocado Group PLC* (Internet & Direct Marketing Retail)	11,291
15,975	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	66,883
2,316	Pearson PLC (Media)	13,356
2,745	Pennon Group PLC (Water Utilities)	37,798
797	Persimmon PLC (Household Durables)	22,082
22,694	Phoenix Group Holdings PLC (Insurance)	172,209
50,838	Prudential PLC (Insurance)	717,192
34,960	QinetiQ Group PLC (Aerospace & Defense)	133,692
7,825	Reckitt Benckiser Group PLC (Household Products)	651,821
13,124	Redrow PLC (Household Durables)	76,254
69,802	RELX PLC (Professional Services)	1,577,600
37,435	Rentokil Initial PLC (Commercial Services & Supplies)	222,724
2,217	Rightmove PLC (Interactive Media & Services)	13,862
14,329	Rio Tinto PLC (Metals & Mining)	665,132
273,536	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,132,152
3,431	Royal Bank of Scotland Group PLC (Banks)	4,787
1,041	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	17,139
167	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	2,673
2,215	RSA Insurance Group PLC (Insurance)	10,038
220	Schroders PLC (Capital Markets)	7,348

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
22,016	Segro PLC (Equity Real Estate Investment Trusts (REITs))	$230,761
42,831	Smith & Nephew PLC (Health Care Equipment & Supplies)	838,163
17,549	Smiths Group PLC (Industrial Conglomerates)	273,245
7,304	Softcat PLC (IT Services)	103,714
244	Spirax-Sarco Engineering PLC (Machinery)	26,703
32,805	SSE PLC (Electric Utilities)	514,559
5,587	Standard Life Aberdeen PLC (Capital Markets)	15,474
1,406	Tate & Lyle PLC (Food Products)	12,598
9,552	Taylor Wimpey PLC (Household Durables)	17,641
166,056	Tesco PLC (Food & Staples Retailing)	491,163
2,865	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	14,615
2,068	The Sage Group PLC (Software)	16,632
19,662	TP ICAP PLC (Capital Markets)	83,941
1,072	Travis Perkins PLC (Trading Companies & Distributors)	13,998
3,864	Ultra Electronics Holdings PLC (Aerospace & Defense)	95,662
8,222	Unilever PLC (Personal Products)	423,369
3,442	United Utilities Group PLC (Water Utilities)	38,963
15,054	Vesuvius PLC (Machinery)	75,994
604,088	Vodafone Group PLC (Wireless Telecommunication Services)	852,171
9,455	WH Smith PLC (Specialty Retail)	149,244
12,973	Whitbread PLC (Hotels, Restaurants & Leisure)	486,653
8,721	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	20,042
6,710	WPP PLC (Media)	52,064

		23,630,994

United States – 41.5%
763	3M Co. (Industrial Conglomerates)	115,915
2,356	Abbott Laboratories (Health Care Equipment & Supplies)	216,964
16,675	AbbVie, Inc. (Biotechnology)	1,370,685
8,771	ABM Industries, Inc. (Commercial Services & Supplies)	302,512
10,779	ACCO Brands Corp. (Commercial Services & Supplies)	79,765
4,773	Activision Blizzard, Inc. (Entertainment)	304,183
200	Acuity Brands, Inc. (Electrical Equipment)	17,318
1,557	Adobe, Inc.* (Software)	550,617
244	Advance Auto Parts, Inc. (Specialty Retail)	29,502
708	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	37,092

Common Stocks – (continued)
United States – (continued)
1,059	AECOM* (Construction & Engineering)	38,399
5,221	Aegion Corp.* (Construction & Engineering)	83,797
8,536	AES Corp. (Independent Power and Renewable Electricity Producers)	113,102
3,300	Affiliated Managers Group, Inc. (Capital Markets)	230,868
3,073	Aflac, Inc. (Insurance)	114,439
528	Agilent Technologies, Inc. (Life Sciences Tools & Services)	40,476
5,219	Air Lease Corp. (Trading Companies & Distributors)	136,477
978	Air Products & Chemicals, Inc. (Chemicals)	220,617
887	Akamai Technologies, Inc.* (IT Services)	86,669
2,365	Alamo Group, Inc. (Machinery)	232,811
275	Albemarle Corp. (Chemicals)	16,893
277	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	43,514
122	Alexion Pharmaceuticals, Inc.* (Biotechnology)	13,111
62	Alleghany Corp. (Insurance)	33,090
1,510	Allegiant Travel Co. (Airlines)	118,505
889	Alliant Energy Corp. (Electric Utilities)	43,161
3,387	Ally Financial, Inc. (Consumer Finance)	55,513
732	Alphabet, Inc. Class A* (Interactive Media & Services)	985,784
2,019	Alphabet, Inc. Class C* (Interactive Media & Services)	2,722,945
12,500	Altria Group, Inc. (Tobacco)	490,625
2,440	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,036,560
2,858	Amdocs Ltd. (IT Services)	184,170
1,472	Ameren Corp. (Multi-Utilities)	107,088
1,074	American Electric Power Co., Inc. (Electric Utilities)	89,260
2,700	American Equity Investment Life Holding Co. (Insurance)	56,754
156	American Express Co. (Consumer Finance)	14,235
8,977	American International Group, Inc. (Insurance)	228,285
490	American Water Works Co., Inc. (Water Utilities)	59,628
2,500	Ameriprise Financial, Inc. (Capital Markets)	287,350
8,666	Ameris Bancorp (Banks)	220,376
4,271	AMERISAFE, Inc. (Insurance)	271,935
480	AmerisourceBergen Corp. (Health Care Providers & Services)	43,037
376	AMETEK, Inc. (Electrical Equipment)	31,535
82	Amgen, Inc. (Biotechnology)	19,616
365	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	32,215

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
504	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	$55,238
608	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	56,459
6,083	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	38,019
1,732	ANSYS, Inc.* (Software)	453,490
7,185	Anthem, Inc. (Health Care Providers & Services)	2,017,045
1,500	Apache Corp. (Oil, Gas & Consumable Fuels)	19,620
2,298	Apergy Corp.* (Energy Equipment & Services)	21,165
2,800	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	27,104
16,213	Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,763,379
8,419	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	418,256
1,119	Aramark (Hotels, Restaurants & Leisure)	30,560
2,951	Arch Capital Group Ltd.* (Insurance)	70,913
6,611	Archer-Daniels-Midland Co. (Food Products)	245,533
88,400	Ares Capital Corp. (Capital Markets)	1,135,056
3,169	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	24,560
662	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	41,653
1,720	Arthur J. Gallagher & Co. (Insurance)	135,020
2,807	ASGN, Inc.* (Professional Services)	130,385
38	Assurant, Inc. (Insurance)	4,037
6,313	Assured Guaranty Ltd. (Insurance)	187,685
31,351	AT&T, Inc. (Diversified Telecommunication Services)	955,265
587	Atmos Energy Corp. (Gas Utilities)	59,856
6,583	AtriCure, Inc.* (Health Care Equipment & Supplies)	283,859
627	Automatic Data Processing, Inc. (IT Services)	91,975
2,600	AutoNation, Inc.* (Specialty Retail)	96,824
51	AutoZone, Inc.* (Specialty Retail)	52,036
168	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	27,376
591	Avery Dennison Corp. (Containers & Packaging)	65,240
3,344	Axis Capital Holdings Ltd. (Insurance)	122,390
2,431	Balchem Corp. (Chemicals)	216,942
1,231	Ball Corp. (Containers & Packaging)	80,741
29,114	Bank of America Corp. (Banks)	700,192
5,230	BankUnited, Inc. (Banks)	103,606
7,996	Baxter International, Inc. (Health Care Equipment & Supplies)	709,885

Common Stocks – (continued)
United States – (continued)
1,336	Becton Dickinson & Co. (Health Care Equipment & Supplies)	337,380
4,367	Belden, Inc. (Electronic Equipment, Instruments & Components)	149,308
10,389	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	1,946,483
1,070	Best Buy Co., Inc. (Specialty Retail)	82,101
1,180	Biogen, Inc.* (Biotechnology)	350,259
610	BlackRock, Inc. (Capital Markets)	306,244
5,813	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	136,780
4,150	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	88,188
937	Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,387,294
613	BorgWarner, Inc. (Auto Components)	17,513
1,325	Boston Scientific Corp.* (Health Care Equipment & Supplies)	49,661
9,949	Bristol-Myers Squibb Co. (Pharmaceuticals)	604,999
3,800	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	43,510
298	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	80,943
10,250	Broadridge Financial Solutions, Inc. (IT Services)	1,189,000
4,108	Brown & Brown, Inc. (Insurance)	147,518
1,048	Brown-Forman Corp. Class B (Beverages)	65,186
3,700	Brunswick Corp. (Leisure Products)	176,564
2,271	Bunge Ltd. (Food Products)	90,091
87	Burlington Stores, Inc.* (Specialty Retail)	15,894
200	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	14,180
600	Cabot Corp. (Chemicals)	20,334
1,157	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	25,014
950	CACI International, Inc. Class A* (IT Services)	237,633
2,832	Cactus, Inc. Class A (Energy Equipment & Services)	50,353
1,630	Cadence Design Systems, Inc.* (Software)	132,242
2,087	Cantel Medical Corp. (Health Care Equipment & Supplies)	77,219
6,316	Capital One Financial Corp. (Consumer Finance)	409,024
5,099	Cardinal Health, Inc. (Health Care Providers & Services)	252,299
159	CarMax, Inc.* (Specialty Retail)	11,710
637	Carrier Global Corp.* (Building Products)	11,281
7,026	Catalent, Inc.* (Pharmaceuticals)	485,848
9,489	Cathay General Bancorp (Banks)	264,933

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
549	CBRE Group, Inc. Class A* (Real Estate Management & Development)	$23,569
1,998	CDW Corp. (Electronic Equipment, Instruments & Components)	221,378
351	Celanese Corp. (Chemicals)	29,158
308	Centene Corp.* (Health Care Providers & Services)	20,507
1,552	CenterPoint Energy, Inc. (Multi-Utilities)	26,431
2,602	CenterState Bank Corp. (Banks)	45,249
3,777	Central Garden & Pet Co.* (Household Products)	124,414
8,931	Central Garden & Pet Co. Class A* (Household Products)	271,592
851	CenturyLink, Inc. (Diversified Telecommunication Services)	9,038
233	Cerner Corp. (Health Care Technology)	16,168
20,580	Change Healthcare, Inc.* (Health Care Technology)	239,551
131	Charter Communications, Inc. Class A* (Media)	64,875
1,500	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	70,035
4,655	Chevron Corp. (Oil, Gas & Consumable Fuels)	428,260
68	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	59,741
723	Church & Dwight Co., Inc. (Household Products)	50,603
1,407	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	141,010
4,147	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	69,504
3,443	Ciena Corp.* (Communications Equipment)	159,239
2,728	Cigna Corp.* (Health Care Providers & Services)	534,088
896	Cincinnati Financial Corp. (Insurance)	58,957
1,578	Cintas Corp. (Commercial Services & Supplies)	350,048
15,929	Cisco Systems, Inc. (Communications Equipment)	675,071
10,745	Citigroup, Inc. (Banks)	521,777
651	Citizens Financial Group, Inc. (Banks)	14,576
213	Citrix Systems, Inc. (Software)	30,887
227	CME Group, Inc. (Capital Markets)	40,454
1,680	CMS Energy Corp. (Multi-Utilities)	95,911
12,475	Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,045,779
7,806	Cognizant Technology Solutions Corp. Class A (IT Services)	452,904
3,963	Cohen & Steers, Inc. (Capital Markets)	228,824
559	Colgate-Palmolive Co. (Household Products)	39,281
2,377	Columbia Banking System, Inc. (Banks)	64,155

Common Stocks – (continued)
United States – (continued)
4,100	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	58,589
1,713	Comcast Corp. Class A (Media)	64,460
251	Comerica, Inc. (Banks)	8,750
2,918	Compass Minerals International, Inc. (Metals & Mining)	143,449
1,524	Conagra Brands, Inc. (Food Products)	50,963
342	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	19,398
640	ConocoPhillips (Oil, Gas & Consumable Fuels)	26,944
1,165	Consolidated Edison, Inc. (Multi-Utilities)	91,802
146	Constellation Brands, Inc. Class A (Beverages)	24,045
2,034	Copart, Inc.* (Commercial Services & Supplies)	162,944
1,700	CoreCivic, Inc. (Equity Real Estate Investment Trusts (REITs))	22,304
1,013	Corning, Inc. (Electronic Equipment, Instruments & Components)	22,296
8,451	Corteva, Inc.* (Chemicals)	221,332
154	CoStar Group, Inc.* (Professional Services)	99,832
966	Costco Wholesale Corp. (Food & Staples Retailing)	292,698
26,000	Coty, Inc. Class A (Personal Products)	141,700
1,343	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	40,518
3,860	Covanta Holding Corp. (Commercial Services & Supplies)	30,031
1,000	Crane Co. (Machinery)	54,450
4,253	Credit Acceptance Corp.* (Consumer Finance)	1,325,107
4,471	CryoLife, Inc.* (Health Care Equipment & Supplies)	99,837
6,421	CryoPort, Inc.* (Health Care Equipment & Supplies)	120,972
1,300	CSX Corp. (Road & Rail)	86,099
407	Cummins, Inc. (Machinery)	66,545
1,136	Curtiss-Wright Corp. (Aerospace & Defense)	117,746
25,687	CVS Health Corp. (Health Care Providers & Services)	1,581,035
2,415	D.R. Horton, Inc. (Household Durables)	114,036
1,739	Danaher Corp. (Health Care Equipment & Supplies)	284,257
361	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	26,638
1,495	DaVita, Inc.* (Health Care Providers & Services)	118,120
877	Delta Air Lines, Inc. (Airlines)	22,723
7,347	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	311,807
986	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,295

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
6,500	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	$283,010
5,218	Discover Financial Services (Consumer Finance)	224,217
392	Dollar General Corp. (Multiline Retail)	68,718
324	Dollar Tree, Inc.* (Multiline Retail)	25,813
6,851	Dominion Energy, Inc. (Multi-Utilities)	528,418
39	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	14,115
451	Dover Corp. (Machinery)	42,236
1,195	Dow, Inc.* (Chemicals)	43,845
2,461	Dril-Quip, Inc.* (Energy Equipment & Services)	81,533
585	DTE Energy Co. (Multi-Utilities)	60,688
2,000	Duke Energy Corp. (Electric Utilities)	169,320
1,333	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	46,255
6,772	DuPont de Nemours, Inc. (Chemicals)	318,419
9,463	DXC Technology Co. (IT Services)	171,564
2,400	Eagle Materials, Inc. (Construction Materials)	146,424
2,594	Eastman Chemical Co. (Chemicals)	156,963
7,443	eBay, Inc. (Internet & Direct Marketing Retail)	296,455
959	Ecolab, Inc. (Chemicals)	185,567
1,329	Edison International (Electric Utilities)	78,026
2,071	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	450,442
698	Elanco Animal Health, Inc.* (Pharmaceuticals)	17,248
28,499	Electronic Arts, Inc.* (Entertainment)	3,256,296
1,272	Eli Lilly & Co. (Pharmaceuticals)	196,702
1,600	EMCOR Group, Inc. (Construction & Engineering)	101,648
308	Emerson Electric Co. (Electrical Equipment)	17,565
6,092	Energizer Holdings, Inc. (Household Products)	237,344
4,309	EnerSys (Electrical Equipment)	251,603
5,014	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	271,909
1,271	Entergy Corp. (Electric Utilities)	121,393
5,652	Envista Holdings Corp.* (Health Care Equipment & Supplies)	110,044
346	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,438
600	EPR Properties (Equity Real Estate Investment Trusts (REITs))	17,652
1,100	Equitable Holdings, Inc. (Diversified Financial Services)	20,152
433	Equity Residential (Equity Real Estate Investment Trusts (REITs))	28,171
4,398	Essent Group Ltd. (Thrifts & Mortgage Finance)	120,153
258	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	62,978

Common Stocks – (continued)
United States – (continued)
1,934	Evercore, Inc. Class A (Capital Markets)	99,794
1,423	Everest Re Group Ltd. (Insurance)	246,364
1,220	Evergy, Inc. (Electric Utilities)	71,285
723	Eversource Energy (Electric Utilities)	58,346
11,637	Exelon Corp. (Electric Utilities)	431,500
121	Expedia Group, Inc. (Internet & Direct Marketing Retail)	8,589
1,248	Expeditors International of Washington, Inc. (Air Freight & Logistics)	89,363
21,248	Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	230,966
5,200	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	241,644
339	F5 Networks, Inc.* (Communications Equipment)	47,209
26,750	Facebook, Inc. Class A* (Interactive Media & Services)	5,475,992
105	FactSet Research Systems, Inc. (Capital Markets)	28,875
1,169	Fastenal Co. (Trading Companies & Distributors)	42,341
622	Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)	41,444
83	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	6,911
90	FedEx Corp. (Air Freight & Logistics)	11,409
1,117	Fidelity National Financial, Inc. (Insurance)	30,215
316	Fidelity National Information Services, Inc. (IT Services)	41,677
1,954	Fifth Third Bancorp (Banks)	36,520
1,902	First American Financial Corp. (Insurance)	87,720
178	First Citizens BancShares, Inc. Class A (Banks)	67,996
8,343	First Hawaiian, Inc. (Banks)	146,753
10,093	First Horizon National Corp. (Banks)	91,644
2,703	First Merchants Corp. (Banks)	76,522
877	First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	38,597
2,226	FirstCash, Inc. (Consumer Finance)	159,916
2,308	FirstEnergy Corp. (Electric Utilities)	95,251
1,125	Fiserv, Inc.* (IT Services)	115,943
3,119	Five Below, Inc.* (Specialty Retail)	281,209
3,734	Foot Locker, Inc. (Specialty Retail)	95,702
40,789	Ford Motor Co. (Automobiles)	207,616
152	Fortinet, Inc.* (Software)	16,376
198	Fortive Corp. (Machinery)	12,672
968	Fortune Brands Home & Security, Inc. (Building Products)	46,658
724	Fox Corp. Class A (Media)	18,730
660	Franklin Resources, Inc. (Capital Markets)	12,434
2,295	Freeport-McMoRan, Inc. (Metals & Mining)	20,265

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,726	Fresh Del Monte Produce, Inc. (Food Products)	$77,718
3,483	frontdoor, Inc.* (Diversified Consumer Services)	134,827
1,953	FTI Consulting, Inc.* (Professional Services)	248,734
8,600	Gaming and Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	242,864
124	Gartner, Inc.* (IT Services)	14,732
2,330	General Dynamics Corp. (Aerospace & Defense)	304,345
53,500	General Electric Co. (Industrial Conglomerates)	363,800
115	General Mills, Inc. (Food Products)	6,887
24,969	General Motors Co. (Automobiles)	556,559
1,853	Gentex Corp. (Auto Components)	44,917
786	Genuine Parts Co. (Distributors)	62,314
5,289	Gilead Sciences, Inc. (Biotechnology)	444,276
8,473	Glacier Bancorp, Inc. (Banks)	322,652
2,112	Global Indemnity Ltd. (Insurance)	51,934
2,186	Globe Life, Inc. (Insurance)	179,995
8,734	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	414,516
284	GoDaddy, Inc. Class A* (IT Services)	19,718
4,817	Grand Canyon Education, Inc.* (Diversified Consumer Services)	414,358
28,667	Graphic Packaging Holding Co. (Containers & Packaging)	382,704
7,557	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	75,117
6,429	Harsco Corp.* (Commercial Services & Supplies)	64,161
306	Hasbro, Inc. (Leisure Products)	22,096
1,835	HCA Healthcare, Inc. (Health Care Providers & Services)	201,630
3,450	HealthEquity, Inc.* (Health Care Providers & Services)	194,132
1,442	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	37,694
11,460	Heartland Express, Inc. (Road & Rail)	224,501
1,471	Helen of Troy Ltd.* (Household Durables)	241,656
3,880	Helios Technologies, Inc. (Machinery)	138,012
2,852	Henry Schein, Inc.* (Health Care Providers & Services)	155,605
1,064	Hess Corp. (Oil, Gas & Consumable Fuels)	51,753
2,023	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	20,351
1,500	Hexcel Corp. (Aerospace & Defense)	51,885
1,981	Hillenbrand, Inc. (Machinery)	41,502
13,761	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,041,845

Common Stocks – (continued)
United States – (continued)
628	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	20,749
5,443	Hologic, Inc.* (Health Care Equipment & Supplies)	272,694
2,947	Honeywell International, Inc. (Industrial Conglomerates)	418,179
6,146	Horace Mann Educators Corp. (Insurance)	216,093
818	Hormel Foods Corp. (Food Products)	38,323
1,446	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	17,800
4,650	Houlihan Lokey, Inc. (Capital Markets)	276,117
1,678	Howmet Aerospace, Inc. (Aerospace & Defense)	21,931
4,406	HP, Inc. (Technology Hardware, Storage & Peripherals)	68,337
2,513	HubSpot, Inc.* (Software)	423,767
313	Humana, Inc. (Health Care Providers & Services)	119,510
1,104	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	211,317
2,474	Huntsman Corp. (Chemicals)	41,588
1,049	Huron Consulting Group, Inc.* (Professional Services)	58,786
2,152	IAA, Inc.* (Commercial Services & Supplies)	83,067
396	IAC/InterActiveCorp.* (Interactive Media & Services)	88,498
3,656	ICF International, Inc. (Professional Services)	268,862
1,498	ICU Medical, Inc.* (Health Care Equipment & Supplies)	328,526
2,975	IDACORP, Inc. (Electric Utilities)	273,045
228	IDEX Corp. (Machinery)	35,028
218	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	60,517
480	Illinois Tool Works, Inc. (Machinery)	78,000
1,227	Ingevity Corp.* (Chemicals)	63,706
4,369	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	237,193
4,826	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	246,367
17,424	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,045,092
646	Intercontinental Exchange, Inc. (Capital Markets)	57,785
2,290	International Business Machines Corp. (IT Services)	287,532
206	International Flavors & Fragrances, Inc. (Chemicals)	26,992
723	International Paper Co. (Containers & Packaging)	24,763
1,787	Intuit, Inc. (Software)	482,150
200	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	102,176

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,410	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	$343,642
259	J.B. Hunt Transport Services, Inc. (Road & Rail)	26,190
2,430	Jabil, Inc. (Electronic Equipment, Instruments & Components)	69,109
680	Jacobs Engineering Group, Inc. (Construction & Engineering)	56,270
3,394	Jefferies Financial Group, Inc. (Diversified Financial Services)	46,566
16,532	Johnson & Johnson (Pharmaceuticals)	2,480,461
10,590	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,118,092
1,783	JPMorgan Chase & Co. (Banks)	170,740
1,340	Juniper Networks, Inc. (Communications Equipment)	28,944
882	Kansas City Southern (Road & Rail)	115,145
10,364	KAR Auction Services, Inc. (Commercial Services & Supplies)	155,253
2,100	KBR, Inc. (IT Services)	42,546
269	Kellogg Co. (Food Products)	17,620
12,200	Keurig Dr Pepper, Inc. (Beverages)	322,812
5,032	KeyCorp. (Banks)	58,623
415	Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40,160
425	Kimberly-Clark Corp. (Household Products)	58,854
22,860	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	348,158
48,182	KKR & Co., Inc. Class A (Capital Markets)	1,214,668
453	KLA Corp. (Semiconductors & Semiconductor Equipment)	74,333
45,800	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,702,844
603	Kohl’s Corp. (Multiline Retail)	11,131
431,200	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	711,480
373	L3Harris Technologies, Inc. (Aerospace & Defense)	72,250
508	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	83,541
1,828	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	466,652
278	Lamb Weston Holdings, Inc. (Food Products)	17,058
461	Landstar System, Inc. (Road & Rail)	47,626
487	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	23,386
1,630	LCI Industries (Auto Components)	141,354
596	Lear Corp. (Auto Components)	58,199
238	Leggett & Platt, Inc. (Household Durables)	8,361
6,109	Leidos Holdings, Inc. (IT Services)	603,630

Common Stocks – (continued)
United States – (continued)
1,622	Lennar Corp. Class A (Household Durables)	81,214
1,711	LHC Group, Inc.* (Health Care Providers & Services)	222,413
6,559	Lincoln National Corp. (Insurance)	232,648
4,571	Lithia Motors, Inc. Class A (Specialty Retail)	505,370
12,831	LKQ Corp.* (Distributors)	335,531
1,536	Lockheed Martin Corp. (Aerospace & Defense)	597,596
3,110	Loews Corp. (Insurance)	107,793
5,328	Lowe’s Cos., Inc. (Specialty Retail)	558,108
1,900	LPL Financial Holdings, Inc. (Capital Markets)	114,418
4,933	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,102,427
202	M&T Bank Corp. (Banks)	22,640
6,715	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	205,882
1,185	Macy’s, Inc. (Multiline Retail)	6,944
889	ManpowerGroup, Inc. (Professional Services)	65,999
3,486	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	21,334
800	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	25,664
45	Markel Corp.* (Insurance)	38,963
74	MarketAxess Holdings, Inc. (Capital Markets)	33,671
1,479	Marsh & McLennan Cos., Inc. (Insurance)	143,951
2,806	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	75,032
643	Masco Corp. (Building Products)	26,389
6,500	Masimo Corp.* (Health Care Equipment & Supplies)	1,390,415
1,102	MasTec, Inc.* (Construction & Engineering)	39,562
16,067	Mastercard, Inc. Class A (IT Services)	4,417,943
484	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	26,610
1,889	MAXIMUS, Inc. (IT Services)	127,167
164	McCormick & Co., Inc. (Food Products)	25,722
2,586	McDonald’s Corp. (Hotels, Restaurants & Leisure)	485,030
337	McKesson Corp. (Health Care Providers & Services)	47,601
400	MDU Resources Group, Inc. (Multi-Utilities)	8,984
1,199	MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	699,628
10,710	Merck & Co., Inc. (Pharmaceuticals)	849,731

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,321	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	$86,241
600	Meritage Homes Corp.* (Household Durables)	31,536
432	MetLife, Inc. (Insurance)	15,587
781	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	562,273
3,200	MGIC Investment Corp. (Thrifts & Mortgage Finance)	23,392
1,568	MGM Resorts International (Hotels, Restaurants & Leisure)	26,389
649	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	56,937
1,648	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	78,923
51,182	Microsoft Corp. (Software)	9,172,326
339	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	37,941
1,815	Minerals Technologies, Inc. (Chemicals)	79,933
6,364	Mobile Mini, Inc. (Commercial Services & Supplies)	181,819
220	Mohawk Industries, Inc.* (Household Durables)	19,298
391	Molson Coors Beverage Co. Class B (Beverages)	16,035
1,418	Mondelez International, Inc. Class A (Food Products)	72,942
2,500	Monster Beverage Corp.* (Beverages)	154,525
577	Moody’s Corp. (Capital Markets)	140,730
3,401	Morgan Stanley (Capital Markets)	134,101
453	Motorola Solutions, Inc. (Communications Equipment)	65,146
4,479	Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	42,909
1,652	MSCI, Inc. (Capital Markets)	540,204
234	Nasdaq, Inc. (Capital Markets)	25,663
8,705	National General Holdings Corp. (Insurance)	165,656
3,930	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	216,386
74,272	National Oilwell Varco, Inc. (Energy Equipment & Services)	938,798
17,900	Navient Corp. (Consumer Finance)	136,398
6,234	NCR Corp.* (Technology Hardware, Storage & Peripherals)	127,922
1,818	Nelnet, Inc. Class A (Consumer Finance)	87,537
257	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	11,249
2,156	Newmont Corp. (Metals & Mining)	128,239
450	NextEra Energy, Inc. (Electric Utilities)	104,004
2,005	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	174,796
2,053	NiSource, Inc. (Multi-Utilities)	51,551

Common Stocks – (continued)
United States – (continued)
7,640	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	103,293
2,114	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	20,738
247	Norfolk Southern Corp. (Road & Rail)	42,262
422	Northrop Grumman Corp. (Aerospace & Defense)	139,543
4,598	NorthWestern Corp. (Multi-Utilities)	265,259
1,501	NortonlifeLock, Inc. (Software)	31,926
542	Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	8,889
7,500	NRG Energy, Inc. (Electric Utilities)	251,475
1,679	Nucor Corp. (Metals & Mining)	69,158
4,367	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,276,387
55	NVR, Inc.* (Household Durables)	170,500
80	O’Reilly Automotive, Inc.* (Specialty Retail)	30,907
932	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	15,471
203	Okta, Inc.* (IT Services)	30,714
37	Old Dominion Freight Line, Inc. (Road & Rail)	5,376
9,727	Old Republic International Corp. (Insurance)	155,146
3,750	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	254,662
200	Omnicell, Inc.* (Health Care Technology)	14,580
211	Omnicom Group, Inc. (Media)	12,033
73,575	ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,180,511
5,000	OneMain Holdings, Inc. (Consumer Finance)	121,050
258	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,722
24,336	Oracle Corp. (Software)	1,289,078
2,100	Oshkosh Corp. (Machinery)	141,813
318	Otis Worldwide Corp.* (Machinery)	16,189
2,913	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	122,113
192	PACCAR, Inc. (Machinery)	13,292
9,261	Pacific Premier Bancorp, Inc. (Banks)	197,722
124	Packaging Corp. of America (Containers & Packaging)	11,985
2,700	PacWest Bancorp. (Banks)	54,648
3,634	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	34,341
5,033	Patrick Industries, Inc. (Building Products)	207,460
1,297	Paychex, Inc. (IT Services)	88,870
121	Paycom Software, Inc.* (Software)	31,583
2,724	Paylocity Holding Corp.* (Software)	311,980
4,575	PepsiCo, Inc. (Beverages)	605,227

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9,434	Performance Food Group Co.* (Food & Staples Retailing)	$276,888
2,700	Perspecta, Inc. (IT Services)	58,239
3,027	Pfizer, Inc. (Pharmaceuticals)	116,116
3,948	Phillips 66 (Oil, Gas & Consumable Fuels)	288,875
5,518	Phreesia, Inc.* (Health Care Technology)	140,102
7,400	Pilgrim’s Pride Corp.* (Food Products)	162,800
677	Pinnacle West Capital Corp. (Electric Utilities)	52,122
4,600	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	410,826
10,596	PolyOne Corp. (Chemicals)	246,781
5,275	Pool Corp. (Distributors)	1,116,506
1,687	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	172,664
354	PPG Industries, Inc. (Chemicals)	32,154
2,196	PPL Corp. (Electric Utilities)	55,822
5,303	PQ Group Holdings, Inc.* (Chemicals)	62,151
7,542	PRA Group, Inc.* (Consumer Finance)	209,215
11,424	Primoris Services Corp. (Construction & Engineering)	178,329
1,275	Principal Financial Group, Inc. (Insurance)	46,423
2,725	ProAssurance Corp. (Insurance)	58,288
4,803	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	428,572
1,797	Proofpoint, Inc.* (Software)	218,749
3,505	Prudential Financial, Inc. (Insurance)	218,607
4,625	Public Service Enterprise Group, Inc. (Multi-Utilities)	234,534
281	Public Storage (Equity Real Estate Investment Trusts (REITs))	52,111
4,364	PulteGroup, Inc. (Household Durables)	123,370
324	PVH Corp. (Textiles, Apparel & Luxury Goods)	15,951
20,884	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,047,259
6,276	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	392,438
20,072	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,579,064
1,026	Quest Diagnostics, Inc. (Health Care Providers & Services)	112,973
1,900	Quidel Corp.* (Health Care Equipment & Supplies)	264,100
4,417	R1 RCM, Inc.* (Health Care Providers & Services)	45,583
4,597	Radian Group, Inc. (Thrifts & Mortgage Finance)	68,863
3,900	Rapid7, Inc.* (Software)	177,645
138	Raymond James Financial, Inc. (Capital Markets)	9,097
1,981	Raytheon Technologies Corp. (Aerospace & Defense)	128,389

Common Stocks – (continued)
United States – (continued)
2,212	RBC Bearings, Inc.* (Machinery)	280,216
669	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	36,741
739	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	32,449
3,541	Regions Financial Corp. (Banks)	38,066
893	Reinsurance Group of America, Inc. (Insurance)	93,479
4,384	Republic Services, Inc. (Commercial Services & Supplies)	343,443
6,208	ResMed, Inc. (Health Care Equipment & Supplies)	964,227
6,100	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	37,820
1,700	RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	15,793
199	Robert Half International, Inc. (Professional Services)	9,407
70	Rockwell Automation, Inc. (Electrical Equipment)	13,264
1,677	Rogers Corp.* (Electronic Equipment, Instruments & Components)	186,214
5,338	Roper Technologies, Inc. (Industrial Conglomerates)	1,820,418
479	Ross Stores, Inc. (Specialty Retail)	43,761
2,432	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	85,947
582	S&P Global, Inc. (Capital Markets)	170,456
118	salesforce.com, Inc.* (Software)	19,110
4,367	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	140,705
2,556	Science Applications International Corp. (IT Services)	208,723
7,709	Seacoast Banking Corp. of Florida* (Banks)	173,221
37	SEI Investments Co. (Capital Markets)	1,886
3,071	Sempra Energy (Multi-Utilities)	380,343
1,400	Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	9,702
163	ServiceNow, Inc.* (Software)	57,301
8,107	Silgan Holdings, Inc. (Containers & Packaging)	279,691
2,748	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	267,161
2,500	Simmons First National Corp. Class A (Banks)	46,750
2,610	Sirius XM Holdings, Inc. (Media)	15,425
3,058	SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	271,031
1,404	Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	28,094
4,888	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	137,744

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
10,497	Skyline Champion Corp.* (Household Durables)	$206,896
19,745	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,051,111
323	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	17,135
29,356	SLM Corp. (Consumer Finance)	244,829
285	Snap-on, Inc. (Machinery)	37,133
425	Southwest Airlines Co. (Airlines)	13,281
2,015	Spectrum Brands Holdings, Inc. (Household Products)	86,766
1,194	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	36,727
295	Splunk, Inc.* (Software)	41,406
1,479	SS&C Technologies Holdings, Inc. (Software)	81,582
11,901	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	312,401
1,112	Standard Motor Products, Inc. (Auto Components)	45,247
317	Stanley Black & Decker, Inc. (Machinery)	34,933
14,954	Starbucks Corp. (Hotels, Restaurants & Leisure)	1,147,420
406	State Street Corp. (Capital Markets)	25,594
3,100	Sterling Bancorp (Banks)	38,223
4,171	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	104,567
8,572	Stifel Financial Corp. (Capital Markets)	379,568
2,446	Stryker Corp. (Health Care Equipment & Supplies)	456,008
299	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	40,186
4,481	SunCoke Energy, Inc. (Metals & Mining)	14,115
6,141	Sykes Enterprises, Inc.* (IT Services)	175,817
1,467	Synchrony Financial (Consumer Finance)	29,032
11,886	Syneos Health, Inc.* (Life Sciences Tools & Services)	663,120
2,773	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	242,804
2,273	Synopsys, Inc.* (Software)	357,134
4,432	Synovus Financial Corp. (Banks)	93,116
2,954	Sysco Corp. (Food & Staples Retailing)	166,222
954	T-Mobile US, Inc.* (Wireless Telecommunication Services)	83,761
2,427	T. Rowe Price Group, Inc. (Capital Markets)	280,634
1,235	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	18,377
666	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	8,631
5,035	Target Corp. (Multiline Retail)	552,541
93	Teledyne Technologies, Inc.* (Aerospace & Defense)	30,287

Common Stocks – (continued)
United States – (continued)
36	Teleflex, Inc. (Health Care Equipment & Supplies)	12,074
906	Tempur Sealy International, Inc.* (Household Durables)	48,698
18,957	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,200,339
6,719	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	316,398
678	Textron, Inc. (Aerospace & Defense)	17,872
2,870	The Allstate Corp. (Insurance)	291,936
2,767	The Bank of New York Mellon Corp. (Capital Markets)	103,873
76	The Boeing Co. (Aerospace & Defense)	10,718
50,080	The Carlyle Group, Inc. (Capital Markets)	1,173,875
57,050	The Charles Schwab Corp. (Capital Markets)	2,151,926
232	The Clorox Co. (Household Products)	43,254
10,889	The Coca-Cola Co. (Beverages)	499,696
204	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	58,487
1,243	The Estee Lauder Cos., Inc. Class A (Personal Products)	219,265
2,700	The Geo Group, Inc. (Equity Real Estate Investment Trusts (REITs))	34,236
1,775	The Hanover Insurance Group, Inc. (Insurance)	178,175
2,379	The Hartford Financial Services Group, Inc. (Insurance)	90,378
926	The Hershey Co. (Food Products)	122,630
12,469	The Home Depot, Inc. (Specialty Retail)	2,741,060
435	The J.M. Smucker Co. (Food Products)	49,986
948	The Kraft Heinz Co. (Food Products)	28,753
7,426	The Kroger Co. (Food & Staples Retailing)	234,736
614	The Mosaic Co. (Chemicals)	7,067
357	The PNC Financial Services Group, Inc. (Banks)	38,081
9,283	The Procter & Gamble Co. (Household Products)	1,094,187
6,585	The Progressive Corp. (Insurance)	509,020
5,200	The Sherwin-Williams Co. (Chemicals)	2,789,124
4,094	The Southern Co. (Electric Utilities)	232,253
3,650	The TJX Cos., Inc. (Specialty Retail)	179,033
284	The Travelers Cos., Inc. (Insurance)	28,744
15,383	The Walt Disney Co. (Entertainment)	1,663,671
3,994	The Western Union Co. (IT Services)	76,166
564	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,925
6,992	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,340,083
603	Tiffany & Co. (Specialty Retail)	76,280
1,259	Toll Brothers, Inc. (Household Durables)	30,241
267	Tractor Supply Co. (Specialty Retail)	27,082

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
35	TransDigm Group, Inc. (Aerospace & Defense)	$12,708
4,349	TripAdvisor, Inc. (Interactive Media & Services)	86,850
593	Truist Financial Corp. (Banks)	22,131
4,772	TTEC Holdings, Inc. (IT Services)	186,013
253	Twilio, Inc. Class A* (IT Services)	28,412
21,651	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	98,945
6,318	Tyson Foods, Inc. Class A (Food Products)	392,916
624	U.S. Bancorp (Banks)	22,776
783	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	29,339
7,700	UGI Corp. (Gas Utilities)	232,386
127	Ulta Beauty, Inc.* (Specialty Retail)	27,676
4,249	Umpqua Holdings Corp. (Banks)	53,219
15,209	Union Pacific Corp. (Road & Rail)	2,430,246
6,020	Unisys Corp.* (IT Services)	75,792
3,028	United Parcel Service, Inc. Class B (Air Freight & Logistics)	286,630
11,370	UnitedHealth Group, Inc. (Health Care Providers & Services)	3,325,384
2,387	Universal Corp. (Tobacco)	115,459
10,225	Universal Forest Products, Inc. (Building Products)	420,452
406	Universal Health Services, Inc. Class B (Health Care Providers & Services)	42,910
11,187	Unum Group (Insurance)	195,213
5,008	US Ecology, Inc. (Commercial Services & Supplies)	164,162
4,400	US Foods Holding Corp.* (Food & Staples Retailing)	94,600
3,208	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	203,227
12,631	Valvoline, Inc. (Chemicals)	217,127
257	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	29,396
138	Veeva Systems, Inc. Class A* (Health Care Technology)	26,330
600	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	19,410
9,308	Veracyte, Inc.* (Biotechnology)	251,037
1,040	VeriSign, Inc.* (IT Services)	217,870
512	Verisk Analytics, Inc. (Professional Services)	78,249
11,183	Verizon Communications, Inc. (Diversified Telecommunication Services)	642,463
1,430	Vertex Pharmaceuticals, Inc.* (Biotechnology)	359,216
690	VF Corp. (Textiles, Apparel & Luxury Goods)	40,089
17,558	ViacomCBS, Inc. Class B (Media)	303,051

Common Stocks – (continued)
United States – (continued)
52,125	Virtu Financial, Inc. Class A (Capital Markets)	1,218,161
7,008	Virtusa Corp.* (IT Services)	231,264
11,148	Visa, Inc. Class A (IT Services)	1,992,371
7,500	Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	146,550
64	VMware, Inc. Class A* (Software)	8,417
305	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	13,365
2,491	W.R. Berkley Corp. (Insurance)	134,514
81	W.W. Grainger, Inc. (Trading Companies & Distributors)	22,322
6,639	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	287,402
3,651	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	140,308
2,382	Walmart, Inc. (Food & Staples Retailing)	289,532
3,558	Washington Federal, Inc. (Thrifts & Mortgage Finance)	95,141
3,651	Waste Management, Inc. (Commercial Services & Supplies)	365,173
50	Waters Corp.* (Life Sciences Tools & Services)	9,350
914	WD-40 Co. (Household Products)	159,292
3,787	Webster Financial Corp. (Banks)	106,983
1,212	WEC Energy Group, Inc. (Multi-Utilities)	109,747
7,343	Wells Fargo & Co. (Banks)	213,314
838	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	42,931
3,875	WESCO International, Inc.* (Trading Companies & Distributors)	100,246
1,166	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	53,729
559	Westrock Co. (Containers & Packaging)	17,994
456	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	9,973
359	Whirlpool Corp. (Household Durables)	40,115
199	White Mountains Insurance Group Ltd. (Insurance)	193,627
2,722	WNS Holdings Ltd. ADR* (IT Services)	132,970
5,512	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	112,941
11,232	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	280,800
3,688	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	242,597
17,900	WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	109,727
1,358	Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	34,724
230	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	19,672
1,252	Xcel Energy, Inc. (Electric Utilities)	79,577
2,100	Xerox Holdings Corp.* (Technology Hardware, Storage & Peripherals)	38,409
538	Xylem, Inc. (Machinery)	38,682

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,464	Yelp, Inc.* (Interactive Media & Services)	$77,420
8,443	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	409,148
555	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	47,969
297	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	35,551
443	Zions Bancorp NA (Banks)	14,003
2,909	Zoetis, Inc. (Pharmaceuticals)	376,163

		188,288,896

TOTAL COMMON STOCKS
(Cost $367,194,180)		$374,948,925

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%
Brazil – 0.1%
Banco Bradesco SA (Banks)
232	11.000%	$817
Bradespar SA (Metals & Mining)
400	2.840	2,197
Braskem SA Class A (Chemicals)
800	3.850	3,110
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
16,400	9.210	58,598
Cia Energetica de Minas Gerais (Electric Utilities)
3,566	8.670	6,243
Gerdau SA (Metals & Mining)
700	1.840	1,511
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
700	5.390	2,324
Telefonica Brasil SA (Diversified Telecommunication Services)
25,670	4.880	215,494

		290,294

Chile – 0.0%
Embotelladora Andina SA (Beverages)
899	5.050	2,147

Colombia – 0.0%
Bancolombia SA (Banks)
595	7.170	3,890
Grupo Aval Acciones y Valores SA (Banks)
15,351	8.000	3,276

		7,166

Germany – 0.4%
FUCHS PETROLUB SE (Chemicals)
206	3.000	7,988
Henkel AG & Co. KGaA (Household Products)
46	2.420	4,084

Preferred Stocks – (continued)
Germany – (continued)
Volkswagen AG (Automobiles)
14,458	4.150%	2,011,558

		2,023,630

Russia – 0.0%
Transneft PJSC (Oil, Gas & Consumable Fuels)
1	0.000	1,835

TOTAL PREFERRED STOCKS – 0.5%
(Cost $2,182,688)		$2,325,072

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 0.0%
Food & Drug Retailing – 0.0%
Britannia Industries Ltd.
$16,675	8.000%	08/28/22	$248
(Cost $237)

Shares	Description	Expiration Date	Value

Rights* – 0.0%
Australia – 0.0%
Qube Holdings Ltd. (Transportation Infrastructure)
561		05/21/20	$—

Taiwan – 0.0%
Shin Kong Financial Holding Co. Ltd. (Insurance)
248		05/06/20	$6

TOTAL RIGHTS
(Cost $–)			$6

Shares	Description	Value

Exchange Traded Funds – 4.9%
13,172	iShares MSCI Emerging Markets ETF	$482,622
601,400	Vanguard FTSE Emerging Markets ETF	21,752,638

TOTAL EXCHANGE TRADED FUNDS
(Cost $25,487,079)		$22,235,260

Shares	Dividend Rate	Value

Investment Companies(b) – 10.8%
Goldman Sachs Financial Square Government Fund – Class R6 Shares
37,759,963	0.233%	$37,759,963

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Shares	Dividend Rate	Value

Investment Companies(b) – (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,026,135	0.233%	$11,026,135

TOTAL INVESTMENT COMPANIES – 10.8%
(Cost $48,786,098)		$48,786,098

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 98.8%
(Cost $443,650,282)		$448,295,609

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 0.0%
U.S. Treasury Obligation – 0.0%
United States Treasury Bills
$110,000	0.000%	06/18/20	$109,986
(Cost $109,989)

TOTAL INVESTMENTS – 98.8%
(Cost $443,760,271)			$448,405,595

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			5,615,177

NET ASSETS – 100.0%			$454,020,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AED	—United Arab Emirates Dirham
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippine Peso
PKR	—Pakistan Rupee
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ADR	—American Depositary Receipt
BP	—British Pound Offered Rate
CP	—Commercial Paper
ETF	—Exchange Traded Fund
GDR	—Global Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
BNP Paribas SA	AUD	4,350,000	USD	2,811,710	05/04/20	$22,993
	CHF	4,730,000	USD	4,858,532	05/04/20	42,246
	DKK	6,410,000	USD	932,562	05/04/20	8,860
	EUR	11,840,000	USD	12,848,543	05/04/20	127,195
	GBP	5,335,000	USD	6,630,905	05/04/20	88,588
	NOK	2,650,000	USD	251,126	05/04/20	7,541
	NZD	220,000	USD	133,446	05/04/20	1,508
	SEK	12,150,000	USD	1,211,693	05/04/20	33,775
	SGD	770,000	USD	542,800	05/04/20	3,245

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
BNP Paribas SA (continued)	USD	943,360	DKK	6,410,000	05/04/20	$1,938
	USD	13,008,809	EUR	11,840,000	05/04/20	33,071
	USD	1,551,286	HKD	12,030,000	06/02/20	226
	USD	11,687,013	JPY	1,245,000,000	06/02/20	80,434
JPMorgan Securities, Inc.	AUD	2,390,000	USD	1,544,824	05/04/20	12,633
	CHF	2,190,000	USD	2,249,511	05/04/20	19,560
	DKK	2,840,000	USD	413,179	05/04/20	3,926
	EUR	6,540,000	USD	7,097,084	05/04/20	70,258
	GBP	3,065,000	USD	3,809,508	05/04/20	50,894
	NOK	1,350,000	USD	127,932	05/04/20	3,841
	NZD	90,000	USD	54,591	05/04/20	617
	SEK	5,625,000	USD	560,969	05/04/20	15,636
	SGD	420,000	USD	296,073	05/04/20	1,770
	USD	417,963	DKK	2,840,000	05/04/20	859
	USD	7,185,609	EUR	6,540,000	05/04/20	18,267
	USD	825,289	HKD	6,400,000	06/02/20	120
	USD	5,575,973	JPY	594,000,000	06/02/20	38,376
State Street Bank and Trust	EUR	20,314	USD	22,222	05/05/20	41
	SEK	24,869	USD	2,526	05/04/20	24
	USD	99,740	HKD	773,024	05/04/20	32
	USD	8,425	JPY	898,783	05/01/20	50
	USD	11,159	JPY	1,189,167	05/07/20	76

TOTAL						$688,600

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
BNP Paribas SA	HKD	12,030,000	USD	1,552,060	05/04/20	$(377)
	USD	2,627,661	AUD	4,350,000	05/04/20	(207,041)
	USD	2,812,029	AUD	4,350,000	06/02/20	(22,965)
	USD	4,886,440	CHF	4,730,000	05/04/20	(14,338)
	USD	4,862,855	CHF	4,730,000	06/02/20	(41,850)
	USD	933,192	DKK	6,410,000	06/02/20	(8,749)
	USD	12,857,056	EUR	11,840,000	06/02/20	(126,083)
	USD	6,416,927	GBP	5,335,000	05/04/20	(302,565)
	USD	6,632,076	GBP	5,335,000	06/02/20	(88,223)
	USD	1,550,839	HKD	12,030,000	05/04/20	(844)
	USD	144,444	ILS	520,000	05/04/20	(4,734)
	USD	148,158	ILS	520,000	06/02/20	(1,147)
	USD	11,369,219	JPY	1,245,000,000	05/07/20	(233,157)
	USD	250,406	NOK	2,650,000	05/04/20	(8,260)
	USD	251,179	NOK	2,650,000	06/02/20	(7,527)
	USD	130,185	NZD	220,000	05/04/20	(4,769)
	USD	133,422	NZD	220,000	06/02/20	(1,507)
	USD	1,221,636	SEK	12,150,000	05/04/20	(23,832)
	USD	1,212,117	SEK	12,150,000	06/02/20	(33,682)
	USD	536,858	SGD	770,000	05/04/20	(9,187)
	USD	542,833	SGD	770,000	06/02/20	(3,279)
Income Repatriation Hong Kong	USD	3,074	THB	99,540	05/05/20	(2)

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Securities, Inc.	HKD	6,400,000	USD	825,701	05/04/20	$(200)
	USD	1,443,704	AUD	2,390,000	05/04/20	(113,754)
	USD	1,545,000	AUD	2,390,000	06/02/20	(12,618)
	USD	2,262,432	CHF	2,190,000	05/04/20	(6,639)
	USD	2,251,512	CHF	2,190,000	06/02/20	(19,377)
	USD	413,458	DKK	2,840,000	06/02/20	(3,876)
	USD	7,101,786	EUR	6,540,000	06/02/20	(69,644)
	USD	3,686,576	GBP	3,065,000	05/04/20	(173,826)
	USD	3,810,181	GBP	3,065,000	06/02/20	(50,685)
	USD	825,051	HKD	6,400,000	05/04/20	(449)
	USD	77,777	ILS	280,000	05/04/20	(2,549)
	USD	79,777	ILS	280,000	06/02/20	(618)
	USD	5,424,350	JPY	594,000,000	05/07/20	(111,241)
	USD	127,565	NOK	1,350,000	05/04/20	(4,208)
	USD	127,959	NOK	1,350,000	06/02/20	(3,834)
	USD	53,258	NZD	90,000	05/04/20	(1,951)
	USD	54,582	NZD	90,000	06/02/20	(616)
	USD	565,572	SEK	5,625,000	05/04/20	(11,033)
	USD	561,165	SEK	5,625,000	06/02/20	(15,594)
	USD	292,832	SGD	420,000	05/04/20	(5,011)
	USD	296,091	SGD	420,000	06/02/20	(1,789)
State Street Bank and Trust	JPY	2,490,832	USD	23,364	05/01/20	(152)
	USD	7,755	CHF	7,567	05/04/20	(86)
	USD	13,021	CHF	12,580	05/05/20	(14)
	USD	2,283	EUR	2,100	05/04/20	(20)
	USD	16,200	EUR	14,804	05/05/20	(25)

TOTAL						$(1,753,927)

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	320	06/19/20	$46,438,400	$4,616,956

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 28.1%
Sovereign – 28.1%
	Abu Dhabi Government International Bond(a)
	$1,519,000	2.500%		04/16/25	$1,561,289
	2,128,000	3.125		09/30/49	2,039,555
	Bonos de la Tesoreria de la Republica en pesos(a)
CLP	1,440,000,000	4.700		09/01/30	2,036,412
	Bonos de la Tesoreria de la Republica en Pesos
	660,000,000	5.000		03/01/35	989,240
	Brazil Notas do Tesouro Nacional
BRL	2,647,246	6.000		05/15/35	588,056
	36,218,000	10.000		01/01/23	7,481,882
	13,955,000	10.000		01/01/25	2,928,047
	6,576,000	10.000		01/01/27	1,383,130
	7,485,000	10.000		01/01/29	1,576,095
	China Government International Bond
	$626,000	1.875		12/03/22	639,283
	787,000	3.250		10/19/23	847,501
	Croatia Government International Bond
	125,000	6.625		07/14/20	125,813
	Czech Republic Government Bond
CZK	24,610,000	0.950		05/15/30	969,906
	39,510,000	2.000		10/13/33	1,724,050
	21,510,000	2.500		08/25/28	962,179
	Dominican Republic
	$1,780,000	4.500	(a)	01/30/30	1,463,160
	1,629,000	6.400		06/05/49	1,322,544
	Ecuador Government International Bond
	1,967,000	9.500		03/27/30	570,430
	1,145,000	10.750		03/28/22	357,813
	El Salvador Government International Bond
	513,000	5.875		01/30/25	410,079
	Export-Import Bank of India(a)
	580,000	3.250		01/15/30	531,425
	Federal Republic of Brazil(b)
	1,610,000	4.500		05/30/29	1,605,975
	Government of Jamaica
	419,000	7.875		07/28/45	439,164
	Hungary Government Bond
HUF	115,000,000	2.500		10/24/24	372,847
	572,000,000	2.750		12/22/26	1,890,876
	483,330,000	3.000		08/21/30	1,622,216
	418,370,000	3.250		10/22/31	1,433,440
	$1,286,000	6.375		03/29/21	1,337,157
	Indonesia Treasury Bond
IDR	7,717,000,000	5.625		05/15/23	500,632
	7,859,000,000	6.625		05/15/33	461,237
	4,426,000,000	7.000		05/15/22	300,522
	25,866,000,000	7.500		08/15/32	1,644,121
	25,387,000,000	8.125		05/15/24	1,762,156
	3,067,000,000	8.250		05/15/29	209,613
	29,438,000,000	8.375		03/15/24	2,048,291
	54,388,000,000	8.375		09/15/26	3,768,883
	49,731,000,000	8.375		03/15/34	3,395,081
	33,772,000,000	9.000		03/15/29	2,407,745
	Islamic Republic of Pakistan
	$886,000	6.875		12/05/27	765,282

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Kingdom of Bahrain
	925,000	5.625	(a)	09/30/31	828,032
	779,000	7.000		10/12/28	773,644
	Kingdom of Jordan
	714,000	7.375		10/10/47	660,673
	Kuwait International Government Bond
	345,000	2.750		03/20/22	353,194
	200,000	3.500		03/20/27	219,250
	Malaysia Government Bond
MYR	5,799,000	3.480		03/15/23	1,387,226
	1,926,000	3.844		04/15/33	475,185
	6,370,000	3.882		03/10/22	1,519,529
	10,103,000	3.885		08/15/29	2,540,059
	7,790,000	3.899		11/16/27	1,941,625
	3,236,000	3.900		11/30/26	803,807
	1,690,000	3.955		09/15/25	420,594
	9,024,000	4.181		07/15/24	2,230,796
	2,440,000	4.893		06/08/38	677,038
	Mexico Government International Bond(b)
	$1,120,000	4.750		04/27/32	1,126,720
	Oman Government International Bond
	611,000	4.875	(a)	02/01/25	497,965
	260,000	6.500		03/08/47	180,375
	446,000	6.500		03/08/47	309,413
	1,500,000	6.750		01/17/48	1,051,875
	Perusahaan Penerbit SBSN Indonesia III
	554,000	4.325		05/28/25	576,506
	Philippine Government Bond
PHP	40,890,000	6.250		02/14/26	913,287
	Poland Government Bond
PLN	11,000,000	2.250		04/25/22	2,739,633
	6,908,000	2.750		10/25/29	1,851,946
	Qatar Government International Bond(a)
	$2,391,000	3.750		04/16/30	2,615,156
	Republic of Angola
	340,000	8.000		11/26/29	146,200
	336,000	8.000	(a)	11/26/29	144,480
	600,000	9.375		05/08/48	256,313
	200,000	9.500		11/12/25	94,500
	Republic of Argentina
	2,055,000	4.625		01/11/23	577,327
	749,000	6.875		04/22/21	214,635
	Republic of Azerbaijan
	135,000	5.125		09/01/29	132,637
	850,000	5.125		09/01/29	835,120
	Republic of Chile(b)
	1,000,000	2.550		01/27/32	1,002,187
	1,175,000	3.500		01/25/50	1,198,500
	Republic of Colombia
	1,478,000	3.000	(b)	01/30/30	1,344,980
	816,000	5.000	(b)	06/15/45	820,080
COP	7,555,400,000	6.000		04/28/28	1,821,006
	14,327,200,000	7.500		08/26/26	3,868,742
	4,180,500,000	7.750		09/18/30	1,110,024
	6,002,300,000	10.000		07/24/24	1,780,010

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Costa Rica
	$639,000	4.250%		01/26/23	$569,509
	658,000	7.158		03/12/45	508,099
	Republic of Egypt
	821,000	7.053	(a)	01/15/32	725,559
	1,379,000	7.053		01/15/32	1,218,691
	58,000	8.500		01/31/47	51,656
	192,000	8.500		01/31/47	171,000
	Republic of Gabon
	400,000	6.375		12/12/24	286,750
	200,000	6.625	(a)	02/06/31	140,500
	Republic of Ghana(a)
	806,000	6.375		02/11/27	616,590
	Republic of Ghana
	707,000	7.875		03/26/27	554,995
	780,000	8.750	(a)	03/11/61	588,900
	Republic of Guatemala(b)
	700,000	4.900		06/01/30	697,375
	Republic of Indonesia
	1,635,000	3.500		01/11/28	1,647,262
	919,000	4.125		01/15/25	958,057
	907,000	4.625		04/15/43	965,955
IDR	2,565,000,000	7.000		05/15/27	165,022
	Republic of Ivory Coast(b)(c)
	$113,595	5.750		12/31/32	99,254
	515,685	5.750		12/31/32	450,580
	Republic of Kazakhstan
	407,000	4.875		10/14/44	461,563
	Republic of Kenya
	1,070,000	7.000		05/22/27	960,325
	Republic of Korea
	726,000	2.000		06/19/24	747,968
	390,000	2.500		06/19/29	424,247
	Republic of Lebanon(d)
	628,000	6.000		01/27/23	98,910
	535,000	6.000		01/27/23	84,263
	1,254,000	6.100		10/04/22	197,505
	325,000	6.600		11/27/26	51,391
	Republic of Mongolia
	724,000	5.625		05/01/23	638,025
	Republic of Namibia
	255,000	5.250		10/29/25	230,934
	Republic of Nigeria
	400,000	7.143		02/23/30	301,125
	1,351,000	8.747		01/21/31	1,080,800
	Republic of Pakistan(b)
	3,471,000	4.500		04/01/56	3,904,875
	Republic of Peru
	580,000	2.392	(b)	01/23/26	588,700
	630,000	2.783	(b)	01/23/31	648,900
	1,705,000	2.844		06/20/30	1,762,011
PEN	1,410,000	5.400	(a)	08/12/34	428,775
	6,200,000	6.150	(a)	08/12/32	2,030,898
	7,659,000	6.900		08/12/37	2,588,440
	7,938,000	6.950		08/12/31	2,779,071

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Philippines
	$1,483,000	3.750		01/14/29	1,659,570
	304,000	4.000		01/15/21	308,180
PHP	25,000,000	5.500		03/08/23	521,854
	Republic of Poland
PLN	2,900,000	2.500		04/25/24	748,381
	6,901,000	2.500		07/25/27	1,804,676
	$1,605,000	5.000		03/23/22	1,718,855
	Republic of Qatar
	284,000	4.000		03/14/29	315,950
	598,000	4.817		03/14/49	719,469
	Republic of Romania
RON	3,125,000	3.650		09/24/31	623,861
	3,255,000	4.250		06/28/23	744,889
	4,880,000	5.000		02/12/29	1,119,259
	3,930,000	5.850		04/26/23	938,999
	Republic of Senegal
	$497,000	6.250		07/30/24	462,987
	Republic of Serbia
	200,000	7.250		09/28/21	208,500
	Republic of South Africa
	598,000	4.850		09/30/29	512,785
	1,587,000	5.750		09/30/49	1,235,876
ZAR	33,494,087	6.250		03/31/36	1,137,078
	65,100,000	8.000		01/31/30	3,019,510
	41,550,000	8.250		03/31/32	1,861,468
	76,425,000	8.500		01/31/37	3,202,394
	39,128,506	8.750		01/31/44	1,596,910
	18,109,475	8.750		02/28/48	732,606
	17,795,150	8.875		02/28/35	791,065
	Republic of Sri Lanka
	$960,000	5.750		04/18/23	560,837
	565,000	6.350	(a)	06/28/24	333,312
	950,000	6.750		04/18/28	526,063
	Republic of Turkey
	2,701,000	4.875		04/16/43	1,961,601
	1,793,000	5.250		03/13/30	1,490,431
TRY	7,475,000	9.500		01/12/22	1,076,413
	1,845,000	10.500		08/11/27	251,561
	1,144,823	10.700		02/17/21	167,412
	2,538,100	11.000		03/02/22	373,298
	3,466,103	11.000		02/24/27	485,487
	2,350,000	16.200		06/14/23	385,979
	Republic of Uruguay(b)
	$2,355,014	4.375		01/23/31	2,591,251
	Republic of Venezuela(d)
	85,000	6.000		12/09/20	7,225
	190,000	7.000		03/31/38	16,150
	199,000	7.650		04/21/25	16,915
	110,000	7.750		10/13/19	9,350
	175,000	8.250		10/13/24	14,875
	203,000	9.000		05/07/23	17,255
	165,000	9.250		09/15/27	14,025
	145,000	9.250		05/07/28	12,325
	152,000	9.375		01/13/34	12,920
	205,000	11.750		10/21/26	17,425

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	Republic of Venezuela(d) (continued)
	$205,000	11.950%		08/05/31	$17,425
	140,000	12.750		08/23/22	11,900
	Republic of Zambia
	675,000	8.500		04/14/24	220,008
	Romanian Government International Bond
	470,000	5.125		06/15/48	496,438
	Russian Federation Bond
	800,000	4.750		05/27/26	886,400
RUB	145,278,000	6.500		02/28/24	2,021,178
	116,000,000	6.900		05/23/29	1,662,660
	175,100,000	7.050		01/19/28	2,531,627
	160,300,000	7.100		10/16/24	2,280,367
	20,800,000	7.400		12/07/22	293,903
	51,000,000	7.700		03/23/33	780,315
	123,576,000	7.750		09/16/26	1,843,546
	69,050,000	8.150		02/03/27	1,054,039
	79,200,000	8.500		09/17/31	1,272,205
	Russian Foreign Bond – Eurobond
	$2,000,000	4.375		03/21/29	2,210,000
	Saudi Government International Bond(a)
	534,000	2.750		02/03/32	512,640
	994,000	3.250		10/22/30	1,005,431
	1,160,000	4.500		04/22/60	1,157,095
	Serbia Treasury Bonds
RSD	163,300,000	4.500		01/11/26	1,639,374
	Thailand Government Bond
THB	118,787,000	3.300		06/17/38	4,661,807
	73,800,000	3.400		06/17/36	2,863,891
	Ukraine Government Bond
	$816,000	7.375		09/25/32	722,925
	379,000	7.750		09/01/20	369,051
	271,000	7.750		09/01/21	260,160
	613,000	7.750		09/01/22	582,350
	598,000	8.994		02/01/24	584,844
UAH	3,374,000	14.300		05/06/20	125,047
	16,500,000	14.500		08/19/20	628,499
	8,146,000	14.640		06/10/20	292,358
	27,069,000	16.000		05/24/23	975,575
	2,879,000	16.060		08/03/22	107,963
	10,551,000	17.000		05/11/22	405,065
	12,617,000	17.250		09/30/20	469,776
	8,880,000	17.250		01/05/22	330,945
	United Mexican States
MXN	93,440,000	5.750		03/05/26	3,857,521
	35,130,000	6.500		06/09/22	1,492,815
	71,050,000	7.500		06/03/27	3,161,818
	36,080,000	8.000		12/07/23	1,624,013
	40,300,000	8.000		09/05/24	1,834,016
	23,750,000	8.500		11/18/38	1,076,432
	76,400,000	10.000		12/05/24	3,738,235

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $238,832,061)				$217,326,765

Corporate Obligations – 42.5%
Advertising(b) – 0.3%
	Summer BC Holdco B S.a.r.l.
	$850,000	5.750%		10/31/26	$820,739
	Terrier Media Buyer, Inc.(a)
	2,063,000	8.875		12/15/27	1,691,660

					2,512,399

Aerospace & Defense – 0.6%
	Bombardier, Inc.(a)
	508,000	6.125		01/15/23	363,220
	410,000	7.500	(b)	12/01/24	271,625
	105,000	7.500	(b)	03/15/25	67,725
	580,000	7.875	(b)	04/15/27	377,000
	F-Brasile SpA/F-Brasile US LLC(a)(b)
	611,000	7.375		08/15/26	416,397
	Howmet Aerospace, Inc.
	508,000	5.950		02/01/37	472,394
	TransDigm, Inc.(a)(b)
	914,000	5.500		11/15/27	763,190
	1,600,000	6.250		03/15/26	1,564,000
	Triumph Group, Inc.(b)
	720,000	7.750		08/15/25	464,400

					4,759,951

Agriculture(a)(b) – 0.3%
	JBS Investments II GmbH
	950,000	7.000		01/15/26	959,500
	Vector Group Ltd.
	575,000	6.125		02/01/25	557,750
	1,150,000	10.500		11/01/26	1,069,500

					2,586,750

Airlines – 0.1%
	Southwest Airlines Co.
	750,000	5.250		05/04/25	746,992

Automotive – 1.2%
	Adient US LLC(a)(b)
	760,000	7.000		05/15/26	756,200
	436,000	9.000		04/15/25	454,530
	Dealer Tire LLC/DT Issuer LLC(a)(b)
	999,000	8.000		02/01/28	696,802
	Delphi Technologies PLC(a)
	1,380,000	5.000		10/01/25	1,290,300
	Ford Motor Co.(b)
	1,770,000	9.000		04/22/25	1,720,776
	436,000	9.625		04/22/30	428,262
	Ford Motor Credit Co. LLC
	95,000	3.350		11/01/22	86,695
	50,000	3.810	(b)	01/09/24	44,282
	100,000	4.063	(b)	11/01/24	87,416
	140,000	4.140	(b)	02/15/23	129,162
	35,000	5.584	(b)	03/18/24	33,054
	50,000	5.596		01/07/22	48,495
	Hyundai Capital America(a)(b)
	1,200,000	5.875		04/07/25	1,274,640
	IHO Verwaltungs GmbH(a)(b)(e)
	(PIK 6.750%, Cash 6.000%)
	685,000	6.000		05/15/27	583,106

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
	IHO Verwaltungs GmbH(a)(b)(e) (continued)
	(PIK 7.125%, Cash 6.375%)
	$535,000	6.375%		05/15/29	$468,794
	Tesla, Inc.(a)(b)
	1,379,000	5.300		08/15/25	1,351,420

					9,453,934

Banks – 2.4%
	Banca Monte dei Paschi di Siena SpA(b)(f)(5 Year EUR Swap + 5.005%)
EUR	1,569,000	5.375		01/18/28	1,014,439
	Banco Bradesco SA(a)
	$656,000	3.200		01/27/25	620,215
	Banco Santander SA(b)(f)(-1X 5 year EUR Swap + 4.534%)
EUR	800,000	4.375		01/14/49	760,520
	Barclays PLC(b)(f)
	(5 year UK Government Bond + 6.016%)
GBP	460,000	6.375		12/15/49	529,399
	(5 Year USD Swap + 4.842%)
	$1,755,000	7.750		09/15/49	1,700,156
	BBVA Bancomer SA(a)(b)(f)(5 Year CMT + 4.308%)
	900,000	5.875		09/13/34	789,750
	Commerzbank AG(b)(f)(5 year USD Swap + 5.228%)
	1,000,000	7.000		04/09/49	887,500
	Credit Suisse Group AG(a)(b)(f)(SOFR + 3.730%)
	780,000	4.194		04/01/31	848,944
	Deutsche Bank AG(b)(f)
	(5 year CMT + 4.524%)
	800,000	6.000		10/30/49	576,000
	(5 Year USD ICE Swap + 2.553%)
	712,000	4.875		12/01/32	639,020
	Freedom Mortgage Corp.(a)(b)
	1,005,000	8.125		11/15/24	825,356
	1,565,000	8.250		04/15/25	1,330,250
	Grupo Aval Ltd.(a)(b)
	547,000	4.375		02/04/30	455,378
	Intesa Sanpaolo SpA
	1,300,000	5.710	(a)	01/15/26	1,327,625
	(5 Year EUR Swap + 7.192%)
EUR	582,000	7.750	(b)(f)	01/11/49	638,582
	(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(b)(f)	09/17/49	468,125
	Lloyds Banking Group PLC(b) (f)(5 Year USD Swap + 4.496%)
	140,000	7.500		09/27/49	138,600
	UniCredit SpA
	1,000,000	6.572	(a)	01/14/22	1,032,400
	(5 Year USD ICE Swap + 3.703%)
	$2,550,000	5.861	(a)(b)(f)	06/19/32	2,499,000
	(5 Year USD ICE Swap + 4.914%)
	404,000	7.296	(a)(b)(f)	04/02/34	432,785
	(5 Year USD Swap + 5.180%)
	1,270,000	8.000	(b)(f)	06/03/49	1,149,350

					18,663,394

Building Materials(b) – 0.4%
	Builders FirstSource, Inc.(a)
	1,380,000	5.000		03/01/30	1,193,700

Corporate Obligations – (continued)
Building Materials(b) – (continued)
	Builders FirstSource, Inc.(a) (continued)
	1,221,000	6.750		06/01/27	1,263,735
	Griffon Corp.
	585,000	5.750		03/01/28	555,750

					3,013,185

Chemicals(a) – 1.6%
	Alpha 3 B.V./Alpha US Bidco, Inc.(b)
	1,645,000	6.250		02/01/25	1,546,300
	Chevron Phillips Chemical Co LLC/Chevron Phillips Chemical Co L.P.(b)
	900,000	5.125		04/01/25	973,647
	Cornerstone Chemical Co.(b)
	2,830,000	6.750		08/15/24	2,292,300
	Hexion, Inc.(b)
	1,160,000	7.875		07/15/27	1,064,300
	Innophos Holdings, Inc.(b)
	805,000	9.375		02/15/28	773,806
	Neon Holdings, Inc.(b)
	1,260,000	10.125		04/01/26	1,134,000
	Polyone Corp.(a)
	705,000	5.750		05/15/25	713,813
	Rain CII Carbon LLC/CII Carbon Corp.(b)
	3,000,000	7.250		04/01/25	2,595,000
	Starfruit Finco B.V./Starfruit US Holdco LLC(b)
	1,650,000	8.000		10/01/26	1,542,750

					12,635,916

Commercial Services – 1.9%
	AA Bond Co, Ltd.(b)
GBP	1,080,000	4.875		07/31/24	1,268,456
	Abertis Infraestructuras SA(b)
EUR	1,000,000	1.875		03/26/32	978,221
	Capitol Investment Merger Sub 2 LLC(a)(b)
	$1,644,000	10.000		08/01/24	1,549,470
	Codelco, Inc.(a)
	2,170,000	3.750		01/15/31	2,205,263
	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)(b)
	1,460,000	7.125		07/31/26	1,340,006
	Global A&T Electronics Ltd.(b)
	3,959,000	8.500		01/12/23	3,167,200
	Herc Holdings, Inc.(a)(b)
	957,000	5.500		07/15/27	899,580
	Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b)
	965,000	6.250		01/15/28	864,881
	Team Health Holdings, Inc.(a)(b)
	650,000	6.375		02/01/25	357,500
	Verisure Midholding AB(b)
EUR	1,260,000	5.750		12/01/23	1,333,810
	Verscend Escrow Corp.(a)(b)
	$888,000	9.750		08/15/26	925,740

					14,890,127

Computers(b) – 0.7%
	Banff Merger Sub, Inc.
EUR	1,150,000	8.375		09/01/26	1,145,168

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(b) – (continued)
	Dell International LLC/EMC Corp.(a)
	$1,850,000	5.875%		06/15/21	$1,850,000
	1,171,000	6.200		07/15/30	1,293,873
	Flexential Intermediate Corp.(a)
	935,000	11.250		08/01/24	860,200

					5,149,241

Diversified Financial Services – 1.8%
	Ally Financial, Inc.(b)
	1,300,000	5.800		05/01/25	1,384,604
	Avation Capital SA(a)(b)
	1,930,000	6.500		05/15/21	1,645,325
	Bracken MidCo1 PLC(b)(e)(PIK 10.375%, Cash 8.875%)
GBP	946,687	8.875		10/15/23	948,766
	Global Aircraft Leasing Co. Ltd.(a)(b)(e)(PIK 7.250%, Cash 6.500%)
	$3,313,000	6.500		09/15/24	1,979,517
	Mulhacen Pte Ltd.(b)(e)(PIK 7.250%, Cash 6.500%)
EUR	666,664	6.500		08/01/23	284,920
	Nationstar Mortgage Holdings, Inc.(a)(b)
	$1,113,000	6.000		01/15/27	954,398
	243,000	8.125		07/15/23	233,280
	1,780,000	9.125		07/15/26	1,706,575
	Quicken Loans, Inc.(a)(b)
	836,000	5.750		05/01/25	818,169
	Raymond James Financial, Inc.(b)
	460,000	4.650		04/01/30	515,149
	Springleaf Finance Corp.
	190,000	6.875		03/15/25	179,313
	2,303,000	7.125		03/15/26	2,150,426
	Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(b)
	1,351,000	8.500		08/15/21	1,117,953

					13,918,395

Electrical – 1.5%
	Calpine Corp.(a)(b)
	1,600,000	4.500		02/15/28	1,548,000
	Clearway Energy Operating LLC(a)(b)
	1,040,000	4.750		03/15/28	1,058,200
	Drax Finco PLC(a)(b)
	1,853,000	6.625		11/01/25	1,908,590
	Edison International(b)
	600,000	4.950		04/15/25	654,798
	Eskom Holdings SOC Ltd.
	326,000	5.750		01/26/21	290,955
	542,000	6.750		08/06/23	401,080
	NRG Energy, Inc.(b)
	1,085,000	7.250		05/15/26	1,166,375
	Talen Energy Supply LLC(a)(b)
	1,430,000	6.625		01/15/28	1,358,500
	1,321,000	7.250		05/15/27	1,307,790
	Vistra Operations Co. LLC(a)(b)
	760,000	3.700		01/30/27	748,965
	1,215,000	5.500		09/01/26	1,248,412

					11,691,665

Corporate Obligations – (continued)
Engineering & Construction – 0.5%
	Bioceanico Sovereign Certificate Ltd.(g)
	1,080,000	0.000		06/05/34	665,820
	New Enterprise Stone & Lime Co., Inc.(a)(b)
	905,000	6.250		03/15/26	850,700
	Tutor Perini Corp.(a)(b)
	1,610,000	6.875		05/01/25	1,267,875
	Weekley Homes LLC/Weekley Finance Corp.(b)
	1,385,000	6.625		08/15/25	1,246,500

					4,030,895

Entertainment(b) – 0.9%
	AMC Entertainment Holdings, Inc.
	130,000	5.750		06/15/25	29,250
	235,000	6.125		05/15/27	52,288
	Banijay Entertainment SASU
EUR	786,000	3.500		03/01/25	813,930
	$1,137,000	5.375	(a)	03/01/25	1,048,882
	Cirsa Finance International S.a.r.l.
EUR	860,000	4.750		05/22/25	739,808
	$1,334,000	7.875	(a)	12/20/23	1,100,550
	International Game Technology PLC(a)
	840,000	6.250		01/15/27	802,200
	Scientific Games International, Inc.(a)
	639,000	7.000		05/15/28	458,483
	45,000	7.250		11/15/29	31,950
	1,264,000	8.250		03/15/26	954,320
	Twin River Worldwide Holdings, Inc.(a)
	765,000	6.750		06/01/27	606,262

					6,637,923

Environmental(a)(b) – 0.0%
	GFL Environmental, Inc.
	300,000	8.500		05/01/27	326,250

Food & Drug Retailing – 1.1%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(b)
	1,441,000	5.750		03/15/25	1,469,820
	400,000	7.500	(a)	03/15/26	437,000
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	1,500,000	4.625		01/15/27	1,507,500
	Aramark Services, Inc.(a)(b)
	750,000	6.375		05/01/25	776,250
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(b)
	1,531,000	5.500		01/15/30	1,546,310
	New Albertsons LP
	645,000	8.700		05/01/30	715,950
	Post Holdings, Inc.(a)(b)
	970,000	5.000		08/15/26	966,362
	805,000	5.500		12/15/29	809,025

					8,228,217

Forest Products & Paper(b) – 0.8%
	Eldorado Intl. Finance GmbH
	1,900,000	8.625		06/16/21	1,819,250

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Forest Products & Paper(b) – (continued)
	Resolute Forest Products, Inc.
	$2,779,000	5.875%		05/15/23	$2,278,780
	Schweitzer-Mauduit International, Inc.(a)
	1,900,000	6.875		10/01/26	1,881,000

					5,979,030

Gaming(a)(b) – 0.1%
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	60,000	4.250		05/30/23	55,950
	325,000	5.250		05/15/27	277,063
	140,000	5.500		03/01/25	124,600

					457,613

Health Care – Services – 0.2%
	Centene Corp.
	1,445,000	4.625		12/15/29	1,445,000

Healthcare Providers & Services – 1.4%
	Air Medical Group Holdings, Inc.(a)(b)
	$2,075,000	6.375		05/15/23	1,940,125
	Centene Corp.(a)(b)
	545,000	4.250		12/15/27	570,097
	1,445,000	4.625		12/15/29	1,582,275
	240,000	5.250		04/01/25	247,800
	Charles River Laboratories International, Inc.(a)(b)
	755,000	5.500		04/01/26	785,200
	CHS/Community Health Systems, Inc.(a)(b)
	496,000	6.625		02/15/25	461,280
	796,000	8.000		03/15/26	763,165
	290,000	8.625		01/15/24	281,300
	Encompass Health Corp.(b)
	480,000	4.750		02/01/30	480,000
	HCA, Inc.
	900,000	5.250		04/15/25	1,001,691
	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)(b)
	1,252,000	9.750		12/01/26	1,339,640
	Tenet Healthcare Corp.
	915,000	5.125	(b)	05/01/25	855,525
	655,000	7.000	(b)	08/01/25	614,063
	35,000	8.125		04/01/22	35,175

					10,957,336

Home Builders(b) – 0.5%
	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)
	1,415,000	6.625		01/15/28	1,153,225
	Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a)
	1,483,000	4.875		02/15/30	1,223,475
	KB Home
	1,012,000	4.800		11/15/29	941,160
	Mattamy Group Corp.(a)
	605,000	4.625		03/01/30	541,475

					3,859,335

Housewares(a)(b) – 0.1%
	American Greetings Corp.
	1,055,000	8.750		04/15/25	870,375

Corporate Obligations – (continued)
Insurance(a) – 0.4%
	Fidelity & Guaranty Life Holdings, Inc.(b)
	1,970,000	5.500		05/01/25	2,075,887
	MGIC Investment Corp.
	850,000	9.000		04/01/63	1,098,625

					3,174,512

Internet – 0.5%
	Getty Images, Inc.(a)(b)
	920,000	9.750		03/01/27	683,100
	Match Group, Inc.(a)(b)
	730,000	4.125		08/01/30	708,100
	Netflix, Inc.
EUR	1,531,000	3.875		11/15/29	1,719,622
	$680,000	5.875		02/15/25	746,300

					3,857,122

Investment Companies(b) – 0.3%
	FS Energy & Power Fund(a)
	1,050,000	7.500		08/15/23	682,500
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	910,000	4.750		09/15/24	855,400
	1,015,000	5.250		05/15/27	964,250

					2,502,150

Iron/Steel(a)(b) – 0.9%
	Baffinland Iron Mines Corp./Baffinland Iron Mines LP
	2,565,000	8.750		07/15/26	2,263,612
	Cleveland-Cliffs, Inc.
	986,000	6.750		03/15/26	860,285
	Mineral Resources Ltd.
	3,711,000	8.125		05/01/27	3,803,775

					6,927,672

Lodging(b) – 0.6%
	Diamond Resorts International, Inc.(a)
	1,460,000	10.750		09/01/24	925,275
	Inn of the Mountain Gods Resort & Casino(e)(PIK 9.250% or Cash 9.250%)
	1,028,302	9.250		11/30/20	791,793
	Station Casinos LLC(a)
	930,000	5.000		10/01/25	774,225
	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
	2,304,000	5.875		05/15/25	1,923,840

					4,415,133

Media – 5.9%
	Altice Financing SA(a)(b)
	1,000,000	5.000		01/15/28	968,750
	2,205,000	7.500		05/15/26	2,298,712
	Altice Finco SA(a)(b)
	1,690,000	7.625		02/15/25	1,690,000
	Banijay Group SAS(a)(b)
	1,204,000	6.500		01/20/26	1,319,403
	CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	600,000	4.750		03/01/30	612,000
	2,126,000	5.375		06/01/29	2,242,930

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
	Cengage Learning, Inc.(a)(b)
	$1,040,000	9.500%		06/15/24	$598,000
	CSC Holdings LLC(a)(b)
	1,864,000	5.750		01/15/30	1,938,560
	150,000	6.500		02/01/29	163,125
	1,195,000	7.500		04/01/28	1,308,525
	Cumulus Media New Holdings, Inc.(a)(b)
	595,000	6.750		07/01/26	483,438
	Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
	1,145,000	5.375		08/15/26	870,200
	905,000	6.625		08/15/27	488,700
	DISH DBS Corp.
	615,000	5.000		03/15/23	582,713
	180,000	5.875		11/15/24	169,650
	275,000	7.750		07/01/26	270,875
	Gray Television, Inc.(a)(b)
	1,606,000	7.000		05/15/27	1,618,045
	Houghton Mifflin Harcourt Publishers, Inc.(a)(b)
	1,490,000	9.000		02/15/25	1,221,800
	iHeartCommunications, Inc.(b)
	216,446	6.375		05/01/26	204,000
	392,309	8.375		05/01/27	327,578
	LCPR Senior Secured Financing DAC(a)(b)
	2,134,000	6.750		10/15/27	2,238,032
	Liberty Interactive LLC(b)
	851,854	3.750		02/15/30	562,224
	3,988,183	4.000		11/15/29	2,682,053
	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(b)
	945,000	7.875		05/15/24	614,250
	Nexstar Broadcasting, Inc.(a)(b)
	1,730,000	5.625		07/15/27	1,643,500
	Salem Media Group, Inc.(a)(b)
	1,810,000	6.750		06/01/24	1,429,900
	Sinclair Television Group, Inc.(a)(b)
	1,000,000	5.500		03/01/30	830,000
	600,000	5.625		08/01/24	552,000
	Sirius XM Radio, Inc.(a)(b)
	625,000	5.500		07/01/29	654,688
	TEGNA, Inc.(a)(b)
	1,549,000	4.625		03/15/28	1,382,483
	2,408,000	5.000		09/15/29	2,143,120
	Telenet Finance Luxembourg Notes Sarl(a)(b)
	1,400,000	5.500		03/01/28	1,454,250
	The McClatchy Co.(b)(d)
	1,766,000	9.000		07/15/26	1,730,680
	UPC Holding B.V.(b)
EUR	770,000	3.875		06/15/29	817,334
	Urban One, Inc.(a)(b)
	$2,665,000	7.375		04/15/22	2,298,562
	Virgin Media Finance PLC(a)(b)
	1,950,000	5.750		01/15/25	1,969,500
	Ziggo B.V.(a)(b)
	873,000	4.875		01/15/30	864,270
	1,942,000	5.500		01/15/27	1,968,702
	Ziggo Bond Co. B.V.(a)(b)
	665,000	5.125		02/28/30	655,025

					45,867,577

Corporate Obligations – (continued)
Mining(b) – 1.9%
	Eldorado Gold Corp.(a)
	1,745,000	9.500		06/01/24	1,799,531
	First Quantum Minerals Ltd.(a)
	1,560,000	6.500		03/01/24	1,357,200
	735,000	7.250		04/01/23	659,663
	3,242,000	7.500		04/01/25	2,825,606
	Freeport-McMoRan, Inc.
	247,000	3.875		03/15/23	246,074
	440,000	5.250		09/01/29	434,500
	1,950,000	5.450		03/15/43	1,794,000
	Hecla Mining Co.
	1,900,000	7.250		02/15/28	1,876,250
	KME AG
EUR	564,000	6.750		02/01/23	271,946
	Mountain Province Diamonds, Inc.(a)
	$1,045,000	8.000		12/15/22	684,475
	New Gold, Inc.(a)
	850,000	6.250		11/15/22	845,750
	945,000	6.375		05/15/25	904,837
	Northwest Acquisitions ULC/Dominion Finco, Inc.(a)
	1,260,000	7.125		11/01/22	129,150
	Novelis Corp.(a)
	939,000	4.750		01/30/30	835,710

					14,664,692

Miscellaneous Manufacturing(a)(b) – 0.2%
	LSB Industries, Inc.
	1,585,000	9.625		05/01/23	1,466,125

Oil Field Services – 3.1%
	Chesapeake Energy Corp.(b)
	195,000	7.000		10/01/24	3,900
	935,000	7.500		10/01/26	18,700
	195,000	11.500	(a)	01/01/25	5,363
	CNX Resources Corp.(a)(b)
	415,000	7.250		03/14/27	367,794
	CVR Energy, Inc.(a)(b)
	690,000	5.750		02/15/28	579,600
	Ecopetrol SA
	310,000	5.875		09/18/23	316,045
	Empresa Nacional del Petroleo(b)
	396,000	3.750		08/05/26	381,150
	Endeavor Energy Resources LP/EER Finance, Inc.(a)(b)
	2,182,000	5.500		01/30/26	1,909,250
	490,000	5.750		01/30/28	428,750
	Extraction Oil & Gas, Inc.(a)(b)
	1,940,000	5.625		02/01/26	291,000
	KazMunayGas National Co. JSC
	1,228,000	3.875		04/19/22	1,206,510
	MEG Energy Corp.(a)(b)
	522,000	7.000		03/31/24	368,010
	1,203,000	7.125		02/01/27	824,055
	NAK Naftogaz Ukraine via Kondor Finance PLC(a)
	510,000	7.625		11/08/26	430,950
	Noble Holding International Ltd.(b)
	895,000	7.750		01/15/24	2,238
	670,000	8.950		04/01/45	5,487

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Occidental Petroleum Corp.
	$838,000	3.500	% (b)	06/15/25	$601,265
	579,000	4.500	(b)	07/15/44	353,190
	270,000	6.950		07/01/24	230,850
	Pertamina Persero PT(a)(b)
	617,000	4.150		02/25/60	512,881
	Petrobras Global Finance B.V.
	1,872,000	6.900		03/19/49	1,797,038
	Petroleos de Venezuela SA(d)
	700,000	6.000		11/15/26	26,250
	Petroleos Mexicanos
	1,262,000	5.950	(b)	01/28/31	914,067
	1,101,000	6.500		03/13/27	891,810
	1,571,000	6.950	(a)(b)	01/28/60	1,099,700
	2,880,000	7.690	(b)	01/23/50	2,116,800
	Petronas Capital Ltd.(a)(b)
	1,750,000	3.500		04/21/30	1,832,687
	Shelf Drilling Holdings Ltd.(a)(b)
	430,000	8.250		02/15/25	137,944
	Sinopec Group Overseas Development 2018 Ltd.(a)(b)
	1,792,000	2.500		08/08/24	1,814,197
	Southwestern Energy Co.(b)
	305,000	7.500		04/01/26	273,738
	The Oil and Gas Holding Co. BSCC
	214,000	8.375		11/07/28	207,513
	Transocean Pontus Ltd.(a)(b)
	1,018,700	6.125		08/01/25	825,147
	Transocean Poseidon Ltd.(a)(b)
	1,070,000	6.875		02/01/27	845,300
	Transocean, Inc.
	480,000	7.500		04/15/31	96,000
	USA Compression Partners LP/USA Compression Finance Corp.(b)
	1,755,000	6.875		04/01/26	1,439,100
	Valaris PLC(b)
	350,000	5.850		01/15/44	38,500
	591,000	7.375		06/15/25	65,010
	Viper Energy Partners LP(a)(b)
	666,000	5.375		11/01/27	592,740
	YPF SA
	220,000	6.950		07/21/27	97,900
	144,000	8.500		03/23/21	89,747
	268,000	8.750		04/04/24	141,370

					24,179,546

Packaging(b) – 0.5%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
	565,000	4.125		08/15/26	550,875
	Cascades Inc/Cascades USA, Inc.(a)
	942,000	5.125		01/15/26	946,710
	473,000	5.375		01/15/28	484,825
	Intertape Polymer Group, Inc.(a)
	735,000	7.000		10/15/26	740,512
	Trivium Packaging Finance B.V.(a)
	612,000	5.500		08/15/26	627,300
	Trivium Packaging Finance BV
EUR	508,000	3.750		08/15/26	549,733

					3,899,955

Corporate Obligations – (continued)
Pharmaceuticals – 0.9%
	Bausch Health Americas, Inc.(a)(b)
	$973,000	8.500		01/31/27	1,060,570
	Bausch Health Cos., Inc.(a)(b)
	651,000	5.000		01/30/28	624,960
	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(b)
	770,000	6.000		07/15/23	577,500
	Nidda Healthcare Holding GmbH(a)(b)
EUR	665,000	3.500		09/30/24	706,200
	Par Pharmaceutical, Inc.(a)(b)
	$1,205,000	7.500		04/01/27	1,220,063
	Teva Pharmaceutical Finance Co. B.V.
	1,000,000	2.950		12/18/22	945,000
	Teva Pharmaceutical Finance Netherlands III B.V.
	1,708,000	3.150		10/01/26	1,485,960

					6,620,253

Pipelines – 1.6%
	Abu Dhabi Crude Oil Pipeline LLC
	400,000	4.600		11/02/47	428,000
	Buckeye Partners LP(a)(b)
	873,000	4.500		03/01/28	785,700
	Cheniere Corpus Christi Holdings LLC(b)
	645,000	5.125		06/30/27	645,477
	90,000	7.000		06/30/24	96,443
	Cheniere Energy Partners LP(b)
	505,000	4.500	(a)	10/01/29	464,600
	490,000	5.625		10/01/26	470,400
	CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(b)
	1,445,000	6.500		03/15/26	1,202,962
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
	980,000	5.750		04/01/25	725,200
	DCP Midstream Operating LP
	425,000	8.125		08/16/30	331,500
	Energy Transfer Operating LP(b)
	295,000	5.250		04/15/29	300,511
	EnLink Midstream LLC(b)
	1,440,000	5.375		06/01/29	878,400
	Global Partners LP/GLP Finance Corp.(b)
	942,000	7.000		08/01/27	753,600
	Holly Energy Partners LP/Holly Energy Finance Corp.(a)(b)
	850,000	5.000		02/01/28	769,250
	KazTransGas JSC
	1,471,000	4.375		09/26/27	1,392,853
	Sabine Pass Liquefaction LLC(b)
	105,000	5.000		03/15/27	107,640
	415,000	5.750		05/15/24	434,347
	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
	967,000	6.000		03/01/27	647,890
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(b)
	1,250,000	5.375		02/01/27	1,068,750
	554,000	6.875		01/15/29	506,910
	Western Midstream Operating LP(b)
	291,000	5.300		03/01/48	218,978
	171,000	5.500		08/15/48	125,899

					12,355,310

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – 1.5%
	China Evergrande Group
	$1,890,000	8.250	% (b)	03/23/22	$1,675,012
	2,000,000	9.500		04/11/22	1,792,500
	Easy Tactic Ltd.(b)
	1,200,000	8.125		02/27/23	1,081,500
	Haya Finance 2017 SA(b)
EUR	569,000	5.250		11/15/22	486,079
	Kaisa Group Holdings Ltd.(b)
	$650,000	9.375		06/30/24	558,594
	1,000,000	11.950	(a)	10/22/22	975,000
	720,000	11.950		10/22/22	702,000
	Saracen Development LLC(a)(b)(e)(PIK 3.000% or Cash 11.000%)
	1,197,011	11.000		10/15/25	1,250,877
	Sunac China Holdings Ltd.(b)
	1,027,000	7.875		02/15/22	1,031,054
	1,620,000	8.350		04/19/23	1,617,469
	WeWork Cos., Inc.(a)
	1,440,000	7.875		05/01/25	590,400

					11,760,485

Real Estate Investment Trust(b) – 0.5%
	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(a)
	314,000	5.750		05/15/26	252,260
	CyrusOne LP/CyrusOne Finance Corp.
EUR	721,000	1.450		01/22/27	716,604
	Iron Mountain, Inc.(a)
	$920,000	4.875		09/15/29	880,900
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
	1,635,000	5.250		03/15/22	1,348,875
	130,000	5.250		10/01/25	94,413
	310,000	5.875		08/01/21	274,737
	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(a)
	125,000	6.000		04/15/23	116,875
	180,000	7.125		12/15/24	138,600

					3,823,264

Retailing – 1.8%
	1011778 BC ULC/New Red Finance, Inc.(a)(b)
	550,000	4.250		05/15/24	548,625
	1,263,000	5.000		10/15/25	1,266,157
	389,000	5.750		04/15/25	410,395
	Asbury Automotive Group, Inc.(a)(b)
	455,000	4.500		03/01/28	376,512
	355,000	4.750		03/01/30	297,313
	Beacon Roofing Supply, Inc.(a)(b)
	946,000	4.875		11/01/25	832,480
	Burlington Coat Factory Warehouse Corp.(a)(b)
	750,000	6.250		04/15/25	763,125
	Carvana Co.(a)(b)
	1,120,000	8.875		10/01/23	1,094,800
	Guitar Center Escrow Issuer, Inc.(a)(b)(e)
	730,000	9.500		10/15/21	532,900
	Guitar Center, Inc.(a) (b)(PIK 8.000%, Cash 5.000%)
	1,855,627	13.000		04/15/22	835,032

Corporate Obligations – (continued)
Retailing – (continued)
	JC Penney Corp., Inc.
	990,000	5.875	(a)(b)	07/01/23	455,400
	1,855,000	6.375		10/15/36	97,388
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(b)
	820,000	4.750		06/01/27	838,450
	215,000	5.250		06/01/26	220,913
	Neiman Marcus Group Ltd. LLC(a)(b)
	605,000	8.000		10/15/21	325,188
	Rite Aid Corp.
	1,045,000	6.125	(a)(b)	04/01/23	953,562
	125,000	6.875	(a)	12/15/28	85,000
	230,000	7.700		02/15/27	167,900
	Ross Stores, Inc.(b)
	1,300,000	4.800		04/15/30	1,418,170
	The Gap, Inc.(a)(b)
	660,000	8.625		05/15/25	685,575
	825,000	8.875		05/15/27	853,875
	Yum! Brands, Inc.
	615,000	6.875		11/15/37	625,762

					13,684,522

Software(a)(b) – 0.1%
	Rackspace Hosting, Inc.
	780,000	8.625		11/15/24	768,300

Sovereign – 0.2%
	1MDB Global Investments Ltd.
	400,000	4.400		03/09/23	353,625
	Malaysia Sukuk Global Bhd
	1,234,000	3.179		04/27/26	1,307,269

					1,660,894

Telecommunication Services – 2.8%
	Altice France Holding SA(b)
	707,000	6.000	(a)	02/15/28	641,602
EUR	1,330,000	8.000		05/15/27	1,475,859
	$1,520,000	10.500	(a)	05/15/27	1,626,400
	Altice France SA(a)(b)
	3,279,000	7.375		05/01/26	3,442,950
	1,100,000	8.125		02/01/27	1,188,000
	CommScope, Inc.(a)(b)
	265,000	6.000		03/01/26	265,000
	1,565,000	8.250		03/01/27	1,502,400
	Digicel Ltd.(a)(b)
	1,130,000	6.000		04/15/21	656,812
	210,000	6.750		03/01/23	85,313
	Frontier Communications Corp.(d)
	915,000	6.875	(b)	01/15/25	247,050
	665,000	7.125		01/15/23	179,550
	575,000	10.500	(b)	09/15/22	176,094
	Intelsat Connect Finance SA(a)(b)
	195,000	9.500		02/15/23	36,075
	Intelsat Jackson Holdings SA(b)
	350,000	5.500		08/01/23	191,188
	920,000	9.750	(a)	07/15/25	532,450

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
	Intelsat Luxembourg SA(b)
	$255,000	8.125%	06/01/23	$20,400
	Level 3 Financing, Inc.(a)(b)
	566,000	4.625	09/15/27	564,585
	Sprint Corp.
	1,295,000	7.875	09/15/23	1,455,256
	T-Mobile USA, Inc.(b)
	1,340,000	4.750	02/01/28	1,405,325
	Telecom Italia Capital SA
	1,671,000	6.000	09/30/34	1,727,396
	Telecom Italia Finance SA
EUR	475,000	7.750	01/24/33	716,263
	Telecom Italia SpA(a)
	$1,745,000	5.303	05/30/24	1,803,894
	Telesat Canada/Telesat LLC(a)(b)
	671,000	4.875	06/01/27	654,225
	950,000	6.500	10/15/27	900,125
	Trilogy International Partners LLC/Trilogy International Finance, Inc.(a)(b)
	90,000	8.875	05/01/22	80,325

				21,574,537

Transportation – 0.3%
	FedEx Corp.(b)
	1,000,000	4.250	05/15/30	1,091,210
	Lima Metro Line 2 Finance Ltd.
	799,000	4.350	04/05/36	812,982

				1,904,192

Trucking & Leasing(a)(b) – 0.1%
	Fortress Transportation & Infrastructure Investors LLC
	340,000	6.500	10/01/25	282,200
	735,000	6.750	03/15/22	661,500

				943,700

	TOTAL CORPORATE OBLIGATIONS
	(Cost $362,094,136)			$328,863,864

Bank Loans(h) – 21.5%
Advertising(f) – 0.4%
	BidFair MergerRight, Inc.(i) (1M LIBOR + 5.500%)
	$324,999	6.500%	01/15/27	$287,624
	Clear Channel Outdoor Holdings, Inc. (3M LIBOR + 3.500%)
	2,986,247	4.260	08/21/26	2,586,836
	ExGen Renewables IV LLC (3M LIBOR + 3.000%)
	442,817	4.620	11/28/24	424,830

				3,299,290

Aerospace & Defense(f) – 0.2%
	Blackstone CQP Holding Co. LP (3M LIBOR + 3.500%)
	496,250	4.616	09/30/24	454,481
	Sequa Mezzanine Holdings LLC
	(3M LIBOR + 5.000%)
	643,857	6.742	11/28/21	533,326
	(3M LIBOR + 9.000%)
	201,082	10.000	04/28/22	144,578

Bank Loans(h) – (continued)
Aerospace & Defense(f) – (continued)
	TransDigm, Inc. (1M LIBOR + 2.250%)
	498,750	2.654	12/09/25	435,394

				1,567,779

Airlines(f) – 0.3%
	Allegiant Travel Co. (3M LIBOR + 3.000%)
	500,000	4.707	02/05/24	391,665
	American Airlines, Inc. (1M LIBOR + 2.000%)
	1,539,587	2.438	04/28/23	1,175,583
	United Airlines, Inc. (1M LIBOR + 1.750%)
	491,139	2.154	04/01/24	430,056

				1,997,304

Automotive – Parts – 0.6%
	Gates Global LLC(f) (1M LIBOR + 2.750%)
	263,378	3.750	04/01/24	241,791
	Jaguar Holding Company II(f) (1M LIBOR + 2.500%)
	2,164,455	2.904	08/18/22	2,118,959
	Navistar International Corp.(f) (1M LIBOR + 3.500%)
	488,750	4.220	11/06/24	440,183
	Panther BF Aggregator 2 LP(f) (1M LIBOR + 3.500%)
	1,592,000	3.904	04/30/26	1,437,576
	SkillSoft Corp.(j)
	986,442	0.000	04/28/21	593,325

				4,831,834

Building Materials(f) – 0.2%
	Ingersoll-Rand Services Co. (1M LIBOR + 1.750%)
	600,000	2.154	03/01/27	568,200
	Quikrete Holdings, Inc. (1M LIBOR + 2.500%)
	748,125	2.904	02/01/27	691,664

				1,259,864

Chemicals(f) – 0.1%
	H.B. Fuller Co. (1M LIBOR + 2.000%)
	414,886	2.718	10/20/24	398,083

Commercial Services(f) – 0.1%
	Garda World Security Corp. (3M LIBOR + 4.750%)
	171,766	6.390	10/30/26	164,681
	Monitronics International, Inc. (1M LIBOR + 6.500%)
	165,756	7.750	03/29/24	107,949
	Wand NewCo 3, Inc.(6M LIBOR + 3.000%)
	498,750	4.072	02/05/26	442,017

				714,647

Computers – 0.1%
	Diebold, Inc.(j)
	480,214	0.000	08/31/22	433,095
	NCR Corp.(f) (1M LIBOR + 2.500%)
	636,488	2.910	08/28/26	598,299

				1,031,394

Consumer Cyclical Services(f) – 0.2%
	Compuware Corp. (1M LIBOR + 4.000%)
	395,211	4.404	08/22/25	384,671
	Equinox Holdings, Inc.(6M LIBOR + 3.000%)
	1,237,310	4.072	03/08/24	971,993

				1,356,664

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(h) – (continued)
Consumer Noncyclical(f) – 0.4%
Coty, Inc. (1M LIBOR + 1.500%)
$580,152	2.421%		04/05/23	$472,824
Jacobs Douwe Egberts International B.V. (1M LIBOR + 2.000%)
1,055,853	3.000		11/01/25	1,025,941
Lifescan Global Corp. (3M LIBOR + 6.000%)
2,280,010	7.451		10/01/24	1,868,194
NeuStar, Inc. (3M LIBOR + 8.000%)
224,563	9.072		08/08/25	145,827

				3,512,786

Consumer Products – Household & Leisure(f) – 0.2%
Coty, Inc. (1M LIBOR + 2.250%)
131,668	3.171		04/07/25	105,828
Revlon Consumer Products Corp. (3M LIBOR + 3.500%)
2,722,123	5.113		09/07/23	1,108,285

				1,214,113

Consumer Products – Non Durable(f) – 0.2%
Alphabet Holding Co., Inc. (1M LIBOR + 3.500%)
744,313	3.904		09/26/24	666,629
KIK Custom Products, Inc. (1M LIBOR + 4.000%)
970,000	5.000		05/15/23	864,154

				1,530,783

Distribution & Wholesale(f) – 0.1%
American Tire Distributors Holdings, Inc. (1M LIBOR + 7.500%)
855,198	8.500		09/02/24	515,257

Electrical – 0.6%
Pacific Gas & Electric Co.(j)
3,416,209	0.000		04/27/22	3,429,020
Vistra Operations Co. LLC(f) (1M LIBOR + 1.750%)
997,261	2.501		12/31/25	964,331

				4,393,351

Energy(f) – 0.1%
Epic Y-Grade Services, LP (3M LIBOR + 6.000%)
1,125,155	7.620		06/13/24	799,794
Peabody Energy Corp. (1M LIBOR + 2.750%)
199,491	3.154		03/31/25	108,523

				908,317

Energy – Exploration & Production(f) – 0.1%
Fieldwood Energy LLC
(3M LIBOR + 5.250%)
2,425,407	6.250		04/11/22	509,335
(3M LIBOR + 7.250%)
1,925,300	8.250	(i)	04/11/23	963

				510,298

Entertainment – 1.0%
AMC Entertainment Holdings, Inc.(f)(6M LIBOR + 3.000%)
598,877	4.080		04/22/26	436,294
Cineworld Ltd.(j)
750,000	0.000		02/05/27	450,000
Crown Finance US, Inc.(f)(6M LIBOR + 2.250%)
883,336	3.322		02/28/25	553,560
Delta 2 (LUX) S.a.r.l.(f) (1M LIBOR + 2.500%)
1,640,000	3.500		02/01/24	1,492,695

Bank Loans(h) – (continued)
Entertainment – (continued)
East Valley Tourist Development Authority(f) (i) (3M LIBOR + 8.000%)
718,384	9.072		09/30/20	610,627
Life Time Fitness, Inc.(f) (3M LIBOR + 2.750%)
1,229,845	4.363		06/10/22	1,035,763
The Stars Group Holdings B.V.(f) (3M LIBOR + 3.500%)
3,269,847	4.950		07/10/25	3,245,323

				7,824,262

Environmental(f) – 0.2%
GFL Environmental, Inc. (1M LIBOR + 3.000%)
1,273,974	4.000		05/30/25	1,249,768

Environmental(f) – 0.2%
Advanced Disposal Services, Inc.(1 Week LIBOR + 2.250%)
1,853,466	3.000		11/10/23	1,828,241

Finance(f) – 0.0%
Clarke Holdings Corp. (3M LIBOR + 4.750%)
277,436	6.463		11/03/23	175,709

Financial Services – 0.2%
Delos Finance S.a.r.l.(j)
130,000	0.000		10/06/23	122,785
Ditech Holding Corp.(f)(12M LIBOR + 6.000%)
352,630	8.499		06/30/22	137,525
RPI Finance Trust(f) (1M LIBOR + 1.750%)
1,496,250	2.154		02/11/27	1,450,121

				1,710,431

Food & Beverage(f) – 0.3%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.500%)
493,750	4.329		10/01/25	471,265
US Foods, Inc. (1M LIBOR + 1.750%)
2,020,001	2.154		06/27/23	1,856,825

				2,328,090

Food & Drug Retailing(f) – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
497,500	2.904		10/10/26	479,779

Gaming(f) – 0.8%
Affinity Gaming LLC(2M LIBOR + 3.250%)
519,598	4.250		07/01/23	337,738
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
2,890,576	3.154		12/23/24	2,432,911
CityCenter Holdings LLC (1M LIBOR + 2.250%)
1,176,974	3.000		04/18/24	1,033,607
Mashantucket (Western) Pequot Tribe (1M LIBOR + 8.125%)
1,491,978	9.375		06/30/20	1,387,540
Scientific Games International, Inc.(6M LIBOR + 2.750%)
1,632,071	3.612		08/14/24	1,345,104

				6,536,900

Health Care – Medical Products(f) – 0.4%
Carestream Dental Equiment, Inc(6M LIBOR + 3.250%)
341,250	4.322		09/01/24	274,601
Carestream Health, Inc. (3M LIBOR + 6.250%)
2,045,258	7.322		02/28/21	1,842,777

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Health Care – Medical Products(f) – (continued)
MedPlast Holdings, Inc. (3M LIBOR + 3.750%)
$738,824	5.200%	07/02/25	$536,571
Vyaire Medical, Inc. (3M LIBOR + 4.750%)
590,347	6.201	04/16/25	479,361

			3,133,310

Health Care – Pharmaceuticals(f) – 0.9%
Bausch Health Cos., Inc. (1M LIBOR + 2.750%)
670,000	3.468	11/27/25	641,947
Concordia International Corp. (1M LIBOR + 4.250%)
1,249,360	6.326	10/21/21	1,076,011
Grifols Worldwide Operations USA, Inc.(1 Week LIBOR + 2.000%)
1,995,000	2.137	11/15/27	1,928,507
Mallinckrodt International Finance S.A.
(3M LIBOR + 2.750%)
754,331	4.200	09/24/24	526,146
(3M LIBOR + 3.000%)
212,074	4.704	02/24/25	147,012
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
3,106,146	3.718	06/02/25	3,001,313

			7,320,936

Health Care – Services(f) – 1.8%
AHP Health Partners, Inc. (1M LIBOR + 4.500%)
827,081	5.500	06/30/25	764,364
Air Methods Corp. (3M LIBOR + 3.500%)
274,813	4.950	04/22/24	204,255
Athenahealth, Inc. (3M LIBOR + 4.500%)
249,370	5.284	02/11/26	229,421
Change Healthcare Holdings LLC (3M LIBOR + 2.500%)
1,752,022	3.500	03/01/24	1,684,131
DaVita, Inc. (1M LIBOR + 1.750%)
598,500	2.154	08/12/26	580,485
Gentiva Health Services, Inc. (1M LIBOR + 3.250%)
2,000,000	3.688	07/02/25	1,880,000
Global Medical Response, Inc. (1M LIBOR + 3.250%)
918,392	4.250	04/28/22	841,192
IQVIA, Inc. (3M LIBOR + 1.750%)
489,997	3.695	06/11/25	467,824
Parexel International Corp. (1M LIBOR + 2.750%)
1,982,553	3.154	09/27/24	1,810,487
Phoenix Guarantor, Inc. (1M LIBOR + 3.250%)
349,125	4.079	03/05/26	323,290
Quorum Health Corp. (1M LIBOR + 6.750%)
66,722	7.750	04/29/22	57,572
RegionalCare Hospital Partners Holdings, Inc. (1M LIBOR + 3.750%)
2,495,465	4.154	11/17/25	2,300,668
Select Medical Corp. (1M LIBOR + 2.500%)
729,077	3.070	03/06/25	691,026
Team Health Holdings, Inc. (1M LIBOR + 2.750%)
1,639,358	3.750	02/06/24	1,201,174
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,018,822	4.987	08/27/25	957,438

			13,993,327

Bank Loans(h) – (continued)
Health Care Providers & Services(f) – 0.3%
Envision Healthcare Corp. (1M LIBOR + 3.750%)
3,377,661	4.154	10/10/25	2,308,057

Hotels, Restaurants & Leisure(f) – 0.3%
Caesars Entertainment Operating Co., Inc. (1M LIBOR + 2.000%)
2,710,788	2.404	10/07/24	2,610,841

Insurance(f) – 0.2%
Acrisure LLC (3M LIBOR + 3.500%)
500,000	5.207	02/15/27	458,335
Alliant Holdings Intermediate LLC (1M LIBOR + 2.750%)
496,212	3.154	05/09/25	462,470
HUB International Ltd.(2M LIBOR + 3.000%)
498,731	3.616	04/25/25	466,199
USI, Inc. (1M LIBOR + 3.000%)
498,721	3.404	05/16/24	468,588

			1,855,592

Leisure Time(f) – 0.1%
ClubCorp Holdings, Inc. (3M LIBOR + 2.750%)
690,793	4.200	09/18/24	504,106

Lodging(f) – 0.3%
Boyd Gaming Corp.(1 Week LIBOR + 2.250%)
1,461,819	2.387	09/15/23	1,353,104
Station Casinos LLC (1M LIBOR + 2.250%)
745,108	2.660	02/08/27	654,972

			2,008,076

Machinery(f) – 0.1%
Apex Tool Group LLC (1M LIBOR + 5.250%)
496,835	6.500	08/01/24	397,260

Machinery-Diversified(f)(i) – 0.0%
North American Lifting Holdings, Inc. (3M LIBOR + 4.500%)
588,122	5.950	11/27/20	294,061

Media(f) – 0.9%
CSC Holdings LLC (1M LIBOR + 2.250%)
488,665	3.064	07/17/25	464,153
Gray Television, Inc. (1M LIBOR + 2.500%)
1,742,742	3.493	01/02/26	1,636,731
iHeartCommunications, Inc. (1M LIBOR + 3.000%)
3,990,000	3.404	05/01/26	3,565,504
Sinclair Television Group, Inc.
(1M LIBOR + 2.250%)
1,282,072	2.660	01/03/24	1,187,519
(1M LIBOR + 2.500%)
248,750	3.320	09/30/26	230,094
Ziggo Financing Partnership B.V. (1M LIBOR + 2.500%)
240,000	3.314	04/30/28	223,500

			7,307,501

Media – Broadcasting & Radio(f) – 0.4%
Metro-Goldwyn-Mayer, Inc. (1M LIBOR + 2.500%)
1,236,209	2.904	07/03/25	1,162,036
Nexstar Broadcasting, Inc. (1M LIBOR + 2.250%)
1,250,176	2.654	01/17/24	1,172,928

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Media – Broadcasting & Radio(f) – (continued)
Univision Communications, Inc. (1M LIBOR + 2.750%)
$203,112	3.750%	03/15/24	$178,010
Urban One, Inc. (1M LIBOR + 4.000%)
497,736	5.000	04/18/23	345,926

			2,858,900

Media – Non Cable(f) – 0.7%
Lions Gate Capital Holdings LLC (1M LIBOR + 2.250%)
1,398,612	2.654	03/24/25	1,291,101
McGraw-Hill Global Education Holdings LLC (3M LIBOR + 4.000%)
2,206,528	5.450	05/04/22	1,778,086
Mission Broadcasting, Inc. (1M LIBOR + 2.250%)
321,619	3.235	01/17/24	301,746
Nielsen Finance LLC (1M LIBOR + 2.000%)
1,485,327	2.864	10/04/23	1,425,750
Terrier Media Buyer, Inc. (3M LIBOR + 4.250%)
498,750	5.700	12/17/26	462,591

			5,259,274

Media – Non Cable(f) – 0.4%
Advantage Sales & Marketing, Inc.
(3M LIBOR + 3.250%)
556,579	4.700	07/23/21	474,718
(3M LIBOR + 3.250%)
474,190	4.700	07/25/21	407,803
Cengage Learning, Inc.(6M LIBOR + 4.250%)
2,431,968	5.250	06/07/23	1,848,295
Entercom Media Corp. (1M LIBOR + 2.500%)
688,893	2.904	11/18/24	606,398
William Morris Endeavor Entertainment LLC (1M LIBOR + 2.750%)
250,000	3.237	05/18/25	185,000

			3,522,214

Metal Fabricate/Hardware(f) – 0.0%
Advanced Drainage Systems, Inc. (1M LIBOR + 2.250%)
115,446	3.250	07/31/26	111,839

Metals & Mining(f) – 0.0%
Covia Holdings Corp. (3M LIBOR + 4.000%)
70,536	5.387	06/01/25	32,421

Noncaptive – Financial(f) – 0.1%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 1.750%)
554,569	2.500	01/15/25	520,502

Oil & Gas Services(f) – 0.1%
Delek US Holdings, Inc. (1M LIBOR + 2.250%)
494,967	2.654	03/31/25	440,521
EG America LLC(6M LIBOR + 4.000%)
541,479	5.072	02/07/25	461,611

			902,132

Oil Field Services(f) – 0.0%
California Resources Corp.
(3M LIBOR + 10.375%)
250,000	11.988	12/31/21	8,907
(3M LIBOR + 4.750%)
250,000	6.363	12/31/22	54,860

			63,767

Bank Loans(h) – (continued)
Packaging(f) – 0.2%
Berry Global, Inc. (1M LIBOR + 2.000%)
498,744	2.829	07/01/26	475,004
Klockner-Pentaplast of America, Inc. (3M LIBOR + 4.250%)
249,361	5.250	06/30/22	209,386
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
1,117,295	3.154	02/05/23	1,063,061

			1,747,451

Pharmaceuticals – 0.5%
Akorn, Inc.(f) (1M LIBOR + 13.750%)
500,959	14.750	04/16/21	416,332
Alphabet Holding Co., Inc.(f) (1M LIBOR + 7.750%)
350,000	8.154	09/26/25	277,960
Amneal Pharmaceuticals LLC(f) (1M LIBOR + 3.500%)
249,365	3.938	05/04/25	222,559
Elanco Animal Health, Inc.(j)
750,000	0.000	02/04/27	722,812
Endo Finance Co. (Luxembourg) S.a.r.l.(f) (1M LIBOR + 4.250%)
1,685,667	5.000	04/29/24	1,528,697
Patterson Medical Holdings, Inc.(f) (3M LIBOR + 4.750%)
786,840	5.750	08/29/22	674,062

			3,842,422

Pipelines(f) – 0.0%
Traverse Midstream Partners LLC (1M LIBOR + 4.000%)
463,580	5.000	09/27/24	344,704

Real Estate(f) – 0.2%
Fly Funding II S.a.r.l. (3M LIBOR + 1.750%)
985,466	3.480	08/11/25	878,296
Realogy Group LLC (1M LIBOR + 2.250%)
488,750	3.243	02/08/25	407,725

			1,286,021

Restaurants(f) – 0.3%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
2,104,725	2.154	11/19/26	1,968,570
IRB Holding Corp. (1M LIBOR + 2.750%)
89,771	3.750	02/05/25	78,133

			2,046,703

Retailers(f) – 0.7%
Academy Ltd. (1M LIBOR + 4.000%)
2,597,520	5.000	07/01/22	1,675,400
Belk, Inc.(6M LIBOR + 4.750%)
680,106	5.750	12/12/22	357,056
Neiman Marcus Group Ltd., Inc. (1M LIBOR + 5.500%)
421,756	4.750	10/25/20	164,485
Petco Animal Supplies, Inc. (3M LIBOR + 3.250%)
268,482	4.250	01/26/23	174,682
PetSmart, Inc.(6M LIBOR + 4.000%)
2,966,865	5.000	03/11/22	2,874,150
Serta Simmons Bedding LLC
(3M LIBOR + 3.500%)
85,664	4.635	11/08/23	37,815
(3M LIBOR + 8.000%)
156,560	9.020	11/08/24	33,573

			5,317,161

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Semiconductors(f) – 0.1%
Bright Bidco B.V.(6M LIBOR + 3.500%)
$596,601	4.572%	06/30/24	$178,610
MACOM Technology Solutions Holdings, Inc. (1M LIBOR + 2.250%)
498,718	2.654	05/17/24	441,864
Microchip Technology, Inc. (1M LIBOR + 2.000%)
180,000	2.410	05/29/25	172,575

			793,049

Services Cyclical – Business Services(f) – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
496,212	3.404	11/03/24	472,200
SeaWorld Parks & Entertainment, Inc. (1M LIBOR + 3.000%)
479,177	3.750	03/31/24	399,845
Tempo Acquisition LLC (1M LIBOR + 2.750%)
486,250	3.154	05/01/24	455,558
Travelport Finance S.a.r.l. (3M LIBOR + 5.000%)
670,170	6.072	05/29/26	406,291

			1,733,894

Software(f) – 0.2%
Rackspace Hosting, Inc. (3M LIBOR + 3.000%)
1,979,273	4.763	11/03/23	1,850,423

Technology – Hardware(f) – 0.2%
CommScope, Inc. (1M LIBOR + 3.250%)
1,383,701	3.654	04/06/26	1,297,718

Technology – Software(f) – 0.4%
Epicor Software Corp. (1M LIBOR + 3.250%)
942,350	3.660	06/01/22	907,747
Informatica LLC (1M LIBOR + 3.250%)
1,000,000	3.654	02/25/27	937,500
Kronos, Inc. (3M LIBOR + 3.000%)
997,297	4.763	11/01/23	961,773

			2,807,020

Technology – Software/Services(f) – 2.5%
Almonde, Inc.
(6M LIBOR + 3.500%)
1,485,966	4.500	06/13/24	1,284,944
(6M LIBOR + 7.250%)
811,134	8.250	06/13/25	687,031
Ancestry.com Operations, Inc. (1M LIBOR + 3.750%)
498,741	4.750	10/19/23	453,854
Banff Merger Sub, Inc. (1M LIBOR + 4.250%)
208,314	4.654	10/02/25	179,150
Blackboard, Inc. (3M LIBOR + 6.000%)
498,123	7.737	06/30/24	448,779
Ceridian HCM Holding, Inc.(1 Week LIBOR + 2.500%)
997,468	2.637	04/30/25	938,039
Dynatrace LLC (1M LIBOR + 2.250%)
400,000	2.654	08/22/25	384,000
Greeneden U.S. Holdings II, LLC (1M LIBOR + 3.250%)
1,480,896	3.654	12/01/23	1,399,447
Infor (US), Inc. (1M LIBOR + 2.750%)
2,474,587	3.750	02/01/22	2,427,149

Bank Loans(h) – (continued)
Technology – Software/Services(f) – (continued)
MA FinanceCo. LLC
(1M LIBOR + 2.250%)
614,778	2.654	11/19/21	582,121
(1M LIBOR + 2.500%)
243,641	2.904	06/21/24	223,662
Mavenir Systems, Inc. (3M LIBOR + 6.000%)
589,474	7.000	05/08/25	548,211
McAfee LLC (1M LIBOR + 3.750%)
1,090,691	4.188	09/30/24	1,041,000
Perforce Software, Inc. (1M LIBOR + 3.750%)
249,375	4.154	07/01/26	230,360
Refinitiv US Holdings Inc. (1M LIBOR + 3.250%)
1,691,938	3.654	10/01/25	1,653,345
Seattle SpinCo, Inc. (1M LIBOR + 2.500%)
1,645,366	2.904	06/21/24	1,510,446
Sophia L.P. (3M LIBOR + 3.250%)
929,137	4.700	09/30/22	894,295
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 1.750%)
607,703	2.154	04/16/25	583,462
SS&C Technologies, Inc. (1M LIBOR + 1.750%)
851,639	2.154	04/16/25	817,667
Syniverse Holdings, Inc.(6M LIBOR + 5.000%)
2,620,137	6.873	03/09/23	1,795,606
Tibco Software, Inc. (1M LIBOR + 3.750%)
490,000	4.160	06/30/26	458,150
TTM Technologies, Inc. (1M LIBOR + 2.500%)
250,000	3.485	09/28/24	244,375
Western Digital Corp. (1M LIBOR + 1.750%)
345,719	2.766	04/29/23	330,594
Zelis Healthcare Corp. (1M LIBOR + 4.750%)
249,375	5.154	09/30/26	238,839

			19,354,526

Telecommunication Services – 1.4%
Altice France SA(f) (1M LIBOR + 4.000%)
987,475	4.814	08/14/26	914,115
CenturyLink, Inc.(f) (1M LIBOR + 2.250%)
1,496,250	2.654	03/15/27	1,412,086
Connect Finco S.a.r.l.(f) (1M LIBOR + 4.500%)
250,000	5.500	12/11/26	227,918
Frontier Communications Corp.(f) (3M LIBOR + 3.750%)
2,611,201	5.210	06/15/24	2,531,925
Intelsat Jackson Holdings SA(f) (3M PRIME + 2.750%)
3,860,000	6.000	11/27/23	3,780,638
IQOR US Inc.(f) (3M LIBOR + 5.000%)
361,694	6.433	04/01/21	215,982
MLN US Holding Co. LLC(f) (1M LIBOR + 4.500%)
248,116	5.493	11/30/25	177,170
Plantronics, Inc.(f) (1M LIBOR + 2.500%)
564,811	2.904	07/02/25	459,175
Riverbed Technology, Inc.(f)(2M LIBOR + 3.250%)
738,425	4.250	04/24/22	591,759
West Corp.(f) (3M LIBOR + 3.500%)
105,562	4.950	10/10/24	81,766
Windstream Services LLC(j)
670,000	0.000	04/24/21	364,031

			10,756,565

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(h) – (continued)
Telecommunications(f) – 0.1%
Maxar Technologies Ltd. (1M LIBOR + 2.750%)
$611,410	3.160%	10/04/24	$565,554

Telecommunications – Internet & Data(f) – 0.2%
Avaya, Inc. (1M LIBOR + 4.250%)
2,042,286	5.064	12/15/24	1,786,142

Telecommunications – Satellites(f) – 0.1%
West Corp. (3M LIBOR + 4.000%)
562,008	5.450	10/10/24	438,720
Windstream Services LLC (3M LIBOR + 5.000%)
1,105,208	8.250	03/29/21	613,391

			1,052,111

Textiles(f) – 0.0%
Boardriders, Inc. (3M LIBOR + 6.500%)
455,700	7.500	04/23/24	309,306

Transportation(f) – 0.2%
CEVA Logistics Finance B.V. (3M LIBOR + 5.000%)
496,250	6.450	08/04/25	271,166
HGIM Corp. (3M LIBOR + 6.000%)
186,235	7.713	07/02/23	101,809
Uber Technologies (1M LIBOR + 3.500%)
1,231,522	3.904	07/13/23	1,157,249

			1,530,224

Wireless(f) – 0.1%
Liberty Latin America Ltd. (1M LIBOR + 5.000%)
550,000	5.814	10/15/26	537,625

Wirelines Telecommunications(f) – 0.2%
Flexential Intermediate Corp. (3M LIBOR + 3.500%)
841,473	4.950	08/01/24	602,553
Greenway Health LLC (3M LIBOR + 3.750%)
89,006	4.820	02/14/24	61,563
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
1,000,000	2.154	03/01/27	955,830

			1,619,946

TOTAL BANK LOANS
(Cost $190,822,688)			$166,757,625

Shares	Description	Value

Common Stocks – 0.2%
Automobiles(d) – 0.1%
65,182	Monitronics International, Inc.	$325,910

Chemicals(d) – 0.0%
42,218	Hexion Holdings Corp. Class B	236,421

Commercial Services & Supplies(d) – 0.0%
10,879	Cenveo, Inc.	145,050

Distributors(d) – 0.0%
542	ATD New Holdings, Inc.	7,994

Diversified Consumer Services(d) – 0.0%
7,679	Premier Brands Group Holdings LLC	51,196

Energy Equipment & Services(d) – 0.0%
17,981	Parker Drilling Co.	133,059

Health Care Technology(i) – 0.0%
2,776	MModal, Inc.	5,552

Media(d) – 0.1%
123,364	Clear Channel Outdoor Holdings, Inc.	119,022
18,970	Cumulus Media, Inc. Class A	84,037
52,092	iHeartMedia, Inc. Class A	365,686

		568,745

Oil, Gas & Consumable Fuels(d) – 0.0%
117,847	Jupiter Resources, Inc.	117,847

Software(d) – 0.0%
14,802	Avaya Holdings Corp.	147,132

TOTAL COMMON STOCKS
(Cost $5,494,931)		$1,738,906

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Pipelines – 0.1%
Crestwood Equity Partners LP
70,040	9.250%	$483,276
(Cost $642,337)

Shares	Dividend Rate	Value

Investment Company(k) – 7.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
57,152,173	0.233%	$57,152,173
(Cost $57,152,173)

TOTAL INVESTMENTS – 99.8%
(Cost $855,038,326)		$772,322,609

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,563,811

NET ASSETS – 100.0%		$773,886,420

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2020.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

(d)	Security is currently in default and/or non-income producing.

(e)	Pay-in-kind securities.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2020.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	—Brazilian Real
CAD	—Canadian Dollar
CLP	—Chilean Peso
COP	—Colombian Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RON	—New Romanian Leu
RUB	—Russian Ruble
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
UAH	—Ukraine Hryvna
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CMT	—Constant Maturity Treasury Indexes
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Funding Rate

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Barclays Bank PLC	COP	5,525,550,000	USD	1,350,000	06/23/20	$39,062
	JPY	147,565,125	USD	1,350,000	06/29/20	26,351
	MXN	35,361,091	USD	1,421,054	06/10/20	36,390
	PLN	19,285,146	USD	4,620,580	07/10/20	26,439
	THB	213,337,000	USD	6,460,548	07/08/20	133,472
	USD	1,994,438	CLP	1,657,218,240	05/26/20	8,213
	USD	580,000	COP	2,285,200,000	06/23/20	5,526
	USD	3,623,000	MXN	74,535,617	06/10/20	550,937
	USD	710,000	ZAR	11,377,212	05/11/20	96,993
BNP Paribas SA	CLP	1,745,539,015	USD	2,040,000	06/30/20	54,228
	COP	5,628,459,360	USD	1,408,700	06/23/20	6,233
	HUF	602,857,010	USD	1,830,000	07/09/20	42,376
	JPY	149,580,000	USD	1,350,000	06/29/20	45,144
	MXN	13,718,878	USD	564,000	06/10/20	1,438
	PLN	7,772,988	USD	1,865,681	07/10/20	7,326
	RUB	114,644,066	USD	1,487,000	07/21/20	34,203
	USD	860,360	BRL	4,017,880	05/07/20	121,874
	USD	1,476,113	COP	5,327,542,800	05/18/20	132,828

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Barclays Bank PLC (continued)	USD	1,375,207	MXN	33,280,000	06/10/20	$3,537
	USD	1,700,000	SGD	2,361,980	05/11/20	24,960
	USD	4,022,976	ZAR	66,158,631	05/11/20	458,333
	ZAR	16,854,381	USD	884,000	05/11/20	24,118
Citibank NA (London)	EUR	14,674,837	USD	15,999,275	05/14/20	86,368
	USD	1,242,319	EUR	1,119,469	05/14/20	15,227
MS & Co. Int. PLC	SGD	2,365,881	USD	1,660,968	05/11/20	16,838
	USD	1,700,000	SGD	2,363,901	05/11/20	23,598
UBS AG (London)	EUR	400,000	USD	434,042	05/14/20	4,413

TOTAL						$2,026,425

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Barclays Bank PLC	CLP	1,657,218,240	USD	2,056,000	05/26/20	$(69,775)
	EUR	31,120,000	USD	35,703,506	06/12/20	(1,571,231)
	GBP	3,180,000	USD	4,167,858	06/12/20	(161,930)
	MXN	15,121,540	USD	636,000	06/10/20	(12,750)
	USD	886,572	CLP	760,457,027	06/30/20	(25,794)
	USD	2,110,000	COP	8,868,809,360	06/23/20	(119,521)
	USD	2,827,000	CZK	71,291,490	06/09/20	(57,275)
	USD	3,516,273	EUR	3,230,000	06/12/20	(26,376)
	USD	1,862,174	HUF	602,857,010	07/09/20	(10,202)
	USD	736,000	MYR	3,228,096	07/27/20	(10,355)
	USD	1,160,000	PEN	3,971,840	07/21/20	(11,379)
BNP Paribas SA	BRL	4,017,881	USD	935,000	05/07/20	(196,514)
	CLP	1,152,595,857	USD	1,393,000	06/30/20	(10,161)
	COP	2,718,197,600	USD	800,000	05/18/20	(114,635)
	MXN	7,257,444	USD	300,000	06/10/20	(877)
	RON	3,697,410	USD	845,000	05/12/20	(9,086)
	SGD	2,360,000	USD	1,695,890	05/11/20	(22,254)
	USD	1,415,436	CLP	1,212,269,000	06/30/20	(38,996)
	USD	1,766,000	CZK	44,557,060	06/09/20	(36,666)
	USD	1,963,656	EUR	1,821,011	05/14/20	(32,423)
	USD	726,000	IDR	11,739,332,880	07/17/20	(35,222)
	USD	286,871	ZAR	5,407,521	05/11/20	(4,487)
Citibank NA (London)	EUR	2,315,369	USD	2,557,126	05/14/20	(19,163)
	USD	116,000	CAD	163,644	05/14/20	(1,565)
	USD	1,584,833	EUR	1,456,265	05/14/20	(11,435)
	USD	151,651	GBP	123,377	05/14/20	(3,750)
HSBC Bank PLC	GBP	769,953	USD	1,004,282	05/14/20	(34,479)
MS & Co. Int. PLC	CAD	992,000	USD	748,238	05/14/20	(35,565)
	COP	2,609,345,200	USD	770,000	05/18/20	(112,081)
	CZK	167,460,000	USD	7,372,075	06/09/20	(597,065)
	USD	1,032,000	BRL	5,874,875	07/28/20	(42,037)
	ZAR	4,691,830	USD	253,000	05/11/20	(204)

TOTAL						$(3,435,253)

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At April 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10 Year U.S. Treasury Notes	4	06/19/20	$556,250	$243
20 Year U.S. Treasury Bonds	2	06/19/20	362,062	3,996

Total				$4,239
Short position contracts:
5 Year U.S. Treasury Notes	(17)	06/30/20	(2,133,234)	(6,536)

TOTAL FUTURES CONTRACTS				$(2,297)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate (Received) Paid by the Fund(a)	Credit Spread at April 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
Barrick Gold Corp., 5.800%, 11/15/34	(1.000)%	0.289%	Citibank NA (London)	12/20/24	$1,000	$(33,936)	$(20,295)	$(13,641)
Protection Sold:
Occidental Petroleum Corp., 5.500%, 03/15/26	1.000	9.335	Citibank NA (London)	06/20/25	860	(256,997)	(258,000)	1,003

TOTAL						$(290,933)	$(278,295)	$(12,638)

(a)	Payments made quarterly
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Australia – 3.4%
153,360	Dexus (Equity Real Estate Investment Trusts (REITs))	$910,395
352,251	Goodman Group (Equity Real Estate Investment Trusts (REITs))	3,000,204
677,740	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	1,637,440
881,293	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	1,280,601
640,013	Stockland (Equity Real Estate Investment Trusts (REITs))	1,188,444
308,467	Sydney Airport (Transportation Infrastructure)	1,256,505
541,085	Transurban Group (Transportation Infrastructure)	4,823,646

		14,097,235

Belgium – 1.6%
29,762	Elia Group SA NV (Electric Utilities)	3,422,120
9,664	Shurgard Self Storage SA (Real Estate Management & Development)	318,593
5,846	VGP NV (Real Estate Management & Development)	676,572
88,140	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts (REITs))	2,417,994

		6,835,279

Brazil – 0.1%
65,178	Cia de Saneamento do Parana (Water Utilities)	308,037

Canada – 7.3%
65,333	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	2,248,249
174,600	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,276,934
347,023	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	10,632,947
134,700	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,388,660
163,800	Hydro One Ltd.(a) (Electric Utilities)	2,970,158
55,205	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	1,265,953
283,781	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	2,116,202
171,147	TC Energy Corp. (Oil, Gas & Consumable Fuels)	7,876,488
5,290	Waste Connections, Inc. (Commercial Services & Supplies)	454,464

		30,230,055

Common Stocks – (continued)
China – 1.8%
9,020,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	2,007,349
375,907	ENN Energy Holdings Ltd. (Gas Utilities)	4,237,397
7,510	GDS Holdings Ltd. ADR* (IT Services)	430,473
1,066,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	806,212

		7,481,431

Denmark(a) – 0.7%
27,840	Orsted A/S (Electric Utilities)	2,812,130

Finland – 0.4%
88,538	Kojamo Oyj (Real Estate Management & Development)	1,592,006

France – 2.8%
1,340	Aeroports de Paris (Transportation Infrastructure)	130,806
13,382	Eiffage SA (Construction & Engineering)	1,093,601
20,332	Gecina SA (Equity Real Estate Investment Trusts (REITs))	2,667,781
120,275	Getlink SE (Transportation Infrastructure)	1,534,111
76,816	Vinci SA (Construction & Engineering)	6,292,915

		11,719,214

Germany – 3.2%
112,302	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	1,683,372
50,634	Deutsche Wohnen SE (Real Estate Management & Development)	2,052,102
13,599	LEG Immobilien AG (Real Estate Management & Development)	1,561,232
156,502	Vonovia SE (Real Estate Management & Development)	7,738,842

		13,035,548

Hong Kong – 4.6%
623,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	3,939,735
666,000	Guangdong Investment Ltd. (Water Utilities)	1,384,258
179,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	751,711
612,286	Link REIT (Equity Real Estate Investment Trusts (REITs))	5,458,065
1,710,249	New World Development Co. Ltd. (Real Estate Management & Development)	2,020,562
255,383	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,492,062

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
405,839	Swire Properties Ltd. (Real Estate Management & Development)	$1,138,284
1,225,000	Towngas China Co. Ltd. (Gas Utilities)	615,780

		18,800,457

Italy – 0.9%
29,950	Atlantia SpA (Transportation Infrastructure)	490,977
72,947	Enel SpA (Electric Utilities)	498,260
135,619	Infrastrutture Wireless Italiane SpA(a) (Diversified Telecommunication Services)	1,435,382
192,399	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	1,204,789

		3,629,408

Japan – 6.8%
341	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	994,794
456	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	116,673
11,200	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	454,185
187	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,010,035
330	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,630,263
811	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,135,331
335,902	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	5,434,266
299,971	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	5,515,550
434	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	1,706,981
259	Nippon Accommodations Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,538,255
248	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,478,882
599	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,658,208
1,118	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	1,271,406
1,574	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,881,702
18,770	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	502,708

Common Stocks – (continued)
Japan – (continued)
63,800	Tokyo Gas Co. Ltd. (Gas Utilities)	1,400,149
94,847	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	464,012

		28,193,400

Mexico – 0.2%
105,254	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	383,441
8,200	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	508,400

		891,841

Netherlands – 1.1%
61,265	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	3,532,761
20,847	NSI NV (Equity Real Estate Investment Trusts (REITs))	839,742

		4,372,503

New Zealand – 0.3%
328,026	Auckland International Airport Ltd. (Transportation Infrastructure)	1,211,330

Singapore – 1.5%
932,200	CapitaLand Ltd. (Real Estate Management & Development)	1,977,908
165,708	City Developments Ltd. (Real Estate Management & Development)	926,266
201,508	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	302,752
1,527,570	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,143,271
419,459	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	695,569
908,100	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	1,150,315

		6,196,081

Spain – 2.8%
3,491	Aena SME SA(a) (Transportation Infrastructure)	441,909
98,888	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	5,172,314
130,813	Ferrovial SA (Construction & Engineering)	3,275,533
105,858	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,022,475
159,700	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,482,034

		11,394,265

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

April 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – 0.2%
67,246	Fabege AB (Real Estate Management & Development)	$796,590

Switzerland – 0.4%
12,790	PSP Swiss Property AG (Real Estate Management & Development)	1,485,781

Thailand – 0.2%
366,000	Airports of Thailand PCL (Transportation Infrastructure)	698,086

United Kingdom – 5.7%
74,660	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	1,004,959
18,352	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	717,091
349,800	Grainger PLC (Real Estate Management & Development)	1,175,229
150,088	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	1,278,344
205,118	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	1,710,490
568,065	National Grid PLC (Multi-Utilities)	6,657,012
37,978	Pennon Group PLC (Water Utilities)	522,951
720,275	Primary Health Properties PLC (Equity Real Estate Investment Trusts (REITs))	1,395,075
327,859	Segro PLC (Equity Real Estate Investment Trusts (REITs))	3,436,462
101,321	Severn Trent PLC (Water Utilities)	3,040,392
96,876	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,069,726
148,015	United Utilities Group PLC (Water Utilities)	1,675,509

		23,683,240

United States – 50.8%
23,000	Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,497,530
9,947	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,562,574
44,148	Alliant Energy Corp. (Electric Utilities)	2,143,385
72,010	American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,039,323
9,753	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	235,437
68,828	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	16,381,064
41,749	American Water Works Co., Inc. (Water Utilities)	5,080,436
177,756	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	5,437,556
76,993	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	745,292
32,070	Atmos Energy Corp. (Gas Utilities)	3,270,178
51,295	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	8,358,520

Common Stocks – (continued)
United States – (continued)
8,931	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	867,915
71,261	Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	795,273
319,483	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,658,080
42,100	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	3,707,747
98,337	CenterPoint Energy, Inc. (Multi-Utilities)	1,674,679
83,454	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,896,467
10,839	Consolidated Edison, Inc. (Multi-Utilities)	854,113
36,839	Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	973,286
6,059	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	182,800
60,959	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	9,718,693
29,000	CubeSmart (Equity Real Estate Investment Trusts (REITs))	730,800
28,032	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	1,966,445
47,036	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	7,031,412
54,078	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,876,507
75,156	Edison International (Electric Utilities)	4,412,409
2,557	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	1,726,486
120,325	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	7,256,801
29,386	Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,911,853
14,893	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,635,381
16,866	Evergy, Inc. (Electric Utilities)	985,480
47,231	Eversource Energy (Electric Utilities)	3,811,542
31,877	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,203,994
63,232	FirstEnergy Corp. (Electric Utilities)	2,609,585
30,962	Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	693,239
22,130	Gaming and Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	624,951
74,866	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	780,104
196,381	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	5,133,399
38,475	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	473,627

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
158,776	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	$3,902,714
379,313	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	8,970,786
32,479	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,022,143
259,368	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,950,175
18,984	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,662,809
59,129	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,013,471
78,309	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	1,971,038
8,799	NextEra Energy, Inc. (Electric Utilities)	2,033,625
117,309	NiSource, Inc. (Multi-Utilities)	2,945,629
22,187	NorthWestern Corp. (Multi-Utilities)	1,279,968
32,810	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	956,412
25,403	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	760,312
350,800	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,385,220
172,068	Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,653,289
2,415	Pinnacle West Capital Corp. (Electric Utilities)	185,931
172,904	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	15,428,224
12,030	Public Service Enterprise Group, Inc. (Multi-Utilities)	610,041
1,710	Public Storage (Equity Real Estate Investment Trusts (REITs))	317,120
46,344	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	2,545,212
53,856	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	2,193,016
106,200	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,361,484
39,840	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	11,550,413
35,246	Sempra Energy (Multi-Utilities)	4,365,217
334,066	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	6,470,858
74,161	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	2,778,813
66,800	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,163,656
26,708	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	1,368,251
22,646	Xcel Energy, Inc. (Electric Utilities)	1,439,380

		209,229,570

TOTAL COMMON STOCKS
(Cost $391,674,140)		$398,693,487

Shares	Dividend Rate	Value

Investment Company(b) – 3.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,286,875	0.233%	$13,286,875
(Cost $13,286,875)

TOTAL INVESTMENTS – 100.0%
(Cost $404,961,015)		$411,980,362

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(78,443)

NET ASSETS – 100.0%		$411,901,919

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LLC	—Limited Liability Company
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund
Assets:
Investments of unaffiliated issuers, at value (cost $394,974,173, $797,886,153 and $391,674,140, respectively)	$399,619,497	$715,170,436	$398,693,487
Investments of affiliated issuers, at value (cost $48,786,098, $57,152,173 and $13,286,875, respectively)	48,786,098	57,152,173	13,286,875
Cash	903,269	1,262,494	320,194
Foreign currencies, at value (cost $671,152, $306,415 and $354,146, respectively)	660,952	306,945	356,216
Unrealized gain on forward foreign currency exchange contracts	688,600	2,026,425	—
Variation margin on futures contracts	—	197,579	—
Unrealized gain on swap contracts	—	1,003	—
Receivables:
Collateral on certain derivative contracts(a)	6,576,400	6,001,191	—
Dividends and interest	667,263	10,379,403	573,346
Investments sold	532,844	7,976,404	2,183,616
Foreign tax reclaims	364,280	162,294	65,874
Investments sold on an extended-settlement basis	163,546	1,922,999	537,776
Reimbursement from investment adviser	156,356	—	—
Due from broker — upfront payment	—	256,997	—
Other assets	24,178	26,116	21,192
Total assets	459,143,283	802,842,459	416,038,576

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	1,753,927	3,435,253	—
Variation margin on futures contracts	591,697	—	—
Unrealized loss on swap contracts	—	13,641	—
Payables:
Investments purchased	1,274,039	12,372,195	2,564,912
Investments purchased on an extended settlement basis	174,165	10,942,759	933,883
Management fees	96,838	247,906	182,433
Distribution and service fees and transfer agency fees	6,977	12,431	6,499
Collateral on certain derivative contracts(b)	—	1,010,000	—
Upfront payments received on swap contracts	—	278,295	—
Accrued expenses and other liabilities	1,224,868	643,559	448,930
Total liabilities	5,122,511	28,956,039	4,136,657

Net Assets:
Paid-in capital	462,311,456	886,291,888	438,273,218
Total distributable earnings (loss)	(8,290,684)	(112,405,468)	(26,371,299)

NET ASSETS	$454,020,772	$773,886,420	$411,901,919
Shares Outstanding $0.001 par value (unlimited number of shares authorized):	48,488,190	95,958,402	47,332,324
Net asset value, offering and redemption price per share:	$9.36	$8.06	$8.70

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards
Multi-Manager Global Equity	$4,136,400	$2,440,000

Multi-Manager Non-Core Fixed Income	11,191	5,990,000

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards

Multi-Manager Non-Core Fixed Income	$—	$1,010,000

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	Multi-Manager Global Equity Fund	Multi-Manager Non-Core Fixed Income Fund	Multi-Manager Real Assets Strategy Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $272,285, $0 and $281,243, respectively)	$4,178,267	$14,786	$5,746,561

Dividends — affiliated issuers	302,112	407,495	64,719

Interest (net of foreign withholding taxes of $1,569, $283,941 and $0, respectively)	33,906	24,706,694	—

Total investment income	4,514,285	25,128,975	5,811,280

Expenses:

Management fees	2,366,298	3,465,006	2,171,921

Custody, accounting and administrative services	842,707	491,824	260,423

Professional fees	111,412	112,598	110,268

Transfer Agency fees	45,948	81,530	43,438

Printing and mailing costs	26,048	24,444	18,684

Trustee fees	18,646	22,326	17,970

Registration fees	16,768	17,013	14,326

Prime broker fees	3,553	376	—

Other	41,416	27,614	12,406

Total expenses	3,472,796	4,242,731	2,649,436

Less — expense reductions	(2,438,304)	(1,835,501)	(961,498)

Net expenses	1,034,492	2,407,230	1,687,938

NET INVESTMENT INCOME	3,479,793	22,721,745	4,123,342

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $297, $0 and $0, respectively)	(4,028,330)	(9,335,289)	(21,815,862)

Purchased options	—	(74,486)	—

Futures contracts	(5,244,050)	(135,596)	—

Swap contracts	—	878,274	—

Forward foreign currency exchange contracts	2,155,137	(962,022)	(4,118)

Foreign currency transactions	123,287	(294,207)	(40,541)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(45,230,765)	(84,541,549)	(51,345,598)

Futures contracts	4,120,694	923	—

Swap contracts	—	(9,617)	—

Forward foreign currency exchange contracts	(371,717)	(1,912,443)	—

Foreign currency translation	(134,457)	(194,262)	7,556

Net realized and unrealized loss	(48,610,201)	(96,580,274)	(73,198,563)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,130,408)	$(73,858,529)	$(69,075,221)

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets

	Multi-Manager Global Equity Fund		Multi-Manager Non-Core Fixed Income Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$3,479,793	$10,993,018	$22,721,745	$47,880,135

Net realized gain (loss)	(6,993,956)	11,123,119	(9,923,326)	(6,966,354)

Net change in unrealized gain (loss)	(41,616,245)	48,337,808	(86,656,948)	28,515,829
Net increase (decrease) in net assets resulting from operations	(45,130,408)	70,453,945	(73,858,529)	69,429,610

Distributions to shareholders:

From distributable earnings	(26,403,118)	(45,106,144)	(22,990,386)	(44,128,245)

From return of capital	—	—	—	(3,930,447)
Total distributions to shareholders	(26,403,118)	(45,106,144)	(22,990,386)	(48,058,692)

From share transactions:

Proceeds from sales of shares	48,260,000	112,385,000	67,851,087	463,878,772

Reinvestment of distributions	26,403,118	45,106,144	22,990,386	48,005,796

Cost of shares redeemed	(11,550,000)	(353,974,521)	(40,270,000)	(396,921,299)

Net increase (decrease) in net assets resulting from share transactions	63,113,118	(196,483,377)	50,571,473	114,963,269
TOTAL INCREASE (DECREASE)	(8,420,408)	(171,135,576)	(46,277,442)	136,334,187

Net assets:
Beginning of period	462,441,180	633,576,756	820,163,862	683,829,675

End of period	$454,020,772	$462,441,180	$773,886,420	$820,163,862

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statements of Changes in Net Assets (continued)

	Multi-Manager Real Assets Strategy Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Fiscal Year Ended October 31, 2019
From operations:

Net investment income	$4,123,342	$9,409,993

Net realized gain (loss)	(21,860,521)	8,570,460

Net change in unrealized gain (loss)	(51,338,042)	57,799,413
Net increase (decrease) in net assets resulting from operations	(69,075,221)	75,779,866

Distributions to shareholders:

From distributable earnings	(22,252,923)	(10,439,193)

From share transactions:

Proceeds from sales of shares	37,639,000	112,080,000

Reinvestment of distributions	22,252,923	10,439,193
Cost of shares redeemed	(6,600,000)	(124,929,890)
Net increase (decrease) in net assets resulting from share transactions	53,291,923	(2,410,697)
TOTAL INCREASE (DECREASE)	(38,036,221)	62,929,976

Net assets:
Beginning of period	449,938,140	387,008,164

End of period	$411,901,919	$449,938,140

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Global Equity Fund
	Class R6 Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				For the Period Ended October 31, 2015(b)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.97		$10.62	$11.36	$9.49	$9.46	$10.00

Net investment income(c)	0.08		0.19	0.15	0.11	0.11	0.02

Net realized and unrealized gain (loss)	(1.07)		0.91	(0.52)	1.91	(0.04)	(0.56)

Total from investment operations	(0.99)		1.10	(0.37)	2.02	0.07	(0.54)

Distributions to shareholders from net investment income	(0.33)		(0.19)	(0.15)	(0.15)	(0.04)	—

Distributions to shareholders from net realized gains	(0.29)		(0.56)	(0.22)	—	—	—

Total distributions	(0.62)		(0.75)	(0.37)	(0.15)	(0.04)	—

Net asset value, end of period	$9.36		$10.97	$10.62	$11.36	$9.49	$9.46

Total return(d)	(9.74)%		11.39%	(3.43)%	21.63%	0.74%	(5.40)%

Net assets, end of period (in 000s)	$454,021		$462,441	$633,577	$490,497	$605,053	$439,155

Ratio of net expenses to average net assets	0.45	%(e)	0.72%	0.80%	0.85%	0.85%	0.85	%(e)

Ratio of total expenses to average net assets	1.51	%(e)	1.42%	1.39%	1.47%	1.31%	1.34	%(e)

Ratio of net investment income to average net assets	1.51	%(e)	1.81%	1.29%	1.03%	1.19%	0.74	%(e)

Portfolio turnover rate(f)	36%		91%	76%	88%	47%	10%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Commenced operations on June 24, 2015.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
	Class R6 Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				For the Period Ended October 31, 2015(b)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.06		$8.83	$9.60	$9.60	$9.37	$10.00

Net investment income(c)	0.24		0.54	0.51	0.50	0.46	0.25

Net realized and unrealized gain (loss)	(0.99)		0.31	(0.77)	—	0.23	(0.63)

Total from investment operations	(0.75)		0.85	(0.26)	0.50	0.69	(0.38)

Distributions to shareholders from net investment income	(0.25)		(0.55)	(0.39)	(0.47)	(0.43)	(0.24)

Distributions to shareholders from return of capital	—		(0.07)	(0.12)	(0.03)	(0.03)	(0.01)

Total distributions	(0.25)		(0.62)	(0.51)	(0.50)	(0.46)	(0.25)

Net asset value, end of period	$8.06		$9.06	$8.83	$9.60	$9.60	$9.37

Total return(d)	(8.49)%		9.03%	(2.84)%	5.38%	7.54%	(3.84)%

Net assets, end of period (in 000s)	$773,886		$820,164	$683,830	$401,682	$304,046	$270,687

Ratio of net expenses to average net assets	0.59	%(e)	0.61%	0.70%	0.70%	0.70%	0.70	%(e)

Ratio of total expenses to average net assets	1.04	%(e)	1.05%	1.08%	1.12%	1.20%	1.19	%(e)

Ratio of net investment income to average net assets	5.58	%(e)	6.01%	5.52%	5.26%	4.91%	4.45	%(e)

Portfolio turnover rate(f)	57%		150%	123%	152%	96%	82%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Commenced operations March 31, 2015.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Multi-Manager Real Assets Strategy Fund
	Class R6 Shares(a)
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					For the Period Ended October 31, 2015(b)
			2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$10.78		$9.24	$9.66		$9.17	$9.57	$10.00

Net investment income(c)	0.09		0.22	0.23	(d)	0.20	0.18	0.02

Net realized and unrealized gain (loss)	(1.64)		1.57	(0.41)		0.58	(0.38)	(0.45)

Total from investment operations	(1.55)		1.79	(0.18)		0.78	(0.20)	(0.43)

Distributions to shareholders from net investment income	(0.35)		(0.20)	(0.05)		(0.29)	(0.20)	—

Distributions to shareholder from net realized gains	(0.18)		(0.05)	(0.19)		—	—	—

Total distributions	(0.53)		(0.25)	(0.24)		(0.29)	(0.20)	—

Net asset value, end of period	$8.70		$10.78	$9.24		$9.66	$9.17	$9.57

Total return(e)	(15.13)%		20.04%	(1.88)%		8.65%	(2.14)%	(4.30)%

Net assets, end of period (in 000s)	$411,902		$449,938	$387,008		$212,441	$308,375	$197,429

Ratio of net expenses to average net assets	0.78	%(f)	0.81%	0.90%		0.90%	0.87%	0.90	%(f)

Ratio of total expenses to average net assets	1.22	%(f)	1.24%	1.32%		1.32%	1.33%	1.42	%(f)

Ratio of net investment income to average net assets	1.90	%(f)	2.23%	2.37	%(d)	2.10%	1.96%	0.67	%(f)

Portfolio turnover rate(g)	51%		97%	86%		131%	93%	35%

(a)	Effective January 16, 2018, the Institutional Shares were redesignated as Class R6 Shares.
(b)	Commenced operations on June 30, 2015.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.45% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements

April 30, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Multi-Manager Global Equity Fund	Class R6	Diversified
Multi-Manager Non-Core Fixed Income Fund	Class R6	Diversified
Multi-Manager Real Assets Strategy Fund	Class R6	Diversified

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. As of April 30, 2020, GSAM had sub-advisory agreements (the “Sub-Advisory Agreements”) for the Multi-Manager Global Equity Fund with Axiom International Investors LLC, Boston Partners Global Investors, Inc., Causeway Capital Management LLC, DWS Investment Management Americas, Inc., GW&K Investment Management, LLC, Legal & General Investment Management America, Inc., Massachusetts Financial Services Company d/b/a/ MFS Investment Management, Principal Global Investors, LLC, QMA LLC, Vaughan Nelson Investment Management, L.P., Vulcan Value Partners, LLC, WCM Investment Management, LLC and Wellington Management Company LLP; for the Multi-Manager Non-Core Fixed Income Fund with Ares Capital Management II LLC, BlueBay Asset Management LLP, Brigade Capital Management, LP, Marathon Asset Management, L.P., Symphony Asset Management LLC, and TCW Investment Management Company LLC; and for the Multi-Manager Real Assets Strategy Fund with Cohen & Steers Capital Management, Inc., PGIM Real Estate, a business unit of PGIM, Inc., Presima Inc., and RREEF America L.L.C. (the “Underlying Managers”). Pursuant to the terms of the Sub-Advisory Agreements, the Underlying Managers are responsible for making investment decisions and managing the investments of the Fund. GSAM compensates the Underlying Managers directly in accordance with the terms of the Sub-Advisory Agreements. The Funds are not charged any separate or additional investment advisory fees by the Underlying Managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Expenses — Expenses incurred directly by a Fund are charged to the Fund, and certain expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Multi-Manager Global Equity	Annually	Annually
Multi-Manager Non-Core Fixed Income	Daily/Monthly	Annually
Multi-Manager Real Assets Strategy	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.   Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2020:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$708,661	$463,992	$—

Asia	9,049,780	58,666,209	—

Australia and Oceania	—	3,759,875	—

Europe	10,794,937	90,602,077	—

North America	200,284,981	24,321	—

South America	2,619,557	299,607	—

Fixed Income

Corporate Obligations	—	248	—

Exchange Traded Funds	22,235,260	—	—

Investment Companies	48,786,098	—	—

Short-term Investments	109,986	—	—

Rights	—	6	—

Total	$294,589,260	$153,816,335	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$688,600	$—

Futures Contracts	4,616,956	—	—

Total	$4,616,956	$688,600	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(1,753,927)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

Foreign Debt Obligations	$—	$217,326,765	$—

Corporate Obligations	—	328,863,864	—

Bank Loans	—	165,564,350	1,193,275

Common Stock and/or Other Equity Investments(a)

North America	1,085,357	1,131,273	5,552

Investment Company	57,152,173	—	—

Total	$58,237,530	$712,886,252	$1,198,827

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$2,026,425	$—

Futures Contracts	4,239	—	—

Credit Default Swap Contracts	—	1,003	—

Total	$4,239	$2,027,428	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(3,435,253)	$—

Futures Contracts	(6,536)	—	—

Credit Default Swap Contracts	—	(13,641)	—

Total	$(6,536)	$(3,448,894)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$430,473	$60,938,982	$—

Australia and Oceania	—	15,308,565	—

Europe	3,532,761	77,823,203	—

North America	240,351,466	—	—

South America	308,037	—	—

Investment Company	13,286,875	—	—

Total	$257,909,612	$154,070,750	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2020. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Multi-Manager Global Equity

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$4,616,956	(a)	—	$—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	688,600		Receivable for unrealized gain on forward foreign currency exchange contracts	(1,753,927)
Total		$5,305,556			$(1,753,927)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Non-Core Fixed Income

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$4,239	(a)	Variation margin on futures contracts	$(6,536)	(a)
Credit	Receivable for unrealized gain on swap contracts	1,003	(a)	Payable for unrealized loss on swap contracts	(13,641)	(a)(b)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,026,425		Payable for unrealized loss on forward foreign currency exchange contracts.	(3,435,253)
Total		$2,031,667			$(3,455,430)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $13,641 for Multi-Manager Non-Core Fixed Income Fund, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Multi-Manager Global Equity
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	$2,155,137	$(371,717)	81
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(5,244,050)	4,120,694	337
Total		$(3,088,913)	$3,748,977	418

Multi-Manager Non-Core Fixed Income
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and purchased options contracts / Net change in unrealized gain (loss) on futures contracts contracts	$(135,596)	$923	10
Credit	Net realized gain (loss) from swap contracts/ Net change in unrealized gain (loss) on swap contracts	878,274	(9,617)	3
Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/ Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(1,036,508)	(1,912,443)	55
Total		$(293,830)	$(1,921,137)	68

(a)	Average number of contracts is based on the average of month end balances for the period ended April 30, 2020.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Multi-Manager Real Assets Strategy Fund
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts	$(4,118)	$—	1

(a)	Average number of contracts is based on the average of month end balances for the period ended April 30, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2020 , contractual and effective net management fees with GSAM were at the following rates:

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate*^
Multi-Manager Global Equity	1.03%	0.93%	0.89%	0.87%	0.84%	1.03%	0.33%
Multi-Manager Non-Core Fixed Income	0.85	0.85	0.77	0.73	0.71	0.85	0.40
Multi-Manager Real Asset Strategy	1.00	0.90	0.86	0.84	0.82	1.00	0.56

*	GSAM has agreed to waive a portion of its management fee for each Fund in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers. These arrangements will remain in effect through at least February 28, 2021, and prior to such date GSAM may not terminate the arrangements without the approval of the Board of Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi-Manager Real Assets Strategy Funds invest in shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended April 30, 2020, GSAM waived $38,938, $54,185 and $9,056 of the Multi-Manager Global Equity, Multi-Manager Non-Core Fixed Income and Multi- Manager Real Assets Strategy Funds’ management fees, respectively.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.02% of the average daily net assets of Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Total Annual Operating Expense limitations as an annual percentage rate of average daily net assets for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund are 0.75%, 0.70%, and 0.90% respectively. GSAM has also agreed to reduce or limit the Multi-Manager Global Equity Fund’s “Other Expenses” (excluding acquired fund fees and expenses, transfer

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.10% of the Fund’s average daily net assets. The arrangements for the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund will each remain in effect through at least February 28, 2021, and prior to such dates GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Annual Operating Expense Reductions
Multi-Manager Global Equity	$1,612,343	$825,961	$2,438,304
Multi-Manager Non-Core Fixed Income	1,835,501	—	1,835,501
Multi-Manager Real Assets Strategy	961,498	—	961,498

D.  Line of Credit Facility — As of April 30, 2020, the Funds participated in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2020, the Funds did not have any borrowings under the facility. Prior to April 28, 2020 the facility was $580,000,000.

E.  Other Transactions with Affiliates — For the six months ended April 30, 2020 , Goldman Sachs earned $137, $0 and $1,268 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Multi-Manager Global Equity Fund, Multi-Manager Non-Core Fixed Income Fund and Multi-Manager Real Assets Strategy Fund respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2020:

Fund	Market Value as of October 31, 2019	Purchases at Cost	Proceeds from Sales	Market Value as of April 30, 2020	Shares as of April 30, 2020	Dividend Income from Affiliated Investment Companies
Multi-Manager Global Equity
Goldman Sachs Financial Square Government Fund — Institutional Shares	$13,920,727	$125,972,892	$(128,867,484)	$11,026,135	11,026,135	$57,026
Goldman Sachs Financial Square Government Fund — Class R6 Shares	34,444,680	97,456,992	(94,141,709)	37,759,963	37,759,963	245,086
Multi-Manager Non-Core Fixed Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	68,210,674	349,906,690	(360,965,191)	57,152,173	57,152,173	407,495
Multi-Manager Real Asset Strategy
Goldman Sachs Financial Square Government Fund — Institutional Shares	8,199,800	92,326,960	(87,239,885)	13,286,875	13,286,875	64,719

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2020, were as follows:

Fund	Purchases of Government Securities	Purchases Excluding Government Securities	Sales of Government Securities	Sales Excluding Government Securities
Multi-Manager Global Equity	$—	$182,380,738	$—	$146,017,357
Multi-Manager Non-Core Fixed Income	10,740,684	456,987,814	10,735,530	411,882,692
Multi-Manager Real Asset Strategy	—	248,236,143	—	215,748,023

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2019, the Funds’ capital loss carryforwards and certain of the Funds’ timing differences on a tax basis were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
Capital loss carryforwards:
Perpetual Short-Term	$—	$(4,706,113)	$—
Perpetual Long-Term	—	(8,614,610)	—
Total Capital loss carryforwards	$—	$(13,320,723)	$—
Timing differences (Straddle Loss Deferrals)	$(14,996)	$(3,013,471)	$—

As of April 30, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Multi-Manager Global Equity	Multi-Manager Non-Core Fixed Income	Multi-Manager Real Assets Strategy
Tax Cost	$455,135,619	$856,732,455	$418,194,171
Gross unrealized gain	42,636,691	8,909,139	36,983,475
Gross unrealized loss	(49,366,715)	(93,318,985)	(43,197,284)
Net unrealized gains (losses) on securities	$(6,730,024)	$(84,409,846)	$(6,213,809)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of swap transactions, underlying fund investments, passive foreign investment company investments, real estate investment trust investments and material modification of debt securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Multi-Manager Real Assets Strategy Fund concentrates its investments in the real estate group of industries, which has historically experienced substantial price volatility. Concentrating Fund investments in issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

8. OTHER RISKS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

8. OTHER RISKS (continued)

for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Non-Core Fixed Income Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended April 30, 2020. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Fund.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

10. OTHER MATTERS (continued)

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. GSAM expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Multi-Manager Global Equity Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	4,980,292	$48,260,000	11,269,092	$112,385,000
Reinvestment of distributions	2,381,106	26,403,118	4,729,280	45,106,144
Shares redeemed	(1,032,713)	(11,550,000)	(33,507,312)	(353,974,521)

NET INCREASE (DECREASE)	6,328,685	$63,113,118	(17,508,940)	$(196,483,377)

	Multi-Manager Non-Core Fixed Income Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	7,428,745	$67,851,087	51,695,826	$463,878,772
Reinvestment of distributions	2,647,902	22,990,386	5,356,955	48,005,796
Shares redeemed	(4,673,802)	(40,270,000)	(43,963,119)	(396,921,299)

NET INCREASE	5,402,845	$50,571,473	13,089,662	$114,963,269

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Notes to Financial Statements (continued)

April 30, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Multi-Manager Real Assets Strategy Fund

	For the Six Months Ended April 30, 2020 (Unaudited)		For the Fiscal Year Ended October 31, 2019

	Shares	Dollars	Shares	Dollars

Class R6 Shares
Shares sold	4,072,334	$37,639,000	10,886,591	$112,080,000
Reinvestment of distributions	2,150,776	22,252,923	1,177,709	10,439,193
Shares redeemed	(628,990)	(6,600,000)	(12,189,226)	(124,929,890)

NET INCREASE (DECREASE)	5,594,120	$53,291,923	(124,926)	$(2,410,697)

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 4-5, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Fund Expenses — Six Months Period Ended April 30, 2020 (Unaudited)

As a shareholder of Class R6 Shares of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020, which represents a period of 182 days in a 366-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Global Equity Fund				Multi-Manager Non-Core Fixed Income Fund				Multi-Manager Real Assets Strategy Fund
Share Class	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*	Beginning Account Value 11/1/19	Ending Account Value 4/30/20		Expenses Paid for the 6 months ended 4/30/20*
Class R6
Actual	$1,000.00	$902.60		$2.13	$1,000.00	$1,000.00		$2.93	$1,000.00	$848.70		$3.59
Hypothetical 5% return	1,000.00	1,022.63	+	2.26	1,000.00	1,021.93	+	2.97	1,000.00	1,020.98	+	3.92

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class R6
Multi-Manager Global Equity	0.45%
Multi-Manager Non-Core Fixed Income	0.59
Multi-Manager Real Assets Strategy	0.78

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Statement Regarding Basis for Approval of Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Multi-Manager Global Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust II (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. The Fund employs a “manager of managers” structure, whereby Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of the Fund among them, and overseeing their day-to-day management of Fund assets.

Upon the recommendation of the Investment Adviser, at a meeting held on February 4-5, 2020, the Trustees present, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and Axiom International Investors LLC (the “Sub-Adviser”) on behalf of the Fund. In connection with their evaluation of the Sub-Advisory Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel. In addition, the Trustees received information prepared by the Sub-Adviser in a written response to a formal request from the Investment Adviser.

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied on the information provided by the Investment Adviser and the Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing another fund with investment strategies similar to those to be employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, the Trustees considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees considered that the Sub-Adviser currently manages other assets for the Investment Adviser’s clients. They noted that, because the Sub-Adviser had not previously provided services to the Fund, there was no performance information to evaluate with respect to the Fund.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule. They noted that the compensation paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreement were the result of arms’ length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees reviewed the anticipated blended average of all sub-advisory fees to be paid by the Investment Adviser with respect to the Fund and how it would change upon hiring the Sub-Adviser. The Trustees considered the Investment Adviser’s undertaking to waive the portion of its management fee which is in excess of the weighted average of the Fund’s sub-advisory fees.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees present, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved for a period of two years from its effective date.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.66 trillion in assets under supervision as of March 31, 2020, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund[4]
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[5]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[6]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[7]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on April 30, 2020, the Goldman Sachs Global Income Fund was renamed the Goldman Sachs Global Core Fixed Income Fund.
[5]Effective	after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[6]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[7]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit. Past correlations are not indicative of future correlations, which may vary.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about each Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2020 Goldman Sachs. All rights reserved. 206033-OTU-1214529 SMACSAR-20

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020 for its Target Date Portfolios.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	July 1, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	July 1, 2020